[WELLS FARGO FUNDS LOGO]

WELLS FARGO STOCK FUNDS

ANNUAL REPORT

DIVERSIFIED EQUITY FUND
DIVERSIFIED SMALL CAP FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
GROWTH FUND
GROWTH EQUITY FUND
INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP APPRECIATION FUND
LARGE COMPANY GROWTH FUND
MID CAP GROWTH FUND
SIFE SPECIALIZED FINANCIAL SERVICES FUND
SMALL CAP GROWTH FUND
SMALL CAP OPPORTUNITIES FUND
SMALL COMPANY GROWTH FUND
SMALL COMPANY VALUE FUND
SPECIALIZED HEALTH SCIENCES FUND
SPECIALIZED TECHNOLOGY FUND

SEPTEMBER 30, 2002

[GRAPHIC]

                                                                     STOCK FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                         1

PERFORMANCE HIGHLIGHTS

   DIVERSIFIED EQUITY FUND                                                     2
   DIVERSIFIED SMALL CAP FUND                                                  4
   EQUITY INCOME FUND                                                          6
   EQUITY INDEX FUND                                                           8
   EQUITY VALUE FUND                                                          10
   GROWTH FUND                                                                12
   GROWTH EQUITY FUND                                                         14
   INDEX FUND                                                                 16
   INTERNATIONAL EQUITY FUND                                                  18
   LARGE CAP APPRECIATION FUND                                                20
   LARGE COMPANY GROWTH FUND                                                  22
   MID CAP GROWTH FUND                                                        24
   SIFE SPECIALIZED FINANCIAL SERVICES FUND                                   26
   SMALL CAP GROWTH FUND                                                      28
   SMALL CAP OPPORTUNITIES FUND                                               30
   SMALL COMPANY GROWTH FUND                                                  32
   SMALL COMPANY VALUE FUND                                                   34
   SPECIALIZED HEALTH SCIENCES FUND                                           36
   SPECIALIZED TECHNOLOGY FUND                                                38

PORTFOLIO OF INVESTMENTS

   DIVERSIFIED EQUITY FUND                                                    40
   DIVERSIFIED SMALL CAP FUND                                                 41
   EQUITY INCOME FUND                                                         42
   EQUITY INDEX FUND                                                          43
   EQUITY VALUE FUND                                                          58
   GROWTH FUND                                                                61
   GROWTH EQUITY FUND                                                         64
   INDEX FUND                                                                 65
   INTERNATIONAL EQUITY FUND                                                  66
   LARGE CAP APPRECIATION FUND                                                70
   LARGE COMPANY GROWTH FUND                                                  71
   MID CAP GROWTH FUND                                                        72
   SIFE SPECIALIZED FINANCIAL SERVICES FUND                                   77
   SMALL CAP GROWTH FUND                                                      79
   SMALL CAP OPPORTUNITIES FUND                                               84
   SMALL COMPANY GROWTH FUND                                                  89
   SMALL COMPANY VALUE FUND                                                   90
   SPECIALIZED HEALTH SCIENCES FUND                                           91
   SPECIALIZED TECHNOLOGY FUND                                                93

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                       96
   STATEMENTS OF OPERATIONS                                                  100
   STATEMENTS OF CHANGES IN NET ASSETS                                       104
   FINANCIAL HIGHLIGHTS                                                      112
   NOTES TO FINANCIAL HIGHLIGHTS                                             124

NOTES TO FINANCIAL STATEMENTS                                                125

INDEPENDENT AUDITORS' REPORT                                                 138

                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS

   DISCIPLINED GROWTH PORTFOLIO                                              140
   EQUITY INCOME PORTFOLIO                                                   143
   INDEX PORTFOLIO                                                           146
   INTERNATIONAL EQUITY PORTFOLIO                                            161
   LARGE CAP APPRECIATION PORTFOLIO                                          165
   LARGE COMPANY GROWTH PORTFOLIO                                            170
   SMALL CAP BASIC VALUE PORTFOLIO                                           173
   SMALL CAP INDEX PORTFOLIO                                                 176
   SMALL CAP VALUE PORTFOLIO                                                 193
   SMALL COMPANY GROWTH PORTFOLIO                                            197
   SMALL COMPANY VALUE PORTFOLIO                                             202

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                      208
   STATEMENTS OF OPERATIONS                                                  210
   STATEMENTS OF CHANGES IN NET ASSETS                                       212
   FINANCIAL HIGHLIGHTS                                                      216

NOTES TO FINANCIAL STATEMENTS                                                219

INDEPENDENT AUDITORS' REPORT                                                 223

BOARD OF TRUSTEES                                                            224

LIST OF ABBREVIATIONS                                                        226

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED SHAREHOLDER,

        We are pleased to provide you with this WELLS FARGO STOCKS FUNDS annual report for the 12-month period ending September 30, 2002. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, as well as interesting facts and figures about each portfolio.

THE ECONOMY: MODEST, UNEVEN GROWTH

        After rebounding earlier this year, economic growth appeared to have weakened by the end of the period, as the manufacturing sector relapsed and consumer spending finally showed signs of slowing. At the same time, mounting tensions in the Middle East undermined business and consumer confidence.

        Still, the economy enjoyed support from strong growth in labor productivity, low inflation and the effects of low interest rates, particularly the impact of low mortgage rates on the affordability and demand for housing. On balance, the U.S. economy continued to advance at a modest rate and appeared unlikely to dip into a recession.

STOCKS: A GROWLING BEAR

        The 12-month period was a difficult year for stocks. Moreover, the third quarter of 2002 was an especially difficult time period as the S&P 500 Index registered its worst quarterly performance in 15 years, including a double-digit decline in September.

        Resilience was greatest in the more defensive consumer staples and health care sectors of the market, while the hard-pressed technology and telecommunications sectors suffered the steepest declines. High-dividend, S&P 500 stocks yielding more than 3.5% also held up relatively well.

BONDS: HELPED BY THE EXODUS FROM STOCKS

        Pessimism over the economy, tensions with Iraq and the equity-related flight of capital late in the third quarter of 2002 sent U.S.Treasury bill rates down to levels not seen since the late 1950s. The yield on 10-year U.S.Treasury notes hit a 39-year low. The exodus from stocks and other securities into Treasuries and money market instruments also exaggerated the interest rate declines. As a result, U.S. Treasury bond prices rose. Within the corporate bond sector, accounting and other problems in the utilities sector masked relatively strong gains by industrials and the financial services sector. Mortgage-backed securities were affected by heightened pre-payment risk, as the refinancing boom gathered momentum.

LOOKING AHEAD

        Although a rise in corporate profits and the economy would likely cause interest rates to rise and bond prices to fall, the magnitude of such a move may be modest. We believe the economy may level out at about a 2.5% annual growth rate, which should be strong enough to keep the Federal Reserve Board from raising interest rates. Meanwhile, yields on longer-term U.S. Treasury bonds may be affected by a historically low premium over inflation.

        The attractive yields in the non-Treasury sector of the bond market may be better insulated from any future bond sell-off that may occur in an improved economy. High-yield and investment-grade corporate securities should benefit most from an improved outlook for credit quality associated with an improved earnings outlook. Mortgage-backed bonds may be best positioned for the end in the decline of long-term rates as pre-payment risk subsides.

        Meanwhile, the signs of an eventual stock market recovery may already be emerging. By the end of the period, stock valuations generally were more reasonable than they had been in years. Pessimism over the earnings outlook appeared to be the main obstacle for a sustained rally in stocks, but the news on corporate profits was perhaps not as bleak as it first appeared. Corporate profits and cash flow, based on U.S. Commerce Department estimates, posted double-digit gains during the first half of 2002. Aggressive cost cutting has lifted profit margins despite declining selling prices, while inflation-adjusted sales gains out paced overall economic growth.

        During these uncertain economic times, it is important to ensure that your portfolio is diversified. While diversification will not prevent losses in a bear market, it may help reduce them and keep you on track to reach your financial goals.

        Thank you for choosing WELLS FARGO FUNDS. We appreciate the confidence in these difficult times. Rest assured that through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222.

     Sincerely,

     /s/ Michael J. Hogan
     Michael J. Hogan
     President
     WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISERS
     Wells Capital Management Incorporated
     Cadence Capital Management
     Peregrine Capital Management, Inc.
     Smith Asset Management Group, LP

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     12/31/88

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (19.04)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%. The Fund's Class A shares distributed $0.15 per share in dividend income and $0.42 per share in capital gains during the period.

        A combination of weaker than expected economic growth, the loss of confidence in corporate accounting and the fear of impending war caused many investors to avoid stocks regardless of investment style, market capitalization or geographical location. Although value stocks outperformed growth stocks for much of the fiscal year, investors sold value stocks in a third quarter 2002 sell-off, leaving both value and growth stocks at attractive low valuations. In general, large cap stocks received more scrutiny since most of the news of corporate scandals involved large, well-known companies that may use complicated business structures to mask certain liabilities. Meanwhile, Europe and Japan's economies and markets were not any stronger than the U.S. Capital spending throughout the world remained under pressure during the period while consumer spending finally showed signs of fatigue.

        The Fund invested in sectors that continued to fare poorly including the technology sector and other economically sensitive sectors such as basic materials and commodities. In addition, the Fund's exposure to financial services and retailing stocks hurt performance as these sectors gave up much of the ground in the last three months of the period that they had achieved in the first nine months of the fiscal year, despite a declining interest rate environment. On the other hand, the Fund's exposure to the health care and consumer staples sectors performed relatively well, as the profits of these companies are not clearly tied to an economic recovery.

STRATEGIC OUTLOOK

        Although the period was a very difficult one for stocks, it is important to remember that the stock market has faced many periods of volatility throughout its long history. Given declining stock prices, record low interest rates and the modest level of inflation, we believe that the risk of investing in stocks may be lower today than it has been in a long time.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   -------------------------------  -------------------------------
                                                     1-YEAR     5-YEAR    10-YEAR    1-YEAR     5-YEAR     10-YEAR
   Wells Fargo Diversified Equity Fund - Class A     (23.69)    (2.91)      7.46     (19.04)    (1.75)       8.10

   Wells Fargo Diversified Equity Fund - Class B     (23.62)    (2.80)      7.29     (19.64)    (2.50)       7.29

   Wells Fargo Diversified Equity Fund - Class C     (21.21)    (2.63)      7.22     (19.62)    (2.44)       7.33

   Wells Fargo Diversified Equity Fund -
     Institutional Class                                                             (18.86)    (1.68)       8.14

   Benchmark

     S&P 500 Index                                                                   (20.47)    (1.62)       8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                            0.94

   Price to Earnings Ratio (trailing 12 months)    16.52x

   Price to Book Ratio                              2.51x

   Median Market Cap ($B)                           16.7

   Portfolio Turnover                                 30%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   American International Group Incorporated   2.15%

   Microsoft Corporation                       2.10%

   Pfizer Incorporated                         2.09%

   Medtronic Incorporated                      1.52%

   Exxon Mobil Corporation                     1.51%

   Fortune Brands Incorporated                 1.49%

   Procter & Gamble Company                    1.44%

   Wal-Mart Stores Incorporated                1.42%

   General Electric Company                    1.33%

   Johnson and Johnson                         1.27%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Financial Services                            15%
International                                 15%
Consumer Discretionary                        15%
Industrials                                   12%
Health Care                                   12%
Information Technology                        10%
Consumer Staples                               7%
Energy                                         4%
Basic Materials                                3%
Cash                                           3%
Utilities                                      2%
Telecommunication Services                     2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

             WELLS FARGO DIVERSIFIED EQUITY FUND - CLASS A    S&P 500 INDEX     WELLS FARGO DIVERSIFIED EQUITY FUND - CLASS I
09/30/92                                          $  9,425         $ 10,000                                          $ 10,000
10/31/92                                          $  9,488         $ 10,035                                          $ 10,067
11/30/92                                          $  9,886         $ 10,376                                          $ 10,488
12/31/92                                          $  9,995         $ 10,503                                          $ 10,605
01/31/93                                          $ 10,004         $ 10,591                                          $ 10,615
02/28/93                                          $  9,931         $ 10,736                                          $ 10,537
03/31/93                                          $ 10,289         $ 10,962                                          $ 10,917
04/30/93                                          $ 10,048         $ 10,697                                          $ 10,662
05/31/93                                          $ 10,388         $ 10,983                                          $ 11,022
06/30/93                                          $ 10,338         $ 11,016                                          $ 10,969
07/31/93                                          $ 10,403         $ 10,971                                          $ 11,038
08/31/93                                          $ 10,874         $ 11,388                                          $ 11,537
09/30/93                                          $ 10,911         $ 11,300                                          $ 11,577
10/31/93                                          $ 11,089         $ 11,534                                          $ 11,766
11/30/93                                          $ 10,854         $ 11,424                                          $ 11,516
12/31/93                                          $ 11,208         $ 11,562                                          $ 11,892
01/31/94                                          $ 11,585         $ 11,955                                          $ 12,292
02/28/94                                          $ 11,353         $ 11,631                                          $ 12,045
03/31/94                                          $ 10,835         $ 11,124                                          $ 11,496
04/30/94                                          $ 10,953         $ 11,266                                          $ 11,621
05/31/94                                          $ 11,051         $ 11,451                                          $ 11,726
06/30/94                                          $ 10,695         $ 11,171                                          $ 11,348
07/31/94                                          $ 11,045         $ 11,537                                          $ 11,720
08/31/94                                          $ 11,597         $ 12,010                                          $ 12,292
09/30/94                                          $ 11,377         $ 11,717                                          $ 12,072
10/31/94                                          $ 11,585         $ 11,980                                          $ 12,291
11/30/94                                          $ 11,151         $ 11,544                                          $ 11,832
12/31/94                                          $ 11,301         $ 11,715                                          $ 11,990
01/31/95                                          $ 11,424         $ 12,019                                          $ 12,122
02/28/95                                          $ 11,780         $ 12,486                                          $ 12,499
03/31/95                                          $ 12,162         $ 12,854                                          $ 12,904
04/30/95                                          $ 12,486         $ 13,233                                          $ 13,248
05/31/95                                          $ 12,873         $ 13,760                                          $ 13,659
06/30/95                                          $ 13,275         $ 14,080                                          $ 14,085
07/31/95                                          $ 13,858         $ 14,546                                          $ 14,703
08/31/95                                          $ 13,904         $ 14,583                                          $ 14,753
09/30/95                                          $ 14,440         $ 15,198                                          $ 15,322
10/31/95                                          $ 14,193         $ 15,144                                          $ 15,059
11/30/95                                          $ 14,672         $ 15,808                                          $ 15,568
12/31/95                                          $ 14,797         $ 16,112                                          $ 15,700
01/31/96                                          $ 15,219         $ 16,660                                          $ 16,148
02/29/96                                          $ 15,504         $ 16,815                                          $ 16,450
03/31/96                                          $ 15,710         $ 16,976                                          $ 16,668
04/30/96                                          $ 16,149         $ 17,226                                          $ 17,135
05/31/96                                          $ 16,522         $ 17,669                                          $ 17,525
06/30/96                                          $ 16,463         $ 17,736                                          $ 17,468
07/31/96                                          $ 15,663         $ 16,952                                          $ 16,619
08/31/96                                          $ 15,982         $ 17,310                                          $ 16,957
09/30/96                                          $ 16,836         $ 18,282                                          $ 17,863
10/31/96                                          $ 16,950         $ 18,787                                          $ 17,984
11/30/96                                          $ 18,015         $ 20,205                                          $ 19,114
12/31/96                                          $ 17,825         $ 19,805                                          $ 18,907
01/31/97                                          $ 18,689         $ 21,041                                          $ 19,829
02/28/97                                          $ 18,683         $ 21,207                                          $ 19,823
03/31/97                                          $ 17,924         $ 20,338                                          $ 19,018
04/30/97                                          $ 18,678         $ 21,550                                          $ 19,818
05/31/97                                          $ 19,951         $ 22,867                                          $ 21,163
06/30/97                                          $ 20,886         $ 23,884                                          $ 22,154
07/31/97                                          $ 22,328         $ 25,783                                          $ 23,691
08/31/97                                          $ 21,186         $ 24,339                                          $ 22,479
09/30/97                                          $ 22,437         $ 25,671                                          $ 23,807
10/31/97                                          $ 21,525         $ 24,813                                          $ 22,838
11/30/97                                          $ 22,093         $ 25,962                                          $ 23,436
12/31/97                                          $ 22,403         $ 26,409                                          $ 23,770
01/31/98                                          $ 22,660         $ 26,699                                          $ 24,043
02/28/98                                          $ 24,261         $ 28,624                                          $ 25,741
03/31/98                                          $ 25,324         $ 30,090                                          $ 26,863
04/30/98                                          $ 25,698         $ 30,397                                          $ 27,260
05/31/98                                          $ 25,155         $ 29,874                                          $ 26,690
06/30/98                                          $ 25,961         $ 31,087                                          $ 27,545
07/31/98                                          $ 25,511         $ 30,757                                          $ 27,068
08/31/98                                          $ 21,749         $ 26,313                                          $ 23,076
09/30/98                                          $ 22,865         $ 27,999                                          $ 24,260
10/31/98                                          $ 24,395         $ 30,276                                          $ 25,884
11/30/98                                          $ 25,844         $ 32,111                                          $ 27,421
12/31/98                                          $ 27,411         $ 33,960                                          $ 29,084
01/31/99                                          $ 28,203         $ 35,390                                          $ 29,918
02/28/99                                          $ 27,387         $ 34,286                                          $ 29,059
03/31/99                                          $ 28,359         $ 35,657                                          $ 30,090
04/30/99                                          $ 29,415         $ 37,037                                          $ 31,210
05/31/99                                          $ 28,947         $ 36,163                                          $ 30,714
06/30/99                                          $ 30,531         $ 38,130                                          $ 32,394
07/31/99                                          $ 29,901         $ 36,940                                          $ 31,726
08/31/99                                          $ 29,571         $ 36,757                                          $ 31,376
09/30/99                                          $ 28,803         $ 35,749                                          $ 30,554
10/31/99                                          $ 30,201         $ 38,012                                          $ 32,038
11/30/99                                          $ 31,071         $ 38,784                                          $ 32,967
12/31/99                                          $ 33,015         $ 41,068                                          $ 35,030
01/31/00                                          $ 31,609         $ 39,007                                          $ 33,531
02/29/00                                          $ 31,602         $ 38,269                                          $ 33,525
03/31/00                                          $ 34,257         $ 42,012                                          $ 36,341
04/30/00                                          $ 33,433         $ 40,748                                          $ 35,467
05/31/00                                          $ 32,686         $ 39,912                                          $ 34,681
06/30/00                                          $ 33,592         $ 40,898                                          $ 35,635
07/31/00                                          $ 33,085         $ 40,260                                          $ 35,098
08/31/00                                          $ 34,890         $ 42,760                                          $ 37,020
09/30/00                                          $ 33,408         $ 40,503                                          $ 35,441
10/31/00                                          $ 33,471         $ 40,332                                          $ 35,508
11/30/00                                          $ 31,419         $ 37,154                                          $ 33,336
12/31/00                                          $ 32,392         $ 36,998                                          $ 34,363
01/31/01                                          $ 32,916         $ 38,312                                          $ 34,919
02/28/01                                          $ 30,277         $ 34,818                                          $ 32,126
03/31/01                                          $ 28,168         $ 32,610                                          $ 29,888
04/30/01                                          $ 30,423         $ 35,144                                          $ 32,289
05/31/01                                          $ 30,486         $ 35,379                                          $ 32,370
06/30/01                                          $ 29,711         $ 34,520                                          $ 31,548
07/31/01                                          $ 29,264         $ 34,181                                          $ 31,081
08/31/01                                          $ 27,840         $ 32,042                                          $ 29,577
09/30/01                                          $ 25,368         $ 29,453                                          $ 26,954
10/31/01                                          $ 26,017         $ 30,015                                          $ 27,650
11/30/01                                          $ 27,868         $ 32,317                                          $ 29,621
12/31/01                                          $ 28,286         $ 32,602                                          $ 30,080
01/31/02                                          $ 27,854         $ 32,126                                          $ 29,621
02/28/02                                          $ 27,309         $ 31,506                                          $ 29,048
03/31/02                                          $ 28,484         $ 32,690                                          $ 30,306
04/30/02                                          $ 27,422         $ 30,709                                          $ 29,177
05/31/02                                          $ 27,068         $ 30,482                                          $ 28,807
06/30/02                                          $ 25,482         $ 28,312                                          $ 27,120
07/31/02                                          $ 23,003         $ 26,106                                          $ 24,492
08/31/02                                          $ 23,102         $ 26,276                                          $ 24,605
09/30/02                                          $ 20,538         $ 23,422                                          $ 21,871

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISERS
     Wells Capital Management Incorporated
     Peregrine Capital Management, Inc.
     Smith Asset Management Group, LP

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     12/31/97

PERFORMANCE HIGHLIGHTS

        The Fund returned (4.17)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the Russell 2000 Index(2), which returned (9.30)%. The Fund distributed no dividend income and $0.12 per share in capital gains during the period.

        A rebound in stocks occurred in the aftermath of the September 11 terrorist attacks, followed by a pullback after it became apparent that the U.S. economy and corporate profits would not recover quickly. In addition, corporate malfeasance and an impending war with Iraq impacted the stock markets. As a result of so much uncertainty, many investors remained on the sidelines awaiting an improvement in the economic environment.

        Factors that contributed to the Fund's outperformance of its benchmark included its effective stock selection within the health care and retail sectors, as well as the Fund's underweight in poorly performing technology stocks. The Fund's holdings in health care stocks benefited performance as they were seen as a relatively safe haven against an unpredictable economy, as did the Fund's position in retail stocks which benefited during most of the year from surprisingly robust consumer spending.

STRATEGIC OUTLOOK

        A significant percentage of small cap stocks have some exposure to technology, an area that has been under extreme pressure. Although we believe technology spending may likely remain sluggish, companies that offer cost reduction technologies could see steady growth. For example, a large part of the homeland security budget will be spent on border patrol and airport security-related technologies, potentially creating opportunities for investors in those stocks.

        Traditionally, small cap growth and value stocks carried different price/earnings multiples, reflecting the different profit growth expectations of the two investment styles. As we approach 2003, however, it is our view that growth stocks, such as many health care and technology issues, are no more expensive than classic value stocks such as industrial or financial issues. This view is based, in part, on the pessimism facing growth stocks that could actually set the stage for growth stock winners as pockets of the economy begin to show growth. Meanwhile, investors in small-cap value stocks could also reap significant rewards if the companies exceed the market's modest expectations.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                       EXCLUDING SALES CHARGE
                                                                      ------------------------
                                                                       1-YEAR    LIFE OF FUND
   Wells Fargo Diversified Small Cap Fund - Institutional Class        (4.17)       (1.35)

   Benchmark

     Russell 2000 Index                                                (9.30)       (2.67)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                          1.25

   Price to Earnings Ratio (trailing 12 months)  14.37x

   Price to Book Ratio                            1.62x

   Median Market Cap ($B)                         0.59

   Portfolio Turnover                               93%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Interstate Bakeries                            0.90%

   Amerigroup Corporation                         0.84%

   Coventry Health Care Incorporated              0.81%

   Mid Atlantic Medical Services                  0.80%

   Alliant Techsystems Incorporated               0.80%

   NBTY Incorporated                              0.80%

   Pediatrix Medical Group                        0.78%

   Harman International Industries                0.73%

   Corinthian Colleges Incorporated               0.73%

   NVR Incorporated                               0.70%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Consumer Discretionary                        21%
Financial Services                            17%
Industrials                                   15%
Health Care                                   13%
Information Technology                        11%
Basic Materials                                7%
Energy                                         5%
Cash                                           5%
Consumer Staples                               4%
Utilities                                      2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO DIVERSIFIED SMALL CAP FUND - CLASS I      RUSSELL 2000 INDEX
12/31/97                                           $ 10,000                $ 10,000
 1/31/98                                           $  9,880                $  9,842
 2/28/98                                           $ 10,690                $ 10,569
 3/31/98                                           $ 11,170                $ 11,005
 4/30/98                                           $ 11,220                $ 11,065
 5/31/98                                           $ 10,520                $ 10,469
 6/30/98                                           $ 10,450                $ 10,491
 7/31/98                                           $  9,660                $  9,641
 8/31/98                                           $  7,600                $  7,769
 9/30/98                                           $  7,970                $  8,377
10/31/98                                           $  8,320                $  8,719
11/30/98                                           $  8,750                $  9,176
12/31/98                                           $  9,140                $  9,744
 1/31/99                                           $  9,040                $  9,873
 2/28/99                                           $  8,260                $  9,074
 3/31/99                                           $  8,150                $  9,215
 4/30/99                                           $  8,720                $ 10,041
 5/29/99                                           $  8,990                $ 10,187
 6/30/99                                           $  9,500                $ 10,648
 7/31/99                                           $  9,450                $ 10,356
 8/31/99                                           $  9,070                $  9,973
 9/30/99                                           $  9,020                $  9,975
10/31/99                                           $  9,020                $ 10,016
11/30/99                                           $  9,370                $ 10,614
12/31/99                                           $ 10,040                $ 11,815
 1/31/00                                           $  9,570                $ 11,625
 2/29/00                                           $ 10,400                $ 13,544
 3/31/00                                           $ 10,760                $ 12,652
 4/30/00                                           $ 10,690                $ 11,890
 5/31/00                                           $ 10,350                $ 11,197
 6/30/00                                           $ 10,810                $ 12,173
 7/31/00                                           $ 10,520                $ 11,781
 8/31/00                                           $ 11,440                $ 12,680
 9/30/00                                           $ 11,180                $ 12,307
10/31/00                                           $ 11,090                $ 11,759
11/30/00                                           $ 10,180                $ 10,551
12/31/00                                           $ 11,219                $ 11,457
 1/31/01                                           $ 11,475                $ 12,054
 2/28/01                                           $ 11,016                $ 11,260
 3/31/01                                           $ 10,516                $ 10,709
 4/30/01                                           $ 11,261                $ 11,547
 5/31/01                                           $ 11,507                $ 11,831
 6/30/01                                           $ 11,805                $ 12,250
 7/31/01                                           $ 11,549                $ 11,587
 8/31/01                                           $ 11,208                $ 11,213
 9/30/01                                           $  9,781                $  9,703
10/31/01                                           $ 10,143                $ 10,271
11/30/01                                           $ 10,890                $ 11,066
12/31/01                                           $ 11,452                $ 11,749
 1/31/02                                           $ 11,560                $ 11,627
 2/28/02                                           $ 11,506                $ 11,308
 3/31/02                                           $ 12,411                $ 12,217
 4/30/02                                           $ 12,691                $ 12,328
 5/31/02                                           $ 12,239                $ 11,781
 6/30/02                                           $ 11,776                $ 11,197
 7/31/02                                           $ 10,020                $  9,506
 8/31/02                                           $ 10,095                $  9,482
 9/30/02                                           $  9,373                $  8,801

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

EQUITY INCOME FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     David L. Roberts, CFA
     Gary J. Dunn, CFA

INCEPTION DATE
     03/31/89

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (19.84)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%, but underperforming the Russell 1000 Value Index(3), which returned (16.95)%. The Fund's Class A shares distributed $0.43 per share in dividend income and $0.99 per share in capital gains during the period.

        The equity markets continued to be challenging over the period, with virtually all major stock indices experiencing double-digit declines. Small cap stocks in general, particularly small-cap value stocks, were down significantly less, only about 2%. While almost all sectors declined over the 1-year period, some sectors held up better than others, such as consumer staples, which included including Fortune Brands and Procter & Gamble, two of the Fund's holdings that experinced double-digit gains. Both companies have been restructuring in an effort to focus on core product lines as well as making strategic acquisitions and improving company fundamentals.

        Sectors that had the largest declines included telecommunication services, financial services and information technology. In particular, the telecom industry continued to suffer from excess capacity, low demand and a competitive environment. The Fund was underweight in the financial services sector, which helped performance since many financial companies experienced significant declines due to investment and trading losses and increased bad debt reserves. Capital spending continued to lag in the market, affecting technology companies such as IBM, and causing investors to speculate about lower product demand.

STRATEGIC OUTLOOK

        Despite the challenging investment environment, we believe that the Fund's fundamentals, including dividend yield, price/earnings ratios and long-term earnings expectations were attractive at the prices that existed at the end of the period. Meanwhile, we believe the stock market's performance may improve over the next year as the economy gradually improves and the uncertainties regarding a potential U.S. conflict in the Middle East are resolved.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   -------------------------------  -------------------------------
                                                    1-YEAR     5-YEAR     10-YEAR   1-YEAR      5-YEAR     10-YEAR
   Wells Fargo Equity Income Fund - Class A         (24.45)    (2.40)       7.78    (19.84)     (1.24)       8.42

   Wells Fargo Equity Income Fund - Class B         (24.29)    (2.32)       7.62    (20.43)     (1.98)       7.62

   Wells Fargo Equity Income Fund - Class C         (21.97)    (2.19)       7.50    (20.41)     (1.99)       7.60

   Wells Fargo Equity Income Fund -
     Institutional Class                                                            (19.64)     (1.10)       8.50

   Benchmarks

     S&P 500 Index                                                                  (20.47)     (1.62)       8.99

     Russell 1000 Value Index                                                       (16.95)      0.27       10.46

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.74

   Price to Earnings Ratio (trailing 12 months)        17.5x

   Price to Book Ratio                                  2.4x

   Median Market Cap ($B)                              35.7

   Portfolio Turnover                                    12%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4) (AS OF SEPTEMBER 30, 2002)

   Fortune Brands Incorporated                       5.64%

   TXU Corporation                                   4.33%

   Procter & Gamble Company                          4.19%

   Sara Lee Corporation                              3.82%

   St Paul Companies Incorporated                    3.80%

   PepsiCo Incorporated                              3.56%

   IBM Corporation                                   3.41%

   US Bancorp                                        3.34%

   Exxon Mobil Corporation                           3.32%

   3M Company                                        3.30%

[CHART]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2002)

Consumer Discretionary                        17%
Financial Services                            17%
Consumer Staples                              14%
Energy                                        10%
Industrials                                   10%
Health Care                                    8%
Utilities                                      7%
Information Technology                         6%
Basic Materials                                5%
Telecommunications Services                    3%
Cash                                           3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(6)

               WELLS FARGO EQUITY                       WELLS FARGO EQUITY
            INCOME FUND - CLASS A   S&P 500 INDEX    INCOME FUND - CLASS I    RUSSELL 1000 VALUE INDEX
 9/30/92                 $  9,425        $ 10,000                 $ 10,000                    $ 10,000
10/31/92                 $  9,375        $ 10,035                 $  9,947                    $ 10,009
11/30/92                 $  9,643        $ 10,376                 $ 10,231                    $ 10,337
12/31/92                 $  9,703        $ 10,503                 $ 10,295                    $ 10,585
 1/31/93                 $  9,626        $ 10,591                 $ 10,214                    $ 10,892
 2/28/93                 $  9,788        $ 10,736                 $ 10,385                    $ 11,273
 3/31/93                 $ 10,104        $ 10,962                 $ 10,721                    $ 11,605
 4/30/93                 $  9,962        $ 10,697                 $ 10,569                    $ 11,457
 5/31/93                 $ 10,250        $ 10,983                 $ 10,875                    $ 11,687
 6/30/93                 $ 10,178        $ 11,016                 $ 10,799                    $ 11,946
 7/31/93                 $ 10,162        $ 10,971                 $ 10,782                    $ 12,078
 8/31/93                 $ 10,567        $ 11,388                 $ 11,212                    $ 12,514
 9/30/93                 $ 10,461        $ 11,300                 $ 11,099                    $ 12,535
10/31/93                 $ 10,516        $ 11,534                 $ 11,158                    $ 12,525
11/30/93                 $ 10,371        $ 11,424                 $ 11,004                    $ 12,264
12/31/93                 $ 10,443        $ 11,562                 $ 11,080                    $ 12,499
 1/31/94                 $ 10,726        $ 11,955                 $ 11,380                    $ 12,969
 2/28/94                 $ 10,405        $ 11,631                 $ 11,040                    $ 12,526
 3/31/94                 $  9,970        $ 11,124                 $ 10,578                    $ 12,059
 4/30/94                 $ 10,111        $ 11,266                 $ 10,728                    $ 12,291
 5/31/94                 $ 10,371        $ 11,451                 $ 11,004                    $ 12,433
 6/30/94                 $ 10,125        $ 11,171                 $ 10,743                    $ 12,135
 7/31/94                 $ 10,408        $ 11,537                 $ 11,043                    $ 12,512
 8/31/94                 $ 11,085        $ 12,010                 $ 11,761                    $ 12,873
 9/30/94                 $ 10,903        $ 11,717                 $ 11,568                    $ 12,446
10/31/94                 $ 11,117        $ 11,980                 $ 11,795                    $ 12,619
11/30/94                 $ 10,794        $ 11,544                 $ 11,453                    $ 12,111
12/31/94                 $ 10,928        $ 11,715                 $ 11,595                    $ 12,251
 1/31/95                 $ 11,249        $ 12,019                 $ 11,935                    $ 12,629
 2/28/95                 $ 11,733        $ 12,486                 $ 12,449                    $ 13,129
 3/31/95                 $ 12,048        $ 12,854                 $ 12,783                    $ 13,418
 4/28/95                 $ 12,415        $ 13,233                 $ 13,173                    $ 13,842
 5/31/95                 $ 12,887        $ 13,760                 $ 13,674                    $ 14,423
 6/30/95                 $ 12,975        $ 14,080                 $ 13,767                    $ 14,618
 7/31/95                 $ 13,307        $ 14,546                 $ 14,119                    $ 15,126
 8/31/95                 $ 13,371        $ 14,583                 $ 14,187                    $ 15,340
 9/29/95                 $ 14,071        $ 15,198                 $ 14,930                    $ 15,895
10/31/95                 $ 14,007        $ 15,144                 $ 14,862                    $ 15,738
11/30/95                 $ 14,771        $ 15,808                 $ 15,672                    $ 16,534
12/29/95                 $ 15,128        $ 16,112                 $ 16,050                    $ 16,949
 1/31/96                 $ 15,662        $ 16,660                 $ 16,617                    $ 17,478
 2/29/96                 $ 15,751        $ 16,815                 $ 16,712                    $ 17,611
 3/31/96                 $ 15,935        $ 16,976                 $ 16,907                    $ 17,910
 4/30/96                 $ 16,164        $ 17,226                 $ 17,150                    $ 17,978
 5/31/96                 $ 16,548        $ 17,669                 $ 17,558                    $ 18,203
 6/30/96                 $ 16,728        $ 17,736                 $ 17,743                    $ 18,217
 7/31/96                 $ 16,060        $ 16,952                 $ 17,040                    $ 17,529
 8/31/96                 $ 16,277        $ 17,310                 $ 17,270                    $ 18,030
 9/30/96                 $ 16,994        $ 18,282                 $ 18,031                    $ 18,748
10/31/96                 $ 17,315        $ 18,787                 $ 18,372                    $ 19,473
11/30/96                 $ 18,533        $ 20,205                 $ 19,670                    $ 20,885
12/31/96                 $ 18,190        $ 19,805                 $ 19,300                    $ 20,618
 1/31/97                 $ 19,089        $ 21,041                 $ 20,248                    $ 21,618
 2/28/97                 $ 19,363        $ 21,207                 $ 20,544                    $ 21,935
 3/31/97                 $ 18,753        $ 20,338                 $ 19,897                    $ 21,146
 4/30/97                 $ 19,358        $ 21,550                 $ 20,539                    $ 22,034
 5/31/97                 $ 20,256        $ 22,867                 $ 21,492                    $ 23,266
 6/30/97                 $ 21,122        $ 23,884                 $ 22,405                    $ 24,264
 7/31/97                 $ 22,521        $ 25,783                 $ 23,888                    $ 26,088
 8/31/97                 $ 21,430        $ 24,339                 $ 22,731                    $ 25,160
 9/30/97                 $ 22,515        $ 25,671                 $ 23,888                    $ 26,679
10/31/97                 $ 21,816        $ 24,813                 $ 23,148                    $ 25,935
11/30/97                 $ 22,857        $ 25,962                 $ 24,252                    $ 27,081
12/31/97                 $ 23,296        $ 26,409                 $ 24,711                    $ 27,872
 1/31/98                 $ 23,327        $ 26,699                 $ 24,751                    $ 27,476
 2/28/98                 $ 24,891        $ 28,624                 $ 26,410                    $ 29,325
 3/31/98                 $ 26,202        $ 30,090                 $ 27,801                    $ 31,120
 4/30/98                 $ 26,442        $ 30,397                 $ 28,049                    $ 31,328
 5/31/98                 $ 26,056        $ 29,874                 $ 27,640                    $ 30,865
 6/30/98                 $ 26,470        $ 31,087                 $ 28,079                    $ 31,260
 7/31/98                 $ 25,715        $ 30,757                 $ 27,285                    $ 30,710
 8/31/98                 $ 22,486        $ 26,313                 $ 23,851                    $ 26,140
 9/30/98                 $ 23,725        $ 27,999                 $ 25,173                    $ 27,641
10/31/98                 $ 25,412        $ 30,276                 $ 26,956                    $ 29,783
11/30/98                 $ 26,607        $ 32,111                 $ 28,224                    $ 31,171
12/31/98                 $ 27,446        $ 33,960                 $ 29,121                    $ 32,230
 1/31/99                 $ 27,369        $ 35,390                 $ 29,040                    $ 32,488
 2/28/99                 $ 27,434        $ 34,286                 $ 29,101                    $ 32,030
 3/31/99                 $ 28,505        $ 35,657                 $ 30,237                    $ 32,693
 4/30/99                 $ 29,975        $ 37,037                 $ 31,804                    $ 35,747
 5/29/99                 $ 29,898        $ 36,163                 $ 31,715                    $ 35,353
 6/30/99                 $ 31,123        $ 38,130                 $ 33,022                    $ 36,379
 7/31/99                 $ 30,296        $ 36,940                 $ 32,144                    $ 35,313
 8/31/99                 $ 29,791        $ 36,757                 $ 31,603                    $ 34,003
 9/30/99                 $ 28,654        $ 35,749                 $ 30,396                    $ 32,816
10/31/99                 $ 29,445        $ 38,012                 $ 31,235                    $ 34,706
11/30/99                 $ 29,666        $ 38,784                 $ 31,477                    $ 34,435
12/31/99                 $ 29,715        $ 41,068                 $ 31,533                    $ 34,601
 1/31/00                 $ 28,217        $ 39,007                 $ 29,950                    $ 33,473
 2/29/00                 $ 26,060        $ 38,269                 $ 27,668                    $ 30,986
 3/31/00                 $ 28,665        $ 42,012                 $ 30,443                    $ 34,766
 4/30/00                 $ 28,524        $ 40,748                 $ 30,302                    $ 34,363
 5/31/00                 $ 28,992        $ 39,912                 $ 30,798                    $ 34,724
 6/30/00                 $ 28,313        $ 40,898                 $ 30,082                    $ 33,137
 7/31/00                 $ 27,744        $ 40,260                 $ 29,485                    $ 33,551
 8/31/00                 $ 29,301        $ 42,760                 $ 31,146                    $ 35,416
 9/30/00                 $ 28,989        $ 40,503                 $ 30,819                    $ 35,742
10/31/00                 $ 29,761        $ 40,332                 $ 31,648                    $ 36,621
11/30/00                 $ 28,715        $ 37,154                 $ 30,543                    $ 35,263
12/31/00                 $ 30,204        $ 36,998                 $ 32,133                    $ 37,029
 1/31/01                 $ 30,182        $ 38,312                 $ 32,118                    $ 37,170
 2/28/01                 $ 29,296        $ 34,818                 $ 31,182                    $ 36,137
 3/31/01                 $ 27,654        $ 32,610                 $ 29,439                    $ 34,861
 4/30/01                 $ 29,494        $ 35,144                 $ 31,406                    $ 36,569
 5/31/01                 $ 30,023        $ 35,379                 $ 31,969                    $ 37,392
 6/30/01                 $ 29,144        $ 34,520                 $ 31,045                    $ 36,562
 7/31/01                 $ 28,826        $ 34,181                 $ 30,714                    $ 36,485
 8/31/01                 $ 28,212        $ 32,042                 $ 30,066                    $ 35,022
 9/30/01                 $ 26,390        $ 29,453                 $ 28,122                    $ 32,557
10/31/01                 $ 26,716        $ 30,015                 $ 28,485                    $ 32,277
11/30/01                 $ 28,161        $ 32,317                 $ 30,022                    $ 34,152
12/31/01                 $ 28,490        $ 32,602                 $ 30,382                    $ 34,958
 1/31/02                 $ 28,074        $ 32,126                 $ 29,947                    $ 34,689
 2/28/02                 $ 28,235        $ 31,506                 $ 30,126                    $ 34,744
 3/31/02                 $ 29,163        $ 32,690                 $ 31,126                    $ 36,388
 4/30/02                 $ 28,251        $ 30,709                 $ 30,151                    $ 35,140
 5/31/02                 $ 28,229        $ 30,482                 $ 30,136                    $ 35,315
 6/30/02                 $ 26,726        $ 28,312                 $ 28,543                    $ 33,288
 7/31/02                 $ 24,266        $ 26,106                 $ 25,915                    $ 30,192
 8/31/02                 $ 24,376        $ 26,276                 $ 26,040                    $ 30,422
 9/30/02                 $ 21,155        $ 23,422                 $ 22,600                    $ 27,039

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     01/25/84

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (20.99)%(2) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index, which returned (20.47)% during the period. The Fund's Class A shares distributed $0.43 per share in dividend income and $6.24 per share in capital gains during the period.

        A combination of weaker than expected economic growth, the loss of confidence in corporate accounting and the fear of impending war caused many investors to avoid stocks regardless of investment style or market capitalization. In addition, business capital spending remained under pressure during the fiscal year, while consumer spending, which has kept the U.S. economy out of a recession in 2002, began to subside.

        Sectors that continued to fare poorly during the 12-month period included technology and other economically sensitive areas. For example, the Fund's holdings of GE and Microsoft were the biggest detractors from the Fund's performance. In addition, financial services and retailing stocks gave up much of the ground that they achieved in the first half of the fiscal year, despite a declining interest rate environment. On the other hand, the health care and consumer staples sectors performed relatively well, as these sectors were less economically sensitive. For example, consumer product manufacturer Procter & Gamble was one of the biggest contributors to Fund performance.

STRATEGIC OUTLOOK

        Although the Fund's total return for the fiscal period was lower than it has been in years, it is important to remember that the stock market has had many periods of volatility throughout its long history. Given declining stock prices over the past few years, we believe that the risk of investing in stocks may be lower today than it has been in a long time.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                                   -------------------------------  ------------------------------
                                                    1-YEAR      5-YEAR    10-YEAR    1-YEAR     5-YEAR    10-YEAR
   Wells Fargo Equity Index Fund - Class A          (25.54)     (3.45)      7.41     (20.99)    (2.30)      8.05

   Wells Fargo Equity Index Fund - Class B          (25.11)     (3.31)      7.37     (21.60)    (3.03)      7.37

   Benchmark

     S&P 500 Index                                                                   (20.47)    (1.62)      8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.05

   Price to Earnings Ratio (trailing 12 months)       35.37x

   Price to Book Ratio                                 5.43x

   Median Market Cap. ($B)                              6.8

   5-Year Earnings Growth (historic)                  13.27%

   Number of Holdings                                   512

   Portfolio Turnover                                     4%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   General Electric Company                            3.13%

   Microsoft Corporation                               3.02%

   Wal-Mart Stores Incorporated                        2.79%

   Exxon Mobil Corporation                             2.75%

   Pfizer Incorporated                                 2.29%

   Johnson & Johnson                                   2.05%

   Citigroup Incorporated                              1.91%

   American International Group Incorporated           1.82%

   Coca-Cola Company                                   1.52%

   Procter & Gamble Company                            1.48%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Financial Services                            20%
Health Care                                   15%
Consumer Discretionary                        13%
Information Technology                        12%
Industrials                                   11%
Consumer Staples                              10%
Energy                                         6%
Cash                                           4%
Telecommunications                             3%
Materials                                      3%
Utilities                                      3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

              WELLS FARGO EQUITY INDEX FUND - CLASS A    S&P 500 Index
 9/30/92                                     $  9,424         $ 10,000
10/31/92                                     $  9,449         $ 10,118
11/30/92                                     $  9,762         $ 10,152
12/31/92                                     $  9,876         $ 10,498
 1/31/93                                     $  9,948         $ 10,627
 2/28/93                                     $ 10,077         $ 10,716
 3/31/93                                     $ 10,278         $ 10,862
 4/30/93                                     $ 10,026         $ 11,091
 5/31/93                                     $ 10,282         $ 10,823
 6/30/93                                     $ 10,303         $ 11,112
 7/31/93                                     $ 10,252         $ 11,145
 8/31/93                                     $ 10,630         $ 11,100
 9/30/93                                     $ 10,541         $ 11,521
10/31/93                                     $ 10,748         $ 11,433
11/30/93                                     $ 10,637         $ 11,670
12/31/93                                     $ 10,755         $ 11,558
 1/31/94                                     $ 11,111         $ 11,698
 2/28/94                                     $ 10,804         $ 12,096
 3/31/94                                     $ 10,327         $ 11,767
 4/30/94                                     $ 10,452         $ 11,254
 5/31/94                                     $ 10,612         $ 11,399
 6/30/94                                     $ 10,348         $ 11,586
 7/31/94                                     $ 10,678         $ 11,302
 8/31/94                                     $ 11,102         $ 11,673
 9/30/94                                     $ 10,826         $ 12,152
10/31/94                                     $ 11,058         $ 11,854
11/30/94                                     $ 10,651         $ 12,121
12/31/94                                     $ 10,800         $ 11,679
 1/31/95                                     $ 11,068         $ 11,853
 2/28/95                                     $ 11,491         $ 12,160
 3/31/95                                     $ 11,818         $ 12,633
 4/30/95                                     $ 12,153         $ 13,005
 5/31/95                                     $ 12,626         $ 13,388
 6/30/95                                     $ 12,905         $ 13,922
 7/31/95                                     $ 13,321         $ 14,245
 8/31/95                                     $ 13,346         $ 14,717
 9/30/95                                     $ 13,892         $ 14,754
10/31/95                                     $ 13,836         $ 15,377
11/30/95                                     $ 14,424         $ 15,322
12/31/95                                     $ 14,687         $ 15,994
 1/31/96                                     $ 15,173         $ 16,302
 2/29/96                                     $ 15,304         $ 16,856
 3/31/96                                     $ 15,439         $ 17,013
 4/30/96                                     $ 15,652         $ 17,176
 5/31/96                                     $ 16,036         $ 17,428
 6/30/96                                     $ 16,086         $ 17,876
 7/31/96                                     $ 15,365         $ 17,944
 8/31/96                                     $ 15,672         $ 17,151
 9/30/96                                     $ 16,539         $ 17,513
10/31/96                                     $ 16,979         $ 18,497
11/30/96                                     $ 18,238         $ 19,008
12/31/96                                     $ 17,869         $ 20,443
 1/31/97                                     $ 18,958         $ 20,038
 2/28/97                                     $ 19,090         $ 21,288
 3/31/97                                     $ 18,296         $ 21,457
 4/30/97                                     $ 19,369         $ 20,577
 5/31/97                                     $ 20,528         $ 21,803
 6/30/97                                     $ 21,439         $ 23,135
 7/31/97                                     $ 23,103         $ 24,165
 8/31/97                                     $ 21,798         $ 26,086
 9/30/97                                     $ 22,968         $ 24,625
10/31/97                                     $ 22,187         $ 25,972
11/30/97                                     $ 23,187         $ 25,105
12/31/97                                     $ 23,567         $ 26,267
 1/31/98                                     $ 23,814         $ 26,719
 2/28/98                                     $ 25,514         $ 27,013
 3/31/98                                     $ 26,801         $ 28,961
 4/30/98                                     $ 27,056         $ 30,443
 5/31/98                                     $ 26,572         $ 30,754
 6/30/98                                     $ 27,650         $ 30,225
 7/31/98                                     $ 27,340         $ 31,452
 8/31/98                                     $ 23,382         $ 31,119
 9/30/98                                     $ 24,866         $ 26,622
10/31/98                                     $ 26,850         $ 28,328
11/30/98                                     $ 28,462         $ 30,632
12/31/98                                     $ 30,088         $ 32,488
 1/31/99                                     $ 31,321         $ 34,359
 2/28/99                                     $ 30,333         $ 35,806
 3/31/99                                     $ 31,524         $ 34,688
 4/30/99                                     $ 32,727         $ 36,076
 5/31/99                                     $ 31,935         $ 37,472
 6/30/99                                     $ 33,679         $ 36,588
 7/31/99                                     $ 32,615         $ 38,578
 8/31/99                                     $ 32,438         $ 37,374
 9/30/99                                     $ 31,534         $ 37,189
10/31/99                                     $ 33,516         $ 36,169
11/30/99                                     $ 34,161         $ 38,459
12/31/99                                     $ 36,141         $ 39,240
 1/31/00                                     $ 34,304         $ 41,551
 2/29/00                                     $ 33,637         $ 39,465
 3/31/00                                     $ 36,883         $ 38,719
 4/30/00                                     $ 35,751         $ 42,506
 5/31/00                                     $ 34,996         $ 41,226
 6/30/00                                     $ 35,830         $ 40,381
 7/31/00                                     $ 35,281         $ 41,379
 8/31/00                                     $ 37,445         $ 40,733
 9/30/00                                     $ 35,453         $ 43,263
10/31/00                                     $ 35,281         $ 40,978
11/30/00                                     $ 32,484         $ 40,806
12/31/00                                     $ 32,630         $ 37,591
 1/31/01                                     $ 33,766         $ 37,433
 2/28/01                                     $ 30,702         $ 38,762
 3/31/01                                     $ 28,740         $ 35,227
 4/30/01                                     $ 30,964         $ 32,993
 5/31/01                                     $ 31,155         $ 35,557
 6/30/01                                     $ 30,377         $ 35,795
 7/31/01                                     $ 30,062         $ 34,925
 8/31/01                                     $ 28,162         $ 34,583
 9/30/01                                     $ 25,871         $ 32,418
10/31/01                                     $ 26,353         $ 29,799
11/30/01                                     $ 28,358         $ 30,368
12/31/01                                     $ 28,592         $ 32,697
 1/31/02                                     $ 28,157         $ 32,985
 2/28/02                                     $ 27,605         $ 32,503
 3/31/02                                     $ 28,624         $ 31,876
 4/30/02                                     $ 26,869         $ 33,075
 5/31/02                                     $ 26,660         $ 31,070
 6/30/02                                     $ 24,739         $ 30,840
 7/31/02                                     $ 22,812         $ 28,645
 8/31/02                                     $ 22,947         $ 26,413
 9/30/02                                     $ 20,441         $ 26,585

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

EQUITY VALUE FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Equity Value Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     David L. Roberts, CFA
     Gary J. Dunn, CFA

INCEPTION DATE
     07/02/90

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (23.51)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned (20.47)%, and also underperforming the Russell 1000 Value Index(3), which returned (16.95)%. The Fund's Class A shares distributed no dividend income and $1.08 per share in capital gains during the period.

        Despite an ongoing bear market in which defensive investing was the focus, value investors only fared a little better than growth investors during the fiscal year. A combination of weaker than expected economic growth, the loss of confidence in corporate accounting and the fear of impending war caused investors to avoid stocks regardless of investment style or market capitalization.

        While few industries escaped negative results during the period, some companies provided relief. For instance, Procter & Gamble, one of the Fund's holdings, announced that the third quarter of 2002 would exceed expectations, with earnings up 14% to 16%. More welcome news came from another Fund holding, AT&T, which saw its shares rise 12% after announcing that it was selling its stake in Time Warner. In addition, AT&T benefited from WorldCom's woes, as Worldcom was engulfed in corporate scandals.

        On the other hand, other Fund holdings such as JP Morgan shares, declined due to trading losses and increased bad debt reserves from commercial banking. In addition, shares of Wyeth, a health care company, declined on negative news regarding its hormone replacement therapy while McDonald's declined significantly due to lowered earnings expectations. To take advantage of stocks that had declined dramatically, the Fund purchased shares of attractively priced companies, including Dupont, Hewlett Packard, IBM, May Department Stores and Pepsico, which seemed to offer good value.

STRATEGIC OUTLOOK

        Beneath the gloom, the seeds of an eventual market recovery are being planted. As of September 30, 2002, it is our view that stocks may be cheaper than bonds, on a relative yield basis, than they have been at any time in the past 23 years. Moreover, we do not believe that rising interest rates are much of a threat to the market, amid sluggish economic growth and subdued inflation. Finally, aggressive cost cutting has boosted corporate profit growth potential as the pace of economic activity gradually improves.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                    ------------------------------  -------------------------------
                                                     1-YEAR     5-YEAR    10-YEAR    1-YEAR      5-YEAR    10-YEAR
   Wells Fargo Equity Value Fund - Class A           (27.93)    (7.81)      5.87     (23.51)     (6.71)      6.49

   Wells Fargo Equity Value Fund - Class B           (27.61)    (7.61)      5.78     (24.19)     (7.41)      5.78

   Wells Fargo Equity Value Fund - Class C           (25.63)    (7.60)      5.66     (24.19)     (7.41)      5.77

   Wells Fargo Equity Value Fund -
     Institutional Class                                                             (23.37)     (6.59)      6.63

   Benchmarks

     S&P 500 Index                                                                   (20.47)     (1.62)      8.99

     Russell 1000 Value Index                                                        (16.95)      0.27      10.46

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.75

   Price to Earnings Ratio (trailing 12 months)          17x

   Price to Book Ratio                                  2.4x

   Median Market Cap ($B)                              36.8

   Number of Holdings                                    40

   Portfolio Turnover                                   153%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(4) (AS OF SEPTEMBER 30, 2002)

   Fortune Brands, Incorporated                        5.12%

   Procter & Gamble Company                            4.42%

   Sara Lee Corporation                                3.96%

   PepsiCo, Incorporated                               3.69%

   IBM Corporation                                     3.56%

   TXU Corporation                                     3.52%

   US Bancorporation                                   3.45%

   3M Company                                          3.43%

   St Paul, Incorporated                               3.33%

   Philip Morris, Incorporated                         3.16%

[CHART]

   SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2002)

Financial Services                           19%
Consumer Discretionary                       16%
Consumer Staples                             15%
Industrials                                  10%
Health Care                                   9%
Energy                                        8%
Information Technology                        7%
Utilities                                     6%
Materials                                     5%
Telecommunications                            3%
Cash                                          2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(6)

               WELLS FARGO EQUITY                         WELLS FARGO EQUITY
             VALUE FUND - CLASS A    S&P 500 INDEX      VALUE FUND - CLASS I     RUSSELL 1000 VALUE INDEX
 9/30/92                 $  9,429         $ 10,000                  $ 10,000                     $ 10,000
10/31/92                 $  9,543         $ 10,035                  $ 10,121                     $ 10,009
11/30/92                 $  9,956         $ 10,376                  $ 10,559                     $ 10,337
12/31/92                 $ 10,182         $ 10,503                  $ 10,799                     $ 10,585
 1/31/93                 $ 10,562         $ 10,591                  $ 11,202                     $ 10,892
 2/28/93                 $ 10,734         $ 10,736                  $ 11,384                     $ 11,273
 3/31/93                 $ 11,150         $ 10,962                  $ 11,826                     $ 11,605
 4/30/93                 $ 10,969         $ 10,697                  $ 11,633                     $ 11,457
 5/31/93                 $ 11,332         $ 10,983                  $ 12,019                     $ 11,687
 6/30/93                 $ 11,469         $ 11,016                  $ 12,164                     $ 11,946
 7/31/93                 $ 11,597         $ 10,971                  $ 12,299                     $ 12,078
 8/31/93                 $ 12,136         $ 11,388                  $ 12,871                     $ 12,514
 9/30/93                 $ 12,090         $ 11,300                  $ 12,822                     $ 12,535
10/31/93                 $ 12,292         $ 11,534                  $ 13,036                     $ 12,525
11/30/93                 $ 12,255         $ 11,424                  $ 12,998                     $ 12,264
12/31/93                 $ 12,810         $ 11,562                  $ 13,586                     $ 12,499
 1/31/94                 $ 13,360         $ 11,955                  $ 14,169                     $ 12,969
 2/28/94                 $ 13,225         $ 11,631                  $ 14,026                     $ 12,526
 3/31/94                 $ 12,649         $ 11,124                  $ 13,416                     $ 12,059
 4/30/94                 $ 12,701         $ 11,266                  $ 13,471                     $ 12,291
 5/31/94                 $ 12,827         $ 11,451                  $ 13,604                     $ 12,433
 6/30/94                 $ 12,561         $ 11,171                  $ 13,322                     $ 12,135
 7/31/94                 $ 12,833         $ 11,537                  $ 13,611                     $ 12,512
 8/31/94                 $ 13,241         $ 12,010                  $ 14,044                     $ 12,873
 9/30/94                 $ 12,996         $ 11,717                  $ 13,783                     $ 12,446
10/31/94                 $ 12,922         $ 11,980                  $ 13,705                     $ 12,619
11/30/94                 $ 12,459         $ 11,544                  $ 13,214                     $ 12,111
12/31/94                 $ 12,591         $ 11,715                  $ 13,354                     $ 12,251
 1/31/95                 $ 12,456         $ 12,019                  $ 13,211                     $ 12,629
 2/28/95                 $ 12,940         $ 12,486                  $ 13,724                     $ 13,129
 3/31/95                 $ 13,277         $ 12,854                  $ 14,081                     $ 13,418
 4/30/95                 $ 13,639         $ 13,233                  $ 14,465                     $ 13,842
 5/31/95                 $ 14,058         $ 13,760                  $ 14,909                     $ 14,423
 6/30/95                 $ 14,149         $ 14,080                  $ 15,006                     $ 14,618
 7/31/95                 $ 14,729         $ 14,546                  $ 15,621                     $ 15,126
 8/31/95                 $ 14,786         $ 14,583                  $ 15,681                     $ 15,340
 9/30/95                 $ 15,150         $ 15,198                  $ 16,068                     $ 15,895
10/31/95                 $ 14,819         $ 15,144                  $ 15,729                     $ 15,738
11/30/95                 $ 15,470         $ 15,808                  $ 16,431                     $ 16,534
12/31/95                 $ 15,628         $ 16,112                  $ 16,608                     $ 16,949
 1/31/96                 $ 15,914         $ 16,660                  $ 16,925                     $ 17,478
 2/29/96                 $ 16,117         $ 16,815                  $ 17,141                     $ 17,611
 3/31/96                 $ 16,547         $ 16,976                  $ 17,610                     $ 17,910
 4/30/96                 $ 16,882         $ 17,226                  $ 17,979                     $ 17,978
 5/31/96                 $ 17,133         $ 17,669                  $ 18,258                     $ 18,203
 6/30/96                 $ 16,990         $ 17,736                  $ 18,107                     $ 18,217
 7/31/96                 $ 16,234         $ 16,952                  $ 17,289                     $ 17,529
 8/31/96                 $ 16,630         $ 17,310                  $ 17,710                     $ 18,030
 9/30/96                 $ 17,361         $ 18,282                  $ 18,503                     $ 18,748
10/31/96                 $ 18,211         $ 18,787                  $ 19,425                     $ 19,473
11/30/96                 $ 19,664         $ 20,205                  $ 20,975                     $ 20,885
12/31/96                 $ 19,744         $ 19,805                  $ 21,054                     $ 20,618
 1/31/97                 $ 20,508         $ 21,041                  $ 21,883                     $ 21,618
 2/28/97                 $ 20,827         $ 21,207                  $ 22,208                     $ 21,935
 3/31/97                 $ 20,074         $ 20,338                  $ 21,414                     $ 21,146
 4/30/97                 $ 20,658         $ 21,550                  $ 22,037                     $ 22,034
 5/31/97                 $ 22,258         $ 22,867                  $ 23,744                     $ 23,266
 6/30/97                 $ 23,123         $ 23,884                  $ 24,677                     $ 24,264
 7/31/97                 $ 24,992         $ 25,783                  $ 26,671                     $ 26,088
 8/31/97                 $ 24,085         $ 24,339                  $ 25,719                     $ 25,160
 9/30/97                 $ 25,029         $ 25,671                  $ 26,723                     $ 26,679
10/31/97                 $ 23,729         $ 24,813                  $ 25,335                     $ 25,935
11/30/97                 $ 24,484         $ 25,962                  $ 26,141                     $ 27,081
12/31/97                 $ 25,139         $ 26,409                  $ 26,837                     $ 27,872
 1/31/98                 $ 24,999         $ 26,699                  $ 26,703                     $ 27,476
 2/28/98                 $ 26,923         $ 28,624                  $ 28,759                     $ 29,325
 3/31/98                 $ 28,456         $ 30,090                  $ 30,415                     $ 31,120
 4/30/98                 $ 28,158         $ 30,397                  $ 30,080                     $ 31,328
 5/31/98                 $ 27,703         $ 29,874                  $ 29,610                     $ 30,865
 6/30/98                 $ 27,573         $ 31,087                  $ 29,465                     $ 31,260
 7/31/98                 $ 26,064         $ 30,757                  $ 27,853                     $ 30,710
 8/31/98                 $ 22,388         $ 26,313                  $ 23,922                     $ 26,140
 9/30/98                 $ 23,542         $ 27,999                  $ 25,166                     $ 27,641
10/31/98                 $ 25,040         $ 30,276                  $ 26,768                     $ 29,783
11/30/98                 $ 26,097         $ 32,111                  $ 27,915                     $ 31,171
12/31/98                 $ 26,819         $ 33,960                  $ 28,692                     $ 32,230
 1/31/99                 $ 26,510         $ 35,390                  $ 28,344                     $ 32,488
 2/28/99                 $ 25,568         $ 34,286                  $ 27,337                     $ 32,030
 3/31/99                 $ 25,937         $ 35,657                  $ 27,737                     $ 32,693
 4/30/99                 $ 27,998         $ 37,037                  $ 29,942                     $ 35,747
 5/31/99                 $ 27,293         $ 36,163                  $ 29,207                     $ 35,353
 6/30/99                 $ 28,338         $ 38,130                  $ 30,314                     $ 36,379
 7/31/99                 $ 27,168         $ 36,940                  $ 29,080                     $ 35,313
 8/31/99                 $ 25,602         $ 36,757                  $ 27,404                     $ 34,003
 9/30/99                 $ 24,564         $ 35,749                  $ 26,303                     $ 32,816
10/31/99                 $ 25,891         $ 38,012                  $ 27,706                     $ 34,706
11/30/99                 $ 25,805         $ 38,784                  $ 27,632                     $ 34,435
12/31/99                 $ 26,237         $ 41,068                  $ 28,108                     $ 34,601
 1/31/00                 $ 25,606         $ 39,007                  $ 27,410                     $ 33,473
 2/29/00                 $ 24,466         $ 38,269                  $ 26,189                     $ 30,986
 3/31/00                 $ 26,788         $ 42,012                  $ 28,675                     $ 34,766
 4/30/00                 $ 26,279         $ 40,748                  $ 28,129                     $ 34,363
 5/31/00                 $ 26,218         $ 39,912                  $ 28,064                     $ 34,724
 6/30/00                 $ 25,668         $ 40,898                  $ 27,496                     $ 33,137
 7/31/00                 $ 26,177         $ 40,260                  $ 28,042                     $ 33,551
 8/31/00                 $ 28,336         $ 42,760                  $ 30,357                     $ 35,416
 9/30/00                 $ 27,542         $ 40,503                  $ 29,505                     $ 35,742
10/31/00                 $ 27,725         $ 40,332                  $ 29,702                     $ 36,621
11/30/00                 $ 26,157         $ 37,154                  $ 28,042                     $ 35,263
12/31/00                 $ 27,107         $ 36,998                  $ 29,060                     $ 37,029
 1/31/01                 $ 27,721         $ 38,312                  $ 29,718                     $ 37,170
 2/28/01                 $ 26,753         $ 34,818                  $ 28,705                     $ 36,137
 3/31/01                 $ 25,478         $ 32,610                  $ 27,313                     $ 34,861
 4/30/01                 $ 26,989         $ 35,144                  $ 28,959                     $ 36,569
 5/31/01                 $ 27,438         $ 35,379                  $ 29,439                     $ 37,392
 6/30/01                 $ 26,587         $ 34,520                  $ 28,528                     $ 36,562
 7/31/01                 $ 26,399         $ 34,181                  $ 28,326                     $ 36,485
 8/31/01                 $ 24,887         $ 32,042                  $ 26,706                     $ 35,022
 9/30/01                 $ 23,116         $ 29,453                  $ 24,807                     $ 32,557
10/31/01                 $ 24,226         $ 30,015                  $ 25,997                     $ 32,277
11/30/01                 $ 25,785         $ 32,317                  $ 27,693                     $ 34,152
12/31/01                 $ 26,105         $ 32,602                  $ 28,022                     $ 34,958
 1/31/02                 $ 24,300         $ 32,126                  $ 26,113                     $ 34,689
 2/28/02                 $ 24,195         $ 31,506                  $ 25,973                     $ 34,744
 3/31/02                 $ 25,555         $ 32,690                  $ 27,461                     $ 36,388
 4/30/02                 $ 24,221         $ 30,709                  $ 26,029                     $ 35,140
 5/31/02                 $ 23,907         $ 30,482                  $ 25,692                     $ 35,315
 6/30/02                 $ 22,338         $ 28,312                  $ 24,007                     $ 33,288
 7/31/02                 $ 20,429         $ 26,106                  $ 21,957                     $ 30,192
 8/31/02                 $ 20,559         $ 26,276                  $ 22,098                     $ 30,422
 9/30/02                 $ 17,682         $ 23,422                  $ 19,009                     $ 27,039

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGER
     Deborah Meacock, CFA

INCEPTION DATE
     08/02/90

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (19.47)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%. The Fund's Class A shares distributed no dividend income and no capital gains during the period.

        The Fund's performance over the 12-month period was affected by negative events including post-September 11 concerns regarding terrorism, increased worries regarding corporate accounting, a soft economic recovery, a tepid business environment and most recently, weakening consumer spending. The severe slowdown in business capital spending had a devastating effect on most stocks in the technology and telecommunications sectors, the previous drivers of earnings growth.

        An early underweight in these areas helped the Fund's relative performance versus the S&P 500 Index. Another helpful strategy was the Fund's focus on high-quality companies with strong balance sheets, revenue growth, good earnings and cash flow. One example was Wal-Mart, America's largest retailer, which performed well despite the consumer's growing concern about unemployment and a weak economy. On the other hand, the Fund's greatest detractor from performance was Tyco International, a company whose senior management became infamous for lapses in corporate ethics. We implemented a new sell discipline during the fiscal year in an effort to limit losses in quickly deteriorating situations.

STRATEGIC OUTLOOK

        We continue to believe that prospects for increased capital spending in technology and telecommunications will remain weak until enough time passes for demand to build or until technological innovation creates new demand. Meanwhile, the Fund has cut back its exposure to the energy sector as oil prices reached $30 per barrel, while adding exposure to consumer staples companies, such as food and personal care products, where we believe earnings growth may be more predictable. Other new areas the Fund may increase exposure include adult education, niche pharmaceutical companies and regional banks, where the focus is on high-quality companies in stable parts of the economy.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   -------------------------------  -------------------------------
                                                     1-YEAR     5-YEAR    10-YEAR    1-YEAR      5-YEAR    10-YEAR
   Wells Fargo Growth Fund - Class A                 (24.09)    (5.79)      5.04     (19.47)     (4.67)      5.66

   Wells Fargo Growth Fund - Class B                 (24.12)    (5.56)      4.97     (20.12)     (5.37)      4.97

   Wells Fargo Growth Fund -
     Institutional Class                                                             (19.40)     (4.57)      5.71

   Benchmark

     S&P 500 Index                                                                   (20.47)     (1.62)      8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.00

   Price to Earnings Ratio (trailing 12 months)        25.5x

   Price to Book Ratio                                  4.2x

   Median Market Cap. ($B)                             15.3

   Number of Holdings                                    42

   Portfolio Turnover                                    88%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Intuit Inc                                          4.22%

   L-3 Communications Hldgs                            4.03%

   Kohls Corporation                                   3.76%

   Medtronic, Incorporated                             3.69%

   AFLAC, Incorporated                                 3.50%

   Starbucks Corporation                               3.37%

   Johnson & Johnson                                   3.33%

   Microsoft Corporation                               3.25%

   Ecolab, Incorporated                                3.16%

   Walgreen Company                                    3.10%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Health Care                                   21%
Financial Services                            17%
Consumer Discretionary                        16%
Information Technology                        12%
Consumer Staples                              11%
Industrials                                   11%
Energy                                         8%
Materials                                      3%
Utilities                                      1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

          WELLS FARGO GROWTH FUND - CLASS A   S&P 500 INDEX   WELLS FARGO GROWTH FUND - CLASS I
 9/30/92                          $   9,426       $  10,000                           $  10,000
10/31/92                          $   9,603       $  10,035                           $  10,188
11/30/92                          $   9,965       $  10,376                           $  10,571
12/31/92                          $  10,161       $  10,503                           $  10,780
 1/31/93                          $  10,418       $  10,591                           $  11,052
 2/28/93                          $  10,198       $  10,736                           $  10,819
 3/31/93                          $  10,400       $  10,962                           $  11,034
 4/30/93                          $  10,150       $  10,697                           $  10,769
 5/31/93                          $  10,386       $  10,983                           $  11,018
 6/30/93                          $  10,191       $  11,016                           $  10,812
 7/31/93                          $  10,118       $  10,971                           $  10,734
 8/31/93                          $  10,635       $  11,388                           $  11,282
 9/30/93                          $  10,632       $  11,300                           $  11,279
10/31/93                          $  10,995       $  11,534                           $  11,665
11/30/93                          $  10,736       $  11,424                           $  11,389
12/31/93                          $  11,020       $  11,562                           $  11,691
 1/31/94                          $  11,445       $  11,955                           $  12,142
 2/28/94                          $  11,266       $  11,631                           $  11,952
 3/31/94                          $  10,621       $  11,124                           $  11,268
 4/30/94                          $  10,749       $  11,266                           $  11,403
 5/31/94                          $  10,741       $  11,451                           $  11,395
 6/30/94                          $  10,498       $  11,171                           $  11,137
 7/31/94                          $  10,821       $  11,537                           $  11,480
 8/31/94                          $  11,167       $  12,010                           $  11,847
 9/30/94                          $  11,027       $  11,717                           $  11,699
10/31/94                          $  11,118       $  11,980                           $  11,795
11/30/94                          $  10,778       $  11,544                           $  11,434
12/31/94                          $  10,987       $  11,715                           $  11,656
 1/31/95                          $  11,042       $  12,019                           $  11,714
 2/28/95                          $  11,572       $  12,486                           $  12,276
 3/31/95                          $  11,818       $  12,854                           $  12,538
 4/30/95                          $  11,990       $  13,233                           $  12,720
 5/31/95                          $  12,545       $  13,760                           $  13,309
 6/30/95                          $  12,847       $  14,080                           $  13,630
 7/31/95                          $  13,224       $  14,546                           $  14,029
 8/31/95                          $  13,428       $  14,583                           $  14,246
 9/30/95                          $  13,889       $  15,198                           $  14,735
10/31/95                          $  13,456       $  15,144                           $  14,276
11/30/95                          $  13,991       $  15,808                           $  14,843
12/31/95                          $  14,163       $  16,112                           $  15,025
 1/31/96                          $  14,474       $  16,660                           $  15,356
 2/29/96                          $  15,032       $  16,815                           $  15,948
 3/31/96                          $  15,066       $  16,976                           $  15,983
 4/30/96                          $  15,600       $  17,226                           $  16,550
 5/31/96                          $  16,010       $  17,669                           $  16,986
 6/30/96                          $  15,663       $  17,736                           $  16,616
 7/31/96                          $  14,692       $  16,952                           $  15,587
 8/31/96                          $  15,148       $  17,310                           $  16,070
 9/30/96                          $  15,926       $  18,282                           $  16,867
10/31/96                          $  16,433       $  18,787                           $  17,405
11/30/96                          $  17,509       $  20,205                           $  18,545
12/31/96                          $  17,239       $  19,805                           $  18,253
 1/31/97                          $  18,321       $  21,041                           $  19,399
 2/28/97                          $  17,811       $  21,207                           $  18,866
 3/31/97                          $  17,178       $  20,338                           $  18,202
 4/30/97                          $  17,929       $  21,550                           $  19,002
 5/31/97                          $  19,110       $  22,867                           $  20,263
 6/30/97                          $  19,545       $  23,884                           $  20,718
 7/31/97                          $  21,220       $  25,783                           $  22,500
 8/31/97                          $  19,957       $  24,339                           $  21,163
 9/30/97                          $  20,767       $  25,671                           $  22,021
10/31/97                          $  20,103       $  24,813                           $  21,324
11/30/97                          $  20,417       $  25,962                           $  21,665
12/31/97                          $  20,523       $  26,409                           $  21,779
 1/31/98                          $  20,889       $  26,699                           $  22,157
 2/28/98                          $  22,081       $  28,624                           $  23,424
 3/31/98                          $  23,130       $  30,090                           $  24,548
 4/30/98                          $  23,298       $  30,397                           $  24,718
 5/31/98                          $  22,931       $  29,874                           $  24,330
 6/30/98                          $  24,067       $  31,087                           $  25,538
 7/31/98                          $  23,910       $  30,757                           $  25,376
 8/31/98                          $  20,514       $  26,313                           $  21,772
 9/30/98                          $  21,492       $  27,999                           $  22,806
10/31/98                          $  23,286       $  30,276                           $  24,715
11/30/98                          $  24,840       $  32,111                           $  26,368
12/31/98                          $  26,520       $  33,960                           $  28,147
 1/31/99                          $  27,519       $  35,390                           $  29,216
 2/28/99                          $  26,606       $  34,286                           $  28,246
 3/31/99                          $  27,914       $  35,657                           $  29,648
 4/30/99                          $  28,731       $  37,037                           $  30,520
 5/31/99                          $  27,805       $  36,163                           $  29,538
 6/30/99                          $  29,449       $  38,130                           $  31,277
 7/31/99                          $  28,609       $  36,940                           $  30,394
 8/31/99                          $  28,645       $  36,757                           $  30,427
 9/30/99                          $  27,841       $  35,749                           $  29,577
10/31/99                          $  29,474       $  38,012                           $  31,321
11/30/99                          $  30,063       $  38,784                           $  31,946
12/31/99                          $  32,114       $  41,068                           $  34,133
 1/31/00                          $  30,635       $  39,007                           $  32,565
 2/29/00                          $  30,454       $  38,269                           $  32,363
 3/31/00                          $  33,189       $  42,012                           $  35,283
 4/30/00                          $  31,877       $  40,748                           $  33,893
 5/31/00                          $  31,012       $  39,912                           $  32,983
 6/30/00                          $  32,170       $  40,898                           $  34,209
 7/31/00                          $  31,821       $  40,260                           $  33,842
 8/31/00                          $  33,845       $  42,760                           $  36,004
 9/30/00                          $  31,849       $  40,503                           $  33,880
10/31/00                          $  30,858       $  40,332                           $  32,831
11/30/00                          $  27,495       $  37,154                           $  29,266
12/31/00                          $  27,665       $  36,998                           $  29,441
 1/31/01                          $  28,118       $  38,312                           $  29,930
 2/28/01                          $  25,315       $  34,818                           $  26,950
 3/31/01                          $  23,382       $  32,610                           $  24,884
 4/30/01                          $  25,419       $  35,144                           $  27,060
 5/31/01                          $  25,471       $  35,379                           $  27,123
 6/30/01                          $  24,548       $  34,520                           $  26,130
 7/31/01                          $  23,922       $  34,181                           $  25,483
 8/31/01                          $  21,989       $  32,042                           $  23,417
 9/30/01                          $  20,300       $  29,453                           $  21,620
10/31/01                          $  20,840       $  30,015                           $  22,187
11/30/01                          $  22,442       $  32,317                           $  23,906
12/31/01                          $  22,442       $  32,602                           $  23,906
 1/31/02                          $  21,624       $  32,126                           $  23,039
 2/28/02                          $  20,962       $  31,506                           $  22,329
 3/31/02                          $  21,763       $  32,690                           $  23,197
 4/30/02                          $  20,770       $  30,709                           $  22,124
 5/31/02                          $  20,649       $  30,482                           $  22,014
 6/30/02                          $  19,500       $  28,312                           $  20,784
 7/31/02                          $  17,323       $  26,106                           $  18,466
 8/31/02                          $  17,393       $  26,276                           $  18,529
 9/30/02                          $  16,348       $  23,422                           $  17,425

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISERS
     Wells Capital Management Incorporated
     Peregrine Capital Management, Inc.
     Smith Asset Management Group, LP

FUND MANAGERS
     Collectively Managed

INCEPTION DATE
     04/30/89

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (15.46)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%. The Fund's Class A shares distributed $0.01 per share in dividend income and $0.92 per share in capital gains during the period.

        The fiscal year was a difficult period for stocks, among the worst in years. Moreover, the third quarter of 2002 was an especially difficult time period as the S&P 500 Index registered its worst quarterly performance in 15 years, including a double-digit decline in September.

        The U.S. economic recovery was delayed while corporate profits remained weak amidst an impending war with Iraq. In addition, some high profile companies went bankrupt, the victims of corporate malfeasance and accounting irregularities. As a result of so much uncertainty, investors remained on the sidelines awaiting improvement in the economic environment adversely affecting stocks that the Fund holds.

        The situation was no better overseas thereby negatively impacting the Fund's International holdings. European markets, particularly in France and Germany, were very weak, while Asian markets, particularly Japan, continued to decline. For U.S. investors, a weakening dollar translated into a modest currency gain, which cushioned returns to some extent. However, investors ignored positive developments in Asia's economies, ongoing fiscal discipline in Europe, inexpensive technology, as well as low interest rates and low inflation throughout most of the world.

STRATEGIC OUTLOOK

        Just as investors were overly optimistic in the late 1990s, we now believe that investors are in the grips of uncertainty and pessimism and have sold stocks more aggressively than economic data would warrant. While an upturn in corporate earnings has been postponed due to the fear of terrorism and war, and investors are skittish due to highly publicized corporate scandals, we believe that once the economy regains its footing, corporate profits may follow and the markets will recover.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   -------------------------------  -------------------------------
                                                     1-YEAR      5-YEAR   10-YEAR    1-YEAR      5-YEAR    10-YEAR
   Wells Fargo Growth Equity Fund - Class A          (20.32)     (3.64)     7.18     (15.46)     (2.50)      7.82

   Wells Fargo Growth Equity Fund - Class B          (20.14)     (3.46)     7.02     (16.09)     (3.23)      7.02

   Wells Fargo Growth Equity Fund - Class C          (17.74)     (3.28)     6.99     (16.10)     (3.08)      7.10

   Wells Fargo Growth Equity Fund -
     Institutional Class                                                             (15.25)     (2.35)      7.90

   Benchmark

     S&P 500 Index                                                                   (20.47)     (1.62)      8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.00

   Price to Earnings Ratio (trailing 12 months)        17.7x

   Price to Book Ratio                                 2.35x

   Median Market Cap. ($B)                              9.9

   Portfolio Turnover                                    40%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Wells Fargo OTC Growth Fund                         3.82%

   Medtronic Incorporated                              2.02%

   Microsoft Corporation                               1.93%

   Goldman Sachs Group Incorporated                    1.62%

   First Data Corporation                              1.53%

   Pfizer Incorporated                                 1.52%

   American International Group Incorporated           1.48%

   Intel Corporation                                   1.36%

   eBay Incorporated                                   1.26%

   Paychex Incorporated                                1.21%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

International                                 30%
Consumer Discretionary                        15%
Health Care                                   12%
Industrials                                   12%
Financial Services                            11%
Information Technology                        11%
Basic Materials                                3%
Energy                                         2%
Cash                                           2%
Consumer Staples                               1%
Utilities                                      1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

          WELLS FARGO GROWTH EQUITY FUND - CLASS A   S&P 500 INDEX   WELLS FARGO GROWTH EQUITY FUND - CLASS I
 9/30/92                                $    9,425   $      10,000                                 $   10,000
10/31/92                                $    9,598   $      10,035                                 $   10,183
11/30/92                                $   10,175   $      10,376                                 $   10,796
12/31/92                                $   10,380   $      10,503                                 $   11,013
 1/31/93                                $   10,463   $      10,591                                 $   11,102
 2/28/93                                $   10,110   $      10,736                                 $   10,727
 3/31/93                                $   10,586   $      10,962                                 $   11,231
 4/30/93                                $   10,436   $      10,697                                 $   11,073
 5/31/93                                $   10,874   $      10,983                                 $   11,537
 6/30/93                                $   10,821   $      11,016                                 $   11,481
 7/31/93                                $   10,970   $      10,971                                 $   11,639
 8/31/93                                $   11,617   $      11,388                                 $   12,326
 9/30/93                                $   11,854   $      11,300                                 $   12,578
10/31/93                                $   12,086   $      11,534                                 $   12,823
11/30/93                                $   11,719   $      11,424                                 $   12,434
12/31/93                                $   12,430   $      11,562                                 $   13,188
 1/31/94                                $   12,851   $      11,955                                 $   13,636
 2/28/94                                $   12,690   $      11,631                                 $   13,464
 3/31/94                                $   12,029   $      11,124                                 $   12,763
 4/30/94                                $   12,179   $      11,266                                 $   12,922
 5/31/94                                $   12,077   $      11,451                                 $   12,814
 6/30/94                                $   11,605   $      11,171                                 $   12,313
 7/31/94                                $   11,981   $      11,537                                 $   12,712
 8/31/94                                $   12,583   $      12,010                                 $   13,350
 9/30/94                                $   12,386   $      11,717                                 $   13,142
10/31/94                                $   12,549   $      11,980                                 $   13,315
11/30/94                                $   12,025   $      11,544                                 $   12,759
12/31/94                                $   12,259   $      11,715                                 $   13,007
 1/31/95                                $   12,147   $      12,019                                 $   12,888
 2/28/95                                $   12,476   $      12,486                                 $   13,237
 3/31/95                                $   12,921   $      12,854                                 $   13,709
 4/28/95                                $   13,216   $      13,233                                 $   14,022
 5/31/95                                $   13,477   $      13,760                                 $   14,300
 6/30/95                                $   14,089   $      14,080                                 $   14,949
 7/31/95                                $   15,024   $      14,546                                 $   15,941
 8/31/95                                $   15,108   $      14,583                                 $   16,029
 9/29/95                                $   15,514   $      15,198                                 $   16,460
10/31/95                                $   15,013   $      15,144                                 $   15,929
11/30/95                                $   15,303   $      15,808                                 $   16,236
12/29/95                                $   15,307   $      16,112                                 $   16,241
 1/31/96                                $   15,586   $      16,660                                 $   16,536
 2/29/96                                $   16,009   $      16,815                                 $   16,985
 3/31/96                                $   16,293   $      16,976                                 $   17,287
 4/30/96                                $   17,024   $      17,226                                 $   18,063
 5/31/96                                $   17,389   $      17,669                                 $   18,450
 6/30/96                                $   17,042   $      17,736                                 $   18,082
 7/31/96                                $   16,044   $      16,952                                 $   17,023
 8/31/96                                $   16,564   $      17,310                                 $   17,575
 9/30/96                                $   17,389   $      18,282                                 $   18,450
10/31/96                                $   17,258   $      18,787                                 $   18,311
11/30/96                                $   18,131   $      20,205                                 $   19,237
12/31/96                                $   18,182   $      19,805                                 $   19,292
 1/31/97                                $   18,787   $      21,041                                 $   19,933
 2/28/97                                $   18,555   $      21,207                                 $   19,687
 3/31/97                                $   17,767   $      20,338                                 $   18,851
 4/30/97                                $   18,201   $      21,550                                 $   19,305
 5/31/97                                $   19,844   $      22,867                                 $   21,054
 6/30/97                                $   20,857   $      23,884                                 $   22,130
 7/31/97                                $   22,134   $      25,783                                 $   23,484
 8/31/97                                $   21,285   $      24,339                                 $   22,577
 9/30/97                                $   22,702   $      25,671                                 $   24,087
10/31/97                                $   21,627   $      24,813                                 $   22,940
11/30/97                                $   21,621   $      25,962                                 $   22,940
12/31/97                                $   21,835   $      26,409                                 $   23,167
 1/31/98                                $   22,175   $      26,699                                 $   23,521
 2/28/98                                $   23,775   $      28,624                                 $   25,225
 3/31/98                                $   24,653   $      30,090                                 $   26,150
 4/30/98                                $   25,095   $      30,397                                 $   26,626
 5/31/98                                $   24,319   $      29,874                                 $   25,796
 6/30/98                                $   24,993   $      31,087                                 $   26,518
 7/31/98                                $   24,428   $      30,757                                 $   25,918
 8/31/98                                $   20,378   $      26,313                                 $   21,622
 9/30/98                                $   21,215   $      27,999                                 $   22,510
10/31/98                                $   22,379   $      30,276                                 $   23,745
11/30/98                                $   23,822   $      32,111                                 $   25,276
12/31/98                                $   25,437   $      33,960                                 $   26,989
 1/31/99                                $   26,211   $      35,390                                 $   27,810
 2/28/99                                $   24,902   $      34,286                                 $   26,421
 3/31/99                                $   25,546   $      35,657                                 $   27,104
 4/30/99                                $   26,457   $      37,037                                 $   28,071
 5/29/99                                $   26,160   $      36,163                                 $   27,757
 6/30/99                                $   27,809   $      38,130                                 $   29,499
 7/31/99                                $   27,498   $      36,940                                 $   29,176
 8/31/99                                $   27,079   $      36,757                                 $   28,731
 9/30/99                                $   26,638   $      35,749                                 $   28,255
10/31/99                                $   27,824   $      38,012                                 $   29,522
11/30/99                                $   29,147   $      38,784                                 $   30,926
12/31/99                                $   31,964   $      41,068                                 $   33,930
 1/31/00                                $   30,870   $      39,007                                 $   32,770
 2/29/00                                $   32,673   $      38,269                                 $   34,692
 3/31/00                                $   34,451   $      42,012                                 $   36,596
 4/30/00                                $   33,408   $      40,748                                 $   35,489
 5/31/00                                $   32,022   $      39,912                                 $   34,028
 6/30/00                                $   33,792   $      40,898                                 $   35,914
 7/31/00                                $   33,283   $      40,260                                 $   35,383
 8/31/00                                $   35,077   $      42,760                                 $   37,296
 9/30/00                                $   33,299   $      40,503                                 $   35,409
10/31/00                                $   32,907   $      40,332                                 $   35,011
11/30/00                                $   30,494   $      37,154                                 $   32,442
12/31/00                                $   31,865   $      36,998                                 $   33,906
 1/31/01                                $   32,490   $      38,312                                 $   34,579
 2/28/01                                $   29,337   $      34,818                                 $   31,225
 3/31/01                                $   27,057   $      32,610                                 $   28,807
 4/30/01                                $   29,446   $      35,144                                 $   31,362
 5/31/01                                $   29,288   $      35,379                                 $   31,193
 6/30/01                                $   28,891   $      34,520                                 $   30,783
 7/31/01                                $   28,207   $      34,181                                 $   30,068
 8/31/01                                $   26,730   $      32,042                                 $   28,491
 9/30/01                                $   23,666   $      29,453                                 $   25,232
10/31/01                                $   24,677   $      30,015                                 $   26,326
11/30/01                                $   26,611   $      32,317                                 $   28,386
12/31/01                                $   27,261   $      32,602                                 $   29,095
 1/31/02                                $   26,902   $      32,126                                 $   28,703
 2/28/02                                $   26,153   $      31,506                                 $   27,917
 3/31/02                                $   27,692   $      32,690                                 $   29,564
 4/30/02                                $   27,128   $      30,709                                 $   28,975
 5/31/02                                $   26,461   $      30,482                                 $   28,255
 6/30/02                                $   25,086   $      28,312                                 $   26,794
 7/31/02                                $   22,131   $      26,106                                 $   23,643
 8/31/02                                $   22,162   $      26,276                                 $   23,686
 9/30/02                                $   20,007   $      23,422                                 $   21,385

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INDEX FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1), before fees and expenses.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     01/31/87

PERFORMANCE HIGHLIGHTS

        The Fund's Institutional Class shares returned (20.54)%(2) for the 12-month period ended September 30, 2002, slightly underperforming the S&P 500 Index, which returned (20.47)%. The Fund distributed $0.54 per share in dividend income and no capital gains during the period.

        A combination of weaker than expected economic growth, the loss of confidence in corporate accounting and the fear of impending war caused many investors to avoid stocks regardless of investment style or market capitalization. In addition, business capital spending remained under pressure during the fiscal year, while consumer spending, which has kept the U.S. economy out of a recession in 2002, began to subside.

        Sectors that continued to fare poorly during the 12-month period included technology and other economically sensitive areas. For example, the Fund's holdings of GE and Microsoft were the biggest detractors from the Fund's performance. In addition, financial services and retailing stocks gave up much of the ground that they achieved in the first half of the fiscal year, despite a declining interest rate environment. On the other hand, the health care and consumer staples sectors performed relatively well, as these sectors were less economically sensitive. For example, consumer product manufacturer Procter & Gamble was one of the biggest contributors to Fund performance.

STRATEGIC OUTLOOK

        Although the Fund's total return for the fiscal period was lower than it has been in years, it is important to remember that the stock market has had many periods of volatility throughout its long history. Given declining stock prices over the past few years, we believe that the risk of investing in stocks may be lower today than it has been in a long time.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2002)

                                                              EXCLUDING SALES CHARGE
                                                         -------------------------------
                                                          1-YEAR     5-YEAR     10-YEAR
   Wells Fargo Index Fund - Institutional Class           (20.54)    (1.79)       8.57

   Benchmark

     S&P 500 Index                                        (20.47)    (1.62)       8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.00

   Price to Earnings Ratio (trailing 12 months)       15.93x

   Price to Book Ratio                                 2.44x

   Median Market Cap ($B)                               6.3

   Portfolio Turnover                                     4%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   General Electric Company                            3.14%

   Microsoft Corporation                               3.03%

   Wal-Mart Stores Incorporated                        2.81%

   Exxon Mobil Corporation                             2.76%

   Pfizer Incorporated                                 2.30%

   Johnson & Johnson                                   2.06%

   Citigroup Incorporated                              1.92%

   American International Group Incorporated           1.83%

   Coca-Cola Company                                   1.53%

   Procter and Gamble Company                          1.49%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Financial Services                            19%
Health Care                                   14%
Consumer Discretionary                        13%
Information Technology                        12%
Industrials                                   11%
Consumer Staples                              10%
Energy                                         6%
Cash                                           6%
Basic Materials                                3%
Telecommunications Services                    3%
Utilities                                      3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

          WELLS FARGO INDEX FUND - CLASS I   S&P 500 INDEX
 3/31/92                        $   10,000   $      10,000
 4/30/92                        $   10,285   $      10,294
 5/31/92                        $   10,348   $      10,344
 6/30/92                        $   10,205   $      10,190
 7/31/92                        $   10,620   $      10,606
 8/31/92                        $   10,396   $      10,389
 9/30/92                        $   10,503   $      10,511
10/31/92                        $   10,542   $      10,548
11/30/92                        $   10,892   $      10,907
12/31/92                        $   11,025   $      11,041
 1/31/93                        $   11,115   $      11,133
 2/28/93                        $   11,270   $      11,285
 3/31/93                        $   11,503   $      11,523
 4/30/93                        $   11,191   $      11,244
 5/31/93                        $   11,503   $      11,545
 6/30/93                        $   11,529   $      11,579
 7/31/93                        $   11,489   $      11,532
 8/31/93                        $   11,897   $      11,970
 9/30/93                        $   11,807   $      11,878
10/31/93                        $   12,010   $      12,124
11/30/93                        $   11,882   $      12,008
12/31/93                        $   12,011   $      12,153
 1/31/94                        $   12,416   $      12,567
 2/28/94                        $   12,109   $      12,226
 3/31/94                        $   11,583   $      11,693
 4/30/94                        $   11,723   $      11,842
 5/31/94                        $   11,892   $      12,037
 6/30/94                        $   11,611   $      11,742
 7/31/94                        $   11,990   $      12,127
 8/31/94                        $   12,481   $      12,625
 9/30/94                        $   12,178   $      12,316
10/31/94                        $   12,433   $      12,593
11/30/94                        $   11,976   $      12,134
12/31/94                        $   12,144   $      12,314
 1/31/95                        $   12,453   $      12,633
 2/28/95                        $   12,925   $      13,125
 3/31/95                        $   13,279   $      13,512
 4/28/95                        $   13,656   $      13,909
 5/31/95                        $   14,184   $      14,464
 6/30/95                        $   14,515   $      14,800
 7/31/95                        $   14,976   $      15,290
 8/31/95                        $   15,009   $      15,329
 9/29/95                        $   15,616   $      15,975
10/31/95                        $   15,543   $      15,918
11/30/95                        $   16,217   $      16,616
12/29/95                        $   16,516   $      16,936
 1/31/96                        $   17,079   $      17,512
 2/29/96                        $   17,216   $      17,675
 3/31/96                        $   17,383   $      17,845
 4/30/96                        $   17,630   $      18,107
 5/31/96                        $   18,071   $      18,572
 6/30/96                        $   18,146   $      18,643
 7/31/96                        $   17,343   $      17,819
 8/31/96                        $   17,693   $      18,195
 9/30/96                        $   18,680   $      19,217
10/31/96                        $   19,191   $      19,748
11/30/96                        $   20,637   $      21,239
12/31/96                        $   20,194   $      20,818
 1/31/97                        $   21,469   $      22,117
 2/28/97                        $   21,634   $      22,292
 3/31/97                        $   20,749   $      21,378
 4/30/97                        $   21,983   $      22,652
 5/31/97                        $   23,317   $      24,036
 6/30/97                        $   24,380   $      25,106
 7/31/97                        $   26,287   $      27,102
 8/31/97                        $   24,823   $      25,584
 9/30/97                        $   26,169   $      26,983
10/31/97                        $   25,289   $      26,082
11/30/97                        $   26,446   $      27,290
12/31/97                        $   26,894   $      27,759
 1/31/98                        $   27,189   $      28,064
 2/28/98                        $   29,142   $      30,088
 3/31/98                        $   30,624   $      31,628
 4/30/98                        $   30,932   $      31,951
 5/31/98                        $   30,388   $      31,401
 6/30/98                        $   31,620   $      32,676
 7/31/98                        $   31,279   $      32,330
 8/31/98                        $   26,743   $      27,658
 9/30/98                        $   28,447   $      29,431
10/31/98                        $   30,755   $      31,824
11/30/98                        $   32,603   $      33,752
12/31/98                        $   34,512   $      35,697
 1/31/99                        $   35,889   $      37,199
 2/28/99                        $   34,773   $      36,039
 3/31/99                        $   36,156   $      37,480
 4/30/99                        $   37,539   $      38,931
 5/29/99                        $   36,637   $      38,012
 6/30/99                        $   38,669   $      40,080
 7/31/99                        $   37,466   $      38,829
 8/31/99                        $   37,290   $      38,636
 9/30/99                        $   36,270   $      37,577
10/31/99                        $   38,561   $      39,956
11/30/99                        $   39,324   $      40,767
12/31/99                        $   41,618   $      43,168
 1/31/00                        $   39,517   $      41,001
 2/29/00                        $   38,769   $      40,226
 3/31/00                        $   42,552   $      44,161
 4/30/00                        $   41,268   $      42,831
 5/31/00                        $   40,416   $      41,953
 6/30/00                        $   41,398   $      42,990
 7/31/00                        $   40,773   $      42,319
 8/31/00                        $   43,293   $      44,947
 9/30/00                        $   41,007   $      42,574
10/31/00                        $   40,828   $      42,395
11/30/00                        $   37,615   $      39,054
12/31/00                        $   37,789   $      38,890
 1/31/01                        $   39,114   $      40,271
 2/28/01                        $   35,590   $      36,598
 3/31/01                        $   33,340   $      34,278
 4/30/01                        $   35,926   $      36,941
 5/31/01                        $   36,163   $      37,189
 6/30/01                        $   35,275   $      36,285
 7/31/01                        $   34,924   $      35,929
 8/31/01                        $   32,731   $      33,680
 9/30/01                        $   30,088   $      30,959
10/31/01                        $   30,654   $      31,550
11/30/01                        $   32,996   $      33,970
12/31/01                        $   33,281   $      34,269
 1/31/02                        $   32,795   $      33,769
 2/28/02                        $   32,157   $      33,117
 3/31/02                        $   33,360   $      34,362

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

     The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     Cynthia A.Tusan, CFA
     Sabrina Yih, CFA

INCEPTION DATE
     09/24/97

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (19.43)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the MSCI/EAFE Index(2), which returned (15.53)%. The Fund's Class A shares distributed no dividend income and no capital gains during the period.

        The Fund had an excellent start at the beginning of the fiscal year, as our expectation of a strong global economic recovery in early 2002 appeared largely intact. However, global markets faced an unprecedented number of distractions during the period, such as accounting irregularities that called into question whether corporations could be trusted to report accurate results. In addition, economic data at the end of the period suggested that the recovery was more muted than previously expected, and that a solid recovery may not materialize until sometime in 2003.

        The Fund's overweight in consumer staples areas, such as food, beverage and personal care was helpful to performance, as was its de-emphasis on areas such as technology and telecommunications. Despite the difficulties faced by the global airline industry, the Fund's top performing stock was Ryanair Holdings PLC, an Irish airline that emphasized discount airfares and utilization of regional airports throughout Europe. However, the German stock market was particularly weak, with such weak performers as Allianz, a leading insurance company, and SAP, a leading software provider, both holdings of the Fund.

STRATEGIC OUTLOOK

        In a bear market, it is hard to predict the timing of a rebound since valuations often have to become inexpensive before a turnaround takes place. For example, a war or a further spike in oil prices may heighten investor concerns about global economic growth. However, we believe that eventually investors may react to positive developments in Asia's economies, ongoing fiscal discipline in Europe, inexpensive technology, as well as low interest rates and low inflation throughout most of the world.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                           INCLUDING SALES CHARGE               EXCLUDING SALES CHARGE
                                                    -----------------------------------   -----------------------------------
                                                     1-YEAR     5-YEAR    LIFE OF FUND     1-YEAR     5-YEAR    LIFE OF FUND
   Wells Fargo International Equity Fund - Class A   (24.06)     (3.93)       (3.73)       (19.43)    (2.77)        (2.59)

   Wells Fargo International Equity Fund - Class B   (24.09)     (3.87)       (3.50)       (20.10)    (3.49)        (3.31)

   Wells Fargo International Equity Fund - Class C   (21.68)     (3.68)       (3.50)       (20.12)    (3.49)        (3.31)

   Wells Fargo International Equity
     Fund - Institutional Class                                                            (19.20)    (2.60)        (2.42)

   Benchmark

     MSCI/EAFE Index                                                                       (15.53)    (5.65)        (5.65)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.88

   Price to Earnings Ratio (trailing 12 months)        25.9x

   Price to Book Ratio                                  1.9x

   Median Market Cap. ($B)                             13.9

   Number of Holdings                                    92

   Portfolio Turnover                                    52%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Goldman Sachs Group Inc                             3.84%

   Nestle S.A.                                         3.67%

   Total Fina Elf                                      3.22%

   Diageo PLC                                          3.08%

   Toyota Motor Corporation                            2.81%

   Loblaw Cos Ltd                                      2.59%

   Royal Dutch Petroleum Company                       2.27%

   BHP Billiton Ltd                                    2.24%

   Nintendo Co Ltd                                     2.20%

   Walmart de Mexico                                   2.17%

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2002)

Continental Europe                            34%
United Kingdom                                22%
Japan                                         19%
Emerging Markets                               9%
Southeast Asia                                 5%
Australia                                      4%
Cash                                           4%
Canada                                         3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

             WELLS FARGO INTERNATIONAL EQUITY FUND - CLASS A    MSCI/EAFE INDEX   WELLS FARGO INTERNATIONAL EQUITY FUND - CLASS I
 9/24/97                                     $         9,425      $      10,000                                      $     10,000
 9/30/97                                     $         9,510      $      10,560                                      $     10,090
10/31/97                                     $         8,954      $       9,748                                      $      9,500
11/30/97                                     $         9,029      $       9,649                                      $      9,580
12/31/97                                     $         9,116      $       9,732                                      $      9,672
 1/31/98                                     $         9,323      $      10,177                                      $      9,892
 2/28/98                                     $         9,955      $      10,831                                      $     10,562
 3/31/98                                     $        10,417      $      11,164                                      $     11,052
 4/30/98                                     $        10,605      $      11,255                                      $     11,252
 5/31/98                                     $        10,596      $      11,203                                      $     11,242
 6/30/98                                     $        10,746      $      11,290                                      $     11,402
 7/31/98                                     $        10,869      $      11,408                                      $     11,532
 8/31/98                                     $         9,135      $       9,997                                      $      9,692
 9/30/98                                     $         8,823      $       9,693                                      $      9,362
10/31/98                                     $         9,606      $      10,706                                      $     10,192
11/30/98                                     $        10,162      $      11,257                                      $     10,782
12/31/98                                     $        10,577      $      11,704                                      $     11,222
 1/31/99                                     $        10,756      $      11,672                                      $     11,412
 2/28/99                                     $        10,567      $      11,397                                      $     11,212
 3/31/99                                     $        10,897      $      11,875                                      $     11,562
 4/30/99                                     $        11,312      $      12,359                                      $     12,002
 5/29/99                                     $        10,926      $      11,725                                      $     11,592
 6/30/99                                     $        11,548      $      12,184                                      $     12,252
 7/31/99                                     $        11,906      $      12,550                                      $     12,632
 8/31/99                                     $        11,802      $      12,599                                      $     12,522
 9/30/99                                     $        11,972      $      12,729                                      $     12,702
10/31/99                                     $        12,670      $      13,206                                      $     13,442
11/30/99                                     $        14,065      $      13,664                                      $     14,933
12/31/99                                     $        15,988      $      14,891                                      $     17,002
 1/31/00                                     $        15,310      $      13,946                                      $     16,286
 2/29/00                                     $        16,638      $      14,321                                      $     17,697
 3/31/00                                     $        16,839      $      14,876                                      $     17,922
 4/30/00                                     $        15,807      $      14,094                                      $     16,828
 5/31/00                                     $        14,822      $      13,750                                      $     15,774
 6/30/00                                     $        15,606      $      14,288                                      $     16,613
 7/31/00                                     $        15,291      $      13,689                                      $     16,286
 8/31/00                                     $        15,568      $      13,808                                      $     16,582
 9/30/00                                     $        14,564      $      13,136                                      $     15,518
10/31/00                                     $        14,172      $      12,826                                      $     15,099
11/30/00                                     $        13,408      $      12,345                                      $     14,291
12/31/00                                     $        13,878      $      12,783                                      $     14,792
 1/31/01                                     $        14,220      $      12,776                                      $     15,169
 2/28/01                                     $        13,106      $      11,818                                      $     13,977
 3/31/01                                     $        12,208      $      11,030                                      $     13,026
 4/30/01                                     $        12,813      $      11,796                                      $     13,674
 5/31/01                                     $        12,706      $      11,380                                      $     13,559
 6/30/01                                     $        12,315      $      10,915                                      $     13,151
 7/31/01                                     $        11,983      $      10,716                                      $     12,785
 8/31/01                                     $        11,524      $      10,445                                      $     12,304
 9/30/01                                     $        10,255      $       9,387                                      $     10,945
10/31/01                                     $        10,635      $       9,627                                      $     11,364
11/30/01                                     $        11,085      $       9,982                                      $     11,834
12/31/01                                     $        11,329      $      10,041                                      $     12,106
 1/31/02                                     $        10,782      $       9,508                                      $     11,531
 2/28/02                                     $        10,635      $       9,575                                      $     11,364
 3/31/02                                     $        11,173      $      10,093                                      $     11,949
 4/30/02                                     $        11,173      $      10,159                                      $     11,959
 5/31/02                                     $        11,075      $      10,288                                      $     11,855
 6/30/02                                     $        10,567      $       9,879                                      $     11,311
 7/31/02                                     $         9,463      $       8,904                                      $     10,120
 8/31/02                                     $         9,356      $       8,883                                      $     10,005
 9/30/02                                     $         8,262      $       7,929                                      $      8,844

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%

LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Cadence Capital Management

FUND MANAGERS
     David Breed, CFA
     Wayne Wicker, CFA

INCEPTION DATE
     08/31/01

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (20.99)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned (20.47)%.

        The fiscal period was very difficult for stocks, as investors saw a delayed economic recovery, weak corporate profits and the specter of war with Iraq. In addition, some high profile companies went bankrupt, brought down by corporate malfeasance and accounting irregularities.

        However, there were some bright spots such as the consumer discretionary sector which includes specialty retail and restaurants stocks. For example, one of the Fund's holdings, AutoZone, a specialty retailer of automotive parts and accessories, benefited from the trend of keeping cars for longer periods. Another Fund holding, Yum! Brands, which owns KFC, Pizza Hut and Taco Bell, benefited from the weak economy as consumers tend to eat at low-cost restaurants during such times. The financial services sector was strong during the fiscal year, benefiting from lower interest rates. However, on the downside, at the end of 2001, there was an expectation that the economy would recover more quickly, causing interest rates to rise. As a result, we lowered the Fund's savings & loan exposure, which negatively impacted the Fund's returns.

        Capital spending was still under pressure during the fiscal year, causing semiconductor and software companies to face further challenges. As a result, we remained cautious about the technology sector, except for those companies with exposure to the federal government where capital spending has continued.

STRATEGIC OUTLOOK

        Toward the end of the period, we increased the Fund's position in the health care sector, where we expect greater potential for earnings growth. Meanwhile, we reduced the Fund's exposure to the financial services sector, reflecting our views that there is a slowdown in consumer and business loan growth, as well as a reduction in mortgage refinancing activity. Currently, the Fund generally reflects a more defensive posture, as the economic recovery appears to be headed for moderate growth.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                           INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                         ----------------------------   ------------------------------
                                                          1-YEAR        LIFE OF FUND     1-YEAR          LIFE OF FUND
   Wells Fargo Large Cap Appreciation Fund - Class A      (25.53)          (27.16)       (20.99)            (23.06)

   Wells Fargo Large Cap Appreciation Fund - Class B      (25.46)          (26.45)       (21.53)            (23.63)

   Wells Fargo Large Cap Appreciation Fund - Class C      (23.18)          (24.33)       (21.62)            (23.63)

   Wells Fargo Large Cap Appreciation Fund -
     Institutional Class                                                                 (20.78)            (22.87)

   Benchmark

     S&P 500 Index                                                                       (20.47)            (27.66)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                                    0.85

   Price to Earnings Ratio (trailing 12 months)             19.7x

   Price to Book Ratio                                       3.0x

   Median Market Cap ($B)                                   10.1

   Portfolio Turnover                                        123%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Microsoft Corporation                                    3.06%

   Johnson & Johnson                                        2.48%

   Wal-Mart Stores Incorporated                             2.35%

   American International Group                             1.64%

   Lockheed Martin Corporation                              1.33%

   Pfizer Incorporated                                      1.32%

   Intuit Incorporated                                      1.31%

   Forest Laboratories Incorporated                         1.29%

   Microchip Technology Incorporated                        1.29%

   Viacom Incorporated                                      1.28%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Consumer Discretionary                        20%
Health Care                                   19%
Financial Services                            15%
Industrials                                   15%
Information Technology                        15%
Consumer Staples                               8%
Energy                                         4%
Cash                                           2%
Basic Materials                                1%
Telecommunication Services                     1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

          WELLS FARGO LARGE CAP APPRECIATION FUND - CLASS A    S&P 500 INDEX    WELLS FARGO LARGE CAP APPRECIATION FUND - CLASS I
 8/31/01                                      $       9,425      $    10,000                                         $     10,000
 9/30/01                                      $       8,982      $     9,192                                         $      9,530
10/31/01                                      $       8,944      $     9,368                                         $      9,500
11/30/01                                      $       9,340      $    10,086                                         $      9,910
12/31/01                                      $       9,500      $    10,175                                         $     10,090
 1/31/02                                      $       9,378      $    10,026                                         $      9,960
 2/28/02                                      $       9,114      $     9,833                                         $      9,670
 3/31/02                                      $       9,444      $    10,202                                         $     10,030
 4/30/02                                      $       9,123      $     9,584                                         $      9,690
 5/31/02                                      $       8,982      $     9,513                                         $      9,540
 6/30/02                                      $       8,454      $     8,836                                         $      8,980
 7/31/02                                      $       7,681      $     8,148                                         $      8,160
 8/31/02                                      $       7,710      $     8,201                                         $      8,190
 9/30/02                                      $       7,097      $     7,310                                         $      7,550

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Peregrine Capital Management, Inc.

FUND MANAGERS
     John Dale, CFA
     Gary Nussbaum, CFA

INCEPTION DATE
     12/31/82

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (22.55)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned (20.47)% during the period.

        During the fiscal year, the decline in stock prices was partly due to weak corporate profits. However, investor fear and uncertainty also influenced the stock market decline. The uncertainties included a possible war with Iraq, the lingering concerns over terrorism, and a distrust of corporate management in light of well-publicized business scandals.

        We believe that the companies in the Fund's portfolio have the potential to grow future earnings at a strong rate. However, during the period, investors generally favored slower-growing companies in such areas as consumer staples that do not meet our investment criteria. In such an environment of economic uncertainty, investors generally have resisted paying for growth prospects that are well into the future. Therefore, faster-growing companies were hit especially hard in the past several months.

        During the fiscal year, the Fund added to its portfolio of holdings:
     Amgen, a leading biotechnology company; eBay, the fast-growing online auction house; Kohl's, a respected department store chain; Lowe's, a leading home improvement retailer; and Wal-Mart, which continues to grow despite already being one of the largest companies in America. We believe these companies are likely to do well in most economic environments.

STRATEGIC OUTLOOK

        We believe that the U.S. has a resilient financial system that has shown the ability to provide long-term investment returns in the face of adversity. Historically, stocks often provide some of the best returns during the least likely periods. Currently, stocks are selling at what we believe are attractive valuations, making the risk of investing in stocks potentially lower today than it has been in a long time. In addition, we believe that low inflation and strong productivity in this economy may provide a strong underpinning for the stock market in the future.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                                    ------------------------------  ------------------------------
                                                     1-YEAR      5-YEAR   10-YEAR   1-YEAR      5-YEAR     10-YEAR
   Wells Fargo Large Company Growth Fund - Class A   (27.00)     (1.57)     7.81    (22.55)     (0.40)       8.45

   Wells Fargo Large Company Growth Fund - Class B   (26.82)     (1.32)     7.74    (22.97)     (0.97)       7.74

   Wells Fargo Large Company Growth Fund - Class C   (24.48)     (1.17)     7.64    (22.95)     (0.97)       7.74

   Wells Fargo Large Company Growth Fund -
     Institutional Class                                                            (22.37)     (0.24)       8.54

   Benchmark

     S&P 500 Index                                                                  (20.47)     (1.62)       8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.24

   Price to Earnings Ratio (trailing 12 months)          23x

   Price to Book Ratio                                  3.7x

   Median Market Cap ($B)                              17.7

   Portfolio Turnover                                    18%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Medtronic Incorporated                              6.63%

   Microsoft Corporation                               6.33%

   Goldman Sachs Group Incorporated                    5.32%

   First Data Corporation                              5.03%

   Pfizer Incorporated                                 4.98%

   American International Group Incorporated           4.86%

   Intel Corporation                                   4.48%

   eBay Incorporated                                   4.14%

   Paychex Incorporated                                3.96%

   Costco Wholesale Corporation                        3.74%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Industrials                                   22%
Consumer Discretionary                        21%
Health Care                                   20%
Information Technology                        19%
Financial Services                            16%
Cash                                           2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO LARGE COMPANY GROWTH FUND - CLASS A    S&P 500 INDEX    WELLS FARGO LARGE COMPANY GROWTH FUND - CLASS I
 9/30/92                                   $         9,425      $    10,000                                       $     10,000
10/31/92                                   $         9,647      $    10,035                                       $     10,236
11/30/92                                   $        10,275      $    10,376                                       $     10,902
12/31/92                                   $        10,275      $    10,503                                       $     10,902
 1/31/93                                   $        10,196      $    10,591                                       $     10,818
 2/28/93                                   $         9,790      $    10,736                                       $     10,387
 3/31/93                                   $        10,145      $    10,962                                       $     10,763
 4/30/93                                   $         9,283      $    10,697                                       $      9,849
 5/31/93                                   $         9,738      $    10,983                                       $     10,333
 6/30/93                                   $         9,613      $    11,016                                       $     10,200
 7/31/93                                   $         9,701      $    10,971                                       $     10,293
 8/31/93                                   $        10,057      $    11,388                                       $     10,670
 9/30/93                                   $        10,151      $    11,300                                       $     10,771
10/31/93                                   $        10,303      $    11,534                                       $     10,932
11/30/93                                   $        10,031      $    11,424                                       $     10,643
12/31/93                                   $        10,238      $    11,562                                       $     10,863
 1/31/94                                   $        10,613      $    11,955                                       $     11,261
 2/28/94                                   $        10,514      $    11,631                                       $     11,155
 3/31/94                                   $        10,045      $    11,124                                       $     10,658
 4/30/94                                   $         9,985      $    11,266                                       $     10,594
 5/31/94                                   $        10,081      $    11,451                                       $     10,696
 6/30/94                                   $         9,509      $    11,171                                       $     10,090
 7/31/94                                   $         9,983      $    11,537                                       $     10,592
 8/31/94                                   $        10,419      $    12,010                                       $     11,055
 9/30/94                                   $        10,233      $    11,717                                       $     10,857
10/31/94                                   $        10,465      $    11,980                                       $     11,103
11/30/94                                   $        10,022      $    11,544                                       $     10,634
12/31/94                                   $        10,129      $    11,715                                       $     10,747
 1/31/95                                   $        10,336      $    12,019                                       $     10,967
 2/28/95                                   $        10,595      $    12,486                                       $     11,241
 3/31/95                                   $        10,909      $    12,854                                       $     11,574
 4/28/95                                   $        11,195      $    13,233                                       $     11,878
 5/31/95                                   $        11,543      $    13,760                                       $     12,247
 6/30/95                                   $        12,379      $    14,080                                       $     13,134
 7/31/95                                   $        12,985      $    14,546                                       $     13,777
 8/31/95                                   $        13,103      $    14,583                                       $     13,902
 9/29/95                                   $        13,659      $    15,198                                       $     14,492
10/31/95                                   $        13,237      $    15,144                                       $     14,045
11/30/95                                   $        13,507      $    15,808                                       $     14,331
12/29/95                                   $        13,090      $    16,112                                       $     13,889
 1/31/96                                   $        13,435      $    16,660                                       $     14,255
 2/29/96                                   $        14,064      $    16,815                                       $     14,922
 3/31/96                                   $        14,223      $    16,976                                       $     15,091
 4/30/96                                   $        14,806      $    17,226                                       $     15,710
 5/31/96                                   $        15,276      $    17,669                                       $     16,208
 6/30/96                                   $        15,073      $    17,736                                       $     15,992
 7/31/96                                   $        14,234      $    16,952                                       $     15,103
 8/31/96                                   $        14,387      $    17,310                                       $     15,265
 9/30/96                                   $        15,724      $    18,282                                       $     16,683
10/31/96                                   $        15,599      $    18,787                                       $     16,551
11/30/96                                   $        16,591      $    20,205                                       $     17,603
12/31/96                                   $        16,377      $    19,805                                       $     17,376
 1/31/97                                   $        17,690      $    21,041                                       $     18,769
 2/28/97                                   $        17,290      $    21,207                                       $     18,345
 3/31/97                                   $        16,063      $    20,338                                       $     17,043
 4/30/97                                   $        17,319      $    21,550                                       $     18,375
 5/31/97                                   $        18,626      $    22,867                                       $     19,762
 6/30/97                                   $        19,608      $    23,884                                       $     20,804
 7/31/97                                   $        21,417      $    25,783                                       $     22,724
 8/31/97                                   $        20,236      $    24,339                                       $     21,470
 9/30/97                                   $        21,646      $    25,671                                       $     22,966
10/31/97                                   $        20,829      $    24,813                                       $     22,100
11/30/97                                   $        21,469      $    25,962                                       $     22,779
12/31/97                                   $        21,839      $    26,409                                       $     23,171
 1/31/98                                   $        22,413      $    26,699                                       $     23,780
 2/28/98                                   $        24,189      $    28,624                                       $     25,665
 3/31/98                                   $        24,813      $    30,090                                       $     26,326
 4/30/98                                   $        25,460      $    30,397                                       $     27,014
 5/31/98                                   $        24,640      $    29,874                                       $     26,143
 6/30/98                                   $        26,885      $    31,087                                       $     28,526
 7/31/98                                   $        26,941      $    30,757                                       $     28,585
 8/31/98                                   $        22,443      $    26,313                                       $     23,813
 9/30/98                                   $        24,554      $    27,999                                       $     26,051
10/31/98                                   $        26,353      $    30,276                                       $     27,963
11/30/98                                   $        28,856      $    32,111                                       $     30,627
12/31/98                                   $        32,315      $    33,960                                       $     34,295
 1/31/99                                   $        34,949      $    35,390                                       $     37,100
 2/28/99                                   $        33,478      $    34,286                                       $     35,540
 3/31/99                                   $        35,554      $    35,657                                       $     37,749
 4/30/99                                   $        35,702      $    37,037                                       $     37,916
 5/29/99                                   $        34,457      $    36,163                                       $     36,591
 6/30/99                                   $        37,488      $    38,130                                       $     39,824
 7/31/99                                   $        35,655      $    36,940                                       $     37,890
 8/31/99                                   $        35,744      $    36,757                                       $     37,983
 9/30/99                                   $        34,379      $    35,749                                       $     36,544
10/31/99                                   $        37,345      $    38,012                                       $     39,697
11/30/99                                   $        38,709      $    38,784                                       $     41,156
12/31/99                                   $        42,966      $    41,068                                       $     45,684
 1/31/00                                   $        41,861      $    39,007                                       $     44,525
 2/29/00                                   $        42,644      $    38,269                                       $     45,362
 3/31/00                                   $        47,665      $    42,012                                       $     50,713
 4/30/00                                   $        45,819      $    40,748                                       $     48,751
 5/31/00                                   $        42,765      $    39,912                                       $     45,513
 6/30/00                                   $        46,056      $    40,898                                       $     49,025
 7/31/00                                   $        46,202      $    40,260                                       $     49,183
 8/31/00                                   $        48,970      $    42,760                                       $     52,140
 9/30/00                                   $        45,552      $    40,503                                       $     48,511
10/31/00                                   $        45,528      $    40,332                                       $     48,490
11/30/00                                   $        41,673      $    37,154                                       $     44,394
12/31/00                                   $        41,327      $    36,998                                       $     44,031
 1/31/00                                   $        41,978      $    38,312                                       $     44,733
 2/28/00                                   $        35,610      $    34,818                                       $     37,948
 3/31/00                                   $        31,873      $    32,610                                       $     33,979
 4/30/01                                   $        35,290      $    35,144                                       $     37,629
 5/31/01                                   $        34,965      $    35,379                                       $     37,295
 6/30/01                                   $        33,981      $    34,520                                       $     36,252
 7/31/01                                   $        33,372      $    34,181                                       $     35,606
 8/31/01                                   $        30,348      $    32,042                                       $     32,387
 9/30/01                                   $        27,397      $    29,453                                       $     29,238
10/31/01                                   $        28,664      $    30,015                                       $     30,601
11/30/01                                   $        32,020      $    32,317                                       $     34,195
12/31/01                                   $        32,327      $    32,602                                       $     34,528
 1/31/02                                   $        32,125      $    32,126                                       $     34,313
 2/28/02                                   $        29,979      $    31,506                                       $     32,026
 3/31/02                                   $        31,313      $    32,690                                       $     33,465
 4/30/02                                   $        28,867      $    30,709                                       $     30,851
 5/31/02                                   $        27,988      $    30,482                                       $     29,912
 6/30/02                                   $        26,150      $    28,312                                       $     27,952
 7/31/02                                   $        23,586      $    26,106                                       $     25,220
 8/31/02                                   $        23,863      $    26,276                                       $     25,519
 9/30/02                                   $        21,220      $    23,422                                       $     22,697

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     Thomas Zeifang, CFA
     Christopher Greene

INCEPTION DATE
     10/16/00

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (18.43)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the Russell Midcap(R) Index(2), which returned (15.50)%. The Fund's Class A shares distributed no dividend income and no capital gains during the period.

        The primary reason for the Fund's underperformance of the benchmark was our tendency to invest in high "beta" stocks, that is stocks that tend to do better than average when the market is rising, but tend to do worse than average when the market is falling. A good example of a high beta stock held by the Fund is VeriSign, a provider of services that enable Web site owners to engage in secure electronic commerce and communications. The company's stock declined significantly as profit expectations were not realized.

        On the other hand, many consumer-oriented stocks were relatively immune to the sluggish economy during the first nine months of 2002. Indeed, gaming recovered following a sharp post-September 11 sell off that briefly affected all travel-related industries. One of the Fund's best performers was Harrah's Entertainment, which operates gaming casinos and racetracks. The Fund's portfolio turnover increased over the reporting period due, in part, to the volatility of the market.

STRATEGIC OUTLOOK

        Although we believe that technology spending is likely to remain sluggish, companies that offer cost reduction technologies may see steady growth. For example, a large part of the homeland security budget will be spent on border patrol and airport security-related technologies, potentially creating opportunities for investors in those stocks. It is our view that technology and health care stocks in the mid-cap asset class are no more expensive than stocks in the classic value sectors such as industrials or financial services. This view is based, in part, on the pessimism shown for growth stocks that may set the stage for some companies to post large gains as pockets of the economy begin to show growth relative to lowered expectations. The Fund will continue to invest selectively in stocks that we believe may offer superior growth and margin opportunities.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                           INCLUDING SALES CHARGE    EXCLUDING SALES CHARGE
                                                          ------------------------  ------------------------
                                                           1-YEAR    LIFE OF FUND    1-YEAR    LIFE OF FUND
   Wells Fargo Mid Cap Growth Fund - Class A               (23.12)      (42.21)      (18.43)      (40.43)

   Wells Fargo Mid Cap Growth Fund - Class B               (23.05)      (42.07)      (19.00)      (40.85)

   Wells Fargo Mid Cap Growth Fund - Class C               (20.62)      (41.15)      (19.00)      (40.85)

   Benchmark

     Russell Midcap(R) Index                                                         (15.50)      (15.89)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Price to Earnings (trailing 12 months)                    31.9x

   Price to Book Ratio                                        2.8x

   Median Market Cap. ($B)                                    3.0

   Number of Holdings                                         112

   Portfolio Turnover                                         340%

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Universal Health Services Incorporated                    2.16%

   Health Management Association                             2.12%

   St Jude Medical Incorporated                              1.90%

   Priority Healthcare Corporation                           1.87%

   King Pharmaceuticals Incorporated                         1.84%

   Goldman Sachs & Company                                   1.78%

   Varian Medical Systems Incorporated                       1.71%

   Nike Incorporated - Class B                               1.63%

   MedImmune, Incorporated                                   1.50%

   Boston Scientific Corporation                             1.48%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Health Care                                   27%
Consumer Discretionary                        25%
Information Technology                        22%
Financial Services                             7%
Industrials                                    7%
Energy                                         6%
Cash                                           4%
Materials                                      2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO MID CAP GROWTH FUND - CLASS A   RUSSELL MIDCAP INDEX
10/16/00                                   $   9,425          $      10,000
10/31/00                                   $   9,255          $       9,316
11/30/00                                   $   7,276          $       7,292
12/31/00                                   $   7,710          $       7,676
 1/31/01                                   $   7,710          $       8,114
 2/28/01                                   $   6,145          $       6,710
 3/31/01                                   $   5,127          $       5,750
 4/30/01                                   $   6,107          $       6,709
 5/31/01                                   $   6,079          $       6,677
 6/30/01                                   $   6,079          $       6,681
 7/31/01                                   $   5,730          $       6,230
 8/31/01                                   $   5,221          $       5,779
 9/30/01                                   $   4,194          $       4,823
10/31/01                                   $   4,807          $       5,330
11/30/01                                   $   5,410          $       5,904
12/31/01                                   $   5,627          $       6,129
 1/31/02                                   $   5,429          $       5,930
 2/28/02                                   $   4,863          $       5,593
 3/31/02                                   $   5,297          $       6,020
 4/30/02                                   $   5,024          $       5,702
 5/31/02                                   $   4,778          $       5,532
 6/30/02                                   $   4,307          $       4,921
 7/31/02                                   $   3,845          $       4,443
 8/31/02                                   $   3,751          $       4,427
 9/30/02                                   $   3,421          $       4,076

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(2) The Russell Midcap(R) Index consists of the bottom 800 securities of the Russell 1000 Index with higher-than-average growth orientation as ranked by the total market capitalization. Securities in this index generally have higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Mid Cap Growth Fund Class A shares for the life of the Fund with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

     The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGER
     Michael J. Stead

INCEPTION DATE
     07/02/62

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (8.90)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%. The Fund's Class A shares distributed $0.04 per share in dividend income and $0.96 per share in capital gains during the period.

        In general, the weak economic recovery and reduced corporate earnings, along with warnings about future earnings, depressed much of the financial services sector and thereby impacted Fund performance. The Fund's overweight in regional banks that performed better relative to other financial services sectors contributed positively to performance. During the period, companies in the financial services sector benefited from an improving trend in revenue and earnings per share, outperforming the broader stock market, as represented by the S&P 500 Index. Credit quality also showed signs of improvement.

        With the sense of fear that caused many investors to take their money out of the stock market altogether, we found it prudent to buy shares in some companies, such as Wachovia, Compass Bancshares, Washington Mutual, and Doral Financial whose share prices were attractive and whose growth prospects were strong.

STRATEGIC OUTLOOK

        Going forward, we believe earnings per share growth rates in the financial services sector may be strong in the years ahead, potentially setting a positive stage for the Fund's holdings. We remain focused on companies that we believe have growth potential because of favorable overall business prospects, new products and services, undervalued assets or earnings potential and favorable operating ratios.

        Our philosophy is to stay invested in solid financial institutions with time-tested business models that we expect to outperform and provide the Fund with positive rates of return over the long-term. Keep in mind that we are focused on the long-term in our investment strategies and believe that one shouldn't rely too much on short-term performance as a reason for buying or selling the Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                        INCLUDING SALES CHARGE           EXCLUDING SALES CHARGE
                                                   -------------------------------  -------------------------------
                                                    1-YEAR      5-YEAR    10-YEAR     1-YEAR     5-YEAR    10-YEAR
   Wells Fargo SIFE Specialized Financial
     Services Fund - Class A                        (14.14)     (0.06)     12.13      (8.90)      1.13      12.80

   Wells Fargo SIFE Specialized Financial
     Services Fund - Class B                        (13.10)     (0.09)     11.80      (9.61)      0.13      11.80

   Wells Fargo SIFE Specialized Financial
     Services Fund - Class C                        (11.47)     (0.19)     11.64      (9.88)      0.01      11.75

   Benchmark

     S&P 500 Index                                                                   (20.47)     (1.62)      8.99

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.67

   Price to Earnings Ratio (trailing 12 months)        13.6x

   Price to Book Ratio                                  2.4x

   Median Market Cap. ($B)                              3.4

   Number of Holdings                                    46

   Portfolio Turnover                                   187%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   North Fork Bancorporation                           5.11%

   Compass Bankshares Incorporated                     4.40%

   M & T Bank Corporation                              4.24%

   First Tennessee National Corporation                3.89%

   Mellon Financial Corporation                        3.82%

   BB&T Corporation                                    3.79%

   Bank of New York Company Incorporated               3.74%

   Sovereign Bancorp Incorporated                      3.58%

   Washington Mutual Incorporated                      3.29%

   Bank of America Corporation                         3.21%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Financial Services                            97%
Cash                                           3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

            WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND - CLASS A       S&P 500 INDEX
 9/30/92                                                       $     9,425        $     10,000
10/31/92                                                       $     9,680        $     10,035
11/30/92                                                       $    10,305        $     10,376
12/31/92                                                       $    10,729        $     10,503
 1/31/93                                                       $    11,101        $     10,591
 2/28/93                                                       $    11,437        $     10,736
 3/31/93                                                       $    11,920        $     10,962
 4/30/93                                                       $    11,264        $     10,697
 5/31/93                                                       $    11,123        $     10,983
 6/30/93                                                       $    11,500        $     11,016
 7/31/93                                                       $    11,716        $     10,971
 8/31/93                                                       $    12,022        $     11,388
 9/30/93                                                       $    12,334        $     11,300
10/31/93                                                       $    11,839        $     11,534
11/30/93                                                       $    11,470        $     11,424
12/31/93                                                       $    11,730        $     11,562
 1/31/94                                                       $    12,196        $     11,955
 2/28/94                                                       $    11,916        $     11,631
 3/31/94                                                       $    11,779        $     11,124
 4/30/94                                                       $    12,249        $     11,266
 5/31/94                                                       $    12,789        $     11,451
 6/30/94                                                       $    12,580        $     11,171
 7/31/94                                                       $    12,778        $     11,537
 8/31/94                                                       $    13,188        $     12,010
 9/30/94                                                       $    12,653        $     11,717
10/31/94                                                       $    12,426        $     11,980
11/30/94                                                       $    11,633        $     11,544
12/31/94                                                       $    11,551        $     11,715
 1/31/95                                                       $    12,166        $     12,019
 2/28/95                                                       $    13,030        $     12,486
 3/31/95                                                       $    13,153        $     12,854
 4/28/95                                                       $    13,520        $     13,233
 5/31/95                                                       $    14,251        $     13,760
 6/30/95                                                       $    14,564        $     14,080
 7/31/95                                                       $    15,283        $     14,546
 8/31/95                                                       $    15,948        $     14,583
 9/29/95                                                       $    16,408        $     15,198
10/31/95                                                       $    16,198        $     15,144
11/30/95                                                       $    17,085        $     15,808
12/29/95                                                       $    17,318        $     16,112
 1/31/96                                                       $    17,654        $     16,660
 2/29/96                                                       $    18,179        $     16,815
 3/31/96                                                       $    18,470        $     16,976
 4/30/96                                                       $    18,283        $     17,226
 5/31/96                                                       $    18,668        $     17,669
 6/30/96                                                       $    18,550        $     17,736
 7/31/96                                                       $    18,485        $     16,952
 8/31/96                                                       $    19,376        $     17,310
 9/30/96                                                       $    20,231        $     18,282
10/31/96                                                       $    21,160        $     18,787
11/30/96                                                       $    22,622        $     20,205
12/31/96                                                       $    22,056        $     19,805
 1/31/97                                                       $    23,230        $     21,041
 2/28/97                                                       $    24,329        $     21,207
 3/31/97                                                       $    22,853        $     20,338
 4/30/97                                                       $    23,943        $     21,550
 5/31/97                                                       $    24,941        $     22,867
 6/30/97                                                       $    25,762        $     23,884
 7/31/97                                                       $    28,133        $     25,783
 8/31/97                                                       $    27,449        $     24,339
 9/30/97                                                       $    29,707        $     25,671
10/31/97                                                       $    29,295        $     24,813
11/30/97                                                       $    30,243        $     25,962
12/31/97                                                       $    31,937        $     26,409
 1/31/98                                                       $    30,451        $     26,699
 2/28/98                                                       $    32,627        $     28,624
 3/31/98                                                       $    34,165        $     30,090
 4/30/98                                                       $    34,512        $     30,397
 5/31/98                                                       $    33,454        $     29,874
 6/30/98                                                       $    34,299        $     31,087
 7/31/98                                                       $    34,249        $     30,757
 8/31/98                                                       $    26,679        $     26,313
 9/30/98                                                       $    28,075        $     27,999
10/31/98                                                       $    30,817        $     30,276
11/30/98                                                       $    32,016        $     32,111
12/31/98                                                       $    33,577        $     33,960
 1/31/99                                                       $    32,987        $     35,390
 2/28/99                                                       $    33,211        $     34,286
 3/31/99                                                       $    33,049        $     35,657
 4/30/99                                                       $    35,683        $     37,037
 5/29/99                                                       $    34,157        $     36,163
 6/30/99                                                       $    34,803        $     38,130
 7/31/99                                                       $    32,864        $     36,940
 8/31/99                                                       $    31,772        $     36,757
 9/30/99                                                       $    31,016        $     35,749
10/31/99                                                       $    35,177        $     38,012
11/30/99                                                       $    33,172        $     38,784
12/31/99                                                       $    30,740        $     41,068
 1/31/00                                                       $    29,914        $     39,007
 2/29/00                                                       $    26,406        $     38,269
 3/31/00                                                       $    30,255        $     42,012
 4/30/00                                                       $    29,071        $     40,748
 5/31/00                                                       $    31,463        $     39,912
 6/30/00                                                       $    28,608        $     40,898
 7/31/00                                                       $    30,095        $     40,260
 8/31/00                                                       $    33,476        $     42,760
 9/30/00                                                       $    34,013        $     40,503
10/31/00                                                       $    34,073        $     40,332
11/30/00                                                       $    33,426        $     37,154
12/31/00                                                       $    37,179        $     36,998
 1/31/01                                                       $    37,884        $     38,312
 2/28/01                                                       $    36,430        $     34,818
 3/31/01                                                       $    35,274        $     32,610
 4/30/01                                                       $    35,724        $     35,144
 5/31/01                                                       $    37,630        $     35,379
 6/30/01                                                       $    37,824        $     34,520
 7/31/01                                                       $    37,952        $     34,181
 8/31/01                                                       $    36,245        $     32,042
 9/30/01                                                       $    34,500        $     29,453
10/31/01                                                       $    33,014        $     30,015
11/30/01                                                       $    35,173        $     32,317
12/31/01                                                       $    36,103        $     32,602
 1/31/02                                                       $    36,170        $     32,126
 2/28/02                                                       $    36,012        $     31,506
 3/31/02                                                       $    38,565        $     32,690
 4/30/02                                                       $    38,363        $     30,709
 5/31/02                                                       $    38,246        $     30,482
 6/30/02                                                       $    36,967        $     28,312
 7/31/02                                                       $    34,071        $     26,106
 8/31/02                                                       $    34,852        $     26,276
 9/30/02                                                       $    31,428        $     23,422

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through February 24, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the Wells Fargo Funds. Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio's Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period from May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class's fees and expenses.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Wells Capital Management Incorporated

FUND MANAGERS
     Thomas Zeifang, CFA
     Christopher Greene

INCEPTION DATE
     11/01/94

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (26.53)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the Russell 2000 Index(2), which returned (9.30)%. The Fund's Class A shares distributed no dividend income and no capital gains during the period.

        The primary reason for the Fund's underperformance as compared to the benchmark was our tendency to invest in high "beta" stocks, that is stocks such as technology that tend to do better than average when the market is rising, but tend to do worse than average when the market is falling. An example of a high beta stock held by the Fund is GlobespanVirata, a provider of integrated circuits, software and system designs for high-speed transmission of data, voice and video, which declined sharply during the fiscal period.

        On the plus side, energy and consumer stocks showed relative strength during the 12-month period. Examples of Fund holdings included Patterson-UTI Energy, an operator of land-based drilling rigs which benefited from rising energy prices and Rent-A-Center, a store operator that offers products such as home electronics, appliances, computers and furniture that customers can buy at the end of the rental period.

STRATEGIC OUTLOOK

        Although we believe that technology spending is likely to remain sluggish, companies that offer cost reduction technologies could see steady growth. For example, a large part of the homeland security budget will be spent on border patrol and airport security-related technologies, potentially creating opportunities for investors in those stocks.

        It is our view that technology and health care stocks in the small cap asset class are no more expensive than classic value sectors such as industrials or financial services. This view is based, in part, on pessimism shown for growth stocks that may set the stage for some companies to post large gains as pockets of the economy begin to show growth relative to lowered expectations. The Fund will continue to invest selectively in stocks that we believe offer superior growth and margin opportunities.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                           INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                    -----------------------------------   ------------------------------------
                                                     1-YEAR     5-YEAR    LIFE OF FUND     1-YEAR     5-YEAR     LIFE OF FUND
   Wells Fargo Small Cap Growth Fund - Class A       (30.77)    (11.24)       5.37         (26.53)    (10.18)        6.16

   Wells Fargo Small Cap Growth Fund - Class B       (30.65)    (11.03)       5.45         (27.00)    (10.82)        5.45

   Wells Fargo Small Cap Growth Fund - Class C       (28.47)    (11.01)       5.30         (27.02)    (10.84)        5.44

   Wells Fargo Small Cap Growth Fund -
     Institutional Class                                                                   (26.32)     (9.84)        6.79

   Benchmark

     Russell 2000 Index                                                                     (9.30)     (3.19)        6.01

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               1.62

   Price to Earnings Ratio (trailing 12 months)        39.9x

   Median Market Cap. ($B)                              0.6

   Number of Holdings                                   126

   Portfolio Turnover                                   221%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Morgan Stanley & Company Incorporated               2.79%

   Goldman Sachs & Company                             2.48%

   Entravision Comm Corporation                        1.77%

   Scios Incorporated                                  1.67%

   Affymetrix Incorporated                             1.57%

   Education Management Corporation                    1.41%

   Quest Software Incorporated                         1.40%

   Priority Healthcare Corporation                     1.39%

   BankAtlantic Bancorp Incorporated                   1.36%

   Key Energy Services Incorporated                    1.35%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Health Care                                   26%
Information Technology                        20%
Consumer Discretionary                        17%
Financial Services                            14%
Industrials                                   10%
Energy                                         7%
Cash                                           5%
Materials                                      1%

   GROWTH OF $10,000 INVESTMENT(5)

            WELLS FARGO SMALL CAP GROWTH FUND - CLASS A      RUSSELL 2000 INDEX      WELLS FARGO SMALL CAP GROWTH FUND - CLASS I
10/31/94                                    $     9,425           $      10,000                                    $      10,000
11/30/94                                    $     9,548           $       9,596                                    $      10,120
12/31/94                                    $     9,943           $       9,853                                    $      10,560
 1/31/95                                    $     9,972           $       9,729                                    $      10,590
 2/28/95                                    $    10,518           $      10,134                                    $      11,170
 3/31/95                                    $    11,074           $      10,307                                    $      11,770
 4/28/95                                    $    11,385           $      10,536                                    $      12,100
 5/31/95                                    $    11,631           $      10,717                                    $      12,370
 6/30/95                                    $    12,856           $      11,273                                    $      13,670
 7/31/95                                    $    14,260           $      11,923                                    $      15,170
 8/31/95                                    $    14,288           $      12,169                                    $      15,200
 9/29/95                                    $    15,174           $      12,387                                    $      16,150
10/31/95                                    $    14,703           $      11,834                                    $      15,650
11/30/95                                    $    16,098           $      12,331                                    $      17,150
12/29/95                                    $    16,814           $      12,656                                    $      17,910
 1/31/96                                    $    17,144           $      12,642                                    $      18,260
 2/29/96                                    $    18,134           $      13,037                                    $      19,320
 3/31/96                                    $    18,963           $      13,303                                    $      20,210
 4/30/96                                    $    21,489           $      14,014                                    $      22,910
 5/31/96                                    $    23,148           $      14,566                                    $      24,680
 6/30/96                                    $    21,404           $      13,968                                    $      22,830
 7/31/96                                    $    18,266           $      12,748                                    $      19,490
 8/31/96                                    $    20,217           $      13,489                                    $      21,580
 9/30/96                                    $    20,649           $      14,016                                    $      22,450
10/31/96                                    $    19,260           $      13,801                                    $      20,930
11/30/96                                    $    19,711           $      14,369                                    $      21,430
12/31/96                                    $    20,327           $      14,746                                    $      22,110
 1/31/97                                    $    20,631           $      15,041                                    $      22,440
 2/28/97                                    $    18,773           $      14,675                                    $      20,430
 3/31/97                                    $    17,457           $      13,982                                    $      19,010
 4/30/97                                    $    16,519           $      14,022                                    $      18,000
 5/31/97                                    $    20,134           $      15,582                                    $      21,940
 6/30/97                                    $    21,771           $      16,251                                    $      23,730
 7/31/97                                    $    22,636           $      17,006                                    $      24,690
 8/31/97                                    $    23,353           $      17,396                                    $      25,470
 9/30/97                                    $    25,873           $      18,669                                    $      28,230
10/31/97                                    $    24,016           $      17,850                                    $      26,210
11/30/97                                    $    23,151           $      17,733                                    $      25,280
12/31/97                                    $    22,582           $      18,044                                    $      24,668
 1/31/98                                    $    22,211           $      17,759                                    $      24,275
 2/28/98                                    $    23,704           $      19,071                                    $      25,921
 3/31/98                                    $    25,668           $      19,857                                    $      28,078
 4/30/98                                    $    25,598           $      19,966                                    $      28,013
 5/31/98                                    $    23,574           $      18,890                                    $      25,812
 6/30/98                                    $    24,295           $      18,930                                    $      26,618
 7/31/98                                    $    22,111           $      17,396                                    $      24,243
 8/31/98                                    $    16,571           $      14,018                                    $      18,174
 9/30/98                                    $    17,893           $      15,116                                    $      19,634
10/31/98                                    $    17,893           $      15,732                                    $      19,645
11/30/98                                    $    19,246           $      16,557                                    $      21,138
12/31/98                                    $    21,233           $      17,581                                    $      23,339
 1/31/99                                    $    22,371           $      17,815                                    $      24,588
 2/28/99                                    $    19,977           $      16,372                                    $      21,973
 3/31/99                                    $    21,656           $      16,628                                    $      23,834
 4/30/99                                    $    23,693           $      18,117                                    $      26,084
 5/29/99                                    $    24,267           $      18,382                                    $      26,732
 6/30/99                                    $    26,769           $      19,213                                    $      29,501
 7/31/99                                    $    27,094           $      18,686                                    $      29,890
 8/31/99                                    $    26,791           $      17,995                                    $      29,548
 9/30/99                                    $    28,416           $      17,999                                    $      31,410
10/31/99                                    $    32,338           $      18,072                                    $      35,769
11/30/99                                    $    37,032           $      19,151                                    $      40,968
12/31/99                                    $    46,438           $      21,319                                    $      51,390
 1/31/00                                    $    47,053           $      20,976                                    $      52,072
 2/29/00                                    $    58,399           $      24,439                                    $      64,642
 3/31/00                                    $    50,721           $      22,829                                    $      56,150
 4/30/00                                    $    44,273           $      21,454                                    $      48,996
 5/31/00                                    $    39,292           $      20,204                                    $      43,489
 6/30/00                                    $    49,478           $      21,965                                    $      54,774
 7/31/00                                    $    46,426           $      21,258                                    $      51,403
 8/31/00                                    $    52,637           $      22,880                                    $      58,273
 9/30/00                                    $    51,442           $      22,207                                    $      56,961
10/31/00                                    $    44,308           $      21,217                                    $      49,061
11/30/00                                    $    33,151           $      19,038                                    $      36,709
12/31/00                                    $    35,597           $      20,673                                    $      39,407
 1/31/01                                    $    35,799           $      21,750                                    $      39,644
 2/28/01                                    $    28,440           $      20,317                                    $      31,505
 3/31/01                                    $    24,364           $      19,324                                    $      26,988
 4/30/01                                    $    28,253           $      20,835                                    $      31,302
 5/31/01                                    $    28,284           $      21,347                                    $      31,336
 6/30/01                                    $    28,922           $      22,103                                    $      32,047
 7/31/01                                    $    27,133           $      20,907                                    $      30,084
 8/31/01                                    $    24,939           $      20,232                                    $      27,664
 9/30/01                                    $    20,583           $      17,509                                    $      22,825
10/31/01                                    $    23,026           $      18,533                                    $      25,549
11/30/01                                    $    24,862           $      19,967                                    $      27,580
12/31/01                                    $    26,806           $      21,199                                    $      29,729
 1/31/02                                    $    25,437           $      20,979                                    $      28,240
 2/28/02                                    $    23,150           $      20,404                                    $      25,702
 3/31/02                                    $    25,142           $      22,044                                    $      27,918
 4/30/02                                    $    23,990           $      22,245                                    $      26,649
 5/31/02                                    $    22,528           $      21,257                                    $      25,008
 6/30/02                                    $    20,505           $      20,203                                    $      22,775
 7/31/02                                    $    16,585           $      17,152                                    $      18,426
 8/31/02                                    $    16,507           $      17,109                                    $      18,341
 9/30/02                                    $    15,122           $      15,881                                    $      16,819

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged, market value weighted index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Schroder Investment Management North America Inc.

FUND MANAGER
     Ira Unschuld

INCEPTION DATE
     08/01/93

PERFORMANCE HIGHLIGHTS

        The Fund returned (9.81)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the Russell 2000 Index(2), which returned (9.30)%. The Fund distributed no dividend income and $1.52 per share in capital gains during the period.

        The 12 months that ended September 30, 2002 were a disappointing period for U.S. equities. Corporate profits continued to erode and the economy remained inconsistent. Furthermore, corporate scandals and a volatile geopolitical environment exacerbated already weak investor confidence. Investors steadily pulled money out of the market, which resulted in declining equity prices.

        The Fund's technology holdings were the worst performing, led downward by Peregrine Systems, an applications software company, which disclosed that it had overstated revenues for the past two years. Additionally another Fund holding, Providian Financial, a diversified consumer lender, saw its stock decline as investors expressed concern regarding deteriorating delinquency rates.

        Positive contributors to Fund performance included Coventry Health Care, a managed health care company that reported better than expected corporate profits. In addition, shares of Michaels Stores, an owner and operator of arts-and-crafts outlets, rallied as the company reported strong same-store sales gains, benefiting from the "stay at home" theme that became prevalent after the September 11 terrorist attacks.

        During the period, the Fund added shares of ProQuest, a provider of electronic content for automotive dealerships, and O'Reilly Automotive, a retailer and supplier of automotive aftermarket parts, to its portfolio as we believe that both companies exhibit strong growth potential in an economic recovery. The Fund sold it holdings in AmerisourceBergen, a distributor of pharmaceutical products and services, as the stock had appreciated beyond the company's target.

STRATEGIC OUTLOOK

        In our view, many companies that depend on an economic recovery became attractively priced during the period. With this in mind, the Fund added Entercom Communications, an owner and operator of radio stations, and US Freightways, which provides services to the trucking industry. We expect that both of these companies should do well when the recovery takes place.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                            EXCLUDING SALES CHARGE
                                                                       ---------------------------------
                                                                        1-YEAR    5-YEAR   LIFE OF FUND
   Wells Fargo Small Cap Opportunities Fund - Institutional Class       (9.81)     2.19        13.46

   Benchmark

     Russell 2000 Index                                                 (9.30)     8.01         1.83

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.95

   Price to Earnings Ratio (trailing 12 months)       21.90x

   Price to Book Ratio                                 2.22x

   Median Market Cap. ($B)                             1.13

   Number of Holdings                                   101

   Portfolio Turnover                                    97%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Michaels Stores Incorporated                        2.02%

   Rent-A-Center Incorporated                          1.93%

   Ruby Tuesday Incorporated                           1.76%

   Applebee's International Incorporated               1.67%

   Amphenol Corporation                                1.64%

   First Health Group Corporation                      1.62%

   Henry Schein Incorporated                           1.61%

   Hilb Rogal & Hamilton Company                       1.56%

   Charles River Labs                                  1.53%

   The JM Smucker Company                              1.51%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Consumer Discretionary                        31%
Industrials                                   15%
Information Technology                        15%
Health Care                                   12%
Cash                                          12%
Financial Services                             6%
Energy                                         4%
Consumer Staples                               3%
Materials                                      2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                 RUSSELL 2000 INDEX    WELLS FARGO SMALL CAP OPPORTUNITIES FUND - CLASS I
 7/31/93                $    10,000                                          $     10,000
 8/31/93                $    10,200                                          $     10,350
 9/30/93                $     9,952                                          $     10,820
10/31/93                $     9,482                                          $     10,990
11/30/93                $     9,509                                          $     10,710
12/31/93                $    10,567                                          $     11,202
 1/31/94                $    11,021                                          $     11,656
 2/28/94                $    11,533                                          $     11,807
 3/31/94                $    11,797                                          $     11,222
 4/30/94                $    12,661                                          $     11,384
 5/31/94                $    12,105                                          $     11,343
 6/30/94                $    12,026                                          $     11,142
 7/31/94                $    12,237                                          $     11,273
 8/31/94                $    12,043                                          $     11,918
 9/30/94                $    12,933                                          $     11,666
10/31/94                $    13,466                                          $     11,897
11/30/94                $    12,922                                          $     11,384
12/31/94                $    13,269                                          $     11,701
 1/31/95                $    13,101                                          $     11,753
 2/28/95                $    13,646                                          $     12,380
 3/31/95                $    13,880                                          $     12,756
 4/28/95                $    14,188                                          $     13,090
 5/31/95                $    14,432                                          $     13,383
 6/30/95                $    15,181                                          $     13,957
 7/31/95                $    16,055                                          $     15,117
 8/31/95                $    16,388                                          $     15,681
 9/29/95                $    16,681                                          $     16,224
10/31/95                $    15,935                                          $     15,817
11/30/95                $    16,605                                          $     16,684
12/29/95                $    17,043                                          $     17,444
 1/31/96                $    17,024                                          $     17,360
 2/29/96                $    17,555                                          $     17,835
 3/31/96                $    17,914                                          $     18,785
 4/30/96                $    18,872                                          $     19,973
 5/31/96                $    19,615                                          $     21,160
 6/30/96                $    18,809                                          $     20,460
 7/31/96                $    17,167                                          $     18,916
 8/31/96                $    18,165                                          $     19,498
 9/30/96                $    18,875                                          $     20,614
10/31/96                $    18,584                                          $     20,472
11/30/96                $    19,350                                          $     21,148
12/31/96                $    19,857                                          $     21,391
 1/31/97                $    20,254                                          $     21,831
 2/28/97                $    19,762                                          $     21,831
 3/31/97                $    18,829                                          $     21,022
 4/30/97                $    18,882                                          $     21,094
 5/31/97                $    20,983                                          $     23,577
 6/30/97                $    21,883                                          $     24,944
 7/31/97                $    22,901                                          $     26,144
 8/31/97                $    23,426                                          $     26,715
 9/30/97                $    25,140                                          $     28,545
10/31/97                $    24,037                                          $     27,238
11/30/97                $    23,880                                          $     27,036
12/31/97                $    24,298                                          $     27,256
 1/31/98                $    23,914                                          $     26,695
 2/28/98                $    25,682                                          $     28,498
 3/31/98                $    26,740                                          $     30,264
 4/30/98                $    26,887                                          $     30,300
 5/31/98                $    25,438                                          $     28,754
 6/30/98                $    25,491                                          $     28,790
 7/31/98                $    23,426                                          $     26,805
 8/31/98                $    18,877                                          $     21,544
 9/30/98                $    20,355                                          $     22,092
10/31/98                $    21,185                                          $     22,908
11/30/98                $    22,296                                          $     24,284
12/31/98                $    23,676                                          $     24,704
 1/31/99                $    23,990                                          $     24,216
 2/28/99                $    22,047                                          $     22,655
 3/31/99                $    22,391                                          $     22,667
 4/30/99                $    24,397                                          $     24,179
 5/29/99                $    24,754                                          $     25,009
 6/30/99                $    25,873                                          $     26,655
 7/31/99                $    25,164                                          $     26,264
 8/31/99                $    24,233                                          $     24,911
 9/30/99                $    24,237                                          $     24,996
10/31/99                $    24,337                                          $     25,070
11/30/99                $    25,790                                          $     26,472
12/31/99                $    28,709                                          $     28,118
 1/31/00                $    28,247                                          $     27,886
 2/29/00                $    32,910                                          $     30,020
 3/31/00                $    30,742                                          $     33,300
 4/30/00                $    28,891                                          $     33,312
 5/31/00                $    27,207                                          $     31,971
 6/30/00                $    29,579                                          $     33,971
 7/31/00                $    28,627                                          $     33,629
 8/31/00                $    30,811                                          $     37,092
 9/30/00                $    29,905                                          $     36,543
10/31/00                $    28,571                                          $     35,275
11/30/00                $    25,637                                          $     33,239
12/31/00                $    27,839                                          $     36,809
 1/31/00                $    29,290                                          $     37,488
 2/28/00                $    27,359                                          $     36,209
 3/31/00                $    26,022                                          $     34,944
 4/30/01                $    28,056                                          $     37,488
 5/31/01                $    28,747                                          $     38,979
 6/30/01                $    29,764                                          $     39,832
 7/31/01                $    28,154                                          $     39,446
 8/31/01                $    27,245                                          $     38,593
 9/30/01                $    23,577                                          $     35,277
10/31/01                $    24,957                                          $     36,556
11/30/01                $    26,888                                          $     38,966
12/31/01                $    28,547                                          $     41,572
 1/31/02                $    28,251                                          $     40,998
 2/28/02                $    27,476                                          $     40,199
 3/31/02                $    29,686                                          $     42,623
 4/30/02                $    29,956                                          $     42,357
 5/31/02                $    28,626                                          $     41,474
 6/30/02                $    27,206                                          $     38,531
 7/31/02                $    23,098                                          $     34,087
 8/31/02                $    23,040                                          $     34,368
 9/30/02                $    21,386                                          $     31,817

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Peregrine Capital Management, Inc.

FUND MANAGERS
     Robert Mersky, CFA
     Paul von Kuster, CFA

INCEPTION DATE
     12/31/82

PERFORMANCE HIGHLIGHTS

        The Fund's Institutional Class shares returned (20.16)%(1) for the 12-month period ended September 30, 2002, underperforming the Russell 2000 Index(2), which returned (9.30)%.

        The Fund's underperformance can be attributed to a number of factors including a below-market position in financial services, one of the best performing sectors, and poor performance for the health care sector, particularly biotechnology stocks. On the positive side, strong stock selection in automotive suppliers and transportation, and an underweight position in technology, aided relative Fund performance.

        Several of the Fund's individual stock holdings stood out during the period. On the positive side, AGCO, a manufacturer of agricultural equipment, performed well as management executed a strategy that created significant near-term earnings growth. Pioneer Natural Resources, an energy production company, also performed well as investors became more aware of their production potential.

        However, technology stocks, both electronics and health care issues, were the Fund's worst performing holdings. Most electronics companies, regardless of their industry position, suffered fundamental disappointments during the 12-month period under the weight of the industry-wide slowdown. Health care technology holdings were pressured by negative investor sentiment in the wake of a slowdown in the FDA approval process and other disappointments related to specific companies.

STRATEGIC OUTLOOK

        We believe that the most significant factor likely to affect Fund performance going forward is the overall investment environment for growth stocks. At the end of the period, it was our view that growth stock valuations were far more attractive, but the economic situation has put tremendous pressure on earnings growth, creating an adverse backdrop for small, rapidly growing companies. As the economy and earnings improve, attractive small cap valuations may be a catalyst for creating the potential for opportunities for our bottom-up investment style.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                              EXCLUDING SALES CHARGE
                                                                         --------------------------------
                                                                          1-YEAR       5-YEAR    10-YEAR
   Wells Fargo Small Company Growth Fund - Institutional Class            (20.16)      (6.85)      8.29

   Benchmark

     Russell 2000 Index                                                    (9.30)      (3.19)      8.01

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                                1.2

   Price to Earnings Ratio (trailing 12 months)          21x

   Price to Book Ratio                                  1.7x

   Median Market Cap ($B)                              0.98

   Portfolio Turnover                                   169%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Lincare Holdings Incorporated                       1.68%

   Hunt (JB) Transport Services                        1.67%

   Caremark Rx Incorporated                            1.61%

   IPC Holdings Limited                                1.56%

   CNF Incorporated                                    1.55%

   Pioneer Natural Resources                           1.47%

   Agco Corporation                                    1.45%

   Omnicare Incorporated                               1.39%

   Penn National Gaming Incorporated                   1.38%

   Pixar Incorporated                                  1.38%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Health Care                    18%
Information Technology         17%
Consumer Discretionary         16%
Industrials                    15%
Financial Services             13%
Basic Materials                 8%
Energy                          5%
Cash                            5%
Consumer Staples                3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO SMALL COMPANY GROWTH FUND - CLASS I        RUSSELL 2000 INDEX
 9/30/92                                       $    10,000                       $      10,000
10/31/92                                       $    10,537                       $      10,204
11/30/92                                       $    11,725                       $      10,750
12/31/92                                       $    12,293                       $      11,173
 1/31/93                                       $    12,683                       $      10,714
 2/28/93                                       $    11,754                       $       9,779
 3/31/93                                       $    12,344                       $      10,347
 4/30/93                                       $    12,198                       $      10,752
 5/31/93                                       $    12,998                       $      10,586
 6/30/93                                       $    13,029                       $      11,022
 7/31/93                                       $    13,054                       $      11,311
 8/31/93                                       $    14,083                       $      11,537
 9/30/93                                       $    14,666                       $      11,257
10/31/93                                       $    14,700                       $      10,725
11/30/93                                       $    14,281                       $      10,756
12/31/93                                       $    15,014                       $      11,953
 1/31/94                                       $    15,189                       $      12,465
 2/28/94                                       $    15,076                       $      13,045
 3/31/94                                       $    14,069                       $      13,344
 4/30/94                                       $    14,286                       $      14,321
 5/31/94                                       $    13,847                       $      13,692
 6/30/94                                       $    13,220                       $      13,603
 7/31/94                                       $    13,635                       $      13,841
 8/31/94                                       $    14,539                       $      13,622
 9/30/94                                       $    14,452                       $      14,629
10/31/94                                       $    14,468                       $      15,232
11/30/94                                       $    13,826                       $      14,616
12/31/94                                       $    14,498                       $      15,008
 1/31/95                                       $    14,472                       $      14,819
 2/28/95                                       $    15,302                       $      15,435
 3/31/95                                       $    15,733                       $      15,699
 4/28/95                                       $    15,974                       $      16,048
 5/31/95                                       $    16,131                       $      16,324
 6/30/95                                       $    17,418                       $      17,171
 7/31/95                                       $    19,148                       $      18,160
 8/31/95                                       $    19,867                       $      18,536
 9/29/95                                       $    20,304                       $      18,868
10/31/95                                       $    19,586                       $      18,024
11/30/95                                       $    20,167                       $      18,781
12/29/95                                       $    20,223                       $      19,277
 1/31/96                                       $    20,252                       $      19,256
 2/29/96                                       $    20,922                       $      19,857
 3/31/96                                       $    21,376                       $      20,262
 4/30/96                                       $    23,062                       $      21,346
 5/31/96                                       $    23,783                       $      22,187
 6/30/96                                       $    22,356                       $      21,275
 7/31/96                                       $    20,857                       $      19,418
 8/31/96                                       $    22,493                       $      20,546
 9/30/96                                       $    23,379                       $      21,349
10/31/96                                       $    22,868                       $      21,020
11/30/96                                       $    23,711                       $      21,887
12/31/96                                       $    24,230                       $      22,460
 1/31/97                                       $    25,063                       $      22,909
 2/28/97                                       $    24,052                       $      22,352
 3/31/97                                       $    22,936                       $      21,297
 4/30/97                                       $    22,750                       $      21,357
 5/31/97                                       $    25,127                       $      23,734
 6/30/97                                       $    26,930                       $      24,752
 7/31/97                                       $    28,976                       $      25,903
 8/31/97                                       $    29,445                       $      26,496
 9/30/97                                       $    31,633                       $      28,436
10/31/97                                       $    30,840                       $      27,188
11/30/97                                       $    30,014                       $      27,011
12/31/97                                       $    29,600                       $      27,484
 1/31/98                                       $    29,409                       $      27,049
 2/28/98                                       $    31,618                       $      29,048
 3/31/98                                       $    33,242                       $      30,245
 4/30/98                                       $    33,443                       $      30,411
 5/31/98                                       $    30,750                       $      28,772
 6/30/98                                       $    30,130                       $      28,833
 7/31/98                                       $    28,277                       $      26,497
 8/31/98                                       $    21,075                       $      21,352
 9/30/98                                       $    22,709                       $      23,023
10/31/98                                       $    24,297                       $      23,963
11/30/98                                       $    25,703                       $      25,218
12/31/98                                       $    26,905                       $      26,779
 1/31/99                                       $    27,725                       $      27,136
 2/28/99                                       $    24,734                       $      24,938
 3/31/99                                       $    24,574                       $      25,327
 4/30/99                                       $    26,355                       $      27,596
 5/29/99                                       $    27,455                       $      27,999
 6/30/99                                       $    29,196                       $      29,264
 7/31/99                                       $    29,166                       $      28,462
 8/31/99                                       $    27,375                       $      27,409
 9/30/99                                       $    27,045                       $      27,415
10/31/99                                       $    27,275                       $      27,527
11/30/99                                       $    29,476                       $      29,171
12/31/99                                       $    32,048                       $      32,473
 1/31/00                                       $    31,728                       $      31,950
 2/29/00                                       $    37,371                       $      37,225
 3/31/00                                       $    37,681                       $      34,772
 4/30/00                                       $    36,480                       $      32,678
 5/31/00                                       $    34,709                       $      30,773
 6/30/00                                       $    37,051                       $      33,457
 7/31/00                                       $    34,619                       $      32,379
 8/31/00                                       $    37,641                       $      34,850
 9/30/00                                       $    36,240                       $      33,825
10/31/00                                       $    35,390                       $      32,317
11/30/00                                       $    30,397                       $      28,998
12/31/00                                       $    32,799                       $      31,489
 1/31/00                                       $    34,410                       $      33,129
 2/28/00                                       $    32,543                       $      30,946
 3/31/00                                       $    29,858                       $      29,433
 4/30/01                                       $    32,607                       $      31,734
 5/31/01                                       $    34,142                       $      32,515
 6/30/01                                       $    35,280                       $      33,666
 7/31/01                                       $    34,308                       $      31,845
 8/31/01                                       $    33,310                       $      30,816
 9/30/01                                       $    27,786                       $      26,668
10/31/01                                       $    29,525                       $      28,228
11/30/01                                       $    31,546                       $      30,413
12/31/01                                       $    33,004                       $      32,290
 1/31/02                                       $    32,045                       $      31,954
 2/28/02                                       $    30,229                       $      31,078
 3/31/02                                       $    32,607                       $      33,577
 4/30/02                                       $    31,546                       $      33,883
 5/31/02                                       $    30,433                       $      32,378
 6/30/02                                       $    28,656                       $      30,772
 7/31/02                                       $    23,963                       $      26,126
 8/31/02                                       $    24,180                       $      26,060
 9/30/02                                       $    22,186                       $      24,189

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Small Company Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Peregrine Capital Management, Inc.

FUND MANAGERS
     Tasso H. Coin, Jr., CFA
     Douglas G. Pugh, CFA

INCEPTION DATE
     06/01/97(1)

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (0.80)%(1), excluding sales charges, for the 12-month period ended September 30, 2002, outperforming the Russell 2000 Index(2), which returned (9.30)% during the same period.

        The energy and retailing sectors provided strong returns during much of 2002 when it appeared that the economic recovery was on track. However, these sectors declined during the third quarter of 2002 when the economy weakened. Technology stocks in the portfolio were among the poorest performers, generating increasingly attractive valuations as the fiscal year came to an end.

        Two health care stocks held by he Fund were among its best performers during the period. Shares of Sierra Health Services, an HMO in the rapidly growing Las Vegas metropolitan area, performed well after the company returned to profitability in early 2002. AmeriGroup, an HMO that has been very successful in partnering with states to reduce the cost of their Medicaid programs, also posted strong returns for the period.

        On the other hand, another Fund holding, Beverly Enterprises, which owns and operates a national chain of nursing homes, saw its shares decline due to pending litigation. Another poor performer for the Fund, Kulicke & Soffa Industries, which designs, manufactures and markets capital equipment for the semiconductor industry, saw its stock hit hard as capital spending in the technology area continued to be weak. However, we held the stock because we believed it was a good company with a strong product lineup.

STRATEGIC OUTLOOK

        Going forward, the Fund's strategy will remain the same: a bottom-up driven, small-cap value style with holdings representing all major sectors of the stock market. As of September 30, 2002, small cap stocks appeared significantly undervalued. In particular, stock prices in the energy, health care, retail and technology sectors were attractive. We believe that a modest increase in economic growth could have a positive influence on the performance of the Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                   INCLUDING SALES CHARGES             EXCLUDING SALES CHARGE
                                                             ---------------------------------   ----------------------------------
                                                              1-YEAR    5-YEAR   LIFE OF FUND     1-YEAR    5-YEAR    LIFE OF FUND
   Wells Fargo Small Company Value Fund - Class A             (6.51)     1.18        5.15         (0.80)     2.38         6.33

   Wells Fargo Small Company Value Fund - Class B             (6.55)     1.22        5.37         (1.64)     1.60         5.51

   Wells Fargo Small Company Value Fund - Class C             (3.64)     1.35        5.26         (1.68)     1.55         5.46

   Wells Fargo Small Company Value Fund -
     Institutional Class                                                                          (0.63)     2.54         6.49

   Benchmark

     Russell 2000 Index                                                                           (9.30)    (3.19)        0.35

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                               0.90

   Price to Earnings Ratio (trailing 12 months)        13.1x

   Price to Book Ratio                                  1.2x

   Median Market Cap ($B)                               0.5

   Portfolio Turnover                                    98%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   AMERIGROUP Corporation                              3.26%

   Energen Corporation                                 1.81%

   Dollar Thrifty Automotive                           1.81%

   Harman International Industries                     1.76%

   Harleysville Group Incorporated                     1.76%

   Glenborough Realty Trust                            1.65%

   Federal Agricultural Mortgage Corporation           1.64%

   Emmis Communications Corporation                    1.63%

   PacifiCare Health Systems                           1.61%

   National-Oilwell Incorporated                       1.51%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Financial Services             21%
Consumer Discretionary         14%
Industrials                    14%
Information Technology         12%
Basic Materials                10%
Health Care                     9%
Energy                          7%
Utilities                       5%
Consumer Staples                4%
Cash                            4%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO SMALL COMPANY VALUE - CLASS A    RUSSELL 2000 INDEX   WELLS FARGO SMALL COMPANY VALUE - CLASS I
  6/1/97                               $       9,425           $    10,000                                 $    10,000
 6/30/97                               $      10,112           $    10,429                                 $    10,730
 7/31/97                               $      10,667           $    10,914                                 $    11,320
 8/31/97                               $      10,847           $    11,164                                 $    11,512
 9/30/97                               $      11,620           $    11,981                                 $    12,334
10/31/97                               $      11,249           $    11,455                                 $    11,942
11/30/97                               $      11,370           $    11,381                                 $    12,072
12/31/97                               $      11,783           $    11,580                                 $    12,512
 1/31/98                               $      11,621           $    11,397                                 $    12,342
 2/28/98                               $      12,409           $    12,239                                 $    13,181
 3/31/98                               $      12,921           $    12,743                                 $    13,726
 4/30/98                               $      13,115           $    12,813                                 $    13,934
 5/31/98                               $      12,502           $    12,123                                 $    13,284
 6/30/98                               $      12,392           $    12,148                                 $    13,169
 7/31/98                               $      11,672           $    11,164                                 $    12,406
 8/31/98                               $       9,584           $     8,996                                 $    10,188
 9/30/98                               $       9,995           $     9,701                                 $    10,626
10/31/98                               $      10,137           $    10,096                                 $    10,778
11/30/98                               $      10,473           $    10,625                                 $    11,137
12/31/98                               $      10,671           $    11,283                                 $    11,349
 1/31/99                               $      10,435           $    11,433                                 $    11,100
 2/28/99                               $       9,807           $    10,507                                 $    10,433
 3/31/99                               $       9,674           $    10,671                                 $    10,293
 4/30/99                               $      10,487           $    11,627                                 $    11,159
 5/31/99                               $      11,049           $    11,797                                 $    11,759
 6/30/99                               $      11,327           $    12,330                                 $    12,056
 7/31/99                               $      11,186           $    11,992                                 $    11,907
 8/31/99                               $      10,925           $    11,548                                 $    11,631
 9/30/99                               $      10,567           $    11,551                                 $    11,251
10/31/99                               $      10,453           $    11,598                                 $    11,132
11/30/99                               $      10,345           $    12,291                                 $    11,018
12/31/99                               $      10,718           $    13,682                                 $    11,416
 1/31/00                               $       9,945           $    13,462                                 $    10,595
 2/29/00                               $       9,906           $    15,684                                 $    10,555
 3/31/00                               $      10,787           $    14,651                                 $    11,494
 4/30/00                               $      10,867           $    13,769                                 $    11,581
 5/31/00                               $      10,965           $    12,966                                 $    11,687
 6/30/00                               $      10,927           $    14,096                                 $    11,648
 7/31/00                               $      11,216           $    13,643                                 $    11,957
 8/31/00                               $      12,139           $    14,683                                 $    12,943
 9/30/00                               $      11,978           $    14,252                                 $    12,773
10/31/00                               $      11,961           $    13,616                                 $    12,757
11/30/00                               $      11,910           $    12,218                                 $    12,704
12/31/00                               $      13,558           $    13,267                                 $    14,464
 1/31/01                               $      13,805           $    13,959                                 $    14,729
 2/28/01                               $      13,804           $    13,039                                 $    14,730
 3/31/01                               $      13,610           $    12,401                                 $    14,524
 4/30/01                               $      14,163           $    13,371                                 $    15,117
 5/31/01                               $      14,826           $    13,700                                 $    15,826
 6/30/01                               $      15,408           $    14,185                                 $    16,450
 7/31/01                               $      15,093           $    13,417                                 $    16,117
 8/31/01                               $      15,178           $    12,984                                 $    16,209
 9/30/01                               $      13,177           $    11,236                                 $    14,074
10/31/01                               $      13,534           $    11,894                                 $    14,458
11/30/01                               $      14,661           $    12,814                                 $    15,664
12/31/01                               $      15,307           $    13,605                                 $    16,356
 1/31/02                               $      15,506           $    13,463                                 $    16,570
 2/28/02                               $      16,343           $    13,094                                 $    17,465
 3/31/02                               $      17,894           $    14,147                                 $    19,139
 4/30/02                               $      18,343           $    14,276                                 $    19,603
 5/31/02                               $      17,956           $    13,642                                 $    19,205
 6/30/02                               $      17,413           $    12,965                                 $    18,608
 7/31/02                               $      14,358           $    11,008                                 $    15,344
 8/31/02                               $      14,048           $    10,980                                 $    15,029
 9/30/02                               $      13,071           $    10,192                                 $    13,985

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Wells Fargo Small Company Value Fund Class A and Class B shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Core Portfolio, a core portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Core Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Portfolio securities allocable to the Fund divided by the total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Specialized Health Sciences Fund (the Fund) seeks long-term capital appreciation.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Dresdner RCM Global Investors LLC

FUND MANAGER
     Michael Dauchot, M.D.

INCEPTION DATE
     04/02/01

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (19.48)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned (20.47)%. The Fund distributed no dividend income and no capital gains during the period.

        The health care sector showed increasing strength toward the end of the period, as investors sought defensive areas of the market where performance was unrelated to the condition of the economy. Even large-cap pharmaceutical stocks began to show some life, shrugging off earnings worries, a shortage of new products to replace expired patents and increasing competition. The pharmaceutical sector was relatively strong during the third quarter 2002 for two primary reasons. First, the announced merger of Pfizer and Pharmacia boosted Pharmacia's stock price, making it the Fund's top performer for the quarter as investors projected increased cost efficiencies and greater marketing power for the combined company. Second, the Food & Drug Administration announced the selection of a new leader, which could speed the drug approval process.

        It was also a relatively good period for medical technology, biotechnology and health care services companies. Examples of the Fund's strong performers in medical technology included Medtronic (cardiovascular products) and Stryker (orthopedics). In biotechnology, the bellwether companies such as Amgen and Genentech, also Fund holdings, provided strong performance toward the end of the fiscal year. In health care services, Cardinal Health, which offers efficiency-enhancing products and services to health care providers and manufacturers, also boosted the Fund's results.

STRATEGIC OUTLOOK

        We continued to favor health care companies, particularly medical technology concerns, where new products may offer the prospect of strong revenue and earnings growth. In our view, biotechnology companies remain attractive, primarily because their share prices are at deep discounts to normal levels. However, traditional pharmaceutical companies will continue to face an increasingly competitive marketplace, particularly as patents expire.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                      INCLUDING SALES CHARGES          EXCLUDING SALES CHARGES
                                                                     -------------------------        -------------------------
                                                                     1-YEAR       LIFE OF FUND        1-YEAR       LIFE OF FUND
   Wells Fargo Specialized Health Science Fund - Class A             (24.11)        (18.43)          (19.48)          (15.15)

   Wells Fargo Specialized Health Science Fund - Class B             (24.08)        (18.06)          (20.08)          (15.81)

   Wells Fargo Specialized Health Science Fund - Class C             (21.57)        (16.29)          (19.98)          (15.73)

   Benchmark

     S&P 500 Index                                                                                   (20.47)          (19.79)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                                0.8

   Price to Earnings Ratio (trailing 12 months)          33x

   Price to Book Ratio                                  6.3x

   Median Market Cap. ($B)                              6.3

   Number of Holdings                                    49

   Portfolio Turnover                                   138%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Pfizer, Incorporated                                6.05%

   Medtronic, Incorporated                             4.93%

   Pharmacia Corporation                               4.62%

   Johnson & Johnson                                   4.59%

   Amgen, Incorporated                                 4.38%

   Wyeth                                               4.31%

   Cardinal Health, Incorporaed                        3.98%

   HCA, Incorporated                                   3.26%

   AmerisourceBergen Corporation                       3.15%

   Gilead Sciences, Incorporated                       3.07%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Health Care                          94%
Cash                                  6%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

           WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND - CLASS A      S&P 500 Index
 3/31/01                                              $     9,425         $   10,000
 4/30/01                                              $     9,991         $   10,777
 5/31/01                                              $    10,481         $   10,849
 6/30/01                                              $    10,283         $   10,586
 7/31/01                                              $     9,943         $   10,482
 8/31/01                                              $     9,670         $    9,826
 9/30/01                                              $     9,142         $    9,032
10/31/01                                              $     9,500         $    9,204
11/30/01                                              $     9,925         $    9,910
12/31/01                                              $    10,028         $    9,997
 1/31/02                                              $     9,538         $    9,851
 2/28/02                                              $     9,406         $    9,661
 3/31/02                                              $     9,614         $   10,025
 4/30/02                                              $     8,973         $    9,417
 5/31/02                                              $     8,671         $    9,347
 6/30/02                                              $     7,983         $    8,682
 7/31/02                                              $     7,559         $    8,006
 8/31/02                                              $     7,597         $    8,058
 9/30/02                                              $     7,361         $    7,183

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER
     Wells Fargo Funds Management, LLC

SUB-ADVISER
     Dresdner RCM Global Investors LLC

FUND MANAGERS
     Huachen Chen, CFA
     Walter Price, Jr., CFA

INCEPTION DATE
     09/18/00

PERFORMANCE HIGHLIGHTS

        The Fund's Class A shares returned (26.16)%(1) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned (20.47)%. The Fund distributed no dividend income and no capital gains during the period.

        The technology sector continued to lag the broader market averages during the fiscal period as the business climate worsened, dimming the prospects for a revival of capital spending. The Fund was especially affected by investments in storage and semiconductor stocks, as investors became increasingly concerned about the durability of the economic recovery.

        On the plus side, the Fund's relative performance was boosted by holdings in technology stocks related to computer security. For example, Symantec, which provides a broad range of network security software solutions such as anti-virus products to individuals and businesses, performed relatively well during the period. In a challenging time for software companies, Symantec's business continues to grow as the government promotes the use of Symantec's products to prevent the spread of viruses through computer networks.

        We also began to add Internet stocks to the Fund, since the growth of these companies continued despite the cyclical concerns of the economy. One of these additions, Yahoo Japan, a leader in Internet auctions, broadband access, and Internet advertising, is growing its earnings despite a very weak Japanese economy.

STRATEGIC OUTLOOK

        In our view, technology stocks appear much more reasonably priced today than at any time in the past several years. Moreover, we do not believe that rising interest rates pose a substantial threat to the market, amid sluggish economic growth and subdued inflation. Pessimism over the earnings outlook has been the main obstacle to a sustained rally in stocks. However, aggressive cost cutting has lifted profit margins, boosting earnings growth potential as the pace of economic activity improves and pricing power is slowly restored.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                                                   INCLUDING SALES CHARGES      EXCLUDING SALES CHARGES
                                                                 ---------------------------   -------------------------
                                                                   1-YEAR     LIFE OF FUND      1-YEAR     LIFE OF FUND
   Wells Fargo Specialized Technology Fund - Class A               (30.31)       (53.57)        (26.16)       (52.20)

   Wells Fargo Specialized Technology Fund - Class B               (30.65)       (53.33)        (27.00)       (52.62)

   Wells Fargo Specialized Technology Fund - Class C               (28.45)       (52.86)        (27.00)       (52.62)

   Benchmark

     S&P 500 Index                                                                              (20.47)       (23.06)

   CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

   Beta*                                                1.3

   Price to Earnings Ratio (trailing 12 Months)        24.9x

   Price to Book Ratio                                  5.9x

   Median Market Cap. ($B)                              3.5

   Number of Holdings                                    81

   Portfolio Turnover                                   388%

*  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

   Goldman Sachs & Company                             9.42%

   Microsoft Corporation                               7.09%

   Affiliated Computer Services                        4.99%

   EBay, Incorporated                                  4.04%

   Yahoo Japan Corporation                             3.82%

   UTStarcom, Incorporated                             3.33%

   Overture Services, Incorporated                     3.03%

   Intuit, Incorporated                                2.92%

   Cisco Systems, Incorporated                         2.75%

   Expedia, Incorporated                               2.68%

[CHART]

   SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

Information Technology               59%
Cash                                 21%
Industrials                          12%
Consumer Discretionary                6%
Health Care                           2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

          WELLS FARGO SPECIALIZED TECHNOLOGY FUND - CLASS A     S&P 500 INDEX
 9/18/00                                         $    9,425        $   10,000
 9/30/00                                         $    9,529        $    9,472
10/31/00                                         $    8,426        $    9,432
11/30/00                                         $    6,909        $    8,689
12/31/00                                         $    6,437        $    8,652
 1/31/01                                         $    6,795        $    8,960
 2/28/01                                         $    5,014        $    8,143
 3/31/01                                         $    4,326        $    7,626
 4/30/01                                         $    4,637        $    8,219
 5/31/01                                         $    4,373        $    8,274
 6/30/01                                         $    4,232        $    8,073
 7/31/01                                         $    3,827        $    7,994
 8/31/01                                         $    3,327        $    7,493
 9/30/01                                         $    2,846        $    6,888
10/31/01                                         $    3,261        $    7,019
11/30/01                                         $    3,789        $    7,558
12/31/01                                         $    3,968        $    7,624
 1/31/02                                         $    3,817        $    7,513
 2/28/02                                         $    3,252        $    7,368
 3/31/02                                         $    3,582        $    7,645
 4/30/02                                         $    3,167        $    7,182
 5/31/02                                         $    2,950        $    7,129
 6/30/02                                         $    2,686        $    6,621
 7/31/02                                         $    2,432        $    6,105
 8/31/02                                         $    2,375        $    6,145
 9/30/02                                         $    2,102        $    5,478

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002

  DIVERSIFIED EQUTIY FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                            VALUE
      N/A  Wells Fargo Disciplined Growth Portfolio                                 $    29,775,924
      N/A  Wells Fargo Income Equity Portfolio                                          291,892,490
      N/A  Wells Fargo Index Portfolio                                                  294,169,419
      N/A  Wells Fargo International Equity Portfolio                                   171,330,058
      N/A  Wells Fargo Large Cap Appreciation Portfolio                                  29,834,317
      N/A  Wells Fargo Large Company Growth Portfolio                                   233,410,288
      N/A  Wells Fargo Small Cap Index Portfolio                                         30,107,261
      N/A  Wells Fargo Small Cap Value Portfolio                                         30,275,661
      N/A  Wells Fargo Small Company Growth Portfolio                                    29,685,093
      N/A  Wells Fargo Small Company Value Portfolio                                     29,539,077

TOTAL INVESTMENTS IN CORE PORTFOLIO - (COST $1,129,961,223)                           1,170,019,588
                                                                                    ---------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,129,961,223)                                                 100.46%       $ 1,170,019,588
Other Assets and Liabilities, Net                                      (0.46)            (5,380,906)
                                                                      ------        ---------------
TOTAL NET ASSETS                                                      100.00%       $ 1,164,638,682
                                                                      ======        ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  DIVERSIFIED SMALL CAP FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                           VALUE
      N/A  Wells Fargo Small Cap Index Portfolio                                    $    48,212,737
      N/A  Wells Fargo Small Cap Value Portfolio                                         48,263,483
      N/A  Wells Fargo Small Company Growth Portfolio                                    47,948,630
      N/A  Wells Fargo Small Company Value Portfolio                                     48,370,741

TOTAL INVESTMENTS IN CORE PORTFOLIOS - (COST $211,895,176)                              192,795,591
                                                                                    ---------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $211,895,176)                                                    99.90%       $   192,795,591
Other Assets and Liabilities, Net                                       0.10                191,038
                                                                      ------        ---------------
TOTAL NET ASSETS                                                      100.00%       $   192,986,629
                                                                      ======        ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  EQUITY INCOME FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                          VALUE
      N/A  Wells Fargo Equity Income Portfolio                                      $ 1,126,017,219

TOTAL INVESTMENTS IN CORE PORTFOLIO - (COST $1,373,294,701)                           1,126,017,219
                                                                                    ---------------

TOTAL INVESTMENTS IN CORE PORTFOLIO
(COST $1,373,294,701)                                                 100.02%       $ 1,126,017,219
Other Assets and Liabilities, Net                                      (0.02)              (177,599)
                                                                      ------        ---------------
TOTAL NET ASSETS                                                      100.00%       $ 1,125,839,620
                                                                      ======        ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  EQUITY INDEX FUND

SHARES     SECURITY NAME                                                                        VALUE
COMMON STOCK - 95.59%

AMUSEMENT & RECREATION SERVICES - 0.07%
    4,595  Harrah's Entertainment Incorporated+                                              $    221,525
                                                                                             ------------

APPAREL & ACCESSORY STORES - 0.51%
   35,775  Gap Incorporated                                                                       388,159
   13,847  Kohl's Corporation+                                                                    842,036
   21,436  Limited Brands                                                                         307,392
    5,555  Nordstrom Incorporated                                                                  99,657

                                                                                                1,637,244
                                                                                             ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.14%
    5,299  Jones Apparel Group Incorporated+                                                      162,679
    4,387  Liz Claiborne Incorporated                                                             109,456
    4,499  V F Corporation                                                                        161,874

                                                                                                  434,009
                                                                                             ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
    4,337  Autozone Incorporated+                                                                 342,016
                                                                                             ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
    2,559  Ryder System Incorporated                                                               63,796
                                                                                             ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
    2,533  Centex Corporation                                                                     112,339
    2,049  KB Home                                                                                100,073
    2,517  Pulte Homes Incorporated                                                               107,300

                                                                                                  319,712
                                                                                             ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.24%
   96,907  Home Depot Incorporated                                                              2,529,273
   32,009  Lowe's Companies Incorporated                                                        1,325,173
    6,190  Sherwin-Williams Company                                                               146,579

                                                                                                4,001,025
                                                                                             ------------

BUSINESS SERVICES - 6.81%
    9,872  Adobe Systems Incorporated                                                             188,555
  183,572  AOL Time Warner Incorporated+                                                        2,147,792
    4,718  Autodesk Incorporated                                                                   59,777
   25,506  Automatic Data Processing Incorporated                                                 886,844
    9,916  BMC Software Incorporated+                                                             129,602
   42,782  Cendant Corporation+                                                                   460,334
    7,196  Citrix Systems Incorporated+                                                            43,392
   23,761  Computer Associates International Incorporated                                         228,106
    7,058  Computer Sciences Corporation+                                                         196,142
   15,461  Compuware Corporation+                                                                  47,156
   21,101  Concord EFS Incorporated+                                                              335,084
    7,123  Convergys Corporation+                                                                 107,059

                                       43

SHARES     SECURITY NAME                                                                         VALUE
    2,571  Deluxe Corporation                                                                $    115,849
   11,591  eBay Incorporated+                                                                     612,121
    5,727  Electronic Arts Incorporated+                                                          377,753
   19,755  Electronic Data Systems Corporation                                                    276,175
    5,914  Equifax Incorporated                                                                   128,570
   31,140  First Data Corporation                                                                 870,363
    7,907  Fiserv Incorporated+                                                                   222,029
   11,670  IMS Health Incorporated                                                                174,700
   15,783  Interpublic Group of Companies Incorporated                                            250,161
    8,704  Intuit Incorporated+                                                                   396,293
    3,457  Mercury Interactive Corporation+                                                        59,322
  222,735  Microsoft Corporation+                                                               9,731,292
    4,032  NCR Corporation+                                                                        79,834
   14,982  Novell Incorporated+                                                                    31,462
    7,732  Omnicom Group                                                                          430,518
  223,464  Oracle Corporation+                                                                  1,756,427
   10,743  Parametric Technology Corporation+                                                      19,337
   12,840  Peoplesoft Incorporated+                                                               158,831
    7,945  Rational Software Corporation+                                                          34,322
    7,203  Robert Half International Incorporated+                                                114,312
   19,656  Siebel Systems Incorporated+                                                           113,022
  133,517  Sun Microsystems Incorporated+                                                         345,809
   11,622  Sungard Data Systems Incorporated+                                                     226,048
    4,593  TMP Worldwide Incorporated+                                                             41,337
   13,292  Unisys Corporation+                                                                     93,044
   16,884  Veritas Software Corporation+                                                          248,364
   24,701  Yahoo! Incorporated+                                                                   236,389

                                                                                               21,973,527
                                                                                             ------------

CHEMICALS & ALLIED PRODUCTS - 12.60%
   64,255  Abbott Laboratories                                                                  2,595,902
    9,345  Air Products & Chemicals Incorporated                                                  392,583
    2,389  Alberto-Culver Company Class B                                                         117,133
   52,570  Amgen Incorporated+                                                                  2,192,169
    4,518  Avery Dennison Corporation                                                             257,436
    9,706  Avon Products Incorporated                                                             447,447
    6,109  Biogen Incorporated+                                                                   178,810
   79,669  Bristol-Myers Squibb Company                                                         1,896,122
    7,773  Chiron Corporation+                                                                    271,589
    9,474  Clorox Company                                                                         380,665
   22,316  Colgate-Palmolive Company                                                            1,203,948
   37,457  Dow Chemical Company                                                                 1,022,951
   40,854  E I du Pont de Nemours & Company                                                     1,473,604
    3,179  Eastman Chemical Company                                                               121,342
    5,320  Ecolab Incorporated                                                                    222,004
   46,208  Eli Lilly & Company                                                                  2,557,151
    7,393  Forest Laboratories Incorporated+                                                      606,300

                                       44

SHARES     SECURITY NAME                                                                         VALUE
    8,813  Genzyme Corporation+                                                              $    181,636
   43,504  Gillette Company                                                                     1,287,718
    2,064  Great Lakes Chemical Corporation                                                        49,577
    3,897  International Flavors & Fragrances Incorporated                                        124,119
   10,023  King Pharmaceuticals Incorporated+                                                     182,118
   10,310  MedImmune Incorporated+                                                                215,170
   92,524  Merck & Company Incorporated                                                         4,229,272
  254,577  Pfizer Incorporated                                                                  7,387,825
   53,065  Pharmacia Corporation                                                                2,063,167
    6,966  PPG Industries Incorporated                                                            311,380
    6,639  Praxair Incorporated                                                                   339,319
   53,452  Procter & Gamble Company                                                             4,777,540
    9,093  Rohm & Haas Company                                                                    281,883
   60,312  Schering-Plough Corporation                                                          1,285,852
    3,013  Sigma-Aldrich Corporation                                                              148,451
    4,395  Watson Pharmaceuticals Incorporated+                                                   107,721
   54,502  Wyeth                                                                                1,733,164

                                                                                               40,643,068
                                                                                             ------------

COMMUNICATIONS - 4.04%
   12,792  Alltel Corporation                                                                     513,343
  158,147  AT&T Corporation                                                                     1,899,345
  111,363  AT&T Wireless Services Incorporated+                                                   458,816
   14,886  Avaya Incorporated+                                                                     21,287
   76,982  BellSouth Corporation                                                                1,413,390
    5,835  CenturyTel Incorporated                                                                130,879
   25,189  Clear Channel Communications Incorporated+                                             875,318
   38,939  Comcast Corporation Class A+                                                           812,268
   37,456  Nextel Communications Incorporated Class A+                                            282,793
   68,970  Qwest Communications International Incorporated+                                       157,252
  136,759  SBC Communications Incorporated                                                      2,748,856
   36,720  Sprint Corporation (FON Group)                                                         334,886
   41,006  Sprint Corporation (PCS Group)+                                                         80,372
    9,423  Univision Communications Incorporated Class A+                                         214,844
  112,218  Verizon Communications Incorporated                                                  3,079,262

                                                                                               13,022,911
                                                                                             ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 10.06%
   14,751  AmSouth Bancorporation                                                                 305,936
   61,802  Bank of America Corporation                                                          3,942,968
   29,872  Bank of New York Company Incorporated                                                  858,521
   48,267  Bank One Corporation                                                                 1,805,186
   19,886  BB&T Corporation                                                                       696,805
    9,442  Charter One Financial Incorporated                                                     280,603
  208,153  Citigroup Incorporated                                                               6,171,735
    7,190  Comerica Incorporated                                                                  346,702
   23,872  Fifth Third Bancorp                                                                  1,461,683

                                       45

SHARES     SECURITY NAME                                                                         VALUE
    5,202  First Tennessee National Corporation                                              $    180,353
   43,092  FleetBoston Financial Corporation                                                      876,060
    6,357  Golden West Financial Corporation                                                      395,278
    9,895  Huntington Bancshares Incorporated                                                     179,990
   82,003  J P Morgan Chase & Company                                                           1,557,237
   17,543  KeyCorp                                                                                438,049
    8,647  Marshall & Ilsley Corporation                                                          241,165
   17,897  Mellon Financial Corporation                                                           464,069
   25,132  National City Corporation                                                              717,016
    6,721  North Fork Bancorporation Incorporated                                                 254,323
    9,117  Northern Trust Corporation                                                             343,893
   11,681  PNC Financial Services Group Incorporated                                              492,588
    9,097  Regions Financial Corporation                                                          297,199
   14,262  SouthTrust Corporation                                                                 345,854
   13,328  State Street Corporation                                                               514,994
   11,722  SunTrust Banks Incorporated                                                            720,669
   12,193  Synovus Financial Corporation                                                          251,420
    8,223  Union Planters Corporation                                                             225,804
   78,739  US Bancorp                                                                           1,462,971
   56,403  Wachovia Corporation                                                                 1,843,814
   39,789  Washington Mutual Incorporated                                                       1,252,160
   69,869  Wells Fargo & Company++                                                              3,364,890
    3,772  Zions Bancorporation                                                                   164,195

                                                                                               32,454,130
                                                                                             ------------

EATING & DRINKING PLACES - 0.49%
    7,046  Darden Restaurants Incorporated                                                        170,795
   52,451  McDonald's Corporation                                                                 926,285
    4,757  Wendy's International Incorporated                                                     157,504
   12,214  Yum! Brands Incorporated+                                                              338,450

                                                                                                1,593,034
                                                                                             ------------

EDUCATIONAL SERVICES - 0.10%
    7,136  Apollo Group Incorporated Class A+                                                     310,616
                                                                                             ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.01%
   22,322  AES Corporation+                                                                        56,028
    5,169  Allegheny Energy Incorporated                                                           67,714
    8,109  Allied Waste Industries Incorporated+                                                   59,601
    5,962  Ameren Corporation                                                                     248,317
   13,936  American Electric Power Company Incorporated                                           397,315
   15,493  Calpine Corporation+                                                                    38,268
    6,896  Cinergy Corporation                                                                    216,741
   11,608  Citizens Communications Company+                                                        78,702
    5,917  CMS Energy Corporation                                                                  47,691
    8,766  Consolidated Edison Incorporated                                                       352,569
    6,760  Constellation Energy Group Incorporated                                                167,580

                                       46

SHARES     SECURITY NAME                                                                         VALUE
   11,439  Dominion Resources Incorporated                                                   $    580,300
    6,888  DTE Energy Company                                                                     280,342
   36,510  Duke Energy Corporation                                                                713,770
   15,190  Dynegy Incorporated Class A                                                             17,620
   13,400  Edison International+                                                                  134,000
   24,054  El Paso Corporation                                                                    198,927
    9,214  Entergy Corporation                                                                    383,302
   13,244  Exelon Corporation                                                                     629,090
   12,242  FirstEnergy Corporation                                                                365,913
    7,491  FPL Group Incorporated                                                                 403,016
    5,816  KeySpan Corporation                                                                    194,836
    5,011  Kinder Morgan Incorporated                                                             177,640
   16,533  Mirant Corporation+                                                                     36,538
    1,810  Nicor Incorporated                                                                      51,042
    8,541  Nisource Incorporated                                                                  147,161
    1,458  Peoples Energy Corporation                                                              49,120
   16,171  PG&E Corporation+                                                                      182,085
    3,487  Pinnacle West Capital Corporation                                                       96,799
    6,662  PPL Corporation                                                                        216,781
    9,099  Progress Energy Incorporated                                                           371,876
    8,499  Public Service Enterprise Group Incorporated                                           259,220
   12,507  Reliant Energy Incorporated                                                            125,195
    8,424  Sempra Energy                                                                          165,532
   29,147  Southern Company                                                                       838,851
    6,419  TECO Energy Incorporated                                                               101,934
   11,449  TXU Corporation                                                                        477,538
   25,157  Waste Management Incorporated                                                          586,661
   21,244  Williams Companies Incorporated                                                         48,011
   16,371  Xcel Energy Incorporated                                                               152,414

                                                                                                9,716,040
                                                                                             ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.61%
   32,756  ADC Telecommunications Incorporated+                                                    37,669
   14,080  Advanced Micro Devices Incorporated+                                                    75,187
   15,709  Altera Corporation+                                                                    136,197
    8,063  American Power Conversion Corporation+                                                  77,082
   15,041  Analog Devices Incorporated+                                                           296,308
    4,034  Andrew Corporation+                                                                     26,423
   12,384  Applied Micro Circuits Corporation+                                                     35,418
   11,268  Broadcom Corporation Class A+                                                          120,342
   17,753  CIENA Corporation+                                                                      52,726
    7,692  Comverse Technology Incorporated+                                                       53,767
    3,834  Cooper Industries Limited Class A                                                      116,362
   17,318  Emerson Electric Company                                                               760,953
  409,214  General Electric Company                                                            10,087,149
  274,127  Intel Corporation                                                                    3,807,624
   56,001  JDS Uniphase Corporation+                                                              109,090

                                       47

SHARES     SECURITY NAME                                                                         VALUE
   13,055  Linear Technology Corporation                                                     $    270,500
   15,293  LSI Logic Corporation+                                                                  97,111
  141,184  Lucent Technologies Incorporated+                                                      107,300
   13,281  Maxim Integrated Products Incorporated+                                                328,838
    3,205  Maytag Corporation                                                                      74,292
   24,827  Micron Technology Incorporated+                                                        307,110
    7,959  Molex Incorporated                                                                     187,196
   94,558  Motorola Incorporated                                                                  962,600
    7,436  National Semiconductor Corporation+                                                     88,786
   13,840  Network Appliance Incorporated+                                                        101,447
    5,967  Novellus Systems Incorporated+                                                         124,173
    6,294  NVIDIA Corporation+                                                                     53,877
    6,879  PMC-Sierra Incorporated+                                                                26,691
    3,283  Power-One Incorporated+                                                                  9,783
    3,841  QLogic Corporation+                                                                    100,020
   31,963  Qualcomm Incorporated+                                                                 882,818
    7,524  Rockwell Collins Incorporated                                                          165,077
   21,577  Sanmina-SCI Corporation+                                                                59,768
    6,442  Scientific-Atlanta Incorporated                                                         80,589
   16,921  Tellabs Incorporated+                                                                   68,868
   71,305  Texas Instruments Incorporated                                                       1,053,175
    2,398  Thomas & Betts Corporation+                                                             33,788
    2,804  Whirlpool Corporation                                                                  128,591
   13,883  Xilinx Incorporated+                                                                   219,879

                                                                                               21,324,574
                                                                                             ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.38%
    3,318  Fluor Corporation                                                                       81,092
   17,947  Halliburton Company                                                                    231,696
   10,746  Monsanto Company                                                                       164,309
    6,392  Moody's Corporation                                                                    310,012
   15,460  Paychex Incorporated                                                                   375,987
    4,836  Quintiles Transnational Corporation+                                                    45,990

                                                                                                1,209,086
                                                                                             ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.89%
    2,334  Ball Corporation                                                                       117,610
    2,460  Crane Company                                                                           48,610
    6,173  Fortune Brands Incorporated                                                            291,921
   12,602  Illinois Tool Works Incorporated                                                       735,075
   18,710  Lockheed Martin Corporation                                                          1,209,976
   20,406  Masco Corporation                                                                      398,937
    2,400  Snap-On Incorporated                                                                    55,152

                                                                                                2,857,281
                                                                                             ------------

FOOD & KINDRED PRODUCTS - 4.51%
    1,489  Adolph Coors Company                                                                    83,831

                                       48

SHARES     SECURITY NAME                                                                         VALUE
   35,724  Anheuser-Busch Companies Incorporated                                             $  1,807,634
   26,797  Archer-Daniels-Midland Company                                                         335,230
   16,871  Campbell Soup Company                                                                  372,512
  102,097  Coca-Cola Company                                                                    4,896,571
   18,440  Coca-Cola Enterprises Incorporated                                                     391,666
   22,092  ConAgra Foods Incorporated                                                             548,986
   15,126  General Mills Incorporated                                                             671,897
   14,434  Heinz (H J) Company                                                                    481,663
    4,491  Hercules Incorporated+                                                                  41,362
    5,620  Hershey Foods Corporation                                                              348,721
   16,867  Kellogg Company                                                                        560,828
   11,726  Pepsi Bottling Group Incorporated                                                      274,388
   72,889  PepsiCo Incorporated                                                                 2,693,249
   32,266  Sara Lee Corporation                                                                   590,145
    9,271  WM Wrigley Jr Company                                                                  458,822

                                                                                               14,557,505
                                                                                             ------------

FOOD STORES - 0.39%
   16,741  Albertson's Incorporated                                                               404,463
   32,441  Kroger Company+                                                                        457,418
   15,972  Starbucks Corporation+                                                                 329,502
    5,782  Winn-Dixie Stores Incorporated                                                          75,860

                                                                                                1,267,243
                                                                                             ------------

FORESTRY - 0.12%
    9,005  Weyerhaeuser Company                                                                   394,149
                                                                                             ------------

FURNITURE & FIXTURES - 0.24%
    3,651  Johnson Controls Incorporated                                                          280,470
    8,052  Leggett & Platt Incorporated                                                           159,349
   10,989  Newell Rubbermaid Incorporated                                                         339,230

                                                                                                  779,049
                                                                                             ------------

GENERAL MERCHANDISE STORES - 3.78%
    4,770  Big Lots Incorporated+                                                                  75,509
    3,469  Dillard's Incorporated Class A                                                          70,004
   13,707  Dollar General Corporation                                                             183,948
    7,127  Family Dollar Stores Incorporated                                                      191,574
    8,287  Federated Department Stores Incorporated+                                              243,969
   10,995  J C Penney Company Incorporated                                                        175,040
   11,851  May Department Stores Company                                                          269,847
   12,995  Sears Roebuck & Company                                                                506,805
   37,314  Target Corporation                                                                   1,101,509
   22,200  TJX Companies Incorporated                                                             377,400
  182,945  Wal-Mart Stores Incorporated                                                         9,008,211

                                                                                               12,203,816
                                                                                             ------------

                                       49

SHARES     SECURITY NAME                                                                         VALUE
HEALTH SERVICES - 0.73%
   21,321  HCA Incorporated                                                                  $  1,015,093
    9,804  Health Management Associates Incorporated Class A+                                     198,237
   16,303  HEALTHSOUTH Corporation+                                                                67,657
    4,044  Manor Care Incorporated+                                                                90,909
   20,104  Tenet Healthcare Corporation+                                                          995,148

                                                                                                2,367,044
                                                                                             ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
    2,604  McDermott International Incorporated+                                                   15,963
                                                                                             ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
    7,603  Plum Creek Timber Company Incorporated                                                 171,904
                                                                                             ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.30%
   12,013  Bed Bath & Beyond Incorporated+                                                        391,263
   13,218  Best Buy Company Incorporated+                                                         294,894
    8,636  Circuit City Stores-Circuit City Group                                                 130,835
    7,055  RadioShack Corporation+                                                                141,523

                                                                                                  958,515
                                                                                             ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.20%
   15,466  Hilton Hotels Corporation                                                              176,003
    9,945  Marriott International Incorporated Class A                                            288,306
    8,202  Starwood Hotels & Resorts Worldwide Incorporated                                       182,905

                                                                                                  647,214
                                                                                             ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.99%
   16,041  3M Company                                                                           1,764,029
    2,955  American Standard Companies Incorporated+                                              187,997
   14,761  Apple Computer Incorporated+                                                           214,035
   67,662  Applied Materials Incorporated+                                                        781,496
   13,878  Baker Hughes Incorporated                                                              402,878
    3,313  Black & Decker Corporation                                                             138,914
   14,155  Caterpillar Incorporated                                                               526,849
  300,926  Cisco Systems Incorporated+                                                          3,153,703
    1,699  Cummins Incorporated                                                                    40,130
    9,806  Deere & Company                                                                        445,683
  106,705  Dell Computer Corporation+                                                           2,509,702
    8,337  Dover Corporation                                                                      211,593
    2,900  Eaton Corporation                                                                      184,846
   90,631  EMC Corporation+                                                                       414,184
   13,327  Gateway Incorporated+                                                                   39,581
  125,505  Hewlett-Packard Company                                                              1,464,643
   69,686  IBM Corporation                                                                      4,068,965
    6,958  Ingersoll-Rand Company Class A                                                         239,634
    3,564  International Game Technology+                                                         246,415
    8,129  Jabil Circuit Incorporated+                                                            120,147

                                       50

SHARES     SECURITY NAME                                                                         VALUE
    5,188  Lexmark International Incorporated+                                               $    243,836
    5,048  Pall Corporation                                                                        79,708
    4,854  Parker Hannifin Corporation                                                            185,471
    9,804  Pitney Bowes Incorporated                                                              298,924
   33,884  Solectron Corporation+                                                                  71,495
    3,522  Stanley Works                                                                          115,064
    9,437  Symbol Technologies Incorporated                                                        72,382
   19,402  United Technologies Corporation                                                      1,096,019

                                                                                               19,318,323
                                                                                             ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
   11,218  AON Corporation                                                                        229,857
    6,971  Humana Incorporated+                                                                    86,440
   22,034  Marsh & McLennan Companies Incorporated                                                917,496

                                                                                                1,233,793
                                                                                             ------------

INSURANCE CARRIERS - 5.33%
   10,792  Ace Limited                                                                            319,551
    6,183  Aetna Incorporated                                                                     221,413
   21,273  AFLAC Incorporated                                                                     652,868
   29,023  Allstate Corporation                                                                 1,031,768
    4,355  AMBAC Financial Group Incorporated                                                     234,691
  107,376  American International Group Incorporated                                            5,873,466
    5,798  Anthem Incorporated+                                                                   376,870
    7,066  Chubb Corporation                                                                      387,429
    5,763  CIGNA Corporation                                                                      407,732
    6,662  Cincinnati Financial Corporation                                                       237,034
   10,186  Hartford Financial Services Group                                                      417,626
    6,079  Jefferson-Pilot Corporation                                                            243,768
   11,940  John Hancock Financial Services Incorporated                                           331,932
    7,576  Lincoln National Corporation                                                           231,447
    7,654  Loews Corporation                                                                      328,280
    6,050  MBIA Incorporated                                                                      241,698
   28,868  Metlife Incorporated                                                                   657,036
    4,223  MGIC Investment Corporation                                                            172,425
   14,267  Principal Financial Group Incorporated+                                                373,510
    8,955  Progressive Corporation                                                                453,392
   23,863  Prudential Financial Incorporated+                                                     681,527
    5,256  Safeco Corporation                                                                     167,036
    9,308  St Paul Companies Incorporated                                                         267,326
    4,902  Torchmark Corporation                                                                  167,943
   41,130  Travelers Property Casualty Corporation Class B+                                       556,487
   12,480  UnitedHealth Group Incorporated                                                      1,088,506
    9,928  Unumprovident Corporation                                                              202,035
    5,992  Wellpoint Health Networks Incorporated+                                                439,214
    5,585  XL Capital Limited Class A                                                             410,498

                                                                                               17,174,508
                                                                                             ------------

                                       51

SHARES     SECURITY NAME                                                                         VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
    9,471  Georgia-Pacific Corporation                                                       $    123,975
    4,301  Louisiana-Pacific Corporation+                                                          27,827

                                                                                                  151,802
                                                                                             ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
 GOODS - 2.61%
   19,094  Agilent Technologies Incorporated+                                                     249,368
    5,317  Allergan Incorporated                                                                  289,245
    8,735  Applera Corporation-Applied Biosystems Group                                           159,851
    2,217  Bausch & Lomb Incorporated                                                              73,538
   24,804  Baxter International Incorporated                                                      757,762
   10,559  Becton Dickinson & Company                                                             299,876
   10,829  Biomet Incorporated                                                                    288,376
   16,735  Boston Scientific Corporation+                                                         528,157
    2,121  C R Bard Incorporated                                                                  115,870
    6,219  Danaher Corporation                                                                    353,550
   11,999  Eastman Kodak Company                                                                  326,853
   12,574  Guidant Corporation+                                                                   406,266
    7,778  KLA-Tencor Corporation+                                                                217,317
   49,905  Medtronic Incorporated                                                               2,101,998
    1,990  Millipore Corporation                                                                   63,262
    5,141  PerkinElmer Incorporated                                                                28,018
   16,570  Raytheon Company                                                                       485,501
    7,642  Rockwell Automation Incorporated                                                       124,335
    7,275  St Jude Medical Incorporated+                                                          259,718
    8,130  Stryker Corporation                                                                    468,288
    3,672  Tektronix Incorporated+                                                                 60,331
    7,529  Teradyne Incorporated+                                                                  72,278
    6,848  Thermo Electron Corporation+                                                           110,458
    5,395  Waters Corporation+                                                                    130,829
   30,030  Xerox Corporation+                                                                     148,649
    8,012  Zimmer Holdings Incorporated+                                                          307,180

                                                                                                8,426,874
                                                                                             ------------

METAL MINING - 0.20%
    5,959  Freeport-McMoRan Copper & Gold Incorporated Class B+                                    80,208
   16,513  Newmont Mining Corporation                                                             454,273
    3,657  Phelps Dodge Corporation+                                                               93,729

                                                                                                  628,210
                                                                                             ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
    4,174  Vulcan Materials Company                                                               150,932
                                                                                             ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
    7,121  Hasbro Incorporated                                                                     79,257
   17,965  Mattel Incorporated                                                                    323,550
    5,992  Tiffany & Company                                                                      128,409
   82,060  Tyco International Limited                                                           1,157,046

                                                                                                1,688,262
                                                                                             ------------

                                       52

SHARES     SECURITY NAME                                                                         VALUE
MISCELLANEOUS RETAIL - 0.87%
   18,705  Costco Wholesale Corporation+                                                     $    605,481
   16,147  CVS Corporation                                                                        409,326
   12,717  Office Depot Incorporated+                                                             156,928
   19,229  Staples Incorporated+                                                                  245,939
    8,735  Toys R Us Incorporated+                                                                 88,922
   42,134  Walgreen Company                                                                     1,296,042

                                                                                                2,802,638
                                                                                             ------------

MOTION PICTURES - 0.39%
   83,942  Walt Disney Company                                                                  1,270,882
                                                                                             ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.89%
   45,917  United Parcel Service Incorporated Class B                                           2,871,190
                                                                                             ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.62%
   54,658  American Express Company                                                             1,704,236
    9,113  Capital One Financial Corporation                                                      318,226
    5,165  Countrywide Credit Industries Incorporated                                             243,530
   28,614  FHLMC                                                                                1,599,523
   40,924  FNMA                                                                                 2,436,614
   18,705  Household International Incorporated                                                   529,539
   52,550  MBNA Corporation                                                                       965,869
   11,885  Providian Financial Corporation+                                                        58,237
    6,361  SLM Corporation                                                                        592,464

                                                                                                8,448,238
                                                                                             ------------

OIL & GAS EXTRACTION - 1.25%
   10,221  Anadarko Petroleum Corporation                                                         455,243
    5,914  Apache Corporation                                                                     351,587
    6,447  BJ Services Company+                                                                   167,622
    8,279  Burlington Resources Incorporated                                                      317,582
    6,435  Devon Energy Corporation                                                               310,489
    4,778  EOG Resources Incorporated                                                             171,817
    4,128  Kerr-McGee Corporation                                                                 179,320
    5,940  Nabors Industries Limited+                                                             194,535
    5,520  Noble Corporation+                                                                     171,120
   15,481  Occidental Petroleum Corporation                                                       439,351
    3,856  Rowan Companies Incorporated                                                            71,876
   23,750  Schlumberger Limited                                                                   913,425
   13,129  Transocean Incorporated                                                                273,083

                                                                                                4,017,050
                                                                                             ------------

PAPER & ALLIED PRODUCTS - 0.74%
    2,177  Bemis Company Incorporated                                                             107,544
    2,397  Boise Cascade Corporation                                                               54,652
   19,815  International Paper Company                                                            661,623

                                       53

SHARES     SECURITY NAME                                                                         VALUE
   21,257  Kimberly-Clark Corporation                                                        $  1,203,996
    8,223  MeadWestvaco Corporation                                                               157,964
    6,518  Pactiv Corporation+                                                                    107,221
    2,206  Temple-Inland Incorporated                                                              85,218

                                                                                                2,378,218
                                                                                             ------------

PERSONAL SERVICES - 0.19%
    6,989  Cintas Corporation                                                                     292,979
    7,432  H&R Block Incorporated                                                                 312,218

                                                                                                  605,197
                                                                                             ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.41%
    3,670  Amerada Hess Corporation                                                               249,120
    2,836  Ashland Incorporated                                                                    75,976
   43,929  ChevronTexaco Corporation                                                            3,042,082
   27,828  ConocoPhillips                                                                       1,286,767
  277,929  Exxon Mobil Corporation                                                              8,865,934
   12,743  Marathon Oil Corporation                                                               289,011
    3,139  Sunoco Incorporated                                                                     94,672
   10,063  Unocal Corporation                                                                     315,878

                                                                                               14,219,440
                                                                                             ------------

PRIMARY METAL INDUSTRIES - 0.33%
   34,721  Alcoa Incorporated                                                                     670,115
    3,317  Allegheny Technologies Incorporated                                                     22,954
    5,290  Engelhard Corporation                                                                  126,061
    3,215  Nucor Corporation                                                                      121,849
    4,188  United States Steel Corporation                                                         48,623
    3,521  Worthington Industries Incorporated                                                     65,843

                                                                                                1,055,445
                                                                                             ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.74%
    2,705  American Greetings Corporation Class A+                                                 43,551
    3,458  Dow Jones & Company Incorporated                                                       132,822
   10,975  Gannett Company Incorporated                                                           792,176
    3,424  Knight-Ridder Incorporated                                                             193,148
    7,979  McGraw-Hill Companies Incorporated                                                     488,474
    2,040  Meredith Corporation                                                                    87,822
    6,234  New York Times Company Class A                                                         283,335
    4,660  RR Donnelley & Sons Company                                                            109,557
   12,426  Tribune Company                                                                        519,531
   72,578  Viacom Incorporated Class B+                                                         2,943,038

                                                                                                5,593,454
                                                                                             ------------

RAILROAD TRANSPORTATION - 0.47%
   15,651  Burlington Northern Santa Fe Corporation                                               374,372
    8,756  CSX Corporation                                                                        230,983

                                       54

SHARES     SECURITY NAME                                                                         VALUE
   15,977  Norfolk Southern Corporation                                                      $    322,576
   10,396  Union Pacific Corporation                                                              601,617

                                                                                                1,529,548
                                                                                             ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
    3,024  Cooper Tire & Rubber Company                                                            48,807
    6,716  Goodyear Tire & Rubber Company                                                          59,705
   10,976  Nike Incorporated Class B                                                              473,944
    2,456  Reebok International Limited+                                                           61,523
    3,452  Sealed Air Corporation+                                                                 58,304
    2,398  Tupperware Corporation                                                                  39,855

                                                                                                  742,138
                                                                                             ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.79%
    4,059  Bear Stearns Companies Incorporated                                                    228,928
   56,137  Charles Schwab Corporation                                                             488,392
   10,690  Franklin Resources Incorporated                                                        332,459
   19,806  Goldman Sachs Group Incorporated                                                     1,307,790
   10,016  Lehman Brothers Holdings Incorporated                                                  491,285
   35,591  Merrill Lynch & Company Incorporated                                                 1,172,723
   45,074  Morgan Stanley                                                                       1,527,107
    9,148  Stilwell Financial Incorporated                                                        110,416
    5,036  T Rowe Price Group Incorporated                                                        125,699

                                                                                                5,784,799
                                                                                             ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.02%
   39,145  Corning Incorporated+                                                                   62,632
                                                                                             ------------

TOBACCO PRODUCTS - 1.15%
   86,942  Philip Morris Companies Incorporated                                                 3,373,349
    3,683  RJ Reynolds Tobacco Holdings Incorporated                                              148,499
    6,961  UST Incorporated                                                                       196,370

                                                                                                3,718,218
                                                                                             ------------

TRANSPORTATION BY AIR - 0.34%
    6,380  AMR Corporation+                                                                        26,668
    5,069  Delta Air Lines Incorporated                                                            47,091
   12,241  FedEx Corporation                                                                      612,907
   31,790  Southwest Airlines Company                                                             415,177

                                                                                                1,101,843
                                                                                             ------------

TRANSPORTATION EQUIPMENT - 2.16%
   34,519  Boeing Company                                                                       1,178,133
    3,706  Brunswick Corporation                                                                   77,974
    6,111  Dana Corporation                                                                        79,932
   23,011  Delphi Corporation                                                                     196,744
   74,974  Ford Motor Company                                                                     734,745
    8,308  General Dynamics Corporation                                                           675,690

                                       55

SHARES     SECURITY NAME                                                                         VALUE
   23,046  General Motors Corporation                                                        $    896,489
    7,186  Genuine Parts Company                                                                  220,179
    4,199  Goodrich Corporation                                                                    79,277
   12,434  Harley-Davidson Incorporated                                                           577,559
   33,697  Honeywell International Incorporated                                                   729,877
    3,770  ITT Industries Incorporated                                                            234,984
    2,487  Navistar International Corporation                                                      53,918
    4,646  Northrop Grumman Corporation                                                           576,290
    4,766  PACCAR Incorporated                                                                    161,043
    5,681  Textron Incorporated                                                                   193,722
    5,290  TRW Incorporated                                                                       309,730

                                                                                                6,976,286
                                                                                             ------------

TRANSPORTATION SERVICES - 0.04%
    5,958  Sabre Holdings Corporation+                                                            115,287
                                                                                             ------------

WATER TRANSPORTATION - 0.19%
   24,129  Carnival Corporation                                                                   605,638
                                                                                             ------------

WHOLESALE TRADE-DURABLE GOODS - 2.12%
    3,829  Grainger (W W) Incorporated                                                            162,924
  122,374  Johnson & Johnson                                                                    6,617,985
    5,376  Visteon Corporation                                                                     50,911

                                                                                                6,831,820
                                                                                             ------------

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
    4,355  AmerisourceBergen Corporation                                                          311,034
    2,813  Brown-Forman Corporation Class B                                                       188,330
   18,577  Cardinal Health Incorporated                                                         1,155,489
   11,929  McKesson Corporation                                                                   337,949
   19,187  Safeway Incorporated+                                                                  427,870
    5,501  Supervalu Incorporated                                                                  88,841
   27,284  Sysco Corporation                                                                      774,593

                                                                                                3,284,106
                                                                                             ------------

TOTAL COMMON STOCK (COST $230,007,648)                                                        308,272,767
                                                                                             ------------

REAL ESTATE INVESTMENT TRUST - 0.31%
   17,224  Equity Office Properties Trust                                                         444,724
   11,333  Equity Residential                                                                     271,312
    7,631  Simon Property Group Incorporated                                                      272,656

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,131,217)                                              988,692
                                                                                             ------------

RIGHTS - 0.00%
   12,100  Seagate(a)                                                                                   0
                                                                                             ------------

TOTAL RIGHTS (COST $0)                                                                                  0
                                                                                             ------------

                                       56

PRINICPAL     SECURITY NAME                                         INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 4.19%

REPURCHASE AGREEMENT - 3.85%
$12,426,000   Credit Suisse First Boston - 102%
              Collateralized by US Government Securities               1.96%           10/1/02      $  12,426,000

US TREASURY BILLS - 0.34%
     285,000  US Treasury Bills#                                       1.66^          12/19/02            284,031
     825,000  US Treasury Bills#                                       1.64^           2/20/03            820,151

                                                                                                        1,104,182
                                                                                                    -------------

                                                                                                       13,530,182
TOTAL SHORT-TERM INVESTMENTS (COST $13,529,758)                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $244,668,623)*                                      100.09%                                     322,791,641
Other Assets and Liabilities, Net                          (0.09)                                        (280,255)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 322,511,386
                                                          ======                                    ==============

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
+   NON-INCOME EARNING SECURITIES.
#   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
^   YIELD TO MATURITY.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $894,290.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $244,848,691 AND NET UNREALIZED APPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                               $  149,863,220
    Gross Unrealized Depreciation                                  (71,920,270)
                                                                --------------
    NET UNREALIZED APPRECIATION                                 $   77,942,950

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  EQUITY VALUE FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 98.68%

CHEMICALS & ALLIED PRODUCTS - 16.27%
   49,900  E I du Pont de Nemours & Company                                                         $   1,799,893
   23,200  Merck & Company Incorporated                                                                 1,060,472
   51,600  Pharmacia Corporation                                                                        2,006,208
   32,000  Procter & Gamble Company                                                                     2,860,160
   52,000  Rohm & Haas Company                                                                          1,612,000
   37,700  Wyeth                                                                                        1,198,860

                                                                                                       10,537,593
                                                                                                    -------------

COMMUNICATIONS - 3.15%
   53,000  AT&T Corporation                                                                               636,530
   51,050  Verizon Communications Incorporated                                                          1,400,812

                                                                                                        2,037,342
                                                                                                    -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 9.52%
   30,850  Bank of America Corporation                                                                  1,968,230
  103,300  J P Morgan Chase & Company                                                                   1,961,667
  120,200  US Bancorp                                                                                   2,233,316

                                                                                                        6,163,213
                                                                                                    -------------

EATING & DRINKING PLACES - 2.56%
   94,000  McDonald's Corporation                                                                       1,660,040
                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 6.15%
   56,000  Public Service Enterprise Group Incorporated                                                 1,708,000
   54,600  TXU Corporation                                                                              2,277,366

                                                                                                        3,985,366
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.78%
   39,000  Emerson Electric Company                                                                     1,713,660
   68,600  General Electric Company                                                                     1,690,990
   33,000  Motorola Incorporated                                                                          335,940

                                                                                                        3,740,590
                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 5.11%
   70,000  Fortune Brands Incorporated                                                                  3,310,300
                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 7.64%
   64,550  PepsiCo Incorporated                                                                         2,385,123
  140,000  Sara Lee Corporation                                                                         2,560,600

                                                                                                        4,945,723
                                                                                                    -------------

GENERAL MERCHANDISE STORES - 6.07%
   65,500  May Department Stores Company                                                                1,491,435
   30,000  Sears Roebuck & Company                                                                      1,170,000

                                       58

SHARES     SECURITY NAME                                                                                VALUE
   43,000  Target Corporation                                                                       $   1,269,360

                                                                                                        3,930,795
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.49%
   20,200  3M Company                                                                                   2,221,394
  139,000  Hewlett-Packard Company                                                                      1,622,130
   39,475  IBM Corporation                                                                              2,304,945

                                                                                                        6,148,469
                                                                                                    -------------

INSURANCE CARRIERS - 8.03%
  140,697  Aegon NV ADR                                                                                 1,326,772
   31,452  American International Group Incorporated                                                    1,720,424
   75,000  St Paul Companies Incorporated                                                               2,154,000

                                                                                                        5,201,196
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.97%
   23,000  Eastman Kodak Company                                                                          626,520
                                                                                                    -------------

MOTION PICTURES - 1.31%
   56,000  Walt Disney Company                                                                            847,840
                                                                                                    -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.44%
   30,000  American Express Company                                                                       935,400
                                                                                                    -------------

OIL & GAS EXTRACTION - 1.07%
   18,000  Schlumberger Limited                                                                           692,280
                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.05%
   27,000  BP plc ADR                                                                                   1,077,300
   17,000  ChevronTexaco Corporation                                                                    1,177,250
   46,001  Exxon Mobil Corporation                                                                      1,467,432
   21,000  Royal Dutch Petroleum Company NY Shares                                                        843,570

                                                                                                        4,565,552
                                                                                                    -------------

TOBACCO PRODUCTS - 3.16%
   52,750  Philip Morris Companies Incorporated                                                         2,046,700
                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 1.17%
   35,000  Honeywell International Incorporated                                                           758,100
                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 2.74%
   32,800  Johnson & Johnson                                                                            1,773,825
                                                                                                    -------------

TOTAL COMMON STOCK (COST $81,093,001)                                                                  63,906,844
                                                                                                    -------------

                                       59

PRINCIPAL  SECURITY NAME                                           INTEREST RATE  MATURITY DATE         VALUE
SHORT-TERM INVESTMENT - 1.20%

REPURCHASE AGREEMENT - 1.20%
$ 776,000  Goldman Sachs & Company - 102%
            Collateralized by Us Government Securities                  1.85%        10/1/02        $     776,000
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $776,000)                                                               776,000
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,869,001)*                                        99.88%                                   $  64,682,844
Other Assets and Liabilities, Net                           0.12                                           80,397
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $  64,763,241
                                                          ======                                    =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS $82,032,385 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                  $   1,612,680
    Gross Unrealized Depreciation                                    (18,962,221)
                                                                   -------------
    NET UNREALIZED DEPRECIATION                                    $ (17,349,541)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  GROWTH FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 99.29%

APPAREL & ACCESSORY STORES - 3.78%
  129,550  Kohl's Corporation+                                                                      $   7,877,936
                                                                                                    -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 3.63%
   67,250  Fastenal Company                                                                             2,123,755
  131,870  Lowe's Companies Incorporated                                                                5,459,418

                                                                                                        7,583,173
                                                                                                    -------------

BUSINESS SERVICES - 13.10%
  128,190  Affiliated Computer Services Incorporated Class A+                                           5,454,485
  220,450  Fiserv Incorporated+                                                                         6,190,236
  194,370  Intuit Incorporated+                                                                         8,849,666
  156,219  Microsoft Corporation+                                                                       6,825,208

                                                                                                       27,319,595
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 7.30%
  159,050  Ecolab Incorporated                                                                          6,637,157
   45,150  Forest Laboratories Incorporated+                                                            3,702,752
  168,301  Pfizer Incorporated                                                                          4,884,094

                                                                                                       15,224,003
                                                                                                    -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 8.31%
  125,851  Citigroup Incorporated                                                                       3,731,482
   68,750  Commerce Bancorp Incorporated                                                                2,853,813
  102,410  Fifth Third Bancorp                                                                          6,270,564
  115,800  State Street Corporation                                                                     4,474,511

                                                                                                       17,330,370
                                                                                                    -------------

EDUCATIONAL SERVICES - 2.94%
  140,950  Apollo Group Incorporated Class A+                                                           6,135,272
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.21%
  160,330  L-3 Communications Holdings Incorporated+                                                    8,449,391
  113,390  Linear Technology Corporation                                                                2,349,441
   86,870  Maxim Integrated Products Incorporated+                                                      2,150,901

                                                                                                       12,949,733
                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.82%
   61,860  Quest Diagnostics Incorporated+                                                              3,806,246
                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 3.83%
  159,000  McCormick & Company Incorporated                                                             3,625,200
  118,300  PepsiCo Incorporated                                                                         4,371,185

                                                                                                        7,996,385
                                                                                                    -------------

FOOD STORES - 5.06%
  343,050  Starbucks Corporation+                                                                       7,077,122
   81,330  Whole Foods Market Incorporated+                                                             3,484,177

                                                                                                       10,561,299
                                                                                                    -------------

                                       61

SHARES     SECURITY NAME                                                                                VALUE
GENERAL MERCHANDISE STORES - 2.73%
   92,000  Target Corporation                                                                       $   2,715,840
   60,630  Wal-Mart Stores Incorporated                                                                 2,985,421

                                                                                                        5,701,261
                                                                                                    -------------

HEALTH SERVICES - 1.74%
   76,200  HCA Incorporated                                                                             3,627,882
                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.33%
  149,050  Bed Bath & Beyond Incorporated+                                                              4,854,559
                                                                                                    -------------

INSURANCE CARRIERS - 8.39%
  239,550  AFLAC Incorporated                                                                           7,351,790
   92,760  AMBAC Financial Group Incorporated                                                           4,998,836
   94,131  American International Group Incorporated                                                    5,148,965

                                                                                                       17,499,591
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.92%
  151,238  Baxter International Incorporated                                                            4,620,320
  183,750  Medtronic Incorporated                                                                       7,739,550

                                                                                                       12,359,870
                                                                                                    -------------

MISCELLANEOUS RETAIL - 3.12%
  211,700  Walgreen Company                                                                             6,511,892
                                                                                                    -------------

OIL & GAS EXTRACTION - 2.59%
   90,950  Apache Corporation                                                                           5,406,978
                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.81%
   80,350  ConocoPhillips                                                                               3,715,384
  124,904  Exxon Mobil Corporation                                                                      3,984,438
  260,650  Suncor Energy Incorporated                                                                   4,418,017

                                                                                                       12,117,839
                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.06%
   54,446  Viacom Incorporated Class B+                                                                 2,207,785
                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 4.43%
  129,100  Johnson & Johnson                                                                            6,981,728
   44,080  Patterson Dental Company+                                                                    2,256,014

                                                                                                        9,237,742
                                                                                                    -------------

WHOLESALE TRADE-NONDURABLE GOODS - 5.19%
   97,150  Cardinal Health Incorporated                                                                 6,042,730
  168,900  Sysco Corporation                                                                            4,795,071

                                                                                                       10,837,801
                                                                                                    -------------

TOTAL COMMON STOCK (COST $208,548,607)                                                                207,147,212
                                                                                                    -------------

                                       62

PRINCIPAL    SECURITY NAME                                         INTEREST RATE  MATURITY DATE         VALUE
SHORT-TERM INVESTMENT - 1.24%

REPURCHASE AGREEMENT - 1.24%
$ 2,577,948  Goldman Sachs & Company - 102%
              Collateralized by US Government Securities                1.96%        10/1/02        $   2,577,948
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $2,577,948)                                                           2,577,948
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $211,126,555)*                                      100.53%                                     209,725,160
Other Assets and Liabilities, Net                          (0.53)                                      (1,100,019)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 208,625,141
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $211,469,856 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                   $ 21,053,724
    Gross Unrealized Depreciation                                    (22,798,420)
                                                                    ------------
    NET UNREALIZED DEPRECIATION                                     $ (1,744,696)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  GROWTH EQUITY FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                                         VALUE
      N/A  Wells Fargo International Equity Portfolio                                               $ 117,073,734
      N/A  Wells Fargo Large Company Growth Portfolio                                                 120,135,500
      N/A  Wells Fargo Small Cap Basic Value Portfolio                                                  8,184,125
      N/A  Wells Fargo Small Cap Index Portfolio                                                       35,238,334
      N/A  Wells Fargo Small Cap Value Portfolio                                                       27,080,228
      N/A  Wells Fargo Small Company Growth Portfolio                                                  34,728,078
      N/A  Wells Fargo Small Company Value Portfolio                                                   35,137,294

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 96.68%
 (COST $295,767,879)                                                                                  377,577,293
                                                                                                    -------------

AFFILIATED STOCK FUND - 3.90%
5,791,006  Wells Fargo OTC Growth Fund (Cost $40,177,943)                                              15,230,346
                                                                                                    -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS -
 (COST $335,945,822)                                                                                  392,807,639
                                                                                                    -------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS
(COST $335,945,822)                                       100.58%                                   $ 392,807,639
Other Assets and Liabilities, Net                          (0.58)                                      (2,261,525)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 390,546,114
                                                          ======                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  INDEX FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                                         VALUE
      N/A  Wells Fargo Index Portfolio                                                              $ 596,415,117
                                                                                                    -------------

TOTAL INVESTMENTS IN CORE PORTFOLIO - (COST $519,009,993)                                             596,415,117
                                                                                                    -------------

TOTAL INVESTMENTS IN CORE PORTFOLIO
(COST $519,009,993)                                       100.04%                                   $ 596,415,117
Other Assets and Liabilities, Net                          (0.04)                                        (246,956)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 596,168,161
                                                          ======                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  INTERNATIONAL EQUITY FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 94.58%

AUSTRALIA - 4.32%
1,914,750  BHP Billiton Limited (Oil & Gas Extraction)                                              $   9,415,354
1,643,600  Foster's Group Limited (Food & Kindred Products)                                             4,116,926
1,022,040  News Corporation Limited (Printing, Publishing & Allied Industries)                          4,881,269

                                                                                                       18,413,549
                                                                                                    -------------

BRAZIL - 0.72%
  209,300  Aracruz Celulose SA ADR (Paper & Allied Products)                                            3,068,338
                                                                                                    -------------

CANADA - 2.65%
  146,666  Bombardier Incorporated (Transportation Equipment)+                                            403,137
  306,700  Loblaw Companies Limited (Food Stores)                                                      10,881,893

                                                                                                       11,285,030
                                                                                                    -------------

FINLAND - 1.10%
  112,348  Nokia Oyj (Services)                                                                         1,493,325
  329,400  Stora Enso Oyj (Paper & Allied Products)                                                     3,190,189

                                                                                                        4,683,514
                                                                                                    -------------

FRANCE - 8.85%
  138,444  Aventis SA (Chemicals & Allied Products)                                                     7,251,314
   46,317  Cap Gemini SA (Business Services)                                                              741,519
  197,271  Groupe Danone ADR (Food & Kindred Products)                                                  4,746,340
   48,550  Lafarge SA (Business Services/computer Software)                                             3,876,746
   46,950  Sanofi-Synthelabo SA (Chemicals & Allied Products)                                           2,647,024
  187,400  Suez Lyonnaise des Eaux (Electric, Gas & Sanitary Services)                                  2,948,352
   94,898  Television Francaise (TF1) (Communications)                                                  2,015,395
  102,660  Total Fina Elf (Oil & Gas Extraction)                                                       13,513,635

                                                                                                       37,740,325
                                                                                                    -------------

GERMANY - 3.91%
   46,900  Allianz AG (Insurance Carriers)                                                          $   4,036,990
   63,106  Deutsche Bank AG (Foreign Depository Institutions)                                           2,887,476
   98,400  E.ON AG (Electric, Gas & Sanitary Services)                                                  4,638,528
   22,410  Muenchener Rueckversicherungs-Gesellschaft AG (Business Services)                            2,285,537
   63,100  SAP AG (Services)                                                                            2,806,135

                                                                                                       16,654,666
                                                                                                    -------------

HONG KONG - 1.85%
  629,927  Cheung Kong Holdings Limited (Real Estate)                                                   3,973,610
1,700,348  China Mobile Limited (Communications)+                                                       3,924,101

                                                                                                        7,897,711
                                                                                                    -------------

HUNGARY - 0.63%
  173,600  Magyar Tavkozlesi Rt (Matav) ADR (Communications)                                            2,690,800
                                                                                                    -------------

                                       66

SHARES     SECURITY NAME                                                                                VALUE
IRELAND - 1.26%
  157,958  Ryanair Holdings plc ADR (Transportation By Air)+                                        $   5,353,196
                                                                                                    -------------

ITALY - 2.82%
  614,150  ENI SpA (Oil & Gas Extraction)                                                               8,424,238
  641,500  San Paolo IMI SpA (Nondepository Credit Institutions)                                        3,607,245

                                                                                                       12,031,483
                                                                                                    -------------

JAPAN - 18.39%
   34,180  Aiful Corporation (Foreign Depository Institutions)                                          1,973,758
  244,435  Canon Incorporated (Measuring, Analyzing, & Controlling Instruments;
            Photographic, Medical & Optical Goods)                                                      7,991,219
  173,935  Fuji Photo Film Company (Measuring, Analyzing, & Controlling Instruments;
            Photographic, Medical & Optical Goods)                                                      5,186,330
  130,185  Fujisawa Pharmaceutical Company Limited (Chemicals & Allied Products)                        2,673,422
  116,555  Konami Corporation (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)                                                                  2,996,690
   21,845  Murata Manufacturing Company Limited (Electronic & Other Electrical
            Equipment & Components, Except Computer Equipment)                                          1,112,526
   79,245  Nintendo Company Limited (Miscellaneous Manufacturing Industries)                            9,230,275
  396,660  Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers,
            Exchanges & Services)                                                                       5,213,207
    1,476  NTT DoCoMo Incorporated (Services)                                                           2,521,833
  141,305  Ricoh Company Limited (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)                                                                  2,454,904
   68,670  Rinnai Corporation (Building Materials, Hardware, Garden Supply & Mobile
            Home Dealers)                                                                               1,610,422
  110,970  Secom Company Limited (Security Systems Services)                                            4,439,163
  220,900  Seven-Eleven Japan Company Limited (Miscellaneous Retail)                                    7,475,831
  241,985  Sharp Corporation (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)                                                                  2,323,644
  126,245  Sony Corporation (Capital Equipment)                                                         5,299,094
   69,480  Takeda Chemical Industries (Chemicals & Allied Products)                                     2,802,256
   92,480  Tostem Inax Holding Corporation (Building Materials, Hardware, Garden
            Supply & Mobile Home Dealers)                                                               1,348,381
  458,900  Toyota Motor Corporation (Transportation Equipment)                                         11,798,559

                                                                                                       78,451,514
                                                                                                    -------------

KOREA, REPUBLIC OF - 2.28%
   90,300  Kookmin Bank ADR (Domestic Depository Institutions)                                          3,199,329
   75,540  KT Corporation (Communications)                                                              3,371,690
   27,650  KT Corporation ADR (Communications)                                                            613,277
   42,200  Samsung Electronics GDR (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)                                                                  2,526,328

                                                                                                        9,710,624
                                                                                                    -------------

LUXEMBOURG - 0.47%
  196,306  Arcelor (Primary Metal Industries)+                                                          1,990,433
                                                                                                    -------------

Mexico - 4.34%
3,034,100  America Movil SA de CV (Communications)                                                      1,835,974
2,426,400  Grupo Televisa SA Series CPO (Communications)+                                               3,064,580
3,248,800  Telefonos De Mexico SA de CV Series L (Communications)                                       4,582,847
3,755,400  Wal-Mart De Mexico SA de CV Series V (General Merchandise Stores)                            9,086,098

                                                                                                       18,569,499
                                                                                                    -------------

                                       67

SHARES     SECURITY NAME                                                                                VALUE
NETHERLANDS - 6.00%
  247,100  ASML Holding NV (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)+                                                             $   1,518,902
   67,884  Heineken NV (Food & Kindred Products)                                                        2,663,999
  448,300  Koninklijke (Royal) Philips Electronics NV NY Shares (Electronic & Other
            Electrical Equipment & Components, Except Computer Equipment)                               6,513,799
  235,900  Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)                      9,523,283
  319,600  TNT Post Group NV (Transportation Services)                                                  5,356,725

                                                                                                       25,576,708
                                                                                                    -------------

SINGAPORE - 1.59%
1,077,900  DBS Group Holdings Limited (Nondepository Credit Institutions)                               6,792,825
                                                                                                    -------------

SPAIN - 1.48%
  669,231  Banco Santander Central Hispano SA (Foreign Depository Institutions)                         3,419,269
  387,471  Telefonica SA (Communications)+                                                              2,887,203

                                                                                                        6,306,472
                                                                                                    -------------

SWITZERLAND - 9.68%
  153,979  Adecco SA (Business Services)                                                                5,210,256
  126,092  Credit Suisse Group (Foreign Depository Institutions)                                        2,473,533
   70,486  Nestle SA (Food & Kindred Products)                                                         15,406,044
  198,271  Novartis AG (Chemicals & Allied Products)                                                    7,839,485
  268,600  STMicroelectronics NV (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)                                                                  3,612,691
   55,230  Swiss Reinsurance (Financial)                                                                3,105,989
   87,622  UBS AG (Financial)                                                                           3,645,911

                                                                                                       41,293,909
                                                                                                    -------------

TAIWAN - 0.58%
  704,700  Ase Test Limited (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)+                                                                 2,487,591
                                                                                                    -------------

UNITED KINGDOM - 21.66%
  114,700  Amvescap plc (Security & Commodity Brokers, Dealers, Exchanges & Services)                     542,944
1,030,299  ARM Holdings plc (Electronic & Other Electrical Equipment & Components,
            Except Computer Equipment)+                                                                 2,009,138
1,095,576  BAE Systems plc (Fabricated Metal Products, Except Machinery &
            Transportation Equipment)                                                                   3,308,023
  923,355  Barclays plc (Foreign Depository Institutions)                                               5,394,514
  538,800  Boots Company plc (Retail)                                                                   4,478,137
1,107,393  BP Amoco plc (Oil & Gas Extraction)                                                          7,401,428
  250,407  British Sky Broadcasting Group plc (Communications)+                                         2,018,205
  984,200  Capita Group plc (Health Services)                                                           3,064,597
  850,703  Centrica plc (Electric, Gas & Sanitary Services)                                             2,217,463
1,033,400  Compass Group plc (Eating & Drinking Places)                                                 4,306,646
1,043,300  Diageo plc (Eating & Drinking Places)                                                       12,945,268
  325,117  GlaxoSmithKline plc (Chemicals & Allied Products)                                            6,288,827
   10,000  GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                          384,300
1,420,783  Granada plc (Communications)                                                                 1,502,605
  468,565  HSBC Holdings plc (Nondepository Credit Institutions)+                                       4,821,085
  847,400  Lloyds TSB Group plc (Foreign Depository Institutions)                                       6,256,751
  460,680  Pearson plc (Printing, Publishing & Allied Industries)                                       3,691,207

                                       68

SHARES     SECURITY NAME                                                                                VALUE
  463,500  Royal Bank of Scotland Group plc (Foreign Depository Institutions)                       $   8,746,933
  184,400  Shire Pharmaceuticals Group plc (Chemicals & Allied Products)+                               1,493,458
  704,800  Tesco plc (Food & Kindred Products)                                                          2,280,503
3,439,229  Vodafone Airtouch plc (Communications)                                                       4,408,020
  386,800  William Morrison Supermarkets plc (Food & Kindred Products)                                  1,301,742
  522,600  WPP Group plc (Communications)                                                               3,505,202

                                                                                                       92,366,996
                                                                                                    -------------

TOTAL COMMON STOCK (COST $538,686,565)                                                                403,365,183
                                                                                                    -------------

PRINCIPAL                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 3.78%

REPURCHASE AGREEMENT - 3.78%
$ 16,098,958  Goldman Sachs & Company - 102%
               Collateralized by US Government Securities               1.96%        10/1/02           16,098,958
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $16,098,958)                                                         16,098,958
                                                                                                    -------------

Total Investments in Securities
(Cost $554,785,523)*                                       98.36%                                   $ 419,464,141
Other Assets and Liabilities, Net                           1.64                                        6,995,507
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 426,459,648
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $556,775,497 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                 $    8,833,717
    Gross Unrealized Depreciation                                   (146,145,073)
                                                                  --------------
    NET UNREALIZED DEPRECIATION                                   $ (137,311,356)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  LARGE CAP APPRECIATION FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                                         VALUE
      N/A  Wells Fargo Large Cap Appreciation Portfolio                                             $   6,356,924
                                                                                                    -------------

TOTAL INVESTMENT IN CORE PORTFOLIO - (COST $7,059,621)                                                  6,356,924
                                                                                                    -------------

TOTAL INVESTMENTS IN CORE PORTFOLIO
(COST $7,059,621)                                         101.01%                                   $   6,356,924
Other Assets and Liabilities, Net                          (1.01)                                         (63,693)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $   6,293,231
                                                          ======                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  LARGE COMPANY GROWTH FUND

FACE/SHARE
AMOUNT     SECURITY DESCRIPTION                                                                         VALUE
      N/A  Wells Fargo Large Company Growth Portfolio                                              $ 1,425,652,671
                                                                                                   ---------------

TOTAL INVESTMENTS IN CORE PORTFOLIO - (COST $1,929,780,762)                                          1,425,652,671
                                                                                                   ---------------

TOTAL INVESTMENTS IN CORE PORTFOLIO
(COST $1,929,780,762)                                        99.98%                                $ 1,425,652,671
Other Assets and Liabilities, Net                             0.02                                         330,546
                                                            ------                                 ---------------
TOTAL NET ASSETS                                            100.00%                                $ 1,425,983,217
                                                            ======                                 ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  MID CAP GROWTH FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 93.35%

AMUSEMENT & RECREATION SERVICES - 1.84%
    1,550  Harrah's Entertainment Incorporated+                                                     $      74,726
    8,450  Park Place Entertainment Corporation+                                                           67,178

                                                                                                          141,904
                                                                                                    -------------

APPAREL & ACCESSORY STORES - 0.58%
    2,825  Chico's FAS Incorporated+                                                                       45,002
                                                                                                    -------------

BUSINESS SERVICES - 15.24%
    1,600  Activision Incorporated+                                                                        38,288
    1,525  Affiliated Computer Services Incorporated Class A+                                              64,889
    2,075  AMN Healthcare Services Incorporated+                                                           38,388
   11,174  BEA Systems Incorporated+                                                                       57,887
    5,805  Brocade Communications Systems Incorporated+                                                    43,712
    4,750  CheckFree Corporation+                                                                          54,055
    3,175  Concord EFS Incorporated+                                                                       50,419
      930  DST Systems Incorporated+                                                                       27,407
    1,215  Electronic Arts Incorporated+                                                                   80,141
    1,142  Fiserv Incorporated+                                                                            32,067
    2,650  Internet Security Systems Incorporated+                                                         32,648
    3,950  Interpublic Group of Companies Incorporated                                                     62,608
    2,875  Lamar Advertising Company+                                                                      87,256
      925  Manpower Incorporated                                                                           27,140
    4,975  Mercury Interactive Corporation+                                                                85,370
    5,915  NetIQ Corporation+                                                                              85,767
    2,150  Precise Software Solutions Limited+                                                             19,694
    5,600  Quest Software Incorporated+                                                                    52,640
    3,009  Sungard Data Systems Incorporated+                                                              58,524
    4,842  Ticketmaster Class B+                                                                           73,840
    7,025  Veritas Software Corporation+                                                                  103,337

                                                                                                        1,176,077
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 9.47%
    1,900  Biogen Incorporated+                                                                            55,613
      511  Cephalon Incorporated+                                                                          20,859
    1,175  Gilead Sciences Incorporated+                                                                   39,398
    1,602  IDEC Pharmaceuticals Corporation+                                                               66,515
    1,433  Invitrogen Corporation+                                                                         48,822
    3,375  IVAX Corporation+                                                                               41,411
    7,578  King Pharmaceuticals Incorporated+                                                             137,692
    5,365  MedImmune Incorporated+                                                                        111,968
    5,600  Millennium Pharmaceuticals Incorporated+                                                        52,192
    3,050  Mylan Laboratories Incorporated                                                                 99,857
    1,100  Praxair Incorporated                                                                            56,221

                                                                                                          730,548
                                                                                                    -------------

                                       72

SHARES     SECURITY NAME                                                                                VALUE
COMMUNICATIONS - 2.48%
    1,775  Entercom Communications Corporation+                                                    $       84,082
    4,710  Univision Communications Incorporated Class A+                                                 107,388

                                                                                                          191,470
                                                                                                    -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 3.56%
    2,074  Charter One Financial Incorporated                                                              61,632
    1,150  Commerce Bancorp Incorporated                                                                   47,737
    2,325  National Commerce Financial Corporation                                                         58,241
    3,475  Sovereign Bancorp Incorporated                                                                  44,828
    3,025  Synovus Financial Corporation                                                                   62,375

                                                                                                          274,813
                                                                                                    -------------

EATING & DRINKING PLACES - 1.62%
    2,600  Cheesecake Factory+                                                                             77,558
    1,425  Wendy's International Incorporated                                                              47,182

                                                                                                          124,740
                                                                                                    -------------

EDUCATIONAL SERVICES - 0.78%
    1,250  Career Education Corporation+                                                                   60,010
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.13%
    4,775  Altera Corporation+                                                                             41,399
    2,400  American Power Conversion Corporation+                                                          22,944
    7,900  ARM Holdings plc ADR+                                                                           46,610
    1,600  Broadcom Corporation Class A+                                                                   17,088
    2,650  Fairchild Semiconductor Corporation Class A+                                                    25,096
    2,850  Integrated Circuit Systems Incorporated+                                                        44,745
    3,525  Intersil Corporation Class A+                                                                   45,684
      800  L-3 Communications Holdings Incorporated+                                                       42,160
    4,350  Marvell Technology Group Limited+                                                               68,947
    2,175  Maxim Integrated Products Incorporated+                                                         53,853
    4,250  Microchip Technology Incorporated+                                                              86,913
    1,875  National Semiconductor Corporation+                                                             22,388
    7,400  Network Appliance Incorporated+                                                                 54,242
    3,250  Novellus Systems Incorporated+                                                                  67,632
    2,350  RF Micro Devices Incorporated+                                                                  14,100
    3,075  Varian Semiconductor Equipment Associates Incorporated+                                         50,553

                                                                                                          704,354
                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.44%
    2,175  Affymetrix Incorporated+                                                                        45,240
    3,425  Pharmaceutical Product Development Incorporated+                                                66,240

                                                                                                          111,480
                                                                                                    -------------

FOOD STORES - 1.06%
    3,975  Starbucks Corporation+                                                                          82,004
                                                                                                    -------------

                                       73

SHARES     SECURITY NAME                                                                                VALUE
GENERAL MERCHANDISE STORES - 2.17%
    3,825  Family Dollar Stores Incorporated                                                        $     102,816
    3,825  TJX Companies Incorporated                                                                      65,025

                                                                                                          167,841
                                                                                                    -------------

HEALTH SERVICES - 6.64%
    4,425  Caremark Rx Incorporated+                                                                       75,225
      775  Express Scripts Incorporated+                                                                   42,253
    7,850  Health Management Associates Incorporated Class A+                                             158,727
    2,215  Laboratory Corporation of America Holdings+                                                     74,823
    3,150  Universal Health Services Incorporated Class B+                                                161,122

                                                                                                          512,150
                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.01%
    1,050  S & P Mid-Cap 400 Depository Receipts                                                           78,068
                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.46%
    2,935  Bed Bath & Beyond Incorporated+                                                                 95,593
    4,125  Gamestop Corporation Class A+                                                                   84,356
    2,100  Pier 1 Imports Incorporated                                                                     40,047
    2,000  Williams-Sonoma Incorporated+                                                                   47,260

                                                                                                          267,256
                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.68%
    1,550  Mandalay Resort Group+                                                                          52,003
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.43%
    1,500  CDW Computer Centers Incorporated+                                                              63,540
    1,350  International Game Technology+                                                                  93,339
    2,420  Lam Research Corporation+                                                                       21,538
    1,200  Lexmark International Incorporated+                                                             56,400
    1,925  Smith International Incorporated+                                                               56,422
    2,975  Varian Medical Systems Incorporated+                                                           127,895

                                                                                                          419,134
                                                                                                    -------------

INSURANCE CARRIERS - 1.91%
    4,171  AdvancePCS+                                                                                     93,972
    2,025  Principal Financial Group Incorporated+                                                         53,015

                                                                                                          146,987
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.25%
    1,950  Biomet Incorporated                                                                             51,929
    3,496  Boston Scientific Corporation+                                                                 110,333
    1,325  Danaher Corporation                                                                             75,326
    1,650  FLIR Systems Incorporated+                                                                      57,734
    1,200  Mettler-Toledo International Incorporated+                                                      31,200
      750  Photon Dynamics Incorporated+                                                                   13,973
    3,980  St Jude Medical Incorporated+                                                                  142,085

                                                                                                          482,580
                                                                                                    -------------

                                       74

SHARES     SECURITY NAME                                                                                VALUE
MISCELLANEOUS RETAIL - 0.64%
    2,250  Dollar Tree Stores Incorporated+                                                         $      49,590
                                                                                                    -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.42%
    2,100  Swift Transportation Company Incorporated+                                                      32,760
                                                                                                    -------------

OIL & GAS EXTRACTION - 5.91%
    1,100  Apache Corporation                                                                              65,395
    3,015  BJ Services Company+                                                                            78,390
    3,100  ENSCO International Incorporated                                                                77,624
    4,600  Ocean Energy Incorporated                                                                       91,770
    4,075  Patterson-UTI Energy Incorporated+                                                             103,953
    1,450  Tidewater Incorporated                                                                          39,136

                                                                                                          456,268
                                                                                                    -------------

PERSONAL SERVICES - 0.76%
    1,400  Cintas Corporation                                                                              58,688
                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.76%
    1,725  New York Times Company Class A                                                                  78,401
    1,275  Scholastic Corporation+                                                                         56,967

                                                                                                          135,368
                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.58%
    2,825  Nike Incorporated Class B                                                                      121,984
                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.28%
    1,200  Lehman Brothers Holdings Incorporated                                                           58,860
    2,541  Neuberger Berman Incorporated                                                                   68,480
    2,759  Waddell & Reed Financial Incorporated Class A                                                   48,724

                                                                                                          176,064
                                                                                                    -------------

TRANSPORTATION BY AIR - 0.92%
    5,425  Southwest Airlines Company                                                                      70,851
                                                                                                    -------------

WATER TRANSPORTATION - 0.94%
    4,550  Royal Caribbean Cruises Limited                                                                 72,436
                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 1.03%
    2,450  Martin Marietta Materials Incorporated                                                          79,797
                                                                                                    -------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.36%
    1,500  McKesson Corporation                                                                            42,495
    5,550  Priority Healthcare Corporation+                                                               139,860

                                                                                                          182,355
                                                                                                    -------------

TOTAL COMMON STOCK (COST $8,152,304)                                                                    7,204,582
                                                                                                    -------------

COMMON STOCK - CLOSED END FUND - 1.07%
    1,060  Biotech HOLDRs Trust                                                                            82,574
                                                                                                    -------------

TOTAL COMMON STOCK - CLOSED END FUND (COST $90,410)                                                        82,574
                                                                                                    -------------

                                       75

PRINCIPAL  SECURITY NAME                                           INTEREST RATE  MATURITY DATE         VALUE
SHORT-TERM INVESTMENT - 1.72%

REPURCHASE AGREEMENT - 1.72%
$ 133,000  Goldman Sachs & Company - 102%
            Collateralized by US Government Securities                  1.85%        10/1/02        $     133,000
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $133,000)                                                               133,000
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,375,714)*                                         96.14%                                       7,420,156
Other Assets and Liabilities, Net                           3.86                                          297,599
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $   7,717,755
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $9,019,571 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                   $    231,915
    Gross Unrealized Depreciation                                     (1,831,330)
                                                                    ------------
    NET UNREALIZED DEPRECIATION                                     $ (1,599,415)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SIFE SPECIALIZED FINANCIAL SERVICES FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 99.70%

FINANCIAL SERVICES - 99.70%
   39,000  Alliance Capital Management Holding LP                                                   $   1,081,470
  596,450  Amsouth Bancorporation                                                                      12,370,373
  275,600  Bank of America Corporation                                                                 17,583,280
  714,000  Bank of New York Company Incorporated                                                       20,520,360
  332,000  Bank of the Ozarks Incorporated                                                              7,602,800
  701,300  Banknorth Group Incorporated                                                                16,655,875
  593,200  BB+T Corporation                                                                            20,785,728
   21,450  Cascade Bancorporation                                                                         292,578
  571,633  Charter One Financial Incorporated                                                          16,988,952
  291,533  Citigroup Incorporated                                                                       8,643,953
  382,800  Community First Bankshares Incorporated                                                     10,672,464
  818,900  Compass Bankshares Incorporated                                                             24,149,361
  236,742  Cullen Frost Bankers Incorporated                                                            8,084,739
  468,900  Doral Finanacial Corporation                                                                11,319,246
  200,000  Fifth Third Banncorp                                                                        12,246,000
  114,129  First Financial Bankcorp                                                                     2,032,637
  614,700  First Tennessee National Corporation                                                        21,311,649
  338,295  Firstmerit Corporation                                                                       7,246,279
  210,900  Fleetboston Financial Corporation                                                            4,287,597
  313,200  Fulton Financial Corporation                                                                 5,888,160
  320,000  Greenpoint Financial Corporaton                                                             13,356,800
  385,010  Hibernia Corporation                                                                         7,696,350
  293,300  Independent Bank Corporation                                                                 5,830,804
  295,400  M&T Bank Corporation                                                                        23,280,474
  271,346  Marshall & Ilsley Corporation                                                                7,567,840
  696,250  MBNA Corporation                                                                            12,797,075
  808,000  Mellon Financial Corporation                                                                20,951,440
  506,500  New York Community Bancorp Incorporated                                                     14,268,105
  740,126  North Fork Bancorporation Incorporated                                                      28,006,368
  174,300  PNC Financial Services Group Incorporated                                                    7,350,231
  390,500  Regions Financial Corporation                                                               12,757,635
  390,625  Sky Financial Group Incorporated                                                             7,777,344
  394,900  Southwest Bancorporation of Texas+                                                          14,378,309
1,523,500  Sovereign Bancorp Incorporated                                                              19,653,150
  837,500  Sterling Bancshares Incorporated                                                            10,946,125
  305,500  Summit Bankshares Incorporated                                                               6,430,775
  178,912  TCF Financial Corporation                                                                    7,573,345
  412,350  Texas Regional Bankshares Incorporated                                                      13,809,602
  208,800  Umpqua Holdings Corporation                                                                  3,430,584
  817,584  US BanCorp                                                                                  15,190,711
  463,000  Wachovia Corporation                                                                        15,135,470
  573,200  Washington Mutual Incorporated                                                              18,038,604
   83,800  Webster Financial Corporation                                                                2,814,004
   94,400  Whitney Holding Corporation                                                                  3,028,352

                                       77

SHARES     SECURITY NAME                                                                                VALUE
  224,100  WSFS Financial Corporation                                                               $   6,274,800
   61,000  Zions Bancorporation                                                                         2,655,330

                                                                                                      530,763,128
                                                                                                    -------------

TOTAL COMMON STOCK (COST 445,857,396)                                                                 530,763,128
                                                                                                    -------------

PRINCIPAL                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 3.32%

REPURCHASE AGREEMENT
17,699,000  State Street Bank and Trust Company - 102%
             Collateralized by US Treasuries                            .85%         10/1/02           17,699,000
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,699,000)                                                        17,699,000
                                                                                                    -------------
TOTAL INVESTMENT IN SECURITIES
(COST $463,556,396)                                       103.02%                                   $ 548,462,128
Other Assets and Liabilities, Net                          (3.02)                                     (16,069,502)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 532,392,626
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES
* COST FOR FEDERAL INCOME TAX PURPOSES IS $466,970,293 AND NET UNREALIZED APPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                  $  94,588,920
    Gross Unrealized Depreciation                                    (13,097,085)
                                                                   -------------
    NET UNREALIZED APPRECIATION                                    $  81,491,835

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL CAP GROWTH FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 94.29%

AMUSEMENT & RECREATION SERVICES - 2.39%
   63,950  Alliance Gaming Corporation+                                                             $     988,667
  103,485  Multimedia Games Incorporated+                                                               2,037,723
   65,381  Penn National Gaming Incorporated+                                                           1,234,393

                                                                                                        4,260,783
                                                                                                    -------------

APPAREL & ACCESSORY STORES - 2.98%
  226,625  Charming Shoppes Incorporated+                                                               1,529,719
   63,000  Gymboree Corporation+                                                                        1,027,530
   76,015  Too Incorporated+                                                                            1,769,629
   98,112  Wet Seal Incorporated Class A+                                                                 981,120

                                                                                                        5,307,998
                                                                                                    -------------

BUSINESS SERVICES - 13.33%
  370,809  Agile Software Corporation+                                                                  2,376,885
  152,075  BEA Systems Incorporated+                                                                      787,749
   72,825  Brocade Communications Systems Incorporated+                                                   548,372
   47,250  Digital Insight Corporation+                                                                   742,770
   48,100  F5 Networks Incorporated+                                                                      363,155
   43,391  Fidelity National Information Solutions Incorporated+                                          663,448
   55,775  Internet Security Systems Incorporated+                                                        687,148
   90,025  Medical Staffing Network Holdings Incorporated+                                              1,365,679
  112,865  Mercury Interactive Corporation+                                                             1,936,763
  131,155  NetIQ Corporation+                                                                           1,901,748
  208,475  On Assignment Incorporated+                                                                  1,724,088
   51,925  Overture Services Incorporated+                                                              1,223,872
  204,050  Precise Software Solutions Limited+                                                          1,869,098
  265,156  Quest Software Incorporated+                                                                 2,492,465
   21,536  Rent-A-Center Incorporated+                                                                  1,118,795
   73,375  Take-Two Interactive Software+                                                               2,127,875
   76,015  Universal Compression Holdings Incorporated+                                                 1,231,443
   70,720  Verint Systems Incorporated+                                                                   610,243

                                                                                                       23,771,596
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 8.92%
   94,425  Abgenix Incorporated+                                                                          612,818
   39,335  Cambrex Corporation                                                                          1,447,528
  187,600  Cell Therapeutics Incorporated+                                                                825,440
  157,600  Connetics Corporation+                                                                       1,457,800
   51,975  Medicis Pharmaceutical Corporation Class A+                                                  2,124,218
   38,139  Neurocrine Biosciences Incorporated+                                                         1,563,699
  281,836  Novavax Incorporated+                                                                        1,220,350
   57,797  NPS Pharmaceuticals Incorporated+                                                            1,188,769
   40,752  Olin Corporation                                                                               667,518
  108,610  Penwest Pharmaceuticals Company+                                                               904,721
  116,375  Scios Incorporated+                                                                          2,961,743
   69,375  Serologicals Corporation+                                                                      928,931

                                                                                                       15,903,535
                                                                                                    -------------

                                       79

SHARES     SECURITY NAME                                                                                VALUE
COMMUNICATIONS - 3.87%
   71,727  Cumulus Media Incorporated Class A+                                                      $   1,265,982
  236,655  Entravision Communications Corporation+                                                      3,135,678
  158,550  Extreme Networks Incorporated+                                                                 667,496
   81,703  Salem Communications Corporation Class A+                                                    1,831,781

                                                                                                        6,900,937
                                                                                                    -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 8.23%
  268,475  BankAtlantic Bancorp Incorporated Class A                                                    2,410,905
  105,135  BankUnited Financial Corporation Class A+                                                    1,676,903
   49,450  Boston Private Financial Holdings Incorporated                                               1,053,285
   49,159  Commerce Bancshares Incorporated                                                             1,920,642
   46,600  Cullen/Frost Bankers Incorporated                                                            1,591,390
  109,400  Sterling Bancshares Incorporated                                                             1,429,858
   48,500  Texas Regional Bancshares Incorporated                                                       1,624,265
   34,150  UCBH Holdings Incorporated                                                                   1,341,754
   33,900  Umpqua Holdings Corporation                                                                    556,977
   36,975  United Bankshares Incorporated                                                               1,072,645

                                                                                                       14,678,624
                                                                                                    -------------

EATING & DRINKING PLACES - 0.43%
   96,840  Buca Incorporated+                                                                             774,720
                                                                                                    -------------

EDUCATIONAL SERVICES - 2.08%
   56,500  Education Management Corporation+                                                            2,501,254
   88,200  Sylvan Learning Systems Incorporated+                                                        1,206,576

                                                                                                        3,707,830
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.18%
   48,944  Advanced Energy Industries Incorporated+                                                       435,602
   34,550  American Power Conversion Corporation+                                                         330,298
  113,875  ARM Holdings plc ADR+                                                                          671,863
   98,819  Exar Corporation+                                                                            1,141,359
   69,375  Integrated Circuit Systems Incorporated+                                                     1,089,188
  114,116  Intersil Corporation Class A+                                                                1,478,943
  132,700  Marvell Technology Group Limited+                                                            2,103,295
  153,450  Network Appliance Incorporated+                                                              1,124,789
   76,450  Novellus Systems Incorporated+                                                               1,590,925
   86,475  Semtech Corporation+                                                                           838,808
   28,550  Silicon Image Incorporated+                                                                    116,770
   99,095  Skyworks Solutions Incorporated+                                                               448,900
   86,775  Varian Semiconductor Equipment Associates Incorporated+                                      1,426,581

                                                                                                       12,797,321
                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 8.36%
  133,875  Affymetrix Incorporated+                                                                     2,784,599
   75,075  Corporate Executive Board Company+                                                           2,143,391
   67,055  ICON plc ADR+                                                                                1,434,977
  101,250  Kroll Incorporated+                                                                          2,007,788

                                       80

SHARES     SECURITY NAME                                                                                VALUE
   76,550  MIM Corporation+                                                                         $     723,398
   58,090  MTC Technologies Inc+                                                                        1,257,649
  124,900  Myriad Genetics Incorporated+                                                                1,978,416
  150,350  PRG-Schultz International Incorporated+                                                      1,861,333
   21,825  Transkaryotic Therapies Incorporated+                                                          711,888

                                                                                                       14,903,439
                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.51%
   44,300  99 Cents Only Stores+                                                                          917,010
                                                                                                    -------------

HEALTH SERVICES - 6.09%
    2,950  Amsurg Corp+                                                                                    89,002
   71,250  Apria Healthcare Group Incorporated+                                                         1,678,650
  114,005  Covance Incorporated+                                                                        2,231,078
   46,600  DIANON Systems Incorporated+                                                                 2,204,646
   30,722  IMPATH Incorporated+                                                                           396,621
  101,550  Option Care Incorporated+                                                                      898,718
   62,575  Pediatrix Medical Group Incorporated+                                                        1,939,199
   61,625  RehabCare Group Incorporated+                                                                1,425,386

                                                                                                       10,863,300
                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.52%
   60,475  Electronics Boutique Holdings Corporation+                                                   1,660,039
   82,475  Ultimate Electronics Incorporated+                                                           1,051,556

                                                                                                        2,711,595
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.49%
    8,802  Advanced Digital Information Corporation+                                                       42,250
  124,975  Scientific Games Corporation+                                                                  837,457

                                                                                                          879,707
                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.27%
   30,300  Hilb Rogal & Hamilton Company                                                                1,249,875
   64,107  Hub International Limited                                                                    1,012,891

                                                                                                        2,262,766
                                                                                                    -------------

INSURANCE CARRIERS - 3.79%
   81,475  Centene Corporation+                                                                         2,174,568
  177,260  Max Re Capital Limited                                                                       1,804,507
  110,400  Odyssey RE Holdings Corporation                                                              1,833,744
   27,313  Triad Guaranty Incorporated+                                                                   951,039

                                                                                                        6,763,858
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.68%
   25,150  Bio-Rad Laboratories Incorporated+                                                             947,149
   28,675  Cerus Corporation+                                                                             478,012
   32,750  Cooper Companies Incorporated                                                                1,719,375
   24,750  FLIR Systems Incorporated+                                                                     866,003
   23,750  Igen International Incorporated+                                                               709,650

                                       81

SHARES     SECURITY NAME                                                                                VALUE
   93,625  Integra LifeSciences Holdings Corporation+                                               $   1,487,701
   45,225  Invision Technologies Incorporated+                                                          1,447,652
  110,387  MedSource Technologies Incorporated+                                                           830,110
  124,875  Photon Dynamics Incorporated+                                                                2,326,421
   97,573  Therasense Incorporated+                                                                     1,362,119
   54,800  Varian Incorporated+                                                                         1,513,028

                                                                                                       13,687,220
                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.25%
  117,575  Leapfrog Enterprises Incorporated Class A+                                                   2,222,168
                                                                                                    -------------

MISCELLANEOUS RETAIL - 0.25%
   25,400  J Jill Group Incorporated+                                                                     442,468
                                                                                                    -------------

MOTION PICTURES - 0.26%
   37,700  Macrovision Corporation+                                                                       461,071
                                                                                                    -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.72%
   44,925  Arkansas Best Corporation+                                                                   1,288,943
                                                                                                    -------------

OIL & GAS EXTRACTION - 6.53%
   24,825  Evergreen Resources Incorporated+                                                            1,017,329
  303,415  Key Energy Services Incorporated+                                                            2,390,909
   37,254  Newfield Exploration Company+                                                                1,251,362
   40,400  Patterson-UTI Energy Incorporated+                                                           1,030,604
  143,424  Pride International Incorporated+                                                            1,864,512
   29,225  Stone Energy Corporation+                                                                      949,813
  100,375  Tetra Technologies Incorporated+                                                             2,022,556
   48,655  Tom Brown Incorporated+                                                                      1,114,200

                                                                                                       11,641,285
                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.56%
   25,575  Jefferies Group Incorporated                                                                   975,942
   66,725  Raymond James Financial Incorporated                                                         1,806,246

                                                                                                        2,782,188
                                                                                                    -------------

TRANSPORTATION BY AIR - 0.95%
  109,375  Atlantic Coast Airlines Holdings+                                                            1,011,719
   52,025  SkyWest Incorporated                                                                           681,528

                                                                                                        1,693,247
                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 0.33%
   58,125  Insight Enterprises Incorporated+                                                              589,969
                                                                                                    -------------

WHOLESALE TRADE-NONDURABLE GOODS - 3.32%
   57,450  Kenneth Cole Productions Incorporated+                                                       1,166,235
   97,829  Priority Healthcare Corporation+                                                             2,465,292
   91,450  School Specialty Incorporated+                                                               2,287,165
                                                                                                        5,918,692
                                                                                                    -------------
TOTAL COMMON STOCK (COST $200,940,541)                                                                168,132,270
                                                                                                    -------------

                                       82

SHARES     SECURITY NAME                                                                                VALUE
WARRANTS - 0.00%
      108  Imperial Credit Industry Warrants                                                        $           0
       15  US Surgical Corporation(a)                                                                           0

TOTAL WARRANTS (COST $0)                                                                                        0
                                                                                                    -------------

PRINCIPAL                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 5.24%

REPURCHASE AGREEMENTS - 5.24%
$ 4,400,000  Goldman Sachs & Company - 102%
              Collateralized by US Government Securities                1.85%        10/1/02            4,400,000
  4,952,000  Morgan Stanley & Company Incorporated - 102%
              Collateralized by US Government Securities                1.85         10/1/02            4,952,000

TOTAL SHORT-TERM INVESTMENTS (COST $9,352,000)                                                          9,352,000
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $210,292,541)*                                       99.53%                                   $ 177,484,270
Other Assets and Liabilities, Net                           0.47                                          839,393
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 178,323,663
                                                          ======                                    =============

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS 220,967,417 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                  $   6,269,606
    Gross Unrealized Depreciation                                    (49,752,753)
                                                                   -------------
    NET UNREALIZED DEPRECIATION                                    $ (43,483,147)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL CAP OPPORTUNITIES FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 88.36%

APPAREL & ACCESSORY STORES - 3.12%
  163,200  American Eagle Outfitters Incorporated+                                                  $   1,968,192
  135,000  Claire's Stores Incorporated                                                                 2,943,000
  115,400  Pacific Sunwear of California Incorporated+                                                  2,349,544
   83,300  Too Incorporated+                                                                            1,939,224

                                                                                                        9,199,960
                                                                                                    -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.30%
   95,000  Tommy Hilfiger Corporation+                                                                    888,250
                                                                                                    -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.91%
   27,300  Advance Auto Parts+                                                                          1,439,802
  146,500  O'Reilly Automotive Incorporated+                                                            4,192,830

                                                                                                        5,632,632
                                                                                                    -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.83%
   98,700  Ryder System Incorporated                                                                    2,460,591
                                                                                                    -------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.80%
  215,200  Clayton Homes Incorporated                                                                   2,362,896
                                                                                                    -------------

BUSINESS SERVICES - 10.48%
   88,100  Alliance Data Systems Corporation+                                                           1,334,715
   99,800  Arbitron Incorporated+                                                                       3,403,180
   88,700  Avocent Corporation+                                                                         1,186,806
  119,300  Catalina Marketing Corporation+                                                              3,349,944
   62,300  Cerner Corporation+                                                                          2,193,583
   89,000  Mentor Graphics Corporation+                                                                   434,320
  249,200  MPS Group Incorporated+                                                                      1,445,360
  162,500  NDCHealth Corporation                                                                        2,526,875
  230,600  Progress Software Corporation+                                                               2,790,260
  239,600  Rational Software Corporation+                                                               1,035,072
  108,708  Rent-A-Center Incorporated+                                                                  5,647,381
  215,400  Sybase Incorporated+                                                                         2,502,948
   49,000  Symantec Corporation+                                                                        1,649,830
  163,100  United Rentals Incorporated+                                                                 1,376,564

                                                                                                       30,876,838
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 2.19%
  113,700  Charles River Laboratories International Incorporated+                                       4,462,725
   49,173  Medicis Pharmaceutical Corporation Class A+                                                  2,009,701

                                                                                                        6,472,426
                                                                                                    -------------

COMMUNICATIONS - 3.41%
  139,400  Certegy Incorporated+                                                                        2,801,940
   69,000  Entercom Communications Corporation+                                                         3,268,530
  155,300  Global Payments Incorporated                                                                 3,975,680

                                                                                                       10,046,150
                                                                                                    -------------

                                       84

SHARES     SECURITY NAME                                                                                VALUE
DOMESTIC DEPOSITORY INSTITUTIONS - 0.57%
   91,600  Greater Bay Bancorp                                                                      $   1,666,204
                                                                                                    -------------

EATING & DRINKING PLACES - 6.01%
  160,700  AFC Enterprises+                                                                             3,244,533
  222,750  Applebee's International Incorporated                                                        4,882,680
  163,800  CBRL Group Incorporated                                                                      3,737,916
   21,361  CEC Entertainment Incorporated+                                                                728,624
  273,405  Ruby Tuesday Incorporated                                                                    5,134,546

                                                                                                       17,728,299
                                                                                                    -------------

EDUCATIONAL SERVICES - 0.84%
  181,300  Sylvan Learning Systems Incorporated+                                                        2,480,184
                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.28%
  108,900  Waste Connections Incorporated+                                                              3,788,631
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.39%
  136,500  A O Smith Corporation                                                                        3,879,330
  113,300  Advanced Energy Industries Incorporated+                                                     1,008,370
  237,000  Aeroflex Incorporated+                                                                       1,194,480
  154,400  Amphenol Corporation Class A+                                                                4,786,400
  120,204  CTS Corporation                                                                                552,938
  209,900  Exar Corporation+                                                                            2,424,346
  184,200  Lattice Semiconductor Corporation+                                                           1,145,724
  103,200  Micrel Incorporated+                                                                           635,712
  128,300  Semtech Corporation+                                                                         1,244,510
   78,700  Technitrol Incorporated                                                                      1,176,565
   48,000  Varian Semiconductor Equipment Associates Incorporated+                                        789,120

                                                                                                       18,837,495
                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.06%
   90,500  Pharmaceutical Product Development Incorporated+                                             1,750,270
  172,650  Tetra Tech Incorporated+                                                                     1,379,474

                                                                                                        3,129,744
                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.76%
  428,800  Crown Cork & Seal Company Incorporated+                                                      2,251,200
                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 2.62%
  143,711  Constellation Brands Incorporated+                                                           3,319,724
  119,982  J M Smucker Company                                                                          4,403,339

                                                                                                        7,723,063
                                                                                                    -------------

FURNITURE & FIXTURES - 1.32%
   73,900  Ethan Allen Interiors Incorporated                                                           2,391,404
   66,000  Furniture Brands International Incorporated+                                                 1,514,700

                                                                                                        3,906,104
                                                                                                    -------------

                                       85

SHARES     SECURITY NAME                                                                                VALUE
GENERAL MERCHANDISE STORES - 1.85%
  182,300  Big Lots Incorporated+                                                                   $   2,885,809
  257,200  Foot Locker Incorporated+                                                                    2,569,428

                                                                                                        5,455,237
                                                                                                    -------------

HEALTH SERVICES - 6.00%
  179,500  Covance Incorporated+                                                                        3,512,815
   81,930  Coventry Health Care Incorporated+                                                           2,662,725
  125,375  DaVita Incorporated+                                                                         2,958,850
  174,500  First Health Group Corporation+                                                              4,732,440
   74,600  Universal Health Services Incorporated Class B+                                              3,815,790

                                                                                                       17,682,620
                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.03%
   67,880  Affiliated Managers Group Incorporated+                                                      3,028,127
                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.66%
   71,348  Electronics Boutique Holdings Corporation+                                                   1,958,503
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.91%
  287,600  Advanced Digital Information Corporation+                                                    1,380,480
  171,500  Flowserve Corporation+                                                                       1,715,000
  184,800  Grant Prideco Incorporated+                                                                  1,578,192
   66,600  Manitowoc Company Incorporated                                                               1,821,510
  560,400  Maxtor Corporation+                                                                          1,462,644
   96,200  Pentair Incorporated                                                                         3,575,754
  119,300  ProQuest Company+                                                                            3,620,755
   43,300  Zebra Technologies Corporation+                                                              2,281,481

                                                                                                       17,435,816
                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.54%
  110,400  Hilb Rogal & Hamilton Company                                                                4,554,000
                                                                                                    -------------

INSURANCE CARRIERS - 1.97%
  115,122  AmerUs Group Company                                                                         3,264,860
   48,300  StanCorp Financial Group Incorporated                                                        2,555,070

                                                                                                        5,819,930
                                                                                                    -------------

LEATHER & LEATHER PRODUCTS - 1.13%
  221,200  Wolverine World Wide Incorporated                                                            3,318,000
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.89%
   54,200  Bausch & Lomb Incorporated                                                                   1,797,814
   66,600  Edward Lifesciences Corporation+                                                             1,704,294
  101,500  Fisher Scientific International Incorporated+                                                3,080,525
  251,914  PerkinElmer Incorporated                                                                     1,372,931
  214,000  Tektronix Incorporated+                                                                      3,516,020

                                                                                                       11,471,584
                                                                                                    -------------

                                       86

SHARES     SECURITY NAME                                                                                VALUE
MISCELLANEOUS RETAIL - 4.60%
  150,700  Barnes & Noble Incorporated+                                                             $   3,188,812
   92,300  Borders Group Incorporated+                                                                  1,458,340
  128,900  Michaels Stores Incorporated+                                                                5,890,730
  139,900  PETCO Animal Supplies Incorporated+                                                          3,034,445

                                                                                                       13,572,327
                                                                                                    -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.33%
   99,300  USFreightways Corporation                                                                    2,847,924
   58,100  Werner Enterprises Incorporated                                                              1,067,878

                                                                                                        3,915,802
                                                                                                    -------------

OIL & GAS EXTRACTION - 3.79%
   63,900  Cal Dive International Incorporated+                                                         1,288,671
1,026,200  Grey Wolf Incorporated+                                                                      3,694,320
  231,500  Key Energy Services Incorporated+                                                            1,824,220
  171,500  Patterson-UTI Energy Incorporated+                                                           4,374,965

                                                                                                       11,182,176
                                                                                                    -------------

PERSONAL SERVICES - 0.20%
   20,600  Regis Corporation                                                                              582,774
                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.65%
   42,800  Scholastic Corporation+                                                                      1,912,304
                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.20%
  140,700  Reebok International Limited+                                                                3,524,535
                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.11%
  121,800  Federated Investors Incorporated Class B                                                     3,287,382
                                                                                                    -------------

TEXTILE MILL PRODUCTS - 2.54%
  166,600  Albany International Corporation Class A                                                     3,162,068
   86,896  Mohawk Industries Incorporated+                                                              4,314,386

                                                                                                        7,476,454
                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 0.95%
   70,500  Winnebago Industries Incorporated                                                            2,786,865
                                                                                                    -------------

TRANSPORTATION SERVICES - 0.79%
  205,800  Pacer International Incorporated+                                                            2,335,830
                                                                                                    -------------

WHOLESALE TRADE-NONDURABLE GOODS - 3.33%
  232,200  Airgas Incorporated+                                                                         3,048,786
   89,100  Henry Schein Incorporated+                                                                   4,700,025
   60,900  Performance Food Group Company+                                                              2,068,164

                                                                                                        9,816,975
                                                                                                    -------------
TOTAL COMMON STOCK (COST $291,476,246)                                                                260,567,908
                                                                                                    -------------

                                       87

PRINCIPAL     SECURITY NAME                                        INTEREST RATE  MATURITY DATE         VALUE
SHORT-TERM INVESTMENT - 10.67%

REPURCHASE AGREEMENT - 10.67%
$ 31,459,538  Goldman Sachs & Company - 102%
               Collateralized by US Government Securities               1.96%        10/1/02        $  31,459,538

                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $31,459,538)                                                         31,459,538
                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $322,935,784)*                                       99.03%                                   $ 292,027,446
Other Assets and Liabilities, Net                           0.97                                        2,852,728
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 294,880,174
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $323,719,668 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                  $  34,614,012
    Gross Unrealized Depreciation                                    (66,306,234)
                                                                   -------------
    NET UNREALIZED DEPRECIATION                                    $ (31,692,222)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL COMPANY GROWTH FUND

FACE/SHARE
AMOUNT     SECURITY NAME                                                                                VALUE
      N/A  Wells Fargo Small Company Growth Portfolio                                               $ 330,601,046
                                                                                                    -------------

TOTAL INVESTMENT IN CORE PORTFOLIO - (COST $386,502,758)                                              330,601,046
                                                                                                    -------------

TOTAL INVESTMENT IN CORE PORTFOLIO
(COST $386,502,758)                                       100.19%                                   $ 330,601,046
Other Assets and Liabilities, Net                          (0.19)                                        (637,013)
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $ 329,964,033
                                                          ======                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL COMPANY VALUE FUND

FACE/SHARE
AMOUNT     SECURITY NAME                                                                                VALUE
      N/A  Wells Fargo Small Company Value Portfolio                                                $  14,379,359
                                                                                                    -------------

TOTAL INVESTMENT IN CORE PORTFOLIO - (COST $17,236,977)                                                14,379,359
                                                                                                    -------------

TOTAL INVESTMENT IN CORE PORTFOLIO
(COST $17,236,977)                                         98.08%                                   $  14,379,359
Other Assets and Liabilities, Net                           1.92                                          281,250
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $  14,660,609
                                                          ======                                    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SPECIALIZED HEALTH SCIENCES FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 96.06%

AGRICULTURAL SERVICES - 0.69%
   16,600  VCA Antech Incorporated+                                                                 $     204,844
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 46.50%
   22,000  Abgenix Incorporated+                                                                          142,780
    9,900  Adolor Corporation+                                                                            138,798
   11,000  Altana AG                                                                                      400,587
   16,300  American Pharmaceutical Partners Incorporated+                                                 266,179
   31,000  Amgen Incorporated+                                                                          1,292,700
    8,600  Aventis SA                                                                                     450,444
   22,500  Axcan Pharma Incorporated+                                                                     215,775
   10,650  Biovail Corporation+                                                                           262,949
   16,750  Cephalon Incorporated+                                                                         683,735
    8,700  Charles River Laboratories International Incorporated+                                         341,475
    7,000  Forest Laboratories Incorporated+                                                              574,070
   26,550  Genentech Incorporated+                                                                        866,327
   27,000  Gilead Sciences Incorporated+                                                                  905,310
   15,200  IDEC Pharmaceuticals Corporation+                                                              631,104
   11,000  InterMune Incorporated+                                                                        361,020
   16,300  MedImmune Incorporated+                                                                        340,181
   20,500  OSI Pharmaceuticals Incorporated+                                                              347,885
   61,450  Pfizer Incorporated                                                                          1,783,279
   35,000  Pharmacia Corporation                                                                        1,360,800
   26,800  Schering-Plough Corporation                                                                    571,376
    7,400  Teva Pharmaceutical Industries Limited ADR                                                     495,800
    6,050  UCB SA                                                                                         174,584
   39,950  Wyeth                                                                                        1,270,410

                                                                                                       13,877,568
                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.06%
    5,900  Seattle Genetics Incorporated+                                                                  18,998
                                                                                                    -------------

HEALTH SERVICES - 9.98%
   20,200  HCA Incorporated                                                                               961,722
   15,900  Laboratory Corporation of America Holdings+                                                    537,102
   15,550  Tenet Healthcare Corporation+                                                                  769,725
   13,900  Universal Health Services Incorporated Class B+                                                710,985

                                                                                                        2,979,534
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.89%
   13,100  Varian Medical Systems Incorporated+                                                           563,169
                                                                                                    -------------

INSURANCE CARRIERS - 6.61%
   22,500  AdvancePCS+                                                                                    506,925
    4,650  Anthem Incorporated+                                                                           302,250
    7,500  UnitedHealth Group Incorporated                                                                654,150
    6,950  Wellpoint Health Networks Incorporated+                                                        509,435

                                                                                                        1,972,760
                                                                                                    -------------

                                       91

SHARES     SECURITY NAME                                                                                VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 18.75%
   11,000  Allergan Incorporated                                                                    $     598,400
   15,100  Boston Scientific Corporation+                                                                 476,556
   10,300  Conceptus Incorporated+                                                                        157,590
   28,700  Kyphon Incorporated+                                                                           378,840
   34,500  Medtronic Incorporated                                                                       1,453,140
   46,600  Rita Medical Systems Incorporated+                                                             204,527
   20,200  St Jude Medical Incorporated+                                                                  721,140
   12,400  Stryker Corporation                                                                            714,240
   17,800  Therasense Incorporated+                                                                       248,488
   27,400  Urologix Incorporated+                                                                         124,944
    4,500  Wright Medical Group Incorporated+                                                              85,635
   11,300  Zimmer Holdings Incorporated+                                                                  433,242

                                                                                                        5,596,742
                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 4.54%
   25,050  Johnson & Johnson                                                                            1,354,704
                                                                                                    -------------

WHOLESALE TRADE-NONDURABLE GOODS - 7.04%
   13,000  AmerisourceBergen Corporation                                                                  928,460
   18,850  Cardinal Health Incorporated                                                                 1,172,470

                                                                                                        2,100,930
                                                                                                    -------------
TOTAL COMMON STOCK (COST $31,970,414)                                                                  28,669,249
                                                                                                    -------------

PRINCIPAL                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 2.73%

REPURCHASE AGREEMENT - 2.73%
$ 813,619  Goldman Sachs & Company - 102%
            Collateralized by US Government Securities                  1.96%        10/1/02              813,619
                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENT (COST $813,619)                                                               813,619

TOTAL INVESTMENTS IN SECURITIES
(COST $32,784,033)*                                        98.79%                                   $  29,482,868
Other Assets and Liabilities, Net                           1.21                                          361,106
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $  29,843,974
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $33,891,155 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                   $  1,300,043
    Gross Unrealized Depreciation                                     (5,708,330)
                                                                    ------------
    NET UNREALIZED DEPRECIATION                                     $ (4,408,287)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SPECIALIZED TECHNOLOGY FUND

SHARES     SECURITY NAME                                                                                VALUE
COMMON STOCK - 85.32%

BUSINESS SERVICES - 44.29%
   42,690  Affiliated Computer Services Incorporated Class A+                                       $   1,816,460
   12,350  BEA Systems Incorporated+                                                                       63,973
   29,600  BISYS Group Incorporated+                                                                      494,616
   44,470  Brocade Communications Systems Incorporated+                                                   334,859
   14,700  Business Objects SA ADR+                                                                       156,114
    7,850  Check Point Software Technologies Limited+                                                     107,859
   20,210  Computer Sciences Corporation+                                                                 561,636
   31,850  Concord EFS Incorporated+                                                                      505,778
   27,850  eBay Incorporated+                                                                           1,470,759
    4,100  Electronic Arts Incorporated+                                                                  270,436
    9,760  First Data Corporation                                                                         272,792
    8,000  Infosys Technologies Limited ADR                                                               433,600
   19,320  Internet Security Systems Incorporated+                                                        238,022
   23,380  Intuit Incorporated+                                                                         1,064,491
   28,790  Mercury Interactive Corporation+                                                               494,036
   59,130  Microsoft Corporation+                                                                       2,583,390
  265,350  Misys plc                                                                                      621,771
    9,810  NetIQ Corporation+                                                                             142,245
   49,560  Network Associates Incorporated+                                                               526,823
   46,740  Overture Services Incorporated+(b)                                                           1,101,662
  115,470  Red Hat Incorporated+                                                                          548,483
    3,380  SAP AG ADR                                                                                      38,025
    2,100  Softbank Corporation                                                                            20,320
   25,260  Symantec Corporation+                                                                          850,504
    3,000  Trend Micro Incorporated+                                                                       78,857
    5,890  Unisys Corporation+                                                                             41,230
   12,610  Veritas Software Corporation+                                                                  185,493
   36,750  WebEx Communications Incorporated+                                                             411,233
      112  Yahoo Japan Corporation+                                                                     1,389,190
   37,820  Yahoo! Incorporated+                                                                           361,937

                                                                                                       17,186,594
                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 2.75%
   23,170  Gilead Sciences Incorporated+                                                                  776,890
    2,480  Rohm Company Limited                                                                           291,106

                                                                                                        1,067,996
                                                                                                    -------------

COMMUNICATIONS - 1.45%
   36,330  Extreme Networks Incorporated+                                                                 152,949
   74,600  Foundry Networks Incorporated+                                                                 408,808

                                                                                                          561,757
                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.79%
    6,430  Ase Test Limited+                                                                               22,698
    3,460  ASM International NV ADR+                                                                       31,313

                                       93

SHARES     SECURITY NAME                                                                                VALUE
   14,270  CIENA Corporation+                                                                       $      42,382
    6,250  Hirose Electric Company Limited                                                                448,702
   37,400  Integrated Circuit Systems Incorporated+                                                       587,180
   20,390  Integrated Device Technology Incorporated+                                                     212,872
    8,980  L-3 Communications Holdings Incorporated+(b)                                                   473,246
    3,200  Mabuchi Motor Company                                                                          282,569
    5,090  Marvell Technology Group Limited+                                                               80,677
    7,155  Microchip Technology Incorporated+                                                             146,320
    2,320  Micron Technology Incorporated+                                                                 28,698
   30,500  Network Appliance Incorporated+(b)                                                             223,565
   60,690  Nokia OYJ ADR                                                                                  804,143
    5,540  QLogic Corporation+                                                                            144,262
   26,980  Qualcomm Incorporated+                                                                         745,188
   28,080  RF Micro Devices Incorporated+                                                                 168,480
    4,520  STMicroelectronics NV NY Shares                                                                 61,156
    1,590  Texas Instruments Incorporated                                                                  23,484
   79,490  UTStarcom Incorporated+                                                                      1,213,812

                                                                                                        5,740,747
                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.68%
    8,740  Alliant Techsystems Incorporated+(b)                                                           605,245
   12,700  Lockheed Martin Corporation(b)                                                                 821,309

                                                                                                        1,426,554
                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.30%
    1,380  CDW Computer Centers Incorporated+                                                              58,457
   95,640  Cisco Systems Incorporated+                                                                  1,002,307
   34,660  Dell Computer Corporation+(b)                                                                  815,203
   22,030  EMC Corporation+                                                                               100,677
   17,930  Emulex Corporation+                                                                            201,892
   45,160  Hewlett-Packard Company                                                                        527,017
    8,500  IBM Corporation                                                                                496,315
      720  Logitech International SA+                                                                      20,282

                                                                                                        3,222,150
                                                                                                    -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.76%
    6,000  Canon Incorporated                                                                             196,156
   16,650  Raytheon Company                                                                               487,845

                                                                                                          684,001
                                                                                                    -------------

MISCELLANEOUS RETAIL - 1.02%
   24,800  Amazon.Com Incorporated+(b)                                                                    395,064
                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 1.50%
    4,680  Northrop Grumman Corporation(b)                                                                580,507
                                                                                                    -------------

TRANSPORTATION SERVICES - 2.52%
   19,270  Expedia Incorporated Class A+                                                                  976,025
                                                                                                    -------------

                                       94

SHARES     SECURITY NAME                                                                                VALUE
WHOLESALE TRADE-DURABLE GOODS - 3.26%
   42,000  Insight Enterprises Incorporated+                                                        $     426,299
    3,600  Kyocera Corporation                                                                            241,004
    4,920  Samsung Electronics GDR                                                                        598,093

                                                                                                        1,265,396
                                                                                                    -------------
TOTAL COMMON STOCK (COST $39,792,245)                                                                  33,106,791

CLOSED END MUTUAL FUNDS - 2.12%
   17,790  iShares NASDAQ Biotechnology Index                                                             822,788
                                                                                                    -------------
TOTAL CLOSED END MUTUAL FUNDS (COST $887,582)                                                             822,788
                                                                                                    -------------

PRINCIPAL                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 8.84%

REPURCHASE AGREEMENT - 8.84%
$ 3,430,754  Goldman Sachs & Company - 102%
              Collateralized by US Government Securities                1.96%        10/1/02            3,430,754
                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENT (COST $3,430,754)                                                           3,430,754
                                                                                                    -------------

PURCHASED CALL OPTION - 0.32%

CONTRACTS                                                              PRICE/EXPIRATION DATE
       35  S&P 500 Index                                                $ 8.25/November 2002              124,600
                                                                                                    -------------

TOTAL PURCHASED CALL OPTION (COST $158,330)                                                               124,600
                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $44,268,911)*                                        96.60%                                   $  37,484,933
Other Assets and Liabilities, Net                           3.40                                        1,318,246
                                                          ------                                    -------------
TOTAL NET ASSETS                                          100.00%                                   $  38,803,179
                                                          ======                                    =============

+   NON-INCOME EARNING SECURITIES.
(b) PORTION OF THE SECURITY IS SEGREGATED AS COLLATERAL FOR OPTIONS WRITTEN. (SEE NOTE 2)
* COST FOR FEDERAL INCOME TAX PURPOSES IS $47,951,218 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                  $     866,606
    Gross Unrealized Depreciation                                    (11,332,891)
                                                                   -------------
    NET UNREALIZED DEPRECIATION                                    $ (10,466,285)

SCHEDULE OF SECURITIES SOLD SHORT - SEPTEMBER 30, 2002

SHARES     DESCRIPTION                                                                                  VALUE
 (21,500)  Semiconductor HOLDRs Trust                                                               $    (412,585)
                                                                                                    -------------
TOTAL SECURITIES SOLD SHORT
(TOTAL PROCEEDS $410,816)                                                                           $    (412,585)
                                                                                                    -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS             STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2002

                                                         DIVERSIFIED        DIVERSIFIED             EQUITY
                                                              EQUITY          SMALL CAP             INCOME
----------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   In securities, at market value (see cost below)   $ 1,170,019,588    $   192,795,591    $ 1,126,017,219
   Repurchase Agreements                                           0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                      1,170,019,588        192,795,591      1,126,017,219
                                                     ---------------    ---------------    ---------------
   Cash                                                            0                  0                  0
   Collateral for securities loaned                                0                  0                  0
   Receivable for dividends and interest and other
    receivables                                                    0                  0                  0
   Receivable for investments sold                                 0                  0                  0
   Receivable for Fund shares issued                       1,340,060            782,184          1,949,050
   Receivable for options and short sales                          0                  0                  0
   Receivable from Advisor and Affiliates                          0                  0                  0
   Prepaid expenses and other assets                               0              1,585             23,533
                                                     ---------------    ---------------    ---------------
TOTAL ASSETS                                           1,171,359,648        193,579,360      1,127,989,802
                                                     ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0                  0
   Securities sold short, at fair value                            0                  0                  0
   Payable for investments purchased                               0                  0                  0
   Payable for securities loaned                                   0                  0                  0
   Dividends payable                                               0                  0              1,339
   Payable for Fund shares redeemed                        6,172,619            396,968          1,673,943
   Payable to Advisor and Affiliates                         251,312             43,174             44,206
   Payable to other related parties                          159,970             27,604            221,638
   Accrued expenses and other liabilities                    137,065            124,985            209,056
   Payable for daily variation margin on future
    contracts                                                      0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL LIABILITIES                                          6,720,966            592,731          2,150,182
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $ 1,164,638,682    $   192,986,629    $ 1,125,839,620
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $ 1,152,721,479    $   228,163,735    $ 1,291,299,310
   Undistributed net investment income (loss)              9,212,946            (93,688)           828,350
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions        (37,354,108)       (15,983,833)        80,989,442
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                     40,058,365        (19,099,585)      (247,277,482)
   Net unrealized appreciation (depreciation) of
    futures                                                        0                  0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $ 1,164,638,682    $   192,986,629    $ 1,125,839,620
                                                     ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $    57,875,866                N/A    $   124,014,575
Shares outstanding - Class A                               1,995,935                N/A          4,315,110
Net asset value per share - Class A                  $         29.00                N/A    $         28.74
Maximum offering price per share - Class A(1)        $         30.77                N/A    $         30.49
Net assets - Class B                                 $    85,035,120                N/A    $    91,888,958
Shares outstanding - Class B                               3,020,568                N/A          3,199,372
Net asset value and offering price per share -
 Class B                                             $         28.15                N/A    $         28.72
Net assets - Class C                                 $     6,729,907                N/A    $     7,414,693
Shares outstanding - Class C                                 235,672                N/A            251,151
Net asset value per share - Class C                  $         28.56                N/A    $         29.52
Maximum offering price per share - Class C(2)        $         28.85                N/A    $         29.82
Net assets - Institutional Class                     $ 1,014,997,789    $   192,986,629    $   902,521,394
Shares outstanding - Institutional Class                  34,945,815         22,178,156         31,419,838
Net asset value and offering price per share -
 Institutional Class                                 $         29.04    $          8.70    $         28.72
Net assets - Class O                                             N/A                N/A                N/A
Shares outstanding - Class O                                     N/A                N/A                N/A
Net asset value and offering price per share -
 Class O                                                         N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $ 1,129,961,223    $   211,895,176    $ 1,373,294,701
                                                     ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $             0    $             0    $             0
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $             0
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $             0

                                       96

                                                              EQUITY             EQUITY
                                                               INDEX              VALUE             GROWTH
----------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   In securities, at market value (see cost below)   $   310,365,641    $    63,906,844    $   207,147,212
   Repurchase Agreements                                  12,426,000            776,000          2,577,948
                                                     ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                        322,791,641         64,682,844        209,725,160
                                                     ---------------    ---------------    ---------------
   Cash                                                       50,264             56,339             59,822
   Collateral for securities loaned                       33,057,858          1,081,538         38,191,037
   Receivable for dividends and interest and other
    receivables                                              450,196            191,500             85,245
   Receivable for investments sold                                 0                  0            391,484
   Receivable for Fund shares issued                         193,737             30,347             26,299
   Receivable for options and short sales                          0                  0                  0
   Receivable from Advisor and Affiliates                          0                  0                  0
   Prepaid expenses and other assets                           2,770                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL ASSETS                                             356,546,466         66,042,568        248,479,047
                                                     ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0                  0
   Securities sold short, at fair value                            0                  0                  0
   Payable for investments purchased                          42,867                  0          1,008,405
   Payable for securities loaned                          33,057,858          1,081,538         38,191,037
   Dividends payable                                               0                  0                  0
   Payable for Fund shares redeemed                          435,590             63,662            211,481
   Payable to Advisor and Affiliates                          13,382             13,095             83,069
   Payable to other related parties                          185,731             49,279            111,046
   Accrued expenses and other liabilities                    126,377             71,753            248,868
   Payable for daily variation margin on future
    contracts                                                173,275                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL LIABILITIES                                         34,035,080          1,279,327         39,853,906
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   322,511,386    $    64,763,241    $   208,625,141
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $   228,292,434    $    83,454,858    $   287,162,381
   Undistributed net investment income (loss)              2,896,845            453,720                  0
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions         14,299,014         (1,959,180)       (77,135,845)
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                     78,123,018        (17,186,157)        (1,401,395)
   Net unrealized appreciation (depreciation) of
    futures                                               (1,099,925)                 0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   322,511,386    $    64,763,241    $   208,625,141
                                                     ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $   271,640,434    $    12,410,386    $   120,776,593
Shares outstanding - Class A                               7,131,362          1,836,755         12,864,857
Net asset value per share - Class A                  $         38.09    $          6.76    $          9.39
Maximum offering price per share - Class A(1)        $         40.41    $          7.17    $          9.96
Net assets - Class B                                 $    50,635,419    $    21,962,639    $    19,918,453
Shares outstanding - Class B                               1,339,456          4,049,516          3,078,664
Net asset value and offering price per share -
 Class B                                             $         37.80    $          5.42    $          6.47
Net assets - Class C                                             N/A    $       558,332                N/A
Shares outstanding - Class C                                     N/A            102,957                N/A
Net asset value per share - Class C                              N/A    $          5.42                N/A
Maximum offering price per share - Class C(2)                    N/A    $          5.47                N/A
Net assets - Institutional Class                                 N/A    $    29,831,884    $    67,930,095
Shares outstanding - Institutional Class                         N/A          4,408,130          6,146,929
Net asset value and offering price per share -
 Institutional Class                                             N/A    $          6.77    $         11.05
Net assets - Class O                                 $       235,533                N/A                N/A
Shares outstanding - Class O                                   6,120                N/A                N/A
Net asset value and offering price per share -
 Class O                                             $         38.49                N/A                N/A
                                                     ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $   244,668,623    $    81,869,001    $   211,126,555
                                                     ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $    31,047,865    $       991,657    $    36,086,359
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $             0
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $             0

                                                                                                                        LARGE
                                                              GROWTH                         INTERNATIONAL                CAP
                                                              EQUITY              INDEX             EQUITY       APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   In securities, at market value (see cost below)   $   392,807,639    $   596,415,117    $   403,365,183    $     6,356,924
   Repurchase Agreements                                           0                  0         16,098,958                  0
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                        392,807,639        596,415,117        419,464,141          6,356,924
                                                     ---------------    ---------------    ---------------    ---------------
   Cash                                                       50,000                  0             50,000                  0
   Collateral for securities loaned                                0                  0          6,984,351                  0
   Receivable for dividends and interest and other
    receivables                                                  278                  0          1,259,930                  0
   Receivable for investments sold                                 0                  0            121,130                  0
   Receivable for Fund shares issued                         685,127          1,333,788          6,584,158             10,479
   Receivable for options and short sales                          0                  0                  0                  0
   Receivable from Advisor and Affiliates                          0              4,334                  0             13,398
   Prepaid expenses and other assets                               0                  0             37,116                268
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS                                             393,543,044        597,753,239        434,500,826          6,381,069
                                                     ---------------    ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0                  0                  0
   Securities sold short, at fair value                            0                  0                  0                  0
   Payable for investments purchased                               0                  0                  0                  0
   Payable for securities loaned                                   0                  0          6,984,351                  0
   Dividends payable                                               0                  0                  0                  0
   Payable for Fund shares redeemed                        2,830,566          1,342,846            371,107                155
   Payable to Advisor and Affiliates                          82,371                  0            327,176                  0
   Payable to other related parties                           46,213             31,277            121,716             54,117
   Accrued expenses and other liabilities                     37,780            210,955            236,828             33,566
   Payable for daily variation margin on future
    contracts                                                      0                  0                  0                  0
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES                                          2,996,930          1,585,078          8,041,178             87,838
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   390,546,114    $   596,168,161    $   426,459,648    $     6,293,231
                                                     ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $   360,280,706    $   557,473,740    $   645,281,468    $     8,136,473
   Undistributed net investment income (loss)               (671,084)         8,054,095            542,963             (4,368)
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions        (25,925,325)       (46,764,798)       (84,090,356)        (1,136,177)
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                     56,861,817         77,405,124       (135,274,427)          (702,697)
   Net unrealized appreciation (depreciation) of
    futures                                                        0                  0                  0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0                  0                  0
                                                     ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   390,546,114    $   596,168,161    $   426,459,648    $     6,293,231
                                                     ===============    ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $    11,210,054                N/A    $    22,805,758    $       897,838
Shares outstanding - Class A                                 574,866                N/A          2,696,891            119,201
Net asset value per share - Class A                  $         19.50                N/A    $          8.46    $          7.53
Maximum offering price per share - Class A(1)        $         20.69                N/A    $          8.97    $          7.99
Net assets - Class B                                 $    13,669,596                N/A    $    29,106,526    $     1,040,722
Shares outstanding - Class B                                 744,066                N/A          3,552,412            139,392
Net asset value and offering price per share -
 Class B                                             $         18.37                N/A    $          8.19    $          7.47
Net assets - Class C                                 $     1,720,860                N/A    $     2,167,071    $       199,607
Shares outstanding - Class C                                  90,359                N/A            264,860             26,732
Net asset value per share - Class C                  $         19.04                N/A    $          8.18    $          7.47
Maximum offering price per share - Class C(2)        $         19.24                N/A    $          8.26    $          7.54
Net assets - Institutional Class                     $   363,945,604    $   596,168,161    $   372,380,293    $     4,155,064
Shares outstanding - Institutional Class                  18,558,068         18,076,707         44,034,152            550,583
Net asset value and offering price per share -
 Institutional Class                                 $         19.61    $         32.98    $          8.46    $          7.55
Net assets - Class O                                             N/A                N/A                N/A                N/A
Shares outstanding - Class O                                     N/A                N/A                N/A                N/A
Net asset value and offering price per share -
 Class O                                                         N/A                N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $   335,945,822    $   519,009,993    $   554,785,523    $     7,059,621
                                                     ===============    ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $             0    $             0    $     6,429,222    $             0
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $             0    $             0
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $             0    $             0

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/99.00 OF NET ASSET VALUE.
(3) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                      SIFE
                                                               LARGE                           SPECIALIZED
                                                             COMPANY            MID CAP          FINANCIAL
                                                              GROWTH             GROWTH           SERVICES
----------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)   $ 1,425,652,671    $     7,287,156    $   530,763,128
   Repurchase Agreements                                           0            133,000         17,699,000
                                                     ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                      1,425,652,671          7,420,156        548,462,128
                                                     ---------------    ---------------    ---------------
   Cash                                                            0             56,601                  0
   Collateral for securities loaned                                0          2,244,000                  0
   Receivable for dividends and interest and other
    receivables                                                5,407              2,384          1,075,705
   Receivable for investments sold                                 0            576,368          1,552,177
   Receivable for Fund shares issued                       6,635,119              4,260             73,242
   Receivable for options and short sales                          0                  0                  0
   Receivable from Advisor and Affiliates                     81,315              3,100                  0
   Prepaid expenses and other assets                               0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL ASSETS                                           1,432,374,512         10,306,869        551,163,252
                                                     ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0                  0
   Securities sold short, at fair value                            0                  0                  0
   Payable for investments purchased                               0            207,326         17,186,757
   Payable for securities loaned                                   0          2,244,000                  0
   Dividends payable                                               0                  0                  0
   Payable for Fund shares redeemed                        4,679,955            114,145            762,931
   Payable to Advisor and Affiliates                               0                  0            465,815
   Payable to other related parties                          389,177             11,902            147,049
   Accrued expenses and other liabilities                  1,322,163             11,741            208,074
   Payable for daily variation margin on future
    contracts                                                      0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL LIABILITIES                                          6,391,295          2,589,114         18,770,626
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $ 1,425,983,217    $     7,717,755    $   532,392,626
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $ 2,277,508,429    $    16,892,310    $   449,782,993
   Undistributed net investment income (loss)             (4,146,982)                 0          1,474,863
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions       (343,250,139)        (8,218,997)        (3,770,962)
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                   (504,128,091)          (955,558)        84,905,732
   Net unrealized appreciation (depreciation) of
    futures                                                        0                  0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $ 1,425,983,217    $     7,717,755    $   532,392,626
                                                     ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $   141,774,169    $     3,613,050    $   509,613,999
Shares outstanding - Class A                               4,106,666            994,418        137,404,347
Net asset value per share - Class A                  $         34.52    $          3.63    $          3.71
Maximum offering price per share - Class A(1)        $         36.63    $          3.85    $          3.94
Net assets - Class B                                 $   218,625,206    $     3,662,389    $    20,986,002
Shares outstanding - Class B                               6,892,116          1,022,486          5,663,929
Net asset value and offering price per share -
 Class B                                             $         31.72    $          3.58    $          3.71
Net assets - Class C                                 $    27,092,416    $       442,316    $     1,792,625
Shares outstanding - Class C                                 852,944            123,465            485,262
Net asset value per share - Class C                  $         31.76    $          3.58    $          3.69
Maximum offering price per share - Class C(2)        $         32.08    $          3.62    $          3.73
Net assets - Institutional Class                     $ 1,038,491,426                N/A                N/A
Shares outstanding - Institutional Class                  31,805,366                N/A                N/A
Net asset value and offering price per share -
 Institutional Class                                 $         32.65                N/A                N/A
Net assets - Class O                                             N/A                N/A                N/A
Shares outstanding - Class O                                     N/A                N/A                N/A
Net asset value and offering price per share -
 Class O                                                         N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $ 1,929,780,762    $     8,375,714    $   463,556,396
                                                     ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $             0    $     2,135,143    $             0
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $             0
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $             0

                                       98

                                                                                                     SMALL
                                                           SMALL CAP          SMALL CAP            COMPANY
                                                              GROWTH      OPPORTUNITIES             GROWTH
----------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)   $   168,132,270    $   260,567,908    $   330,601,046
   Repurchase Agreements                                   9,352,000         31,459,538                  0
                                                     ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                        177,484,270        292,027,446        330,601,046
                                                     ---------------    ---------------    ---------------
   Cash                                                       51,375             50,000                  0
   Collateral for securities loaned                       47,322,496         44,988,972                  0
   Receivable for dividends and interest and other
    receivables                                               25,855             39,916                  0
   Receivable for investments sold                         6,074,009          4,093,328                  0
   Receivable for Fund shares issued                       1,183,910            234,007             94,640
   Receivable for options and short sales                          0                  0                  0
   Receivable from Advisor and Affiliates                          0                  0                  0
   Prepaid expenses and other assets                               0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL ASSETS                                             232,141,915        341,433,669        330,695,686
                                                     ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0                  0
   Securities sold short, at fair value                            0                  0                  0
   Payable for investments purchased                       5,659,421            193,512                  0
   Payable for securities loaned                          47,322,496         44,988,972                  0
   Dividends payable                                               0                  0                  0
   Payable for Fund shares redeemed                          478,151            957,711            529,034
   Payable to Advisor and Affiliates                          85,846            256,405             29,655
   Payable to other related parties                           90,471             41,570             34,385
   Accrued expenses and other liabilities                    181,867            115,325            138,579
   Payable for daily variation margin on future
    contracts                                                      0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL LIABILITIES                                         53,818,252         46,553,495            731,653
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   178,323,663    $   294,880,174    $   329,964,033
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $   541,468,649    $   309,538,907    $   513,545,739
   Undistributed net investment income (loss)                      0                  0           (506,802)
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions       (330,336,715)        16,249,605       (127,173,192)
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                    (32,808,271)       (30,908,338)       (55,901,712)
   Net unrealized appreciation (depreciation) of
    futures                                                        0                  0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $   178,323,663    $   294,880,174    $   329,964,033
                                                     ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $    74,936,861                N/A                N/A
Shares outstanding - Class A                               7,705,592                N/A                N/A
Net asset value per share - Class A                  $          9.72                N/A                N/A
Maximum offering price per share - Class A(1)        $         10.31                N/A                N/A
Net assets - Class B                                 $    28,360,333                N/A                N/A
Shares outstanding - Class B                               3,040,808                N/A                N/A
Net asset value and offering price per share -
 Class B                                             $          9.33                N/A                N/A
Net assets - Class C                                 $     7,742,046                N/A                N/A
Shares outstanding - Class C                                 830,775                N/A                N/A
Net asset value per share - Class C                  $          9.32                N/A                N/A
Maximum offering price per share - Class C(2)        $          9.41                N/A                N/A
Net assets - Institutional Class                     $    67,284,423    $   294,880,174    $   329,964,033
Shares outstanding - Institutional Class                   6,771,381         12,991,608         19,018,467
Net asset value and offering price per share -
 Institutional Class                                 $          9.94    $         22.70    $         17.35
Net assets - Class O                                             N/A                N/A                N/A
Shares outstanding - Class O                                     N/A                N/A                N/A
Net asset value and offering price per share -
 Class O                                                         N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $   210,292,541    $   322,935,784    $   386,502,758
                                                     ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $    44,421,910    $    42,952,772    $             0
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $             0
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $             0

                                                               SMALL        SPECIALIZED
                                                             COMPANY             HEALTH        SPECIALIZED
                                                            VALUE(3)           SCIENCES         TECHNOLOGY
----------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   In securities, at market value (see cost below)   $    14,379,359    $    28,669,249    $    34,054,179
   Repurchase Agreements                                           0            813,619          3,430,754
                                                     ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE                         14,379,359         29,482,868         37,484,933
                                                     ---------------    ---------------    ---------------
   Cash                                                       50,000            149,999            971,632
   Collateral for securities loaned                                0                  0          9,012,308
   Receivable for dividends and interest and other
    receivables                                                    0              3,832             16,844
   Receivable for investments sold                                 0            514,326          1,708,476
   Receivable for Fund shares issued                         230,963             25,743             28,124
   Receivable for options and short sales                          0                  0            493,346
   Receivable from Advisor and Affiliates                      3,805                  0                  0
   Prepaid expenses and other assets                           9,160             19,603                  0
                                                     ---------------    ---------------    ---------------
TOTAL ASSETS                                              14,673,287         30,196,371         49,715,663
                                                     ---------------    ---------------    ---------------

LIABILITIES
   Put/Call options written, at fair value                         0                  0            660,489
   Securities sold short, at fair value                            0                  0            412,585
   Payable for investments purchased                               0            284,736            399,436
   Payable for securities loaned                                   0                  0          9,012,308
   Dividends payable                                               0                  0                  0
   Payable for Fund shares redeemed                            2,283             13,398            229,349
   Payable to Advisor and Affiliates                               0             15,787             16,587
   Payable to other related parties                            5,975             37,262             74,471
   Accrued expenses and other liabilities                      4,420              1,214            107,259
   Payable for daily variation margin on future
    contracts                                                      0                  0                  0
                                                     ---------------    ---------------    ---------------
TOTAL LIABILITIES                                             12,678            352,397         10,912,484
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $    14,660,609    $    29,843,974    $    38,803,179
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:

   Paid-in capital                                   $    18,510,205    $    40,287,368    $   177,447,304
   Undistributed net investment income (loss)                 (2,591)                 0                  0
   Undistributed net realized gain (loss) on
    investments and foreign currency transactions           (989,387)        (7,142,496)      (132,028,296)
   Net unrealized appreciation (depreciation) of
    investments and translation of assets and
    liabilities in foreign currencies                     (2,857,618)        (3,300,898)        (6,783,978)
   Net unrealized appreciation (depreciation) of
    futures                                                        0                  0                  0
   Net unrealized appreciation (depreciation) of
    options and short sales                                        0                  0            168,149
                                                     ---------------    ---------------    ---------------
TOTAL NET ASSETS                                     $    14,660,609    $    29,843,974    $    38,803,179
                                                     ===============    ===============    ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE

Net assets - Class A                                 $     4,275,771    $    12,216,699    $    13,559,090
Shares outstanding - Class A                                 507,228          1,564,263          6,088,765
Net asset value per share - Class A                  $          8.43    $          7.81    $          2.23
Maximum offering price per share - Class A(1)        $          8.94    $          8.29    $          2.37
Net assets - Class B                                 $     4,860,081    $    15,576,344    $    20,949,091
Shares outstanding - Class B                                 579,722          2,016,927          9,554,449
Net asset value and offering price per share -
 Class B                                             $          8.38    $          7.72    $          2.19
Net assets - Class C                                 $        59,342    $     2,050,931    $     4,294,998
Shares outstanding - Class C                                   7,084            265,490          1,959,775
Net asset value per share - Class C                  $          8.38    $          7.73    $          2.19
Maximum offering price per share - Class C(2)        $          8.46    $          7.81    $          2.21
Net assets - Institutional Class                     $     5,465,415                N/A                N/A
Shares outstanding - Institutional Class                     647,778                N/A                N/A
Net asset value and offering price per share -
 Institutional Class                                 $          8.44                N/A                N/A
Net assets - Class O                                             N/A                N/A                N/A
Shares outstanding - Class O                                     N/A                N/A                N/A
Net asset value and offering price per share -
 Class O                                                         N/A                N/A                N/A
                                                     ---------------    ---------------    ---------------
INVESTMENTS AT COST (NOTE 11)                        $    17,236,977    $    32,784,033    $    44,268,911
                                                     ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2)         $             0    $             0    $     8,452,235
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2)          $             0    $             0    $       410,816
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2)        $             0    $             0    $       830,407

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/99.00 OF NET ASSET VALUE.
(3) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2002

                                                                         DIVERSIFIED       DIVERSIFIED            EQUITY
                                                                              EQUITY         SMALL CAP            INCOME
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $   21,498,619    $    1,633,244    $   32,714,125
   Interest                                                                1,323,447           213,668         1,037,506
   Securities Lending Income                                                 365,536            70,921           204,658
   Net Expenses Allocated from Portfolios                                (10,367,214)       (1,490,935)      (10,062,559)
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                            12,820,388           426,898        23,893,730
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                           3,948,637           496,259                 0
   Administration fees                                                     2,369,182           297,755         2,223,290
   Custody fees                                                                    0                 0                 0
   Shareholder servicing fees                                                501,758           198,504           764,495
   Portfolio accounting fees                                                  23,999            60,046            62,873
   Transfer agent
    Class A                                                                  177,136               N/A           415,530
    Class B                                                                  311,548               N/A           392,040
    Class C                                                                      703               N/A            22,073
    Institutional Class                                                      741,670            67,409           605,851
    Class O                                                                      N/A               N/A               N/A
   Distribution fees
    Class B                                                                  863,058               N/A           987,544
    Class C                                                                   64,733               N/A            69,002
   Legal and audit fees                                                       67,043            16,634            38,046
   Registration fees                                                         141,852            38,587           141,107
   Directors' fees                                                             5,726             5,726             5,726
   Shareholder reports                                                       274,940             2,737           140,066
   Other                                                                      39,416            58,209            52,448
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                             9,531,401         1,241,866         5,920,091
LESS:
   Waived fees and reimbursed expenses                                    (2,704,181)         (348,352)       (1,545,722)
   Net Expenses                                                            6,827,220           893,514         4,374,369
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                               5,993,168          (466,616)       19,519,361
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                                     0                 0                 0
    Financial futures transactions                                                 0                 0                 0
    Foreign currency transactions                                                  0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from
     Portfolios                                                          (29,005,908)      (11,424,579)       77,123,499
    Financial futures transactions allocated from
     Portfolios                                                            2,288,193        (1,297,045)                0
    Foreign currency transactions allocated from
     Portfolios                                                            1,432,772                 0            (2,610)
    Affiliated Underlying Funds                                                    0                 0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (25,284,943)      (12,721,624)       77,120,889
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                                     0                 0                 0
    Financial futures transactions                                                 0                 0                 0
    Foreign currency contracts                                                     0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                   (249,221,065)       (9,840,147)     (373,564,882)
    Financial futures transactions allocated from Portfolios                (997,350)         (148,706)                0
    Foreign currency contracts allocated from Portfolios                     (14,613)                0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     (250,233,028)       (9,988,853)     (373,564,882)
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (275,517,971)      (22,710,477)     (296,443,993)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ (269,524,803)   $  (23,177,093)   $ (276,924,632)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $      535,616    $            0    $            0

                                       100

                                                                              EQUITY            EQUITY
                                                                               INDEX             VALUE            GROWTH
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $    6,372,382    $    1,513,861    $    2,762,884
   Interest                                                                  315,556           170,118           203,704
   Securities Lending Income                                                  85,138            29,430            57,868
   Net Expenses Allocated from Portfolios                                          0                 0                 0
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                             6,773,076         1,713,409         3,024,456
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                           1,105,891           701,825         2,353,389
   Administration fees                                                       663,534           140,365           470,678
   Custody fees                                                               88,471            18,715            62,757
   Shareholder servicing fees                                              1,105,738           131,066           488,475
   Portfolio accounting fees                                                  97,703           109,599            85,198
   Transfer agent
    Class A                                                                1,072,747           106,046           800,411
    Class B                                                                  323,573           219,780           222,830
    Class C                                                                      N/A             5,312               N/A
    Institutional Class                                                          N/A            50,786            47,671
    Class O                                                                   14,064               N/A               N/A
   Distribution fees
    Class B                                                                  532,003           249,267           234,221
    Class C                                                                      N/A             6,131               N/A
   Legal and audit fees                                                       65,004            18,337            24,835
   Registration fees                                                          14,855             1,180             3,365
   Directors' fees                                                             5,726             5,726             5,726
   Shareholder reports                                                        51,924             1,811             5,392
   Other                                                                      32,199               945            18,286
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                             5,173,432         1,766,891         4,823,234
LESS:
   Waived fees and reimbursed expenses                                    (1,671,557)         (507,322)       (1,214,040)
   Net Expenses                                                            3,501,875         1,259,569         3,609,194
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                               3,271,201           453,840          (584,738)
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                            16,053,292        (1,950,232)      (32,462,475)
    Financial futures transactions                                           938,169                 0                 0
    Foreign currency transactions                                                  0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from
     Portfolios                                                                    0                 0                 0
    Financial futures transactions allocated from
     Portfolios                                                                    0                 0                 0
    Foreign currency transactions allocated from
     Portfolios                                                                    0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                 16,991,461        (1,950,232)      (32,462,475)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                          (104,547,381)      (17,748,182)      (16,817,718)
    Financial futures transactions                                        (2,874,050)                0                 0
    Foreign currency contracts                                                     0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                              0                 0                 0
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency contracts allocated from Portfolios                           0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     (107,421,431)      (17,748,182)      (16,817,718)
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (90,429,970)      (19,698,414)      (49,280,193)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  (87,158,769)   $  (19,244,574)   $  (49,864,931)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $            0    $            0    $            0

                                                                              GROWTH                       INTERNATIONAL
                                                                              EQUITY             INDEX            EQUITY
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $    4,658,688    $   10,724,605    $    4,500,346
   Interest                                                                  585,308           420,959           243,942
   Securities Lending Income                                                 160,882           143,911            79,797
   Net Expenses Allocated from Portfolios                                 (4,614,762)         (959,128)                0
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                               790,116        10,330,347         4,824,085
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                           1,299,331                 0         2,792,423
   Administration fees                                                       783,412         1,106,378           418,863
   Custody fees                                                                    0                 0           646,723
   Shareholder servicing fees                                                 86,996                 0           184,582
   Portfolio accounting fees                                                  90,908            19,718            63,907
   Transfer agent
    Class A                                                                   44,948               N/A            88,767
    Class B                                                                   56,287               N/A           251,736
    Class C                                                                    9,490               N/A            15,511
    Institutional Class                                                      516,968           602,914            73,439
    Class O                                                                      N/A               N/A               N/A
   Distribution fees
    Class B                                                                  135,814               N/A           300,810
    Class C                                                                   17,048               N/A            22,330
   Legal and audit fees                                                       13,546            34,706            34,987
   Registration fees                                                          10,590            98,885            10,671
   Directors' fees                                                             5,726             5,726             5,726
   Shareholder reports                                                        20,322            62,348             8,003
   Other                                                                      19,702            18,487             4,912
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                             3,111,088         1,949,162         4,923,390
LESS:
   Waived fees and reimbursed expenses                                    (1,112,660)       (1,063,183)         (360,711)
   Net Expenses                                                            1,998,428           885,979         4,562,679
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                              (1,208,312)        9,444,368           261,406
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                                     0                 0       (26,630,138)
    Financial futures transactions                                                 0                 0                 0
    Foreign currency transactions                                                  0                 0               429
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from
     Portfolios                                                          (12,582,453)      (24,119,404)                0
    Financial futures transactions allocated from
     Portfolios                                                               14,280       (10,447,095)                0
    Foreign currency transactions allocated from
     Portfolios                                                              973,908                 0                 0
    Affiliated Underlying Funds                                             (954,145)                0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (12,548,410)      (34,566,499)      (26,629,709)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                                     0                 0       (85,117,991)
    Financial futures transactions                                                 0                 0                 0
    Foreign currency contracts                                                     0                 0            17,712
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                    (52,408,869)     (121,591,141)                0
    Financial futures transactions allocated from Portfolios                (155,413)       (1,668,629)                0
    Foreign currency contracts allocated from Portfolios                      (9,550)                0                 0
    Affiliated Underlying Funds                                           (3,003,795)                0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      (55,577,627)     (123,259,770)      (85,100,279)
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (68,126,037)     (157,826,269)     (111,729,988)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  (69,334,349)   $ (148,381,901)   $ (111,468,582)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $      365,998    $            0    $      591,972

                                                                               LARGE
                                                                                 CAP
                                                                        APPRECIATION
------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $       39,688
   Interest                                                                    3,893
   Securities Lending Income                                                       0
   Net Expenses Allocated from Portfolios                                    (30,499)
                                                                      --------------
TOTAL INVESTMENT INCOME (LOSS)                                                13,082
                                                                      --------------

EXPENSES
   Advisory fees                                                                   0
   Administration fees                                                         6,375
   Custody fees                                                                    0
   Shareholder servicing fees                                                  4,943
   Portfolio accounting fees                                                  88,577
   Transfer agent
    Class A                                                                    8,636
    Class B                                                                    8,605
    Class C                                                                    3,571
    Institutional Class                                                       60,745
    Class O                                                                      N/A
   Distribution fees
    Class B                                                                    7,771
    Class C                                                                    1,146
   Legal and audit fees                                                       16,662
   Registration fees                                                          20,124
   Directors' fees                                                             5,726
   Shareholder reports                                                        12,577
   Other                                                                       7,546
                                                                      --------------
TOTAL EXPENSES                                                               253,004
LESS:
   Waived fees and reimbursed expenses                                      (229,204)
   Net Expenses                                                               23,800
                                                                      --------------
NET INVESTMENT INCOME (LOSS)                                                 (10,718)
                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                                     0
    Financial futures transactions                                                 0
    Foreign currency transactions                                                  0
    Options                                                                        0
    Short Sales                                                                    0
    Securities transactions allocated from
     Portfolios                                                           (1,135,587)
    Financial futures transactions allocated from
     Portfolios                                                                    0
    Foreign currency transactions allocated from
     Portfolios                                                                    0
    Affiliated Underlying Funds                                                    0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                 (1,135,587)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                                     0
    Financial futures transactions                                                 0
    Foreign currency contracts                                                     0
    Options                                                                        0
    Short Sales                                                                    0
    Securities transactions allocated from Portfolios                       (702,866)
    Financial futures transactions allocated from Portfolios                       0
    Foreign currency contracts allocated from Portfolios                           0
    Affiliated Underlying Funds                                                    0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS         (702,866)
                                                                      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (1,838,453)
                                                                      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   (1,849,171)
                                                                      --------------
(1) Net of foreign withholding taxes                                  $            0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                    SIFE
                                                                               LARGE                         SPECIALIZED
                                                                             COMPANY           MID CAP         FINANCIAL
                                                                              GROWTH            GROWTH       SERVICES(3)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $    7,227,605    $       23,756    $   11,094,639
   Interest                                                                  532,828             4,920           215,921
   Securities Lending Income                                                 236,703             6,985                 0
   Net Expenses Allocated from Portfolios                                (14,019,023)                0                 0
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                            (6,021,887)           35,661        11,310,560
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                                   0            81,530         4,642,370
   Administration fees                                                     2,696,711            16,306           733,005
   Custody fees                                                                    0             2,174            68,915
   Shareholder servicing fees                                              1,416,551            27,177         1,020,274
   Portfolio accounting fees                                                  71,111            95,801            33,455
   Transfer agent
    Class A                                                                  472,114            26,565           342,541
    Class B                                                                1,470,173            39,125            54,977
    Class C                                                                   92,952            10,376             9,003
    Institutional Class                                                      779,766               N/A               N/A
    Class O                                                                      N/A               N/A               N/A
   Distribution fees
    Class B                                                                2,386,679            39,837           140,051
    Class C                                                                  249,867             5,058            12,060
   Legal and audit fees                                                      100,454            23,366            53,525
   Registration fees                                                         196,091            15,692            50,182
   Directors' fees                                                             5,726             5,726            14,050
   Shareholder reports                                                        15,368             9,807           100,363
   Other                                                                     431,827             6,475            73,861
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                            10,385,390           405,015         7,348,632
LESS:
   Waived fees and reimbursed expenses                                    (3,354,508)         (207,839)         (666,240)
   Net Expenses                                                            7,030,882           197,176         6,682,392
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                             (13,052,769)         (161,515)        4,628,168
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                                     0        (3,690,617)      117,971,136
    Financial futures transactions                                                 0                 0                 0
    Foreign currency transactions                                                  0                 0                 0
    Options                                                                        0                 0           720,213
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                   (293,675,019)                0                 0
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency transactions allocated from Portfolios                        0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                               (293,675,019)       (3,690,617)      118,691,349
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                                     0         1,732,409      (208,332,523)
    Financial futures transactions                                                 0                 0                 0
    Foreign currency contracts                                                     0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                   (122,839,087)                0                 0
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency contracts allocated from Portfolios                           0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     (122,839,087)        1,732,409      (208,332,523)
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  (416,514,106)       (1,958,208)      (89,641,174)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ (429,566,875)   $   (2,119,723)   $  (85,013,006)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $            0    $            0    $            0
(2) This Fund commenced Operation on January 31, 2002.
(3) For the period January 1, 2002 to September 30, 2002.

                                       102

                                                                                                                   SMALL
                                                                           SMALL CAP         SMALL CAP           COMPANY
                                                                              GROWTH     OPPORTUNITIES            GROWTH
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $      445,326    $      843,846    $    1,766,206
   Interest                                                                  331,570           606,976           502,775
   Securities Lending Income                                                 166,286           105,284           148,285
   Net Expenses Allocated from Portfolios                                          0                 0        (4,209,739)
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                               943,182         1,556,106        (1,792,473)
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                           2,463,548         3,092,310                 0
   Administration fees                                                       410,591           515,385           668,546
   Custody fees                                                               54,746            68,718                 0
   Shareholder servicing fees                                                526,586           343,590           445,697
   Portfolio accounting fees                                                  68,998            93,726            15,553
   Transfer agent
    Class A                                                                  403,777               N/A               N/A
    Class B                                                                  422,503               N/A               N/A
    Class C                                                                   62,128               N/A               N/A
    Institutional Class                                                      150,087           250,963           193,286
    Class O                                                                      N/A               N/A               N/A
   Distribution fees
    Class B                                                                  349,995               N/A               N/A
    Class C                                                                   89,012               N/A               N/A
   Legal and audit fees                                                       24,981            47,553             9,280
   Registration fees                                                          15,884            50,768             7,998
   Directors' fees                                                             5,726             5,726             5,726
   Shareholder reports                                                        10,794            24,648             4,722
   Other                                                                      14,440            12,660             2,173
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                             5,073,796         4,506,047         1,352,981
LESS:
   Waived fees and reimbursed expenses                                    (1,010,851)          (77,170)         (131,792)
   Net Expenses                                                            4,062,945         4,428,877         1,221,189
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                              (3,119,763)       (2,872,771)       (3,013,662)
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                           (99,202,737)       19,905,340                 0
    Financial futures transactions                                                 0                 0                 0
    Foreign currency transactions                                                  0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                              0                 0       (78,242,475)
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency transactions allocated from Portfolios                        0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (99,202,737)       19,905,340       (78,242,475)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                            36,747,159       (59,040,632)                0
    Financial futures transactions                                                 0                 0                 0
    Foreign currency contracts                                                     0                 0                 0
    Options                                                                        0                 0                 0
    Short Sales                                                                    0                 0                 0
    Securities transactions allocated from Portfolios                              0                 0          (799,483)
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency contracts allocated from Portfolios                           0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       36,747,159       (59,040,632)         (799,483)
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (62,455,578)      (39,135,292)      (79,041,958)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  (65,575,341)   $  (42,008,063)   $  (82,055,620)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $            0    $            0    $            0
(2) This Fund commenced Operation on January 31, 2002.
(3) For the period January 1, 2002 to September 30, 2002.

                                                                               SMALL       SPECIALIZED
                                                                             COMPANY            HEALTH       SPECIALIZED
                                                                            VALUE(2)          SCIENCES        TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1)                                                       $       74,549    $      184,791    $       91,992
   Interest                                                                    2,334            26,147           103,122
   Securities Lending Income                                                   1,063                 0            66,667
   Net Expenses Allocated from Portfolios                                    (41,971)                0                 0
                                                                      --------------    --------------    --------------
TOTAL INVESTMENT INCOME (LOSS)                                                35,975           210,938           261,781
                                                                      --------------    --------------    --------------

EXPENSES
   Advisory fees                                                                   0           342,670           714,457
   Administration fees                                                         8,177            54,106           102,065
   Custody fees                                                                    0            13,014            47,630
   Shareholder servicing fees                                                 11,828            90,176           170,109
   Portfolio accounting fees                                                  31,907            63,253            63,828
   Transfer agent
    Class A                                                                    2,386            40,007           173,571
    Class B                                                                    2,774            83,204           328,484
    Class C                                                                      106            15,269            46,584
    Institutional Class                                                        4,083               N/A               N/A
    Class O                                                                      N/A               N/A               N/A
   Distribution fees
    Class B                                                                   16,116           141,481           272,456
    Class C                                                                       18            19,134            57,712
   Legal and audit fees                                                       15,638            17,356            43,217
   Registration fees                                                          22,524             7,636            26,906
   Directors' fees                                                             3,796             5,726             5,726
   Shareholder reports                                                        14,077             4,772            16,816
   Other                                                                      14,082             3,016            23,896
                                                                      --------------    --------------    --------------
TOTAL EXPENSES                                                               147,512           900,820         2,093,457
LESS:
   Waived fees and reimbursed expenses                                       (99,745)         (144,463)         (571,169)
   Net Expenses                                                               47,767           756,357         1,522,288
                                                                      --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                                                 (11,792)         (545,419)       (1,260,507)
                                                                      --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
    Securities                                                                     0        (6,615,959)      (13,312,484)
    Financial futures transactions                                                 0                 0                 0
    Foreign currency transactions                                                  0               (87)               29
    Options                                                                        0          (243,650)          281,040
    Short Sales                                                                    0            30,766            69,567
    Securities transactions allocated from Portfolios                       (979,603)                0                 0
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency transactions allocated from Portfolios                        0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                   (979,603)       (6,828,930)      (12,961,848)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
    Securities                                                                     0        (1,076,602)            9,100
    Financial futures transactions                                                 0                 0                 0
    Foreign currency contracts                                                     0               267                 0
    Options                                                                        0                 0           169,918
    Short Sales                                                                    0                 0            (1,769)
    Securities transactions allocated from Portfolios                     (2,857,618)                0                 0
    Financial futures transactions allocated from Portfolios                       0                 0                 0
    Foreign currency contracts allocated from Portfolios                           0                 0                 0
    Affiliated Underlying Funds                                                    0                 0                 0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       (2,857,618)       (1,076,335)          177,249
                                                                      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (3,837,221)       (7,905,265)      (12,784,599)
                                                                      --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $   (3,849,013)   $   (8,450,684)   $  (14,045,106)
                                                                      --------------    --------------    --------------
(1) Net of foreign withholding taxes                                  $            0    $        3,639    $        2,485
(2) This Fund commenced Operation on January 31, 2002.
(3) For the period January 1, 2002 to September 30, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                     DIVERSIFIED EQUITY                        DIVERSIFIED SMALL CAP
                                          ----------------------------------------    ----------------------------------------
                                                     FOR THE               FOR THE               FOR THE               FOR THE
                                                  YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                          SEPTEMBER 30, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                      $ 1,592,497,168       $ 2,185,850,565       $   141,341,050       $   117,201,077
OPERATIONS:
   Net investment income (loss)                    5,993,168             6,025,300              (466,616)              169,236
   Net realized gain (loss) on sale of
    investments and foreign currency
    transactions                                 (25,284,943)           25,395,899           (12,721,624)           (1,084,958)
   Net realized gain (loss) on
    expiration of option contracts                         0                     0                     0                     0
   Net realized gain (loss) on short
    sales                                                  0                     0                     0                     0
   Net change in unrealized
    appreciation (depreciation) of
    investments and translation of
    assets and liabilities in foreign
    currencies, futures, options and
    short sales                                 (250,233,028)         (546,721,895)           (9,988,853)          (19,859,985)
   Net change in unrealized
    appreciation (depreciation) of
    forward foreign currency contracts                     0                     0                     0                     0
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      (269,524,803)         (515,300,696)          (23,177,093)          (20,775,707)
                                             ---------------       ---------------       ---------------       ---------------
Distributions to shareholders from:
   Net investment income
    Class A                                         (302,371)             (332,882)                  N/A                     0
    Class B                                                0                     0                   N/A                     0
    Class C                                                0                     0                   N/A                   N/A
    Institutional Class                           (8,997,729)           (6,849,504)              (26,010)              (98,358)
    Class O                                              N/A                   N/A                   N/A                   N/A
   Net realized gain on sale of
    investments
    Class A                                         (869,384)           (8,404,732)                  N/A               (39,226)
    Class B                                       (1,339,906)          (12,887,964)                  N/A               (54,994)
    Class C                                          (94,277)             (776,465)                  N/A                   N/A
    Institutional Class                          (16,199,569)         (170,814,801)           (1,796,368)           (7,079,376)
    Class O                                              N/A                   N/A                   N/A                   N/A
   In excess of realized gains
    Class A                                                0                     0                   N/A                     0
    Class B                                                0                     0                   N/A                     0
    Class C                                                0                     0                   N/A                   N/A
    Institutional Class                                    0                     0                     0                     0
    Class O                                              N/A                   N/A                   N/A                   N/A
Capital share transactions:
   Proceeds from shares sold - Class A            14,988,878            35,875,380                   N/A             2,658,157
   Reinvestment of dividends - Class A             1,149,209             8,464,623                   N/A                39,084
   Cost of shares redeemed - Class A             (17,070,590)          (34,138,674)                  N/A            (1,435,632)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                             (932,503)           10,201,329                   N/A(1)          1,261,609
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class B            14,480,998            23,274,683                   N/A               461,922
   Reinvestment of dividends - Class B             1,307,276            12,542,887                   N/A                54,971
   Cost of shares redeemed - Class B             (19,778,745)          (17,929,339)                  N/A              (343,040)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                           (3,990,471)           17,888,231                   N/A(1)            173,853
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class C             3,756,782             3,435,651                   N/A                   N/A
   Reinvestment of dividends - Class C                94,013               773,314                   N/A                   N/A
   Cost of shares redeemed - Class C              (2,930,367)           (1,925,622)                  N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                              920,428             2,283,343                   N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold -
    Institutional Class                          152,510,209           245,278,963           116,622,485(1)         93,540,590
   Reinvestment of dividends -
    Institutional Class                           24,212,725           173,474,364             1,587,478             6,248,303
   Cost of shares redeemed -
    Institutional Class                         (303,250,835)         (327,112,583)          (41,564,913)          (49,036,721)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS             (126,527,901)           91,640,744            76,645,050            50,752,172
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class O                   N/A                   N/A                   N/A                   N/A
   Reinvestment of dividends - Class O                   N/A                   N/A                   N/A                   N/A
   Cost of shares redeemed - Class O                     N/A                   N/A                   N/A                   N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                  N/A                   N/A                   N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS           (427,858,486)         (593,353,397)           51,645,579            24,139,973
                                             ===============       ===============       ===============       ===============
NET ASSETS:

ENDING NET ASSETS                            $ 1,164,638,682       $ 1,592,497,168       $   192,986,629       $   141,341,050
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                             394,968               814,082                   N/A               242,050
   Shares issued in reinvestment of
    dividends - Class A                               28,625               179,857                   N/A                 3,592
   Shares redeemed - Class A                        (465,868)             (769,777)                  N/A              (125,834)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                               (42,275)              224,162                   N/A(1)            119,808
   Shares sold - Class B                             391,078               537,441                   N/A                45,146
   Shares issued in reinvestment of
    dividends - Class B                               33,264               272,064                   N/A                 5,459
   Shares redeemed - Class B                        (565,411)             (423,033)                  N/A               (33,143)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                              (141,069)              386,472                   N/A(1)             17,462
   Shares sold - Class C                             101,025                79,950                   N/A                   N/A
   Shares issued in reinvestment of
    dividends - Class C                                2,359                16,538                   N/A                   N/A
   Shares redeemed - Class C                         (81,950)              (45,079)                  N/A                   N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                21,434                51,409                   N/A                   N/A
   Shares sold - Institutional Class               4,067,240             5,456,268            10,773,997(1)          8,916,516
   Shares issued in reinvestment of
    dividends - Institutional Class                  603,627             3,686,618               151,574               608,290
   Shares redeemed - Institutional
    Class                                         (8,179,275)           (7,453,444)           (4,137,803)           (4,757,041)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                (3,508,408)            1,689,442             6,787,768             4,767,765
   Shares sold - Class O                                 N/A                   N/A                   N/A                   N/A
   Shares issued in reinvestment of
    dividends - Class O                                  N/A                   N/A                   N/A                   N/A
   Shares redeemed - Class O                             N/A                   N/A                   N/A                   N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                   N/A                   N/A                   N/A                   N/A
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                           $     9,212,946       $    11,047,060       $       (93,688)      $        65,371
                                             ===============       ===============       ===============       ===============

                                       104

                                                       EQUITY INCOME                                EQUITY INDEX
                                          ----------------------------------------    ----------------------------------------
                                                     FOR THE               FOR THE               FOR THE               FOR THE
                                                  YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                          SEPTEMBER 30, 2002    SEPTEMBER 30, 2001    SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                      $ 1,470,544,561       $ 1,759,735,501       $   454,210,388       $   702,470,847
OPERATIONS:
   Net investment income (loss)                   19,519,361            16,610,301             3,271,201             3,226,247
   Net realized gain (loss) on sale of
    investments and foreign currency
    transactions                                  77,120,889            67,069,730            16,991,461            53,370,706
   Net realized gain (loss) on
    expiration of option contracts                         0                     0                     0                     0
   Net realized gain (loss) on short
    sales                                                  0                     0                     0                     0
   Net change in unrealized
    appreciation (depreciation) of
    investments and translation of
    assets and liabilities in foreign
    currencies, futures, options and
    short sales                                 (373,564,882)         (228,722,033)         (107,421,431)         (234,756,822)
   Net change in unrealized
    appreciation (depreciation) of
    forward foreign currency contracts                     0                     0                     0                     0
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      (276,924,632)         (145,042,002)          (87,158,769)         (178,159,869)
                                             ---------------       ---------------       ---------------       ---------------
Distributions to shareholders from:
   Net investment income
    Class A                                       (1,897,695)           (1,635,601)           (3,331,999)           (2,681,679)
    Class B                                         (480,426)             (204,715)              (23,316)                    0
    Class C                                          (36,491)              (10,444)                  N/A                   N/A
    Institutional Class                          (16,664,911)          (15,029,656)                  N/A                   N/A
    Class O                                              N/A                   N/A                (3,279)               (6,279)
   Net realized gain on sale of
    investments
    Class A                                       (4,370,465)                    0           (43,345,067)          (64,437,359)
    Class B                                       (3,542,880)                    0            (8,209,363)          (10,874,638)
    Class C                                         (200,501)                    0                   N/A                   N/A
    Institutional Class                          (31,070,255)                    0                   N/A                   N/A
    Class O                                              N/A                   N/A               (34,228)              (86,933)
   In excess of realized gains
    Class A                                                0                     0                     0                     0
    Class B                                                0                     0                     0                     0
    Class C                                                0                     0                   N/A                   N/A
    Institutional Class                                    0                     0                   N/A                   N/A
    Class O                                              N/A                   N/A                     0                     0
Capital share transactions:
   Proceeds from shares sold - Class A            35,489,438            30,531,170            19,054,806            23,640,613
   Reinvestment of dividends - Class A             5,835,773             1,494,823            46,154,563            66,501,043
   Cost of shares redeemed - Class A             (45,741,628)          (44,810,917)          (56,847,327)          (86,362,509)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                           (4,416,417)          (12,784,924)            8,362,042             3,779,147
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class B            15,541,902            23,207,256            11,195,718            18,380,172
   Reinvestment of dividends - Class B             3,860,886               195,092             7,879,399            10,441,896
   Cost of shares redeemed - Class B             (33,534,210)          (26,857,267)          (17,071,110)          (15,574,287)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                          (14,131,422)           (3,454,919)            2,004,007            13,247,781
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class C             4,997,304             4,695,956                   N/A                   N/A
   Reinvestment of dividends - Class C               224,244                 9,813                   N/A                   N/A
   Cost of shares redeemed - Class C              (2,892,690)           (3,464,782)                  N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                            2,328,858             1,240,987                   N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold -
    Institutional Class                          208,559,415           141,822,380                   N/A                   N/A
   Reinvestment of dividends -
    Institutional Class                           24,822,740             4,687,988                   N/A                   N/A
   Cost of shares redeemed -
    Institutional Class                         (226,679,859)         (258,780,034)                  N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                6,702,296(1)       (112,269,666)                  N/A                   N/A
                                             ---------------       ---------------       ---------------       ---------------
   Proceeds from shares sold - Class O                   N/A                   N/A                86,070               388,255
   Reinvestment of dividends - Class O                   N/A                   N/A                37,368                92,951
   Cost of shares redeemed - Class O                     N/A                   N/A               (82,468)           (9,521,836)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                  N/A                   N/A                40,970            (9,040,630)
                                             ---------------       ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS           (344,704,941)         (289,190,940)         (131,699,002)         (248,260,459)
                                             ===============       ===============       ===============       ===============
NET ASSETS:

ENDING NET ASSETS                            $ 1,125,839,620       $ 1,470,544,561       $   322,511,386       $   454,210,388
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                             962,755               748,726               378,079               347,517
   Shares issued in reinvestment of
    dividends - Class A                              156,113                38,400               853,345               936,512
   Shares redeemed - Class A                      (1,243,932)           (1,102,379)           (1,156,299)           (1,278,744)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                              (125,064)             (315,253)               75,125                 5,285
   Shares sold - Class B                             416,963               567,608               220,005               275,863
   Shares issued in reinvestment of
    dividends - Class B                              102,054                 5,149               146,819               147,568
   Shares redeemed - Class B                        (934,298)             (662,385)             (356,026)             (241,350)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                              (415,281)              (89,628)               10,798               182,081
   Shares sold - Class C                             129,212               111,710                   N/A                   N/A
   Shares issued in reinvestment of
    dividends - Class C                                5,808                   255                   N/A                   N/A
   Shares redeemed - Class C                         (80,492)              (83,464)                  N/A                   N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                54,528                28,501                   N/A                   N/A
   Shares sold - Institutional Class               5,608,814             3,455,894                   N/A                   N/A
   Shares issued in reinvestment of
    dividends - Institutional Class                  656,497               120,325                   N/A                   N/A
   Shares redeemed - Institutional
    Class                                         (6,105,551)           (6,323,575)                  N/A                   N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                   159,760(1)         (2,747,356)                  N/A                   N/A
   Shares sold - Class O                                 N/A                   N/A                 1,715                 5,775
   Shares issued in reinvestment of
    dividends - Class O                                  N/A                   N/A                   684                 1,278
   Shares redeemed - Class O                             N/A                   N/A                (1,720)             (118,524)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                   N/A                   N/A                   679              (111,471)
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                           $       828,350       $       391,122       $     2,896,845       $     3,001,890
                                             ===============       ===============       ===============       ===============

                                                           EQUITY VALUE
                                          ----------------------------------------
                                                     FOR THE               FOR THE
                                                  YEAR ENDED            YEAR ENDED
                                          SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                      $   104,836,530       $   140,681,392
OPERATIONS:
   Net investment income (loss)                      453,840                65,328
   Net realized gain (loss) on sale of
    investments and foreign currency
    transactions                                  (1,950,232)           12,826,484
   Net realized gain (loss) on
    expiration of option contracts                         0                     0
   Net realized gain (loss) on short
    sales                                                  0                     0
   Net change in unrealized
    appreciation (depreciation) of
    investments and translation of
    assets and liabilities in foreign
    currencies, futures, options and
    short sales                                  (17,748,182)          (33,344,851)
   Net change in unrealized
    appreciation (depreciation) of
    forward foreign currency contracts                     0                     0
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       (19,244,574)          (20,453,039)
                                             ---------------       ---------------
Distributions to shareholders from:
   Net investment income
    Class A                                                0                     0
    Class B                                                0                     0
    Class C                                                0                     0
    Institutional Class                              (64,768)                    0
    Class O                                              N/A                   N/A
   Net realized gain on sale of
    investments
    Class A                                       (2,134,660)           (3,250,559)
    Class B                                       (3,728,665)           (5,990,927)
    Class C                                          (80,624)              (82,879)
    Institutional Class                           (5,092,315)           (8,994,941)
    Class O                                              N/A                   N/A
   In excess of realized gains
    Class A                                                0                     0
    Class B                                                0                     0
    Class C                                                0                     0
    Institutional Class                                    0                     0
    Class O                                              N/A                   N/A
Capital share transactions:
   Proceeds from shares sold - Class A             4,294,176             2,187,342
   Reinvestment of dividends - Class A             2,020,794             3,091,093
   Cost of shares redeemed - Class A              (6,426,192)           (4,574,649)
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                             (111,222)              703,786
                                             ---------------       ---------------
   Proceeds from shares sold - Class B             2,250,108             3,470,105
   Reinvestment of dividends - Class B             3,670,032             5,916,148
   Cost of shares redeemed - Class B              (7,701,547)           (7,186,450)
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                           (1,781,407)            2,199,803
                                             ---------------       ---------------
   Proceeds from shares sold - Class C               312,492               380,623
   Reinvestment of dividends - Class C                63,412                74,817
   Cost of shares redeemed - Class C                (225,437)             (135,123)
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                              150,467               320,317
                                             ---------------       ---------------
   Proceeds from shares sold -
    Institutional Class                            9,083,985            17,904,086
   Reinvestment of dividends -
    Institutional Class                            4,495,521             7,528,780
   Cost of shares redeemed -
    Institutional Class                          (21,565,027)          (25,729,289)
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS               (7,985,521)             (296,423)
                                             ---------------       ---------------
   Proceeds from shares sold - Class O                   N/A                   N/A
   Reinvestment of dividends - Class O                   N/A                   N/A
   Cost of shares redeemed - Class O                     N/A                   N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                  N/A                   N/A
                                             ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS            (40,073,289)          (35,844,862)
                                             ===============       ===============
NET ASSETS:

ENDING NET ASSETS                            $    64,763,241       $   104,836,530
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                             429,314               190,085
   Shares issued in reinvestment of
    dividends - Class A                              201,475               268,791
   Shares redeemed - Class A                        (676,748)             (396,345)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                               (45,959)               62,531
   Shares sold - Class B                             292,900               382,749
   Shares issued in reinvestment of
    dividends - Class B                              453,090               632,067
   Shares redeemed - Class B                      (1,079,865)             (774,375)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                              (333,875)              240,441
   Shares sold - Class C                              40,250                41,415
   Shares issued in reinvestment of
    dividends - Class C                                7,829                 7,993
   Shares redeemed - Class C                         (33,513)              (14,490)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                14,566                34,918
   Shares sold - Institutional Class                 996,205             1,626,933
   Shares issued in reinvestment of
    dividends - Institutional Class                  447,405               654,676
   Shares redeemed - Institutional
    Class                                         (2,239,695)           (2,247,734)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                  (796,085)               33,875
   Shares sold - Class O                                 N/A                   N/A
   Shares issued in reinvestment of
    dividends - Class O                                  N/A                   N/A
   Shares redeemed - Class O                             N/A                   N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                   N/A                   N/A
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                           $       453,720       $        64,751
                                             ===============       ===============

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

                                                                GROWTH                                 GROWTH EQUITY
                                                ---------------------------------------   ---------------------------------------
                                                           FOR THE              FOR THE              FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                            $   367,922,232      $   433,032,630      $   507,621,902      $   796,263,304
OPERATIONS:
   Net investment income (loss)                           (584,738)            (657,387)          (1,208,312)            (696,889)
   Net realized gain (loss) on sale of
    investments and foreign
    currency transactions                              (32,462,475)         (39,985,040)         (12,548,410)          19,774,993
   Net realized gain (loss) on
    expiration of option contracts                               0                    0                    0                    0
   Net realized gain (loss) on short
    sales                                                        0                    0                    0                    0
   Net change in unrealized appreciation
    (depreciation) of investments and
    translation of assets and liabilities
    in foreign currencies, futures, options
    and short sales                                    (16,817,718)        (141,125,776)         (55,577,627)        (234,336,960)
   Net change in unrealized appreciation
    (depreciation) of forward foreign
    currency contracts                                           0                    0                    0                    0
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             (49,864,931)        (181,768,203)         (69,334,349)        (215,258,856)
                                                   ---------------      ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                      0                    0               (4,486)                   0
    Class B                                                      0                    0                    0                    0
    Class C                                                    N/A                  N/A                    0                    0
    Institutional Class                                          0                    0           (1,519,769)                   0
    Class O                                                    N/A                  N/A                  N/A                  N/A
   Net realized gain on sale of
    investments
    Class A                                                      0          (54,527,708)            (493,172)          (2,707,644)
    Class B                                                      0          (11,914,966)            (694,251)          (3,977,419)
    Class C                                                    N/A                  N/A              (82,233)            (355,351)
    Institutional Class                                          0           (9,369,980)         (18,166,612)        (111,238,770)
    Class O                                                    N/A                  N/A                  N/A                  N/A
   In excess of realized gains
    Class A                                                      0                    0                    0                    0
    Class B                                                      0                    0                    0                    0
    Class C                                                    N/A                  N/A                    0                    0
    Institutional Class                                          0                    0                    0                    0
    Class O                                                    N/A                  N/A                  N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                  10,049,518           24,519,439            5,294,107            6,713,812
   Reinvestment of dividends - Class A                           0           53,620,950              491,472            2,684,421
   Cost of shares redeemed - Class A                   (34,523,169)         (54,771,487)          (4,322,581)          (6,828,216)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                                (24,473,651)          23,368,902(1)         1,462,998            2,570,017
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class B                     826,232            4,779,391            2,244,469            2,372,171
   Reinvestment of dividends - Class B                           0           11,754,962              687,203            3,907,145
   Cost of shares redeemed - Class B                   (12,124,619)         (14,104,018)          (3,241,197)          (2,715,281)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                (11,298,387)           2,430,335(1)          (309,525)           3,564,035
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class C                         N/A                  N/A            1,241,280              726,459
   Reinvestment of dividends - Class C                         N/A                  N/A               82,231              355,299
   Cost of shares redeemed - Class C                           N/A                  N/A             (962,829)            (468,852)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                                        N/A                  N/A              360,682              612,906
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold -
    Institutional Class                                  4,291,797          243,545,443           47,939,077           61,418,329
   Reinvestment of dividends -
    Institutional Class                                          0            5,473,304           19,528,196          110,486,227
   Cost of shares redeemed -
    Institutional Class                                (77,951,919)         (82,347,525)         (95,762,344)        (133,754,876)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                    (73,660,122)         166,671,222(1)       (28,295,071)          38,149,680
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class O                         N/A                  N/A                  N/A                  N/A
   Reinvestment of dividends - Class O                         N/A                  N/A                  N/A                  N/A
   Cost of shares redeemed - Class O                           N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                        N/A                  N/A                  N/A                  N/A
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS                 (159,297,091)         (65,110,398)        (117,075,788)        (288,641,402)
                                                   ===============      ===============      ===============      ================

NET ASSETS:

ENDING NET ASSETS                                  $   208,625,141      $   367,922,232      $   390,546,114      $   507,621,902
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                   869,678            1,729,110              211,621              228,434
   Shares issued in reinvestment of
    dividends - Class A                                          0            3,212,754               18,668               82,699
   Shares redeemed - Class A                            (2,999,366)          (3,579,321)            (178,004)            (232,962)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                                  (2,129,688)           1,362,543(1)            52,285               78,171
   Shares sold - Class B                                    99,694              453,486               95,289               80,361
   Shares issued in reinvestment of
    dividends - Class B                                          0            1,008,144               27,066              125,875
   Shares redeemed - Class B                            (1,523,611)          (1,308,189)            (141,507)             (95,918)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                                  (1,423,917)             153,441(1)           (19,152)             110,318
   Shares sold - Class C                                       N/A                  N/A               50,046               24,735
   Shares issued in reinvestment of
    dividends - Class C                                        N/A                  N/A                3,124               11,055
   Shares redeemed - Class C                                   N/A                  N/A              (39,391)             (15,757)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                         N/A                  N/A               13,779               20,033
   Shares sold - Institutional Class                       311,086           14,167,113            1,891,197            1,983,244
   Shares issued in reinvestment of
    dividends - Institutional Class                              0              279,108              725,929            3,392,270
   Shares redeemed - Institutional
    Class                                               (5,590,402)          (4,981,401)          (3,895,101)          (4,327,920)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                      (5,279,316)           9,464,820(1)        (1,277,975)           1,047,594
   Shares sold - Class O                                       N/A                  N/A                  N/A                  N/A
   Shares issued in reinvestment of
    dividends - Class O                                        N/A                  N/A                  N/A                  N/A
   Shares redeemed - Class O                                   N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                         N/A                  N/A                  N/A                  N/A
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                                 $             0      $             0      $      (671,084)     $     1,081,494
                                                   ===============      ===============      ===============      ===============

                                       106

                                                                 INDEX                              INTERNATIONAL EQUITY
                                                ---------------------------------------   ---------------------------------------
                                                           FOR THE              FOR THE              FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2002   SEPTEMBER 30, 2001   SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                            $   733,380,048      $   982,974,516      $   183,348,891      $   231,931,378
OPERATIONS:
   Net investment income (loss)                          9,444,368            9,673,040              261,406                 (250)
   Net realized gain (loss) on sale of
    investments and foreign
    currency transactions                              (34,566,499)         (10,597,296)         (26,629,709)          (9,981,552)
   Net realized gain (loss) on
    expiration of option contracts                               0                    0                    0                    0
   Net realized gain (loss) on short
    sales                                                        0                    0                    0                    0
   Net change in unrealized appreciation
    (depreciation) of investments and
    translation of assets and liabilities
    in foreign currencies, futures, option
    and short sales                                   (123,259,770)        (263,871,358)         (85,117,991)         (64,868,722)
   Net change in unrealized appreciation
    (depreciation) of forward foreign
    currency contracts                                           0                    0               17,712               18,056
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            (148,381,901)        (264,795,614)        (111,468,582)         (74,832,468)
                                                   ---------------      ---------------      ---------------      ---------------
Distributions to shareholders from:
   Net investment income
    Class A                                                    N/A                  N/A                    0                    0
    Class B                                                    N/A                  N/A                    0                    0
    Class C                                                    N/A                  N/A                    0                    0
    Institutional Class                                 (9,607,138)         (10,132,398)                   0                    0
    Class O                                                    N/A                  N/A                  N/A                  N/A
   Net realized gain on sale of
    investments
    Class A                                                    N/A                  N/A                    0             (908,958)
    Class B                                                    N/A                  N/A                    0           (1,295,588)
    Class C                                                    N/A                  N/A                    0              (63,696)
    Institutional Class                                          0          (28,690,172)                   0           (2,671,108)
    Class O                                                    N/A                  N/A                  N/A                  N/A
   In excess of realized gains
    Class A                                                    N/A                  N/A                    0                    0
    Class B                                                    N/A                  N/A                    0                    0
    Class C                                                    N/A                  N/A                    0                    0
    Institutional Class                                          0                    0                    0                    0
    Class O                                                    N/A                  N/A                  N/A                  N/A
Capital share transactions:
   Proceeds from shares sold - Class A                         N/A                  N/A          205,500,445           65,605,066
   Reinvestment of dividends - Class A                         N/A                  N/A                    0              700,782
   Cost of shares redeemed - Class A                           N/A                  N/A         (209,924,814)         (65,857,050)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                                        N/A                  N/A           (4,424,369)(1)          448,798
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class B                         N/A                  N/A            4,322,793            7,497,351
   Reinvestment of dividends - Class B                         N/A                  N/A                    0            1,248,845
   Cost of shares redeemed - Class B                           N/A                  N/A           (8,813,921)         (10,708,144)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                        N/A                  N/A           (4,491,128)(1)       (1,961,948)
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class C                         N/A                  N/A            4,902,467            4,387,745
   Reinvestment of dividends - Class C                         N/A                  N/A                    0               59,828
   Cost of shares redeemed - Class C                           N/A                  N/A           (4,852,145)          (3,469,068)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                                        N/A                  N/A               50,322              978,505
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold -
    Institutional Class                                215,888,922          226,097,002          533,017,876           95,923,764
   Reinvestment of dividends -
    Institutional Class                                  7,464,422           31,487,531                    0            1,820,178
   Cost of shares redeemed -
    Institutional Class                               (202,576,192)        (203,560,817)        (169,573,362)         (66,019,966)
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                     20,777,152           54,023,716          363,444,514(1)        31,723,976
                                                   ---------------      ---------------      ---------------      ---------------
   Proceeds from shares sold - Class O                         N/A                  N/A                  N/A                  N/A
   Reinvestment of dividends - Class O                         N/A                  N/A                  N/A                  N/A
   Cost of shares redeemed - Class O                           N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                        N/A                  N/A                  N/A                  N/A
                                                   ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS                 (137,211,887)        (249,594,468)         243,110,757          (48,582,487)
                                                   ===============      ===============      ===============      ===============
NET ASSETS:

ENDING NET ASSETS                                  $   596,168,161      $   733,380,048      $   426,459,648      $   183,348,891
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                       N/A                  N/A           19,641,624            5,131,843
   Shares issued in reinvestment of
    dividends - Class A                                        N/A                  N/A                    0               49,040
   Shares redeemed - Class A                                   N/A                  N/A          (19,871,821)          (5,118,597)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                                         N/A                  N/A             (230,197)(1)           62,286
   Shares sold - Class B                                       N/A                  N/A              395,110              560,920
   Shares issued in reinvestment of
    dividends - Class B                                        N/A                  N/A                    0               88,949
   Shares redeemed - Class B                                   N/A                  N/A             (855,058)            (840,170)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                                         N/A                  N/A             (459,948)(1)         (190,301)
   Shares sold - Class C                                       N/A                  N/A              463,492              353,842
   Shares issued in reinvestment of
    dividends - Class C                                        N/A                  N/A                    0                4,267
   Shares redeemed - Class C                                   N/A                  N/A             (462,810)            (284,681)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                         N/A                  N/A                  682               73,428
   Shares sold - Institutional Class                     5,147,686            4,465,709           50,359,359            7,191,041
   Shares issued in reinvestment of
    dividends - Institutional Class                        163,765              582,531                    0              127,911
   Shares redeemed - Institutional
    Class                                               (4,697,053)          (4,044,103)         (16,713,796)          (4,998,810)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                         614,398            1,004,137           33,645,563(1)         2,320,142
   Shares sold - Class O                                       N/A                  N/A                  N/A                  N/A
   Shares issued in reinvestment of
    dividends - Class O                                        N/A                  N/A                  N/A                  N/A
   Shares redeemed - Class O                                   N/A                  N/A                  N/A                  N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                         N/A                  N/A                  N/A                  N/A
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                                 $     8,054,095      $     8,226,253      $       542,963      $             0
                                                   ===============      ===============      ===============      ===============

                                                       LARGE CAP APPRECIATION(2)
                                                ---------------------------------------
                                                           FOR THE          FOR THE ONE
                                                        YEAR ENDED          MONTH ENDED
                                                SEPTEMBER 30, 2002   SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                            $       167,518      $             0
OPERATIONS:
   Net investment income (loss)                            (10,718)                  16
   Net realized gain (loss) on sale of
    investments and foreign
    currency transactions                               (1,135,587)                (578)
   Net realized gain (loss) on
    expiration of option contracts                               0                    0
   Net realized gain (loss) on short
    sales                                                        0                    0
   Net change in unrealized appreciation
    (depreciation) of investments and
    translation of assets and liabilities
    in foreign currencies, futures, option
    and short sales                                       (702,866)                 169
   Net change in unrealized appreciation
    (depreciation) of forward foreign
    currency contracts                                           0                    0
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              (1,849,171)                (393)
                                                   ---------------      ---------------
Distributions to shareholders from:
   Net investment income
    Class A                                                      0                    0
    Class B                                                      0                    0
    Class C                                                      0                    0
    Institutional Class                                          0                    0
    Class O                                                    N/A                  N/A
   Net realized gain on sale of
    investments
    Class A                                                      0                    0
    Class B                                                      0                    0
    Class C                                                      0                    0
    Institutional Class                                          0                    0
    Class O                                                    N/A                  N/A
   In excess of realized gains
    Class A                                                      0                    0
    Class B                                                      0                    0
    Class C                                                      0                    0
    Institutional Class                                          0                    0
    Class O                                                    N/A                  N/A
Capital share transactions:
   Proceeds from shares sold - Class A                   1,261,877               40,914
   Reinvestment of dividends - Class A                           0                    0
   Cost of shares redeemed - Class A                      (135,776)                   0
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                                  1,126,101               40,914
                                                   ---------------      ---------------
   Proceeds from shares sold - Class B                   1,513,914               99,647
   Reinvestment of dividends - Class B                           0                    0
   Cost of shares redeemed - Class B                      (228,541)              (8,518)
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                  1,285,373               91,129
                                                   ---------------      ---------------
   Proceeds from shares sold - Class C                     246,307               25,868
   Reinvestment of dividends - Class C                           0                    0
   Cost of shares redeemed - Class C                       (12,824)                   0
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS C                                    233,483               25,868
                                                   ---------------      ---------------
   Proceeds from shares sold -
    Institutional Class                                  5,441,711               10,000
   Reinvestment of dividends -
    Institutional Class                                          0                    0
   Cost of shares redeemed -
    Institutional Class                                   (111,784)                   0
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                      5,329,927               10,000
                                                   ---------------      ---------------
   Proceeds from shares sold - Class O                         N/A                  N/A
   Reinvestment of dividends - Class O                         N/A                  N/A
   Cost of shares redeemed - Class O                           N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS O                                        N/A                  N/A
                                                   ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS                    6,125,713              167,518
                                                   ===============      ===============
NET ASSETS:

ENDING NET ASSETS                                  $     6,293,231      $       167,518
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                   129,822                4,297
   Shares issued in reinvestment of
    dividends - Class A                                          0                    0
   Shares redeemed - Class A                               (14,918)                   0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                                     114,904                4,297
   Shares sold - Class B                                   154,466               10,499
   Shares issued in reinvestment of
    dividends - Class B                                          0                    0
   Shares redeemed - Class B                               (24,670)                (903)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                                     129,796                9,596
   Shares sold - Class C                                    25,332                2,695
   Shares issued in reinvestment of
    dividends - Class C                                          0                    0
   Shares redeemed - Class C                                (1,295)                   0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS C                                      24,037                2,695
   Shares sold - Institutional Class                       562,749                1,000
   Shares issued in reinvestment of
    dividends - Institutional Class                              0                    0
   Shares redeemed - Institutional
    Class                                                  (13,166)                   0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                         549,583                1,000
   Shares sold - Class O                                       N/A                  N/A
   Shares issued in reinvestment of
    dividends - Class O                                        N/A                  N/A
   Shares redeemed - Class O                                   N/A                  N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS O                                         N/A                  N/A
ENDING BALANCE OF UNDISTRIBUTED NET
 INVESTMENT INCOME                                 $        (4,368)     $            16
                                                   ===============      ===============

                                                               LARGE COMPANY GROWTH
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED              YEAR ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                              $    1,604,015,399      $    2,323,756,671
OPERATIONS:
   Net investment income (loss)                             (13,052,769)            (13,660,068)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                      (293,675,019)            (46,283,348)
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0
   Net realized gain (loss) on short sales                            0                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options, and short sales          (122,839,087)           (951,417,071)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         (429,566,875)         (1,011,360,487)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                               0                       0
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                           0              (3,583,767)
    Class B                                                           0              (5,950,162)
    Class C                                                           0                (364,969)
    Institutional Class                                               0             (19,794,153)
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                (151,261)
    Class B                                                           0                (251,140)
    Class C                                                           0                 (15,414)
    Institutional Class                                               0                (835,379)
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                       69,170,125             129,074,571
   Reinvestment of dividends - Class A                                0               3,574,082
   Cost of shares redeemed - Class A                        (83,693,361)           (103,718,150)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                (14,523,236)             28,930,503
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                       40,948,171             111,502,061
   Reinvestment of dividends - Class B                                0               6,007,966
   Cost of shares redeemed - Class B                        (61,446,188)            (61,921,714)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                (20,498,017)             55,588,313
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                       18,772,054              22,868,408
   Reinvestment of dividends - Class C                                0                 327,793
   Cost of shares redeemed - Class C                         (9,808,261)             (6,523,034)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                  8,963,793              16,673,167
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class          548,924,919             475,917,042
   Reinvestment of dividends - Institutional Class                    0              17,083,535
   Cost of shares redeemed - Institutional Class           (271,332,766)           (271,627,100)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                    277,592,153             221,373,477
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (178,032,182)           (719,741,272)
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $    1,425,983,217      $    1,604,015,399
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                      1,456,934               2,122,072
   Shares issued in reinvestment of
    dividends - Class A                                               0                  50,496
   Shares redeemed - Class A                                 (1,894,507)             (1,679,120)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                       (437,573)                493,448
   Shares sold - Class B                                        921,505               1,945,338
   Shares issued in reinvestment of
    dividends - Class B                                               0                  91,459
   Shares redeemed - Class B                                 (1,502,426)             (1,183,956)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                       (580,921)                852,841
   Shares sold - Class C                                        431,104                 416,088
   Shares issued in reinvestment of
    dividends - Class C                                               0                   4,985
   Shares redeemed - Class C                                   (237,809)               (125,967)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                        193,295                 295,106
   Shares sold - Institutional Class                         12,758,069               8,369,740
   Shares issued in reinvestment of
    dividends - Institutional Class                                   0                 256,202
   Shares redeemed - Institutional Class                     (6,310,279)             (4,939,390)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                          6,447,790               3,686,552
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $       (4,146,982)     $       (4,453,342)
                                                     ==================      ==================

                                                                 MID CAP GROWTH(3)
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED                  PERIOD
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $        8,998,045      $                0
OPERATIONS:
   Net investment income (loss)                                (161,515)               (126,449)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                        (3,690,617)             (4,528,380)
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0
   Net realized gain (loss) on short sales                            0                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options, and short sales             1,732,409              (2,687,967)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                           (2,119,723)             (7,342,796)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                        2,843,572               8,918,800
   Reinvestment of dividends - Class A                                0                       0
   Cost of shares redeemed - Class A                         (2,119,048)             (1,823,482)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                    724,524               7,095,318
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                        1,476,556               9,401,199
   Reinvestment of dividends - Class B                                0                       0
   Cost of shares redeemed - Class B                         (1,303,386)             (1,203,105)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                    173,170               8,198,094
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                          250,170               1,239,792
   Reinvestment of dividends - Class C                                0                       0
   Cost of shares redeemed - Class C                           (308,431)               (192,363)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                    (58,261)              1,047,429
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class                  N/A                     N/A
   Reinvestment of dividends - Institutional Class                  N/A                     N/A
   Cost of shares redeemed - Institutional Class                    N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                            N/A                     N/A
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                        (1,280,290)              8,998,045
                                                     ==================      ==================

NET ASSETS:

ENDING NET ASSETS                                    $        7,717,755      $        8,998,045
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                        553,163               1,185,957
   Shares issued in reinvestment of
    dividends - Class A                                               0                       0
   Shares redeemed - Class A                                   (437,250)               (307,452)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                        115,913                 878,505
   Shares sold - Class B                                        291,932               1,195,191
   Shares issued in reinvestment of
    dividends - Class B                                               0                       0
   Shares redeemed - Class B                                   (282,411)               (182,226)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                          9,521               1,012,965
   Shares sold - Class C                                         48,251                 162,861
   Shares issued in reinvestment of
    dividends - Class C                                               0                       0
   Shares redeemed - Class C                                    (61,628)                (26,019)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                        (13,377)                136,842
   Shares sold - Institutional Class                                  0                     N/A
   Shares issued in reinvestment of
    dividends - Institutional Class                                   0                     N/A
   Shares redeemed - Institutional Class                              0                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                                  0                     N/A
   Shares sold - Class O                                              0                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                               0                     N/A
   Shares redeemed - Class O                                          0                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                              0                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $                0      $                0
                                                     ==================      ==================

                                       108

                                                         SIFE SPECIALIZED FINANCIAL SERVICES
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED              YEAR ENDED
                                                     SEPTEMBER 30, 2002       DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $      706,549,974      $      809,317,254
OPERATIONS:
   Net investment income (loss)                               4,628,168               8,073,576
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                       118,691,349              25,340,898
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0
   Net realized gain (loss) on short sales                            0                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options, and short sales          (208,332,523)            (57,725,874)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (85,013,006)            (24,311,400)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                  (4,021,093)             (7,903,862)
    Class B                                                          (7)                (36,558)
    Class C                                                          (4)                 (2,627)
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                (107,746,039)            (22,789,529)
    Class B                                                  (4,401,569)               (823,848)
    Class C                                                    (378,917)                (68,883)
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                       11,973,012             228,861,603
   Reinvestment of dividends - Class A                       99,242,243              27,171,016
   Cost of shares redeemed - Class A                        (88,457,502)           (302,607,302)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 22,757,753(1)          (46,574,683)
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                        3,146,624               1,095,209
   Reinvestment of dividends - Class B                        4,046,194                 797,772
   Cost of shares redeemed - Class B                         (2,968,146)             (2,228,027)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                  4,224,672(1)             (335,046)
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                          483,254                 306,722
   Reinvestment of dividends - Class C                          338,520                  63,443
   Cost of shares redeemed - Class C                           (400,912)               (291,009)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                    420,862(1)               79,156
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class                  N/A                     N/A
   Reinvestment of dividends - Institutional Class                  N/A                     N/A
   Cost of shares redeemed - Institutional Class                    N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                            N/A                     N/A
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (174,157,348)           (102,767,280)
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $      532,392,626      $      706,549,974
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                      2,398,313              40,711,225
   Shares issued in reinvestment of
    dividends - Class A                                      25,910,479               5,082,452
   Shares redeemed - Class A                                (17,201,238)            (53,964,766)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                     11,107,554(1)           (8,171,089)
   Shares sold - Class B                                        582,167                 195,576
   Shares issued in reinvestment of
    dividends - Class B                                       1,067,597                 151,733
   Shares redeemed - Class B                                   (582,699)               (399,124)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                      1,067,065(1)              (51,815)
   Shares sold - Class C                                         89,291                  55,984
   Shares issued in reinvestment of
    dividends - Class C                                          89,556                  12,094
   Shares redeemed - Class C                                    (79,406)                (51,816)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                         99,441(1)               16,262
   Shares sold - Institutional Class                                N/A                     N/A
   Shares issued in reinvestment of
    dividends - Institutional Class                                 N/A                     N/A
   Shares redeemed - Institutional Class                            N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                                N/A                     N/A
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $        1,474,863      $        1,811,100
                                                     ==================      ==================

                                                                 SMALL CAP GROWTH
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED              YEAR ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $      253,515,822      $      534,016,579
OPERATIONS:
   Net investment income (loss)                              (3,119,763)             (3,506,267)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                       (99,202,737)           (216,319,432)
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0
   Net realized gain (loss) on short sales                            0                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options, and short sales            36,747,159            (121,774,574)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (65,575,341)           (341,600,273)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                               0                       0
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                           0             (37,589,825)
    Class B                                                           0             (20,570,278)
    Class C                                                           0              (5,138,754)
    Institutional Class                                               0             (35,577,479)
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                               0                       0
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                       81,037,512             110,438,355
   Reinvestment of dividends - Class A                                0              33,883,919
   Cost of shares redeemed - Class A                        (80,332,951)            (82,452,176)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                    704,561              61,870,098
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                        6,139,145              15,635,317
   Reinvestment of dividends - Class B                                0              19,968,885
   Cost of shares redeemed - Class B                        (11,702,153)            (16,399,020)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                 (5,563,008)             19,205,182
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                        3,636,155               5,543,187
   Reinvestment of dividends - Class C                                0               3,081,051
   Cost of shares redeemed - Class C                         (3,710,911)             (3,783,127)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                    (74,756)              4,841,111
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class           90,928,426             126,452,191
   Reinvestment of dividends - Institutional Class                    0              26,580,152
   Cost of shares redeemed - Institutional Class            (95,612,041)            (78,972,882)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                     (4,683,615)             74,059,461
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (75,192,159)           (280,500,757)
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $      178,323,663      $      253,515,822
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                      5,538,112               5,995,549
   Shares issued in reinvestment of
    dividends - Class A                                               0               1,359,708
   Shares redeemed - Class A                                 (5,483,870)             (4,376,560)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                         54,242               2,978,697
   Shares sold - Class B                                        426,934                 721,105
   Shares issued in reinvestment of
    dividends - Class B                                               0                 824,479
   Shares redeemed - Class B                                   (894,196)               (789,909)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                       (467,262)                755,675
   Shares sold - Class C                                        259,648                 253,274
   Shares issued in reinvestment of
    dividends - Class C                                               0                 127,264
   Shares redeemed - Class C                                   (278,960)               (192,724)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                        (19,312)                187,814
   Shares sold - Institutional Class                          5,711,892               5,690,649
   Shares issued in reinvestment of
    dividends - Institutional Class                                   0               1,047,700
   Shares redeemed - Institutional Class                     (6,104,723)             (3,782,857)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                           (392,831)              2,955,492
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $                0      $                0
                                                     ==================      ==================

                                                              SMALL CAP OPPORTUNITIES
                                                     -----------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED              YEAR ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $      293,149,490      $      282,213,730
OPERATIONS:
   Net investment income (loss)                              (2,872,771)             (1,127,101)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                        19,905,340              19,032,922
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0
   Net realized gain (loss) on short sales                            0                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options, and short sales           (59,040,632)            (31,282,740)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (42,008,063)            (13,376,919)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                         N/A                       0
    Class B                                                         N/A                       0
    Class C                                                         N/A                     N/A
    Institutional Class                                               0                       0
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                         N/A                (408,800)
    Class B                                                         N/A                (471,031)
    Class C                                                         N/A                     N/A
    Institutional Class                                     (17,241,709)            (22,376,485)
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                         N/A                       0
    Class B                                                         N/A                       0
    Class C                                                         N/A                     N/A
    Institutional Class                                               0                       0
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                              N/A               1,113,192
   Reinvestment of dividends - Class A                              N/A                 391,716
   Cost of shares redeemed - Class A                                N/A              (1,070,362)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A(1)              434,546
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                              N/A                 731,270
   Reinvestment of dividends - Class B                              N/A                 467,575
   Cost of shares redeemed - Class B                                N/A                (642,919)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                        N/A(1)              555,926
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                              N/A                     N/A
   Reinvestment of dividends - Class C                              N/A                     N/A
   Cost of shares redeemed - Class C                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                        N/A                     N/A
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class          128,037,697              97,824,938
   Reinvestment of dividends - Institutional Class           15,064,919              19,534,084
   Cost of shares redeemed - Institutional Class            (82,122,160)            (70,780,499)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                     60,980,456(1)           46,578,523
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                         1,730,684              10,935,760
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $      294,880,174      $      293,149,490
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                            N/A                  40,087
   Shares issued in reinvestment of
    dividends - Class A                                             N/A                  14,671
   Shares redeemed - Class A                                        N/A                 (38,359)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                            N/A(1)               16,399
   Shares sold - Class B                                            N/A                  27,361
   Shares issued in reinvestment of
    dividends - Class B                                             N/A                  18,137
   Shares redeemed - Class B                                        N/A                 (24,166)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                            N/A(1)               21,332
   Shares sold - Class C                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class C                                             N/A                     N/A
   Shares redeemed - Class C                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                            N/A                     N/A
   Shares sold - Institutional Class                          4,064,406               3,458,243
   Shares issued in reinvestment of
    dividends - Institutional Class                             521,097                 730,246
   Shares redeemed - Institutional Class                     (3,056,437)             (2,574,268)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                          1,529,066(1)            1,614,221
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $                0      $                0
                                                     ==================      ==================

                                                                SMALL COMPANY GROWTH                 SMALL COMPANY VALUE(4)
                                                     ------------------------------------------      ----------------------
                                                                FOR THE                 FOR THE                     FOR THE
                                                             YEAR ENDED              YEAR ENDED                PERIOD ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001          SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $      431,694,603      $      603,583,817          $                0
OPERATIONS:
   Net investment income (loss)                              (3,013,662)             (2,297,396)                    (11,792)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                       (78,242,475)            (36,461,096)                   (979,603)
   Net realized gain (loss) on expiration of
    option contracts                                                  0                       0                           0
   Net realized gain (loss) on short sales                            0                       0                           0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options and short sales               (799,483)            (96,601,394)                 (2,857,618)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                       0                           0
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (82,055,620)           (135,359,886)                 (3,849,013)
                                                     ------------------      ------------------          ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                         N/A                     N/A                           0
    Class B                                                         N/A                     N/A                           0
    Class C                                                         N/A                     N/A                           0
    Institutional Class                                               0                       0                           0
    Class O                                                         N/A                     N/A                         N/A
   Net realized gain on sale of investments
    Class A                                                         N/A                     N/A                           0
    Class B                                                         N/A                     N/A                           0
    Class C                                                         N/A                     N/A                           0
    Institutional Class                                               0            (116,063,769)                          0
    Class O                                                         N/A                     N/A                         N/A
   In excess of realized gains
    Class A                                                         N/A                     N/A                           0
    Class B                                                         N/A                     N/A                           0
    Class C                                                         N/A                     N/A                           0
    Institutional Class                                               0                       0                           0
    Class O                                                         N/A                     N/A                         N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                              N/A                     N/A                   7,179,793
   Reinvestment of dividends - Class A                              N/A                     N/A                           0
   Cost of shares redeemed - Class A                                N/A                     N/A                  (1,545,940)
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                        N/A                     N/A                   5,633,853
                                                     ------------------      ------------------          ------------------
   Proceeds from shares sold - Class B                              N/A                     N/A                   7,366,670
   Reinvestment of dividends - Class B                              N/A                     N/A                           0
   Cost of shares redeemed - Class B                                N/A                     N/A                    (929,813)
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                        N/A                     N/A                   6,436,857
                                                     ------------------      ------------------          ------------------
   Proceeds from shares sold - Class C                              N/A                     N/A                      61,285
   Reinvestment of dividends - Class C                              N/A                     N/A                           0
   Cost of shares redeemed - Class C                                N/A                     N/A                           0
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                        N/A                     N/A                      61,285
                                                     ------------------      ------------------          ------------------
   Proceeds from shares sold - Institutional Class           94,776,737              74,571,532                   6,734,531
   Reinvestment of dividends - Institutional Class                    0             111,392,278                           0
   Cost of shares redeemed - Institutional Class           (114,451,687)           (106,429,369)                   (356,904)
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                    (19,674,950)             79,534,441                   6,377,627
                                                     ------------------      ------------------          ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A                           0
   Reinvestment of dividends - Class O                              N/A                     N/A                           0
   Cost of shares redeemed - Class O                                N/A                     N/A                           0
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A                           0
                                                     ------------------      ------------------          ------------------
NET INCREASE (DECREASE) IN NET ASSETS                      (101,730,570)           (171,889,214)                 14,660,609
                                                     ==================      ==================          ==================
NET ASSETS:

ENDING NET ASSETS                                    $      329,964,033      $      431,694,603          $       14,660,609
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                            N/A                     N/A                     653,444
   Shares issued in reinvestment of
    dividends - Class A                                             N/A                     N/A                           0
   Shares redeemed - Class A                                        N/A                     N/A                    (146,216)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                            N/A                     N/A                     507,228
   Shares sold - Class B                                            N/A                     N/A                     676,545
   Shares issued in reinvestment of
    dividends - Class B                                             N/A                     N/A                           0
   Shares redeemed - Class B                                        N/A                     N/A                     (96,823)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                            N/A                     N/A                     579,722
   Shares sold - Class C                                            N/A                     N/A                       7,084
   Shares issued in reinvestment
    of dividends - Class C                                          N/A                     N/A                           0
   Shares redeemed - Class C                                        N/A                     N/A                           0
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                            N/A                     N/A                       7,084
   Shares sold - Institutional Class                          3,963,144               2,835,000                     682,095
   Shares issued in reinvestment of
    dividends - Institutional Class                                   0               4,344,473                           0
   Shares redeemed - Institutional Class                     (4,811,198)             (3,978,923)                    (34,317)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                           (848,054)              3,200,550                     647,778
   Shares sold - Class O                                            N/A                     N/A                         N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A                         N/A
   Shares redeemed - Class O                                        N/A                     N/A                         N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A                         N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $         (506,802)     $         (791,004)         $           (2,591)
                                                     ==================      ==================          ==================

                                       110

                                                           SPECIALIZED HEALTH SCIENCES(5)
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED            PERIOD ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $       30,927,620      $                0
OPERATIONS:
   Net investment income (loss)                                (545,419)               (160,507)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                        (6,616,046)               (313,653)
   Net realized gain (loss) on expiration of
    option contracts                                           (243,650)                      0
   Net realized gain (loss) on short sales                       30,766                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options and short sales             (1,076,602)             (2,224,563)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                       267                       0
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                           (8,450,684)             (2,698,723)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                        6,802,662              14,010,348
   Reinvestment of dividends - Class A                                0                       0
   Cost of shares redeemed - Class A                         (3,458,295)               (567,308)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                  3,344,367              13,443,040
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                        7,155,251              18,441,991
   Reinvestment of dividends - Class B                                0                       0
   Cost of shares redeemed - Class B                         (3,490,347)               (762,521)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                  3,664,904              17,679,470
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                        1,137,193               2,565,422
   Reinvestment of dividends - Class C                                0                       0
   Cost of shares redeemed - Class C                           (779,426)                (61,589)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                    357,767               2,503,833
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class                  N/A                     N/A
   Reinvestment of dividends - Institutional Class                  N/A                     N/A
   Cost of shares redeemed - Institutional Class                    N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                            N/A                     N/A
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                        (1,083,646)             30,927,620
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $       29,843,974      $       30,927,620
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                        686,830               1,328,046
   Shares issued in reinvestment of
    dividends - Class A                                               0                       0
   Shares redeemed - Class A                                   (394,287)                (56,326)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                        292,543               1,271,720
   Shares sold - Class B                                        727,189               1,765,547
   Shares issued in reinvestment of
    dividends - Class B                                               0                       0
   Shares redeemed - Class B                                   (400,075)                (75,734)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                        327,114               1,689,813
   Shares sold - Class C                                        116,862                 241,980
   Shares issued in reinvestment
    of dividends - Class C                                            0                       0
   Shares redeemed - Class C                                    (87,122)                 (6,230)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                         29,740                 235,750
   Shares sold - Institutional Class                                N/A                     N/A
   Shares issued in reinvestment of
    dividends - Institutional Class                                 N/A                     N/A
   Shares redeemed - Institutional Class                            N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                                N/A                     N/A
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $                0      $                0
                                                     ==================      ==================

                                                               SPECIALIZED TECHNOLOGY
                                                     ------------------------------------------
                                                                FOR THE                 FOR THE
                                                             YEAR ENDED              YEAR ENDED
                                                     SEPTEMBER 30, 2002      SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                              $       64,484,439      $      109,759,599
OPERATIONS:
   Net investment income (loss)                              (1,260,507)             (1,004,015)
   Net realized gain (loss) on sale of investments
    and foreign currency transactions                       (13,312,455)           (118,746,472)
   Net realized gain (loss) on expiration of
    option contracts                                            281,040                       0
   Net realized gain (loss) on short sales                       69,567                       0
   Net change in unrealized appreciation
    (depreciation) of investments and translation
    of assets and liabilities in foreign
    currencies, futures, options and short sales                177,249              (7,648,903)
   Net change in unrealized appreciation
    (depreciation) of forward foreign currency
    contracts                                                         0                     (42)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          (14,045,106)           (127,399,432)
                                                     ------------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   Net realized gain on sale of investments
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
   In excess of realized gains
    Class A                                                           0                       0
    Class B                                                           0                       0
    Class C                                                           0                       0
    Institutional Class                                             N/A                     N/A
    Class O                                                         N/A                     N/A
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                        4,388,126              34,819,918
   Reinvestment of dividends - Class A                                0                       0
   Cost of shares redeemed - Class A                         (9,003,084)             (8,793,897)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 (4,614,958)             26,026,021
                                                     ------------------      ------------------
   Proceeds from shares sold - Class B                        3,225,136              57,384,116
   Reinvestment of dividends - Class B                                0                       0
   Cost of shares redeemed - Class B                         (8,834,007)             (9,271,254)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                 (5,608,871)             48,112,862
                                                     ------------------      ------------------
   Proceeds from shares sold - Class C                          964,466              10,730,432
   Reinvestment of dividends - Class C                                0                       0
   Cost of shares redeemed - Class C                         (2,376,791)             (2,745,043)
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                 (1,412,325)              7,985,389
                                                     ------------------      ------------------
   Proceeds from shares sold - Institutional Class                  N/A                     N/A
   Reinvestment of dividends - Institutional Class                  N/A                     N/A
   Cost of shares redeemed - Institutional Class                    N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
   CLASS                                                            N/A                     N/A
                                                     ------------------      ------------------
   Proceeds from shares sold - Class O                              N/A                     N/A
   Reinvestment of dividends - Class O                              N/A                     N/A
   Cost of shares redeemed - Class O                                N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS O                        N/A                     N/A
                                                     ------------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (25,681,260)            (45,275,160)
                                                     ==================      ==================
NET ASSETS:

ENDING NET ASSETS                                    $       38,803,179      $       64,484,439
SHARES ISSUED AND REDEEMED:
   Shares sold - Class A                                      1,199,132               5,250,100
   Shares issued in reinvestment of
    dividends - Class A                                               0                       0
   Shares redeemed - Class A                                 (2,696,136)             (1,878,523)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A                                     (1,497,004)              3,371,577
   Shares sold - Class B                                        895,285               8,164,000
   Shares issued in reinvestment of
    dividends - Class B                                               0                       0
   Shares redeemed - Class B                                 (2,756,594)             (1,992,700)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B                                     (1,861,309)              6,171,300
   Shares sold - Class C                                        272,619               1,570,842
   Shares issued in reinvestment
    of dividends - Class C                                            0                       0
   Shares redeemed - Class C                                   (754,669)               (530,791)
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C                                       (482,050)              1,040,051
   Shares sold - Institutional Class                                N/A                     N/A
   Shares issued in reinvestment of
    dividends - Institutional Class                                 N/A                     N/A
   Shares redeemed - Institutional Class                            N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - INSTITUTIONAL CLASS                                N/A                     N/A
   Shares sold - Class O                                            N/A                     N/A
   Shares issued in reinvestment of
    dividends - Class O                                             N/A                     N/A
   Shares redeemed - Class O                                        N/A                     N/A
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS O                                            N/A                     N/A
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME                                            $                0      $                0
                                                     ==================      ==================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.
(2) THIS FUND COMMENCED OPERATIONS ON AUGUST 31, 2001.
(3) THIS FUND COMMENCED OPERATIONS ON OCTOBER 16, 2000.
(4) THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.
(5) THIS FUND COMMENCED OPERATIONS ON APRIL 2, 2001.

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS

                                                 BEGINNING                             NET REALIZED
                                                 NET ASSET               NET                    AND          DIVIDENDS
                                                     VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                       PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                     SHARE            (LOSS)            INVESTMENTS             INCOME
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
October 1, 2001 to September 30, 2002            $   36.33              0.09(10)              (6.85)             (0.15)
October 1, 2000 to September 30, 2001            $   52.73              0.09                 (11.70)             (0.17)
October 1, 1999 to September 30, 2000            $   48.01              0.16                   7.39              (0.16)
June 1, 1999 to September 30, 1999               $   48.25              0.07                  (0.31)              0.00
June 1, 1998 to May 31, 1999                     $   43.06              0.08                   6.29              (0.20)
June 1, 1997 to May 31, 1998                     $   36.51              0.16                   8.99              (0.27)

CLASS B
October 1, 2001 to September 30, 2002            $   35.41             (0.20)(10)             (6.64)              0.00
October 1, 2000 to September 30, 2001            $   51.70             (0.17)                (11.50)              0.00
October 1, 1999 to September 30, 2000            $   47.33             (0.18)                  7.22               0.00
June 1, 1999 to September 30, 1999               $   47.69             (0.04)                 (0.32)              0.00
June 1, 1998 to May 31, 1999                     $   42.69             (0.11)                  6.09               0.00
June 1, 1997 to May 31, 1998                     $   36.31             (0.06)                  8.85              (0.08)

CLASS C
October 1, 2001 to September 30, 2002            $   35.91             (0.20)(10)             (6.73)              0.00
October 1, 2000 to September 30, 2001            $   52.36             (0.16)                (11.67)              0.00
October 1, 1999 to September 30, 2000            $   47.90             (0.07)                  7.20               0.00
June 1, 1999 to September 30, 1999               $   48.26              0.08                  (0.44)              0.00
October 1, 1998(3) to May 31, 1999               $   38.71              0.08                  10.65              (0.20)

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002            $   36.38              0.18(10)              (6.87)             (0.23)
October 1, 2000 to September 30, 2001            $   52.72              0.15                 (11.70)             (0.17)
October 1, 1999 to September 30, 2000            $   48.00              0.18                   7.37              (0.16)
June 1, 1999 to September 30, 1999               $   48.25              0.04                  (0.29)              0.00
June 1, 1998 to May 31, 1999                     $   43.06              0.22                   6.15              (0.20)
June 1, 1997 to May 31, 1998                     $   36.50              0.22                   8.94              (0.27)

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002            $    9.18             (0.02)                 (0.34)              0.00(7)
October 1, 2000 to September 30, 2001            $   11.18              0.01                  (1.34)             (0.01)
October 1, 1999 to September 30, 2000            $    9.02              0.00                   2.16               0.00
June 1, 1999 to September 30, 1999               $    8.99             (0.01)                  0.04               0.00
June 1, 1998 to May 31, 1999                     $   10.52              0.00                  (1.53)              0.00(7)
December 31, 1997(3) to May 31, 1998             $   10.00              0.00                   0.52               0.00

EQUITY INCOME

CLASS A
October 1, 2001 to September 30, 2002            $   37.23              0.44                  (7.51)             (0.43)
October 1, 2000 to September 30, 2001            $   41.28              0.36                  (4.05)             (0.36)
October 1, 1999 to September 30, 2000            $   44.20              0.44                   0.10              (0.42)
June 1, 1999 to September 30, 1999               $   46.36              0.17                  (2.09)             (0.24)
June 1, 1998 to May 31, 1999                     $   41.19              0.51                   5.45              (0.53)
June 1, 1997 to May 31, 1998                     $   33.16              0.52                   8.77              (0.54)

CLASS B
October 1, 2001 to September 30, 2002            $   37.18              0.16                  (7.49)             (0.14)
October 1, 2000 to September 30, 2001            $   41.22              0.05                  (4.03)             (0.06)
October 1, 1999 to September 30, 2000            $   44.17              0.11                   0.11              (0.13)
June 1, 1999 to September 30, 1999               $   46.27              0.05                  (2.08)             (0.07)
June 1, 1998 to May 31, 1999                     $   41.12              0.19                   5.45              (0.23)
June 1, 1997 to May 31, 1998                     $   33.09              0.24                   8.75              (0.24)

CLASS C
October 1, 2001 to September 30, 2002            $   38.18              0.18                  (7.70)             (0.15)
October 1, 2000 to September 30, 2001            $   42.32              0.05                  (4.14)             (0.05)
October 1, 1999 to September 30, 2000            $   45.30              0.19                   0.03              (0.16)
June 1, 1999 to September 30, 1999               $   47.49              0.08                  (2.17)             (0.10)
October 1, 1998(3) to May 31, 1999               $   37.26              0.47                  10.39              (0.48)

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002            $   37.21              0.54                  (7.51)             (0.53)
October 1, 2000 to September 30, 2001            $   41.27              0.46                  (4.05)             (0.47)
October 1, 1999 to September 30, 2000            $   44.19              0.52                   0.12              (0.52)
June 1, 1999 to September 30, 1999               $   46.35              0.18                  (2.10)             (0.24)
June 1, 1998 to May 31, 1999                     $   41.18              0.51                   5.45              (0.53)
June 1, 1997 to May 31, 1998                     $   33.16              0.52                   8.76              (0.54)

                                       112

                                             DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                  FROM NET      IN EXCESS OF              NET ASSET
                                                  REALIZED          REALIZED              VALUE PER
                                                     GAINS             GAINS                  SHARE
---------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
October 1, 2001 to September 30, 2002                (0.42)             0.00              $   29.00
October 1, 2000 to September 30, 2001                (4.62)             0.00              $   36.33
October 1, 1999 to September 30, 2000                (2.67)             0.00              $   52.73
June 1, 1999 to September 30, 1999                    0.00              0.00              $   48.01
June 1, 1998 to May 31, 1999                         (0.98)             0.00              $   48.25
June 1, 1997 to May 31, 1998                         (2.33)             0.00              $   43.06

CLASS B
October 1, 2001 to September 30, 2002                (0.42)             0.00              $   28.15
October 1, 2000 to September 30, 2001                (4.62)             0.00              $   35.41
October 1, 1999 to September 30, 2000                (2.67)             0.00              $   51.70
June 1, 1999 to September 30, 1999                    0.00              0.00              $   47.33
June 1, 1998 to May 31, 1999                         (0.98)             0.00              $   47.69
June 1, 1997 to May 31, 1998                         (2.33)             0.00              $   42.69

CLASS C
October 1, 2001 to September 30, 2002                (0.42)             0.00              $   28.56
October 1, 2000 to September 30, 2001                (4.62)             0.00              $   35.91
October 1, 1999 to September 30, 2000                (2.67)             0.00              $   52.36
June 1, 1999 to September 30, 1999                    0.00              0.00              $   47.90
October 1, 1998(3) to May 31, 1999                   (0.98)             0.00              $   48.26

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                (0.42)             0.00              $   29.04
October 1, 2000 to September 30, 2001                (4.62)             0.00              $   36.38
October 1, 1999 to September 30, 2000                (2.67)             0.00              $   52.72
June 1, 1999 to September 30, 1999                    0.00              0.00              $   48.00
June 1, 1998 to May 31, 1999                         (0.98)             0.00              $   48.25
June 1, 1997 to May 31, 1998                         (2.33)             0.00              $   43.06

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                (0.12)             0.00              $    8.70
October 1, 2000 to September 30, 2001                (0.66)             0.00              $    9.18
October 1, 1999 to September 30, 2000                 0.00              0.00              $   11.18
June 1, 1999 to September 30, 1999                    0.00              0.00              $    9.02
June 1, 1998 to May 31, 1999                          0.00              0.00              $    8.99
December 31, 1997(3) to May 31, 1998                  0.00              0.00              $   10.52

EQUITY INCOME

CLASS A
October 1, 2001 to September 30, 2002                (0.99)             0.00              $   28.74
October 1, 2000 to September 30, 2001                 0.00              0.00              $   37.23
October 1, 1999 to September 30, 2000                (3.04)             0.00              $   41.28
June 1, 1999 to September 30, 1999                    0.00              0.00              $   44.20
June 1, 1998 to May 31, 1999                         (0.26)             0.00              $   46.36
June 1, 1997 to May 31, 1998                         (0.72)             0.00              $   41.19

CLASS B
October 1, 2001 to September 30, 2002                (0.99)             0.00              $   28.72
October 1, 2000 to September 30, 2001                 0.00              0.00              $   37.18
October 1, 1999 to September 30, 2000                (3.04)             0.00              $   41.22
June 1, 1999 to September 30, 1999                    0.00              0.00              $   44.17
June 1, 1998 to May 31, 1999                         (0.26)             0.00              $   46.27
June 1, 1997 to May 31, 1998                         (0.72)             0.00              $   41.12

CLASS C
October 1, 2001 to September 30, 2002                (0.99)             0.00              $   29.52
October 1, 2000 to September 30, 2001                 0.00              0.00              $   38.18
October 1, 1999 to September 30, 2000                (3.04)             0.00              $   42.32
June 1, 1999 to September 30, 1999                    0.00              0.00              $   45.30
October 1, 1998(3) to May 31, 1999                   (0.15)             0.00              $   47.49

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                (0.99)             0.00              $   28.72
October 1, 2000 to September 30, 2001                 0.00              0.00              $   37.21
October 1, 1999 to September 30, 2000                (3.04)             0.00              $   41.27
June 1, 1999 to September 30, 1999                    0.00              0.00              $   44.19
June 1, 1998 to May 31, 1999                         (0.26)             0.00              $   46.35
June 1, 1997 to May 31, 1998                         (0.72)             0.00              $   41.18

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                           --------------------------------------------------------
                                            NET INVESTMENT               NET                  GROSS              TOTAL
                                             INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
October 1, 2001 to September 30, 2002                 0.22%             1.25%(4)               1.58%(4)         (19.04)%
October 1, 2000 to September 30, 2001                 0.23%             1.15%(4)               1.61%(4)         (24.07)%
October 1, 1999 to September 30, 2000                 0.31%             1.00%(4)               1.51%(4)          15.99%
June 1, 1999 to September 30, 1999                    0.45%             1.00%(4)               1.20%(4)          (0.50)%
June 1, 1998 to May 31, 1999                          0.47%             1.00%(4)               1.22%(4)          15.08%
June 1, 1997 to May 31, 1998                          0.60%             1.00%(4)               1.20%(4)          26.08%

CLASS B
October 1, 2001 to September 30, 2002                (0.53)%            2.00%(4)               2.39%(4)         (19.64)%
October 1, 2000 to September 30, 2001                (0.52)%            1.90%(4)               2.41%(4)         (24.65)%
October 1, 1999 to September 30, 2000                (0.44)%            1.75%(4)               2.28%(4)          15.10%
June 1, 1999 to September 30, 1999                   (0.30)%            1.75%(4)               2.20%(4)          (0.75)%
June 1, 1998 to May 31, 1999                         (0.28)%            1.75%(4)               2.22%(4)          14.24%
June 1, 1997 to May 31, 1998                         (0.15)%            1.75%(4)               2.19%(4)          25.13%

CLASS C
October 1, 2001 to September 30, 2002                (0.52)%            2.00%(4)               2.13%(4)         (19.62)%
October 1, 2000 to September 30, 2001                (0.52)%            1.90%(4)               2.01%(4)         (24.64)%
October 1, 1999 to September 30, 2000                (0.40)%            1.75%(4)               2.95%(4)          15.11%
June 1, 1999 to September 30, 1999                   (0.28)%            1.75%(4)               2.63%(4)          (0.75)%
October 1, 1998(3) to May 31, 1999                   (0.28)%            1.75%(4)               5.15%(4)          28.02%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                 0.47%             1.00%(4)               1.14%(4)         (18.86)%
October 1, 2000 to September 30, 2001                 0.38%             1.00%(4)               1.07%(4)         (23.95)%
October 1, 1999 to September 30, 2000                 0.31%             1.00%(4)               1.10%(4)          15.99%
June 1, 1999 to September 30, 1999                    0.44%             1.00%(4)               1.18%(4)          (0.52)%
June 1, 1998 to May 31, 1999                          0.47%             1.00%(4)               1.17%(4)          15.08%
June 1, 1997 to May 31, 1998                          0.60%             1.00%(4)               1.13%(4)          26.12%

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                (0.24)%            1.20%(4)               1.38%(4)          (4.17)%
October 1, 2000 to September 30, 2001                 0.13%             1.20%(4)               1.28%(4)         (12.52)%
October 1, 1999 to September 30, 2000                 0.05%             1.20%(4)               1.39%(4)          23.95%
June 1, 1999 to September 30, 1999                   (0.18)%            1.20%(4)               1.59%(4)           0.33%
June 1, 1998 to May 31, 1999                         (0.05)%            1.20%(4)               1.65%(4)         (14.54)%
December 31, 1997(3) to May 31, 1998                  0.25%             1.21%(4)               2.65%(4)           5.20%

EQUITY INCOME

CLASS A
October 1, 2001 to September 30, 2002                 1.19%             1.10%(4)               1.36%(4)         (19.84)%
October 1, 2000 to September 30, 2001                 0.86%             1.10%(4)               1.51%(4)          (8.97)%
October 1, 1999 to September 30, 2000                 1.07%             1.10%(4)               1.28%(4)           1.17%
June 1, 1999 to September 30, 1999                    1.12%             0.85%(4)               0.90%(4)          (4.16)%
June 1, 1998 to May 31, 1999                          1.23%             0.85%(4)               0.93%(4)          14.74%
June 1, 1997 to May 31, 1998                          1.44%             0.85%(4)               0.91%(4)          28.64%

CLASS B
October 1, 2001 to September 30, 2002                 0.43%             1.85%(4)               2.18%(4)         (20.43)%
October 1, 2000 to September 30, 2001                 0.12%             1.85%(4)               2.20%(4)          (9.67)%
October 1, 1999 to September 30, 2000                 0.28%             1.85%(4)               2.03%(4)           0.41%
June 1, 1999 to September 30, 1999                    0.37%             1.60%(4)               1.90%(4)          (4.40)%
June 1, 1998 to May 31, 1999                          0.48%             1.60%(4)               1.94%(4)          13.90%
June 1, 1997 to May 31, 1998                          0.69%             1.60%(4)               1.91%(4)          27.67%

CLASS C
October 1, 2001 to September 30, 2002                 0.46%             1.85%(4)               2.12%(4)         (20.41)%
October 1, 2000 to September 30, 2001                 0.14%             1.85%(4)               2.02%(4)          (9.66)%
October 1, 1999 to September 30, 2000                 0.29%             1.85%(4)               1.96%(4)           0.41%
June 1, 1999 to September 30, 1999                    0.42%             1.60%(4)               2.37%(4)          (4.41)%
October 1, 1998(3) to May 31, 1999                    0.48%             1.60%(4)               4.37%(4)          28.55%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                 1.44%             0.85%(4)               0.91%(4)         (19.64)%
October 1, 2000 to September 30, 2001                 1.11%             0.85%(4)               0.85%(4)          (8.75)%
October 1, 1999 to September 30, 2000                 1.21%             0.85%(4)               0.87%(4)           1.39%
June 1, 1999 to September 30, 1999                    1.11%             0.85%(4)               0.88%(4)          (4.16)%
June 1, 1998 to May 31, 1999                          1.23%             0.85%(4)               0.89%(4)          14.75%
June 1, 1997 to May 31, 1998                          1.43%             0.85%(4)               0.86%(4)          28.61%

                                                 PORTFOLIO         NET ASSETS AT
                                                  TURNOVER         END OF PERIOD
                                                      RATE       (000'S OMITTED)
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY

CLASS A
October 1, 2001 to September 30, 2002                   30%(6)   $        57,876
October 1, 2000 to September 30, 2001                   34%(6)   $        74,038
October 1, 1999 to September 30, 2000                   38%(6)   $        95,646
June 1, 1999 to September 30, 1999                      13%(6)   $        70,624
June 1, 1998 to May 31, 1999                            35%(6)   $        69,768
June 1, 1997 to May 31, 1998                            23%(6)   $        56,350

CLASS B
October 1, 2001 to September 30, 2002                   30%(6)   $        85,035
October 1, 2000 to September 30, 2001                   34%(6)   $       111,956
October 1, 1999 to September 30, 2000                   38%(6)   $       143,472
June 1, 1999 to September 30, 1999                      13%(6)   $       113,874
June 1, 1998 to May 31, 1999                            35%(6)   $       111,106
June 1, 1997 to May 31, 1998                            23%(6)   $        81,548

CLASS C
October 1, 2001 to September 30, 2002                   30%(6)   $         6,730
October 1, 2000 to September 30, 2001                   34%(6)   $         7,693
October 1, 1999 to September 30, 2000                   38%(6)   $         8,526
June 1, 1999 to September 30, 1999                      13%(6)   $         2,018
October 1, 1998(3) to May 31, 1999                      35%(6)   $           542

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   30%(6)   $     1,014,998
October 1, 2000 to September 30, 2001                   34%(6)   $     1,398,810
October 1, 1999 to September 30, 2000                   38%(6)   $     1,938,206
June 1, 1999 to September 30, 1999                      13%(6)   $     1,902,474
June 1, 1998 to May 31, 1999                            35%(6)   $     1,629,191
June 1, 1997 to May 31, 1998                            23%(6)   $     1,520,343

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   93%(6)   $       192,987
October 1, 2000 to September 30, 2001                  113%(6)   $       138,795
October 1, 1999 to September 30, 2000                  121%(6)   $       115,700
June 1, 1999 to September 30, 1999                      39%(6)   $        67,459
June 1, 1998 to May 31, 1999                           112%(6)   $        60,261
December 31, 1997(3) to May 31, 1998                    93%(6)   $        12,551

EQUITY INCOME

CLASS A
October 1, 2001 to September 30, 2002                   12%(5)   $       124,015
October 1, 2000 to September 30, 2001                    3%(5)   $       165,304
October 1, 1999 to September 30, 2000                    9%(5)   $       196,314
June 1, 1999 to September 30, 1999                       5%(5)   $       109,081
June 1, 1998 to May 31, 1999                             3%(5)   $       105,162
June 1, 1997 to May 31, 1998                             3%(5)   $        75,144

CLASS B
October 1, 2001 to September 30, 2002                   12%(5)   $        91,889
October 1, 2000 to September 30, 2001                    3%(5)   $       134,403
October 1, 1999 to September 30, 2000                    9%(5)   $       152,682
June 1, 1999 to September 30, 1999                       5%(5)   $       118,792
June 1, 1998 to May 31, 1999                             3%(5)   $       106,688
June 1, 1997 to May 31, 1998                             3%(5)   $        67,385

CLASS C
October 1, 2001 to September 30, 2002                   12%(5)   $         7,415
October 1, 2000 to September 30, 2001                    3%(5)   $         7,508
October 1, 1999 to September 30, 2000                    9%(5)   $         7,115
June 1, 1999 to September 30, 1999                       5%(5)   $         2,124
October 1, 1998(3) to May 31, 1999                       3%(5)   $         1,106

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   12%(5)   $       902,521
October 1, 2000 to September 30, 2001                    3%(5)   $     1,163,331
October 1, 1999 to September 30, 2000                    9%(5)   $     1,403,624
June 1, 1999 to September 30, 1999                       5%(5)   $     1,471,410
June 1, 1998 to May 31, 1999                             3%(5)   $     1,519,541
June 1, 1997 to May 31, 1998                             3%(5)   $     1,214,385

                                       113

                                                   BEGINNING                             NET REALIZED
                                                   NET ASSET               NET                    AND          DIVIDENDS
                                                       VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                         PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                       SHARE            (LOSS)            INVESTMENTS             INCOME
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS A
October 1, 2001 to September 30, 2002              $   54.20              0.41                  (9.85)             (0.43)
October 1, 2000 to September 30, 2001              $   84.54              0.43                 (21.00)             (0.35)
October 1, 1999 to September 30, 2000              $   78.14              0.33                   9.36              (0.10)
October 1, 1998 to September 30, 1999              $   64.93              0.53                  16.54              (0.53)
April 1, 1998 to September 30, 1998                $   70.32              0.33                  (5.39)             (0.33)
April 1, 1997 to March 31, 1998                    $   49.60              0.48                  22.31              (0.48)

CLASS B
October 1, 2001 to September 30, 2002              $   53.78              0.06                  (9.84)             (0.02)
October 1, 2000 to September 30, 2001              $   84.06             (0.02)                (20.91)              0.00
October 1, 1999 to September 30, 2000              $   78.19             (0.16)                  9.22               0.00
October 1, 1998 to September 30, 1999              $   65.03             (0.03)                 16.52               0.00
April 1, 1998 to September 30, 1998                $   70.41              0.04                  (5.38)             (0.04)
February 17, 1998(3) to March 31, 1998             $   65.18             (0.01)                  5.24               0.00

O SHARES
October 1, 2001 to September 30, 2002              $   54.77              0.24                  (9.67)             (0.54)
October 1, 2000 to September 30, 2001              $   85.62              3.03                 (23.72)             (0.62)
October 1, 1999 to September 30, 2000              $   78.73             (0.35)                 10.45               0.00
February 1, 1999(3) to September 30, 1999          $   78.00              0.44                   0.45              (0.16)

EQUITY VALUE

CLASS A
October 1, 2001 to September 30, 2002              $    9.79              0.07(10)              (2.02)              0.00
October 1, 2000 to September 30, 2001              $   13.52              0.03                  (1.93)              0.00
October 1, 1999 to September 30, 2000              $   14.25              0.05                   1.52              (0.03)
October 1, 1998 to September 30, 1999              $   14.93              0.14                   0.58              (0.14)
April 1, 1998 to September 30, 1998                $   18.15              0.09                  (3.22)             (0.09)
April 1, 1997 to March 31, 1998                    $   14.43              0.17                   5.58              (0.17)

CLASS B
October 1, 2001 to September 30, 2002              $    7.92             (0.01)(10)             (1.62)              0.00
October 1, 2000 to September 30, 2001              $   11.02             (0.05)                 (1.56)              0.00
October 1, 1999 to September 30, 2000              $   11.68             (0.03)                  1.23               0.00
October 1, 1998 to September 30, 1999              $   12.23              0.02                   0.48              (0.02)
April 1, 1998 to September 30, 1998                $   14.86              0.02                  (2.63)             (0.02)
April 1, 1997 to March 31, 1998                    $   11.81              0.05                   4.57              (0.05)

CLASS C
October 1, 2001 to September 30, 2002              $    7.92             (0.01)(10)             (1.62)              0.00
October 1, 2000 to September 30, 2001              $   11.01             (0.02)                 (1.58)              0.00
October 1, 1999 to September 30, 2000              $   11.68             (0.04)                  1.23               0.00
October 1, 1998 to September 30, 1999              $   12.23              0.02                   0.48              (0.02)
April 1, 1998(3) to September 30, 1998             $   14.86              0.02                  (2.63)             (0.02)

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $    9.80              0.08(10)              (2.02)             (0.01)
October 1, 2000 to September 30, 2001              $   13.51              0.04                  (1.92)              0.00
October 1, 1999 to September 30, 2000              $   14.25              0.07                   1.50              (0.04)
October 1, 1998 to September 30, 1999              $   14.92              0.15                   0.59              (0.15)
April 1, 1998 to September 30, 1998                $   18.15              0.10                  (3.23)             (0.10)
April 1, 1997 to March 31, 1998                    $   14.43              0.20                   5.58              (0.20)

GROWTH

CLASS A
October 1, 2001 to September 30, 2002              $   11.66             (0.02)(10)             (2.25)              0.00
October 1, 2000 to September 30, 2001              $   22.82             (0.02)                 (7.01)              0.00
October 1, 1999 to September 30, 2000              $   22.85             (0.05)                  3.07               0.00
October 1, 1998 to September 30, 1999              $   20.48              0.01                   5.65              (0.01)
April 1, 1998 to September 30, 1998                $   22.09              0.05                  (1.61)             (0.05)
April 1, 1997 to March 31, 1998                    $   19.20              0.11                   6.18              (0.11)

CLASS B
October 1, 2001 to September 30, 2002              $    8.10             (0.07)(10)             (1.56)              0.00
October 1, 2000 to September 30, 2001              $   15.96             (0.09)                 (4.88)              0.00
October 1, 1999 to September 30, 2000              $   16.11             (0.14)                  2.14               0.00
October 1, 1998 to September 30, 1999              $   14.53             (0.09)                  4.00               0.00
April 1, 1998 to September 30, 1998                $   15.70             (0.02)                 (1.15)              0.00
April 1, 1997 to March 31, 1998                    $   13.64             (0.01)                  4.38               0.00

                                       114

                                               DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                    FROM NET      IN EXCESS OF              NET ASSET
                                                    REALIZED          REALIZED              VALUE PER
                                                       GAINS             GAINS                  SHARE
-----------------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS A
October 1, 2001 to September 30, 2002                  (6.24)             0.00              $   38.09
October 1, 2000 to September 30, 2001                  (9.42)             0.00              $   54.20
October 1, 1999 to September 30, 2000                  (3.19)             0.00              $   84.54
October 1, 1998 to September 30, 1999                  (3.33)             0.00              $   78.14
April 1, 1998 to September 30, 1998                     0.00              0.00              $   64.93
April 1, 1997 to March 31, 1998                        (1.59)             0.00              $   70.32

CLASS B
October 1, 2001 to September 30, 2002                  (6.18)             0.00              $   37.80
October 1, 2000 to September 30, 2001                  (9.35)             0.00              $   53.78
October 1, 1999 to September 30, 2000                  (3.19)             0.00              $   84.06
October 1, 1998 to September 30, 1999                  (3.33)             0.00              $   78.19
April 1, 1998 to September 30, 1998                     0.00              0.00              $   65.03
February 17, 1998(3) to March 31, 1998                  0.00              0.00              $   70.41

O SHARES
October 1, 2001 to September 30, 2002                  (6.31)             0.00              $   38.49
October 1, 2000 to September 30, 2001                  (9.54)             0.00              $   54.77
October 1, 1999 to September 30, 2000                  (3.21)             0.00              $   85.62
February 1, 1999(3) to September 30, 1999               0.00              0.00              $   78.73

EQUITY VALUE

CLASS A
October 1, 2001 to September 30, 2002                  (1.08)             0.00              $    6.76
October 1, 2000 to September 30, 2001                  (1.83)             0.00              $    9.79
October 1, 1999 to September 30, 2000                  (2.27)             0.00              $   13.52
October 1, 1998 to September 30, 1999                  (1.26)             0.00              $   14.25
April 1, 1998 to September 30, 1998                     0.00              0.00              $   14.93
April 1, 1997 to March 31, 1998                        (1.86)             0.00              $   18.15

CLASS B
October 1, 2001 to September 30, 2002                  (0.87)             0.00              $    5.42
October 1, 2000 to September 30, 2001                  (1.49)             0.00              $    7.92
October 1, 1999 to September 30, 2000                  (1.86)             0.00              $   11.02
October 1, 1998 to September 30, 1999                  (1.03)             0.00              $   11.68
April 1, 1998 to September 30, 1998                     0.00              0.00              $   12.23
April 1, 1997 to March 31, 1998                        (1.52)             0.00              $   14.86

CLASS C
October 1, 2001 to September 30, 2002                  (0.87)             0.00              $    5.42
October 1, 2000 to September 30, 2001                  (1.49)             0.00              $    7.92
October 1, 1999 to September 30, 2000                  (1.86)             0.00              $   11.01
October 1, 1998 to September 30, 1999                  (1.04)             0.00              $   11.67
April 1, 1998(3) to September 30, 1998                  0.00              0.00              $   12.23

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (1.08)             0.00              $    6.77
October 1, 2000 to September 30, 2001                  (1.83)             0.00              $    9.80
October 1, 1999 to September 30, 2000                  (2.27)             0.00              $   13.51
October 1, 1998 to September 30, 1999                  (1.26)             0.00              $   14.25
April 1, 1998 to September 30, 1998                     0.00              0.00              $   14.92
April 1, 1997 to March 31, 1998                        (1.86)             0.00              $   18.15

GROWTH

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    9.39
October 1, 2000 to September 30, 2001                  (4.13)             0.00              $   11.66
October 1, 1999 to September 30, 2000                  (3.05)             0.00              $   22.82
October 1, 1998 to September 30, 1999                  (3.28)             0.00              $   22.85
April 1, 1998 to September 30, 1998                     0.00              0.00              $   20.48
April 1, 1997 to March 31, 1998                        (3.29)             0.00              $   22.09

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    6.47
October 1, 2000 to September 30, 2001                  (2.89)             0.00              $    8.10
October 1, 1999 to September 30, 2000                  (2.15)             0.00              $   15.96
October 1, 1998 to September 30, 1999                  (2.33)             0.00              $   16.11
April 1, 1998 to September 30, 1998                     0.00              0.00              $   14.53
April 1, 1997 to March 31, 1998                        (2.31)             0.00              $   15.70

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              -------------------------------------------------------
                                              NET INVESTMENT               NET                  GROSS              TOTAL
                                               INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX

CLASS A
October 1, 2001 to September 30, 2002                   0.86%             0.67%                  0.99%            (20.99)%
October 1, 2000 to September 30, 2001                   0.67%             0.67%                  0.88%            (27.03)%
October 1, 1999 to September 30, 2000                   0.54%             0.71%                  0.85%             12.43%
October 1, 1998 to September 30, 1999                   0.68%             0.71%                  0.80%             26.82%
April 1, 1998 to September 30, 1998                     0.94%             0.71%                  0.77%             (7.22)%
April 1, 1997 to March 31, 1998                         0.80%(8)          0.89%(8)               0.95%(8)          46.48%

CLASS B
October 1, 2001 to September 30, 2002                   0.11%             1.41%                  1.97%            (21.60)%
October 1, 2000 to September 30, 2001                  (0.07)%            1.41%                  1.63%            (27.57)%
October 1, 1999 to September 30, 2000                  (0.21)%            1.46%                  1.72%             11.58%
October 1, 1998 to September 30, 1999                  (0.06)%            1.45%                  1.61%             25.86%
April 1, 1998 to September 30, 1998                     0.14%             1.45%                  1.58%             (7.59)%
February 17, 1998(3) to March 31, 1998                 (0.19)%            1.45%                  1.64%              8.02%

O SHARES
October 1, 2001 to September 30, 2002                   1.03%             0.50%                  5.28%            (20.85)%
October 1, 2000 to September 30, 2001                   0.96%             0.50%                  1.64%            (26.88)%
October 1, 1999 to September 30, 2000                   0.81%             0.50%                  0.69%             12.87%
February 1, 1999(3) to September 30, 1999               0.00%             0.00%                  0.00%              0.94%

EQUITY VALUE

CLASS A
October 1, 2001 to September 30, 2002                   0.66%             1.16%                  1.89%            (23.51)%
October 1, 2000 to September 30, 2001                   0.23%             1.18%                  1.70%            (16.07)%
October 1, 1999 to September 30, 2000                   0.32%             1.18%                  1.54%             12.12%
October 1, 1998 to September 30, 1999                   0.85%             1.17%                  1.26%              4.34%
April 1, 1998 to September 30, 1998                     1.06%             1.09%                  1.09%            (17.27)%
April 1, 1997 to March 31, 1998                         1.03%             1.07%                  1.16%             41.76%

CLASS B
October 1, 2001 to September 30, 2002                  (0.08)%            1.91%                  2.74%            (24.19)%
October 1, 2000 to September 30, 2001                  (0.52)%            1.93%                  2.42%            (16.70)%
October 1, 1999 to September 30, 2000                  (0.42)%            1.93%                  2.34%             11.28%
October 1, 1998 to September 30, 1999                   0.18%             1.83%                  2.02%              3.68%
April 1, 1998 to September 30, 1998                     0.36%             1.81%                  1.81%            (17.54)%
April 1, 1997 to March 31, 1998                         0.42%             1.76%                  1.83%             40.87%

CLASS C
October 1, 2001 to September 30, 2002                  (0.06)%            1.91%                  2.73%            (24.19)%
October 1, 2000 to September 30, 2001                  (0.51)%            1.93%                  2.70%            (16.62)%
October 1, 1999 to September 30, 2000                  (0.40)%            1.93%                  2.22%             11.18%
October 1, 1998 to September 30, 1999                   0.18%             1.83%                  2.32%              3.69%
April 1, 1998(3) to September 30, 1998                  0.41%             1.83%                  2.84%            (17.57)%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.88%             0.96%                  1.18%            (23.37)%
October 1, 2000 to September 30, 2001                   0.42%             1.00%                  1.02%            (15.92)%
October 1, 1999 to September 30, 2000                   0.51%             1.00%                  1.05%             12.18%
October 1, 1998 to September 30, 1999                   0.96%             1.06%                  1.08%              4.51%
April 1, 1998 to September 30, 1998                     1.17%             0.97%                  0.97%            (17.26)%
April 1, 1997 to March 31, 1998                         1.18%             0.95%                  0.98%             42.02%

GROWTH

CLASS A
October 1, 2001 to September 30, 2002                  (0.17)%            1.12%                  1.70%            (19.47)%
October 1, 2000 to September 30, 2001                  (0.12)%            1.12%                  1.53%            (36.26)%
October 1, 1999 to September 30, 2000                  (0.22)%            1.12%                  1.42%             14.40%
October 1, 1998 to September 30, 1999                   0.05%             1.10%                  1.13%             29.54%
April 1, 1998 to September 30, 1998                     0.42%             1.08%                  1.08%             (7.08)%
April 1, 1997 to March 31, 1998                         0.53%             1.12%                  1.13%             34.65%

CLASS B
October 1, 2001 to September 30, 2002                  (0.91)%            1.87%                  2.69%            (20.12)%
October 1, 2000 to September 30, 2001                  (0.87)%            1.87%                  2.23%            (36.69)%
October 1, 1999 to September 30, 2000                  (0.96)%            1.87%                  2.22%             13.48%
October 1, 1998 to September 30, 1999                  (0.64)%            1.79%                  1.86%             28.68%
April 1, 1998 to September 30, 1998                    (0.29)%            1.79%                  1.79%             (7.45)%
April 1, 1997 to March 31, 1998                        (0.15)%            1.79%                  1.80%             33.83%

                                                   PORTFOLIO         NET ASSETS AT
                                                    TURNOVER         END OF PERIOD
                                                        RATE       (000'S OMITTED)
----------------------------------------------------------------------------------
EQUITY INDEX

CLASS A
October 1, 2001 to September 30, 2002                      4%      $       271,640
October 1, 2000 to September 30, 2001                      4%      $       382,462
October 1, 1999 to September 30, 2000                      8%      $       596,083
October 1, 1998 to September 30, 1999                      6%      $       611,111
April 1, 1998 to September 30, 1998                        6%      $       518,778
April 1, 1997 to March 31, 1998                            4%(9)   $       578,882

CLASS B
October 1, 2001 to September 30, 2002                      4%      $        50,635
October 1, 2000 to September 30, 2001                      4%      $        71,450
October 1, 1999 to September 30, 2000                      8%      $        96,378
October 1, 1998 to September 30, 1999                      6%      $        66,931
April 1, 1998 to September 30, 1998                        6%      $        17,499
February 17, 1998(3) to March 31, 1998                     4%      $         3,811

O SHARES
October 1, 2001 to September 30, 2002                      4%      $           236
October 1, 2000 to September 30, 2001                      4%      $           298
October 1, 1999 to September 30, 2000                      8%      $        10,010
February 1, 1999(3) to September 30, 1999                  6%      $             0

EQUITY VALUE

CLASS A
October 1, 2001 to September 30, 2002                    153%      $        12,410
October 1, 2000 to September 30, 2001                    103%      $        18,430
October 1, 1999 to September 30, 2000                    117%      $        24,605
October 1, 1998 to September 30, 1999                     72%      $        31,764
April 1, 1998 to September 30, 1998                       23%      $        43,679
April 1, 1997 to March 31, 1998                           50%      $        52,392

CLASS B
October 1, 2001 to September 30, 2002                    153%      $        21,963
October 1, 2000 to September 30, 2001                    103%      $        34,704
October 1, 1999 to September 30, 2000                    117%      $        45,636
October 1, 1998 to September 30, 1999                     72%      $        58,490
April 1, 1998 to September 30, 1998                       23%      $        73,343
April 1, 1997 to March 31, 1998                           50%      $        72,428

CLASS C
October 1, 2001 to September 30, 2002                    153%      $           558
October 1, 2000 to September 30, 2001                    103%      $           700
October 1, 1999 to September 30, 2000                    117%      $           560
October 1, 1998 to September 30, 1999                     72%      $           873
April 1, 1998(3) to September 30, 1998                    23%      $         1,239

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                    153%      $        29,832
October 1, 2000 to September 30, 2001                    103%      $        51,002
October 1, 1999 to September 30, 2000                    117%      $        69,880
October 1, 1998 to September 30, 1999                     72%      $       123,197
April 1, 1998 to September 30, 1998                       23%      $       166,616
April 1, 1997 to March 31, 1998                           50%      $       228,452

GROWTH

CLASS A
October 1, 2001 to September 30, 2002                     88%      $       120,777
October 1, 2000 to September 30, 2001                     80%      $       174,828
October 1, 1999 to September 30, 2000                     51%      $       311,038
October 1, 1998 to September 30, 1999                     38%      $       315,134
April 1, 1998 to September 30, 1998                       18%      $       305,309
April 1, 1997 to March 31, 1998                          137%      $       365,405

CLASS B
October 1, 2001 to September 30, 2002                     88%      $        19,918
October 1, 2000 to September 30, 2001                     80%      $        36,453
October 1, 1999 to September 30, 2000                     51%      $        69,433
October 1, 1998 to September 30, 1999                     38%      $        60,909
April 1, 1998 to September 30, 1998                       18%      $        48,772
April 1, 1997 to March 31, 1998                          137%      $        52,901

                                       115

                                                   BEGINNING                             NET REALIZED
                                                   NET ASSET               NET                    AND          DIVIDENDS
                                                       VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                         PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                       SHARE            (LOSS)            INVESTMENTS             INCOME
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   13.71              0.00(10)              (2.66)              0.00
October 1, 2000 to September 30, 2001              $   26.80             (0.06)                 (8.18)              0.00
October 1, 1999 to September 30, 2000              $   26.80             (0.02)                  3.59               0.00
October 1, 1998 to September 30, 1999              $   24.01              0.03                   6.64              (0.03)
April 1, 1998 to September 30, 1998                $   25.91              0.07                  (1.90)             (0.07)
April 1, 1997 to March 31, 1998                    $   22.52              0.17                   7.25              (0.17)

GROWTH EQUITY

CLASS A
October 1, 2001 to September 30, 2002              $   23.87             (0.10)                 (3.34)             (0.01)
October 1, 2000 to September 30, 2001              $   39.89             (0.07)                 (9.86)              0.00
October 1, 1999 to September 30, 2000              $   36.83             (0.21)                  8.90               0.00
June 1, 1999 to September 30, 1999                 $   36.17             (0.01)                  0.67               0.00
June 1, 1998 to May 31, 1999                       $   35.73             (0.02)                  2.56              (0.03)
June 1, 1997 to May 31, 1998                       $   32.49             (0.06)                  6.88              (0.04)

CLASS B
October 1, 2001 to September 30, 2002              $   22.69             (0.31)                 (3.09)              0.00
October 1, 2000 to September 30, 2001              $   38.48             (0.19)                 (9.51)              0.00
October 1, 1999 to September 30, 2000              $   35.93             (0.35)                  8.53               0.00
June 1, 1999 to September 30, 1999                 $   35.39             (0.10)                  0.64               0.00
June 1, 1998 to May 31, 1999                       $   35.23             (0.25)                  2.48               0.00
June 1, 1997 to May 31, 1998                       $   32.28             (0.23)                  6.72               0.00

CLASS C
October 1, 2001 to September 30, 2002              $   23.49             (0.25)                 (3.28)              0.00
October 1, 2000 to September 30, 2001              $   39.61             (0.22)                 (9.81)              0.00
October 1, 1999 to September 30, 2000              $   36.84             (0.15)                  8.55               0.00
June 1, 1999 to September 30, 1999                 $   36.29              0.02                   0.53               0.00
October 1, 1998(3) to May 31, 1999                 $   30.66             (0.13)                  7.86              (0.03)

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   24.00             (0.05)                 (3.35)             (0.07)
October 1, 2000 to September 30, 2001              $   39.98             (0.02)                 (9.87)              0.00
October 1, 1999 to September 30, 2000              $   36.82             (0.09)                  8.88               0.00
June 1, 1999 to September 30, 1999                 $   36.17              0.01                   0.64               0.00
June 1, 1998 to May 31, 1999                       $   35.72             (0.03)                  2.58              (0.03)
June 1, 1997 to May 31, 1998                       $   32.48             (0.04)                  6.86              (0.04)

INDEX FUND

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   42.00              0.51                  (8.99)             (0.54)
October 1, 2000 to September 30, 2001              $   59.73              0.54                 (15.94)             (0.60)
October 1, 1999 to September 30, 2000              $   53.67              0.59                   6.42              (0.26)
June 1, 1999 to September 30, 1999                 $   54.83              0.24                  (0.77)             (0.36)
June 1, 1998 to May 31, 1999                       $   46.36              0.57                   8.87              (0.57)
June 1, 1997 to May 31, 1998                       $   39.49              0.58                  10.74              (0.65)

INTERNATIONAL EQUITY

CLASS A
October 1, 2001 to September 30, 2002              $   10.50             (0.01)(10)             (2.03)              0.00
October 1, 2000 to September 30, 2001              $   15.24              0.01                  (4.44)              0.00
October 1, 1999 to September 30, 2000              $   12.70              0.11                   2.64              (0.13)
October 1, 1998 to September 30, 1999              $    9.36             (0.02)                  3.36               0.00
April 1, 1998 to September 30, 1998                $   11.05              0.00                  (1.69)              0.00
September 24, 1997(3) to March 31, 1998            $   10.00              0.02                   1.03               0.00

CLASS B
October 1, 2001 to September 30, 2002              $   10.25             (0.09)(10)             (1.97)              0.00
October 1, 2000 to September 30, 2001              $   14.99             (0.11)                 (4.32)              0.00
October 1, 1999 to September 30, 2000              $   12.54              0.06                   2.54              (0.07)
October 1, 1998 to September 30, 1999              $    9.30             (0.10)                  3.34               0.00
April 1, 1998 to September 30, 1998                $   11.01             (0.03)                 (1.68)              0.00
September 24, 1997(3) to March 31, 1998            $   10.00             (0.01)                  1.02               0.00

CLASS C
October 1, 2001 to September 30, 2002              $   10.24             (0.09)(10)             (1.97)              0.00
October 1, 2000 to September 30, 2001              $   14.98             (0.07)                 (4.36)              0.00
October 1, 1999 to September 30, 2000              $   12.54              0.07                   2.54              (0.09)
October 1, 1998 to September 30, 1999              $    9.30             (0.04)                  3.28               0.00
April 1, 1998(3) to September 30, 1998             $   11.01             (0.03)                 (1.68)              0.00

                                       116

                                               DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                    FROM NET      IN EXCESS OF              NET ASSET
                                                    REALIZED          REALIZED              VALUE PER
                                                       GAINS             GAINS                  SHARE
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $   11.05
October 1, 2000 to September 30, 2001                  (4.85)             0.00              $   13.71
October 1, 1999 to September 30, 2000                  (3.57)             0.00              $   26.80
October 1, 1998 to September 30, 1999                  (3.85)             0.00              $   26.80
April 1, 1998 to September 30, 1998                     0.00              0.00              $   24.01
April 1, 1997 to March 31, 1998                        (3.86)             0.00              $   25.91

GROWTH EQUITY

CLASS A
October 1, 2001 to September 30, 2002                  (0.92)             0.00              $   19.50
October 1, 2000 to September 30, 2001                  (6.09)             0.00              $   23.87
October 1, 1999 to September 30, 2000                  (5.63)             0.00              $   39.89
June 1, 1999 to September 30, 1999                      0.00              0.00              $   36.83
June 1, 1998 to May 31, 1999                           (2.07)             0.00              $   36.17
June 1, 1997 to May 31, 1998                           (3.54)             0.00              $   35.73

CLASS B
October 1, 2001 to September 30, 2002                  (0.92)             0.00              $   18.37
October 1, 2000 to September 30, 2001                  (6.09)             0.00              $   22.69
October 1, 1999 to September 30, 2000                  (5.63)             0.00              $   38.48
June 1, 1999 to September 30, 1999                      0.00              0.00              $   35.93
June 1, 1998 to May 31, 1999                           (2.07)             0.00              $   35.39
June 1, 1997 to May 31, 1998                           (3.54)             0.00              $   35.23

CLASS C
October 1, 2001 to September 30, 2002                  (0.92)             0.00              $   19.04
October 1, 2000 to September 30, 2001                  (6.09)             0.00              $   23.49
October 1, 1999 to September 30, 2000                  (5.63)             0.00              $   39.61
June 1, 1999 to September 30, 1999                      0.00              0.00              $   36.84
October 1, 1998(3) to May 31, 1999                     (2.07)             0.00              $   36.29

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.92)             0.00              $   19.61
October 1, 2000 to September 30, 2001                  (6.09)             0.00              $   24.00
October 1, 1999 to September 30, 2000                  (5.63)             0.00              $   39.98
June 1, 1999 to September 30, 1999                      0.00              0.00              $   36.82
June 1, 1998 to May 31, 1999                           (2.07)             0.00              $   36.17
June 1, 1997 to May 31, 1998                           (3.54)             0.00              $   35.72

INDEX FUND

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $   32.98
October 1, 2000 to September 30, 2001                  (1.73)             0.00              $   42.00
October 1, 1999 to September 30, 2000                  (0.69)             0.00              $   59.73
June 1, 1999 to September 30, 1999                     (0.27)             0.00              $   53.67
June 1, 1998 to May 31, 1999                           (0.40)             0.00              $   54.83
June 1, 1997 to May 31, 1998                           (3.80)             0.00              $   46.36

INTERNATIONAL EQUITY

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    8.46
October 1, 2000 to September 30, 2001                  (0.31)             0.00              $   10.50
October 1, 1999 to September 30, 2000                  (0.08)             0.00              $   15.24
October 1, 1998 to September 30, 1999                   0.00              0.00              $   12.70
April 1, 1998 to September 30, 1998                     0.00              0.00              $    9.36
September 24, 1997(3) to March 31, 1998                 0.00              0.00              $   11.05

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    8.19
October 1, 2000 to September 30, 2001                  (0.31)             0.00              $   10.25
October 1, 1999 to September 30, 2000                  (0.08)             0.00              $   14.99
October 1, 1998 to September 30, 1999                   0.00              0.00              $   12.54
April 1, 1998 to September 30, 1998                     0.00              0.00              $    9.30
September 24, 1997(3) to March 31, 1998                 0.00              0.00              $   11.01

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    8.18
October 1, 2000 to September 30, 2001                  (0.31)             0.00              $   10.24
October 1, 1999 to September 30, 2000                  (0.08)             0.00              $   14.98
October 1, 1998 to September 30, 1999                   0.00              0.00              $   12.54
April 1, 1998(3) to September 30, 1998                  0.00              0.00              $    9.30

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              -------------------------------------------------------
                                              NET INVESTMENT               NET                  GROSS              TOTAL
                                               INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.02)%            1.00%                  1.00%            (19.40)%
October 1, 2000 to September 30, 2001                   0.06%             1.00%                  1.03%            (36.19)%
October 1, 1999 to September 30, 2000                  (0.05)%            1.00%                  1.02%             14.55%
October 1, 1998 to September 30, 1999                   0.15%             1.00%                  1.02%             29.69%
April 1, 1998 to September 30, 1998                     0.48%             1.02%                  1.04%             (7.10)%
April 1, 1997 to March 31, 1998                         0.65%             0.99%                   N/A              34.86%

GROWTH EQUITY

CLASS A
October 1, 2001 to September 30, 2002                  (0.43)%            1.47%(4)               1.88%(4)         (15.46)%
October 1, 2000 to September 30, 2001                  (0.31)%            1.50%(4)               1.93%(4)         (28.93)%
October 1, 1999 to September 30, 2000                  (0.48)%            1.50%(4)               1.72%(4)          25.01%
June 1, 1999 to September 30, 1999                     (0.01)%            1.25%(4)               1.45%(4)           1.82%
June 1, 1998 to May 31, 1999                           (0.08)%            1.25%(4)               1.44%(4)           7.57%
June 1, 1997 to May 31, 1998                           (0.11)%            1.25%(4)               1.42%(4)          22.55%

CLASS B
October 1, 2001 to September 30, 2002                  (1.18)%            2.22%(4)               2.63%(4)         (16.09)%
October 1, 2000 to September 30, 2001                  (1.06)%            2.25%(4)               2.65%(4)         (29.46)%
October 1, 1999 to September 30, 2000                  (1.20)%            2.25%(4)               2.58%(4)          24.11%
June 1, 1999 to September 30, 1999                     (0.76)%            2.00%(4)               2.45%(4)           1.53%
June 1, 1998 to May 31, 1999                           (0.83)%            2.00%(4)               2.45%(4)           6.78%
June 1, 1997 to May 31, 1998                           (0.85)%            2.00%(4)               2.45%(4)          21.63%

CLASS C
October 1, 2001 to September 30, 2002                  (1.17)%            2.22%(4)               2.74%(4)         (16.10)%
October 1, 2000 to September 30, 2001                  (1.06)%            2.25%(4)               2.32%(4)         (29.46)%
October 1, 1999 to September 30, 2000                  (1.16)%            2.25%(4)               2.75%(4)          24.11%
June 1, 1999 to September 30, 1999                     (0.87)%            2.00%(4)               6.22%(4)           1.52%
October 1, 1998(3) to May 31, 1999                     (0.87)%            2.01%(4)              21.40%(4)          25.73%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.19)%            1.22%(4)               1.41%(4)         (15.25)%
October 1, 2000 to September 30, 2001                  (0.06)%            1.25%(4)               1.29%(4)         (28.74)%
October 1, 1999 to September 30, 2000                  (0.23)%            1.25%(4)               1.34%(4)          25.32%
June 1, 1999 to September 30, 1999                      0.05%             1.25%(4)               1.40%(4)           1.80%
June 1, 1998 to May 31, 1999                           (0.08)%            1.25%(4)               1.38%(4)           7.60%
June 1, 1997 to May 31, 1998                           (0.11)%            1.25%(4)               1.35%(4)          22.52%

INDEX FUND

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   1.28%             0.25%(4)               0.39%(4)         (20.54)%
October 1, 2000 to September 30, 2001                   1.11%             0.25%(4)               0.30%(4)         (26.63)%
October 1, 1999 to September 30, 2000                   1.02%             0.25%(4)               0.33%(4)          13.06%
June 1, 1999 to September 30, 1999                      1.17%             0.25%(4)               0.55%(4)          (1.00)%
June 1, 1998 to May 31, 1999                            1.28%             0.25%(4)               0.55%(4)          20.57%
June 1, 1997 to May 31, 1998                            1.53%             0.25%(4)               0.58%(4)          30.32%

INTERNATIONAL EQUITY

CLASS A
October 1, 2001 to September 30, 2002                  (0.08)%            1.72%                  1.96%            (19.43)%
October 1, 2000 to September 30, 2001                   0.05%             1.75%                  1.81%            (29.59)%
October 1, 1999 to September 30, 2000                  (0.31)%            1.75%                  2.00%             21.65%
October 1, 1998 to September 30, 1999                  (0.17)%            1.75%                  2.10%             35.68%
April 1, 1998 to September 30, 1998                     0.10%             1.75%                  2.06%            (15.29)%
September 24, 1997(3) to March 31, 1998                 0.35%             1.75%                  2.20%             10.52%

CLASS B
October 1, 2001 to September 30, 2002                  (0.83)%            2.47%                  3.06%            (20.10)%
October 1, 2000 to September 30, 2001                  (0.72)%            2.50%                  2.70%            (30.12)%
October 1, 1999 to September 30, 2000                  (1.01)%            2.50%                  2.95%             20.65%
October 1, 1998 to September 30, 1999                  (0.81)%            2.40%                  2.79%             34.84%
April 1, 1998 to September 30, 1998                    (0.56)%            2.40%                  2.70%            (15.53)%
September 24, 1997(3) to March 31, 1998                (0.31)%            2.40%                  2.84%             10.10%

CLASS C
October 1, 2001 to September 30, 2002                  (0.78)%            2.47%                  2.96%            (20.12)%
October 1, 2000 to September 30, 2001                  (0.69)%            2.50%                  2.50%            (30.14)%
October 1, 1999 to September 30, 2000                  (0.86)%            2.50%                  3.02%             20.72%
October 1, 1998 to September 30, 1999                  (0.78)%            2.37%                  2.72%             34.84%
April 1, 1998(3) to September 30, 1998                 (1.15)%            2.40%                  2.66%            (15.53)%

                                                   PORTFOLIO         NET ASSETS AT
                                                    TURNOVER         END OF PERIOD
                                                        RATE       (000'S OMITTED)
----------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                     88%         $     67,930
October 1, 2000 to September 30, 2001                     80%         $    156,641
October 1, 1999 to September 30, 2000                     51%         $     52,561
October 1, 1998 to September 30, 1999                     38%         $     17,588
April 1, 1998 to September 30, 1998                       18%         $     14,355
April 1, 1997 to March 31, 1998                          137%         $     18,180

GROWTH EQUITY

CLASS A
October 1, 2001 to September 30, 2002                     40%(6)      $     11,210
October 1, 2000 to September 30, 2001                     75%(6)      $     12,473
October 1, 1999 to September 30, 2000                     78%(6)      $     17,726
June 1, 1999 to September 30, 1999                        22%(6)      $     23,750
June 1, 1998 to May 31, 1999                              73%(6)      $     17,335
June 1, 1997 to May 31, 1998                              47%(6)      $     21,567

CLASS B
October 1, 2001 to September 30, 2002                     40%(6)      $     13,670
October 1, 2000 to September 30, 2001                     75%(6)      $     17,319
October 1, 1999 to September 30, 2000                     78%(6)      $     25,124
June 1, 1999 to September 30, 1999                        22%(6)      $     19,211
June 1, 1998 to May 31, 1999                              73%(6)      $     18,976
June 1, 1997 to May 31, 1998                              47%(6)      $     16,615

CLASS C
October 1, 2001 to September 30, 2002                     40%(6)      $      1,721
October 1, 2000 to September 30, 2001                     75%(6)      $      1,799
October 1, 1999 to September 30, 2000                     78%(6)      $      2,240
June 1, 1999 to September 30, 1999                        22%(6)      $        320
October 1, 1998(3) to May 31, 1999                        73%(6)      $         60

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                     40%(6)      $    363,946
October 1, 2000 to September 30, 2001                     75%(6)      $    476,031
October 1, 1999 to September 30, 2000                     78%(6)      $    751,174
June 1, 1999 to September 30, 1999                        22%(6)      $    644,215
June 1, 1998 to May 31, 1999                              73%(6)      $    920,586
June 1, 1997 to May 31, 1998                              47%(6)      $  1,033,251

INDEX FUND

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                      4%(5)      $    596,168
October 1, 2000 to September 30, 2001                      2%(5)      $    733,380
October 1, 1999 to September 30, 2000                      8%(5)      $    982,975
June 1, 1999 to September 30, 1999                        11%(5)      $    813,861
June 1, 1998 to May 31, 1999                               4%(5)      $  1,154,289
June 1, 1997 to May 31, 1998                               7%(5)      $    784,205

INTERNATIONAL EQUITY

CLASS A
October 1, 2001 to September 30, 2002                     52%         $     22,806
October 1, 2000 to September 30, 2001                     36%         $     30,727
October 1, 1999 to September 30, 2000                     26%         $     43,659
October 1, 1998 to September 30, 1999                     41%         $     35,779
April 1, 1998 to September 30, 1998                       21%         $     23,857
September 24, 1997(3) to March 31, 1998                   12%         $     26,770

CLASS B
October 1, 2001 to September 30, 2002                     52%         $     29,107
October 1, 2000 to September 30, 2001                     36%         $     41,122
October 1, 1999 to September 30, 2000                     26%         $     63,019
October 1, 1998 to September 30, 1999                     41%         $     37,911
April 1, 1998 to September 30, 1998                       21%         $     30,070
September 24, 1997(3) to March 31, 1998                   12%         $     33,003

CLASS C
October 1, 2001 to September 30, 2002                     52%         $      2,167
October 1, 2000 to September 30, 2001                     36%         $      2,704
October 1, 1999 to September 30, 2000                     26%         $      2,857
October 1, 1998 to September 30, 1999                     41%         $        673
April 1, 1998(3) to September 30, 1998                    21%         $        297

                                       117

                                                   BEGINNING                             NET REALIZED
                                                   NET ASSET               NET                    AND          DIVIDENDS
                                                       VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                         PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                       SHARE            (LOSS)            INVESTMENTS             INCOME
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   10.47              0.02(10)              (2.03)              0.00
October 1, 2000 to September 30, 2001              $   15.17              0.01                  (4.40)              0.00
November 8, 1999(3) to September 30, 2000          $   13.61              0.12                   1.66              (0.14)

LARGE CAP APPRECIATION

CLASS A
October 1, 2001 to September 30, 2002              $    9.53             (0.01)                 (1.99)              0.00
August 31, 2001(3) to September 30, 2001           $   10.00              0.00                  (0.47)              0.00

CLASS B
October 1, 2001 to September 30, 2002              $    9.52             (0.07)                 (1.98)              0.00
August 31, 2001(3) to September 30, 2001           $   10.00              0.00                  (0.48)              0.00

CLASS C
October 1, 2001 to September 30, 2002              $    9.53             (0.05)                 (2.01)              0.00
August 31, 2001(3) to September 30, 2001           $   10.00              0.00                  (0.47)              0.00

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $    9.53              0.00                  (1.98)              0.00
August 31, 2001(3) to September 30, 2001           $   10.00              0.01                  (0.48)              0.00

LARGE COMPANY GROWTH

CLASS A
October 1, 2001 to September 30, 2002              $   44.57             (0.34)                 (9.71)              0.00
October 1, 2000 to September 30, 2001              $   75.03             (0.37)                (29.21)              0.00
October 1, 1999 to September 30, 2000              $   57.96             (0.49)                 19.16               0.00
June 1, 1999 to September 30, 1999                 $   58.09             (0.12)                 (0.01)              0.00
October 1, 1998(3) to May 31, 1999                 $   38.48             (0.16)                 20.82               0.00

CLASS B
October 1, 2001 to September 30, 2002              $   41.18             (0.69)                 (8.77)              0.00
October 1, 2000 to September 30, 2001              $   69.77             (0.62)                (27.09)              0.00
October 1, 1999 to September 30, 2000              $   54.29             (0.72)                 17.80               0.00
June 1, 1999 to September 30, 1999                 $   54.50             (0.19)                 (0.02)              0.00
October 1, 1998(3) to May 31, 1999                 $   39.80             (0.17)                 15.92               0.00

CLASS C
October 1, 2001 to September 30, 2002              $   41.22             (0.89)                 (8.57)              0.00
October 1, 2000 to September 30, 2001              $   69.85             (0.43)                (27.32)              0.00
November 8, 1999(3) to September 30, 2000          $   59.32             (0.40)                 12.53               0.00

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   42.06             (0.21)                 (9.20)              0.00
October 1, 2000 to September 30, 2001              $   70.71             (0.24)                (27.53)              0.00
October 1, 1999 to September 30, 2000              $   54.60             (0.30)                 18.01               0.00
June 1, 1999 to September 30, 1999                 $   54.67             (0.07)                  0.00               0.00
June 1, 1998 to May 31, 1999                       $   39.94             (0.17)                 15.95               0.00
June 1, 1997 to May 31, 1998                       $   32.63             (0.11)                 10.20               0.00

MID CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002              $    4.45             (0.05)                 (0.77)              0.00
October 16, 2000(3) to September 30, 2001          $   10.00             (0.04)                 (5.51)              0.00

CLASS B
October 1, 2001 to September 30, 2002              $    4.42             (0.09)                 (0.75)              0.00
October 16, 2000(3) to September 30, 2001          $   10.00             (0.08)                 (5.50)              0.00

CLASS C
October 1, 2001 to September 30, 2002              $    4.42             (0.10)                 (0.74)              0.00
October 16, 2000(3) to September 30, 2001          $   10.00             (0.06)                 (5.52)              0.00

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
January 1, 2002 to September 30, 2002              $    5.38              0.04                  (0.71)             (0.04)
January 1, 2001 to December 31, 2001               $    5.80              0.06                  (0.24)             (0.06)
January 1, 2000 to December 31, 2000               $    5.21              0.08                   0.96              (0.08)
January 1, 1999 to December 31, 1999               $    6.26              0.07                  (0.56)             (0.07)
January 1, 1998 to December 31, 1998               $    6.45              0.07                   0.24              (0.07)
January 1, 1997 to December 31, 1997               $    4.86              0.08                   2.07              (0.08)

                                       118

                                               DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                    FROM NET      IN EXCESS OF              NET ASSET
                                                    REALIZED          REALIZED              VALUE PER
                                                       GAINS             GAINS                  SHARE
-----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $    8.46
October 1, 2000 to September 30, 2001                  (0.31)             0.00              $   10.47
November 8, 1999(3) to September 30, 2000              (0.08)             0.00              $   15.17

LARGE CAP APPRECIATION

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.53
August 31, 2001(3) to September 30, 2001                0.00              0.00              $    9.53

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.47
August 31, 2001(3) to September 30, 2001                0.00              0.00              $    9.52

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.47
August 31, 2001(3) to September 30, 2001                0.00              0.00              $    9.53

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.55
August 31, 2001(3) to September 30, 2001                0.00              0.00              $    9.53

LARGE COMPANY GROWTH

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $   34.52
October 1, 2000 to September 30, 2001                  (0.84)            (0.04)             $   44.57
October 1, 1999 to September 30, 2000                  (1.60)             0.00              $   75.03
June 1, 1999 to September 30, 1999                      0.00              0.00              $   57.96
October 1, 1998(3) to May 31, 1999                     (1.05)             0.00              $   58.09

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $   31.72
October 1, 2000 to September 30, 2001                  (0.84)            (0.04)             $   41.18
October 1, 1999 to September 30, 2000                  (1.60)             0.00              $   69.77
June 1, 1999 to September 30, 1999                      0.00              0.00              $   54.29
October 1, 1998(3) to May 31, 1999                     (1.05)             0.00              $   54.50

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $   31.76
October 1, 2000 to September 30, 2001                  (0.84)            (0.04)             $   41.22
November 8, 1999(3) to September 30, 2000              (1.60)             0.00              $   69.85

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $   32.65
October 1, 2000 to September 30, 2001                  (0.84)            (0.04)             $   42.06
October 1, 1999 to September 30, 2000                  (1.60)             0.00              $   70.71
June 1, 1999 to September 30, 1999                      0.00              0.00              $   54.60
June 1, 1998 to May 31, 1999                           (1.05)             0.00              $   54.67
June 1, 1997 to May 31, 1998                           (2.78)             0.00              $   39.94

MID CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    3.63
October 16, 2000(3) to September 30, 2001               0.00              0.00              $    4.45

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    3.58
October 16, 2000(3) to September 30, 2001               0.00              0.00              $    4.42

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    3.58
October 16, 2000(3) to September 30, 2001               0.00              0.00              $    4.42

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
January 1, 2002 to September 30, 2002                  (0.96)             0.00              $    3.71
January 1, 2001 to December 31, 2001                   (0.18)             0.00              $    5.38
January 1, 2000 to December 31, 2000                   (0.37)             0.00              $    5.80
January 1, 1999 to December 31, 1999                   (0.49)             0.00              $    5.21
January 1, 1998 to December 31, 1998                   (0.43)             0.00              $    6.26
January 1, 1997 to December 31, 1997                   (0.48)             0.00              $    6.45

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              -------------------------------------------------------
                                              NET INVESTMENT               NET                  GROSS              TOTAL
                                               INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.31%             1.44%                  1.46%            (19.20)%
October 1, 2000 to September 30, 2001                   0.31%             1.50%                  1.53%            (29.47)%
November 8, 1999(3) to September 30, 2000               0.32%             1.50%                  1.92%             13.01%

LARGE CAP APPRECIATION

CLASS A
October 1, 2001 to September 30, 2002                  (0.15)%            1.20%(4)               6.48%(4)         (20.99)%
August 31, 2001(3) to September 30, 2001                1.17%             0.95%(4)               1.24%(4)          (4.70)%

CLASS B
October 1, 2001 to September 30, 2002                  (0.90)%            1.95%(4)               8.45%(4)         (21.53)%
August 31, 2001(3) to September 30, 2001               (0.24)%            1.78%(4)               1.78%(4)          (4.80)%

CLASS C
October 1, 2001 to September 30, 2002                  (0.93)%            1.95%(4)               8.37%(4)         (21.62)%
August 31, 2001(3) to September 30, 2001                0.00%             1.83%(4)               1.83%(4)          (4.70)%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.05%             0.95%(4)               5.81%(4)         (20.78)%
August 31, 2001(3) to September 30, 2001                1.00%             0.86%(4)               0.86%(4)          (4.70)%

LARGE COMPANY GROWTH

CLASS A
October 1, 2001 to September 30, 2002                  (0.76)%            1.20%(4)               1.45%(4)         (22.55)%
October 1, 2000 to September 30, 2001                  (0.71)%            1.20%(4)               1.36%(4)         (39.85)%
October 1, 1999 to September 30, 2000                  (0.73)%            1.20%(4)               1.31%(4)          32.50%
June 1, 1999 to September 30, 1999                     (0.58)%            1.20%(4)               1.40%(4)          (0.22)%
October 1, 1998(3) to May 31, 1999                     (0.68)%            1.20%(4)               1.35%(4)          54.16%

CLASS B
October 1, 2001 to September 30, 2002                  (1.31)%            1.75%(4)               2.46%(4)         (22.97)%
October 1, 2000 to September 30, 2001                  (1.26)%            1.75%(4)               2.19%(4)         (40.18)%
October 1, 1999 to September 30, 2000                  (1.28)%            1.75%(4)               2.15%(4)          31.75%
June 1, 1999 to September 30, 1999                     (1.13)%            1.75%(4)               2.05%(4)          (0.39)%
October 1, 1998(3) to May 31, 1999                     (1.22)%            1.76%(4)               2.15%(4)          40.01%

CLASS C
October 1, 2001 to September 30, 2002                  (1.31)%            1.75%(4)               2.28%(4)         (22.95)%
October 1, 2000 to September 30, 2001                  (1.26)%            1.75%(4)               2.15%(4)         (40.19)%
November 8, 1999(3) to September 30, 2000              (1.29)%            1.75%(4)               2.16%(4)          20.72%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.56)%            1.00%(4)               1.03%(4)         (22.37)%
October 1, 2000 to September 30, 2001                  (0.48)%            0.97%(4)               0.97%(4)         (39.73)%
October 1, 1999 to September 30, 2000                  (0.53)%            1.00%(4)               1.02%(4)          32.74%
June 1, 1999 to September 30, 1999                     (0.38)%            1.00%(4)               1.04%(4)          (0.13)%
June 1, 1998 to May 31, 1999                           (0.49)%            1.00%(4)               1.09%(4)          39.96%
June 1, 1997 to May 31, 1998                           (0.36)%            1.00%(4)               1.03%(4)          32.29%

MID CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                  (1.07)%            1.40%                  3.02%            (18.43)%
October 16, 2000(3) to September 30, 2001              (0.92)%            1.40%                  2.47%            (55.50)%

CLASS B
October 1, 2001 to September 30, 2002                  (1.82)%            2.15%                  4.21%            (19.00)%
October 16, 2000(3) to September 30, 2001              (1.68)%            2.15%                  3.17%            (55.80)%

CLASS C
October 1, 2001 to September 30, 2002                  (1.82)%            2.15%                  5.03%            (19.00)%
October 16, 2000(3) to September 30, 2001              (1.68)%            2.15%                  3.77%            (55.80)%

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
January 1, 2002 to September 30, 2002                   0.98%             1.34%                  1.46%            (12.95)%
January 1, 2001 to December 31, 2001                    1.15%             1.25%                  1.25%             (2.90)%
January 1, 2000 to December 31, 2000                    1.48%             1.25%                  1.25%             21.00%
January 1, 1999 to December 31, 1999                    1.07%             1.25%                  1.25%             (8.50)%
January 1, 1998 to December 31, 1998                    1.04%             1.25%                  1.25%              5.10%
January 1, 1997 to December 31, 1997                    1.38%             1.25%                  1.25%             44.80%

                                                   PORTFOLIO         NET ASSETS AT
                                                    TURNOVER         END OF PERIOD
                                                        RATE       (000'S OMITTED)
----------------------------------------------------------------------------------
INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                     52%         $    372,380
October 1, 2000 to September 30, 2001                     36%         $    108,796
November 8, 1999(3) to September 30, 2000                 26%         $    122,397

LARGE CAP APPRECIATION

CLASS A
October 1, 2001 to September 30, 2002                    123%(5)      $        898
August 31, 2001(3) to September 30, 2001                  10%(5)      $         41

CLASS B
October 1, 2001 to September 30, 2002                    123%(5)      $      1,041
August 31, 2001(3) to September 30, 2001                  10%(5)      $         91

CLASS C
October 1, 2001 to September 30, 2002                    123%(5)      $        200
August 31, 2001(3) to September 30, 2001                  10%(5)      $         26

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                    123%(5)      $      4,155
August 31, 2001(3) to September 30, 2001                  10%(5)      $         10

LARGE COMPANY GROWTH

CLASS A
October 1, 2001 to September 30, 2002                     18%(5)      $    141,774
October 1, 2000 to September 30, 2001                     13%(5)      $    202,514
October 1, 1999 to September 30, 2000                      9%(5)      $    303,948
June 1, 1999 to September 30, 1999                         5%(5)      $    188,890
October 1, 1998(3) to May 31, 1999                        28%(5)      $    191,233

CLASS B
October 1, 2001 to September 30, 2002                     18%(5)      $    218,625
October 1, 2000 to September 30, 2001                     13%(5)      $    307,706
October 1, 1999 to September 30, 2000                      9%(5)      $    461,918
June 1, 1999 to September 30, 1999                         5%(5)      $    201,351
October 1, 1998(3) to May 31, 1999                        28%(5)      $    156,870

CLASS C
October 1, 2001 to September 30, 2002                     18%(5)      $     27,092
October 1, 2000 to September 30, 2001                     13%(5)      $     27,189
November 8, 1999(3) to September 30, 2000                  9%(5)      $     25,463

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                     18%(5)      $  1,038,491
October 1, 2000 to September 30, 2001                     13%(5)      $  1,066,607
October 1, 1999 to September 30, 2000                      9%(5)      $  1,532,428
June 1, 1999 to September 30, 1999                         5%(5)      $    801,943
June 1, 1998 to May 31, 1999                              28%(5)      $    645,385
June 1, 1997 to May 31, 1998                              13%(5)      $    232,499

MID CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                    340%         $      3,613
October 16, 2000(3) to September 30, 2001                285%         $      3,912

CLASS B
October 1, 2001 to September 30, 2002                    340%         $      3,662
October 16, 2000(3) to September 30, 2001                285%         $      4,481

CLASS C
October 1, 2001 to September 30, 2002                    340%         $        442
October 16, 2000(3) to September 30, 2001                285%         $        605

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
January 1, 2002 to September 30, 2002                    187%         $    509,614
January 1, 2001 to December 31, 2001                      11%         $    679,747
January 1, 2000 to December 31, 2000                      16%         $    780,213
January 1, 1999 to December 31, 1999                      25%         $    862,539
January 1, 1998 to December 31, 1998                      31%         $  1,132,041
January 1, 1997 to December 31, 1997                      63%         $  1,134,378

                                       119

                                                   BEGINNING                             NET REALIZED
                                                   NET ASSET               NET                    AND          DIVIDENDS
                                                       VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                         PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                       SHARE            (LOSS)            INVESTMENTS             INCOME
------------------------------------------------------------------------------------------------------------------------
CLASS B
January 1, 2002 to September 30, 2002              $    5.38              0.00                  (0.71)              0.00
January 1, 2001 to December 31, 2001               $    5.80              0.01                  (0.24)             (0.01)
January 1, 2000 to December 31, 2000               $    5.21              0.03                   0.96              (0.03)
January 1, 1999 to December 31, 1999               $    6.26              0.00                  (0.56)              0.00
January 1, 1998 to December 31, 1998               $    6.45              0.00                   0.24               0.00
May 1, 1997(3) to December 31, 1997                $    5.41              0.01                   1.53              (0.02)

CLASS C
January 1, 2002 to September 30, 2002              $    5.37              0.00                  (0.72)              0.00
January 1, 2001 to December 31, 2001               $    5.79              0.01                  (0.24)             (0.01)
January 1, 2000 to December 31, 2000               $    5.20              0.02                   0.96              (0.02)
January 1, 1999 to December 31, 1999               $    6.24              0.00                  (0.55)              0.00
January 1, 1998 to December 31, 1998               $    6.46              0.00                   0.21               0.00
May 1, 1997(3) to December 31, 1997                $    5.41              0.01                   1.54              (0.02)

SMALL CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002              $   13.23             (0.15)                 (3.36)              0.00
October 1, 2000 to September 30, 2001              $   43.48             (0.17)                (22.23)              0.00
October 1, 1999 to September 30, 2000              $   26.23             (0.08)                 19.88               0.00
October 1, 1998 to September 30, 1999              $   17.86             (0.18)                  9.99               0.00
April 1, 1998 to September 30, 1998                $   25.62             (0.09)                 (7.67)              0.00
April 1, 1997 to March 31, 1998                    $   18.98             (0.06)                  8.76               0.00

CLASS B
October 1, 2001 to September 30, 2002              $   12.78             (0.23)                 (3.22)              0.00
October 1, 2000 to September 30, 2001              $   42.33             (0.26)                (21.66)              0.00
October 1, 1999 to September 30, 2000              $   25.72             (0.14)                 19.25               0.00
October 1, 1998 to September 30, 1999              $   17.64             (0.36)                  9.86               0.00
April 1, 1998 to September 30, 1998                $   25.38             (0.18)                 (7.56)              0.00
April 1, 1997 to March 31, 1998                    $   18.93             (0.11)                  8.61               0.00

CLASS C
October 1, 2001 to September 30, 2002              $   12.77             (0.25)                 (3.20)              0.00
October 1, 2000 to September 30, 2001              $   42.31             (0.27)                (21.64)              0.00
October 1, 1999 to September 30, 2000              $   25.71             (0.08)                 19.18               0.00
October 1, 1998 to September 30, 1999              $   17.63             (0.39)                  9.89               0.00
April 1, 1998 to September 30, 1998                $   25.38             (0.18)                 (7.57)              0.00
December 15, 1997(3) to March 31, 1998             $   21.77             (0.08)                  3.69               0.00

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   13.49             (0.14)                 (3.41)              0.00
October 1, 2000 to September 30, 2001              $   44.27             (0.19)                (22.60)              0.00
October 1, 1999 to September 30, 2000              $   26.66             (0.13)                 20.34               0.00
October 1, 1998 to September 30, 1999              $   18.02             (0.28)                 10.38               0.00
April 1, 1998 to September 30, 1998                $   25.77             (0.02)                 (7.73)              0.00
April 1, 1997 to March 31, 1998                    $   19.01              0.00                   8.84              (0.01)

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   26.49             (0.22)                 (2.05)              0.00
October 1, 2000 to September 30, 2001              $   29.97             (0.10)                 (0.91)              0.00
October 1, 1999 to September 30, 2000              $   20.50             (0.11)                  9.58               0.00
June 1, 1999 to September 30, 1999                 $   20.51             (0.03)                  0.02               0.00
June 1, 1998 to May 31, 1999                       $   23.61             (0.11)                 (2.97)              0.00
June 1, 1997 to May 31, 1998                       $   19.84             (0.06)                  4.36               0.00

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002              $   21.73             (0.16)                 (4.22)              0.00
October 1, 2000 to September 30, 2001              $   36.22             (0.10)                 (7.26)              0.00
October 1, 1999 to September 30, 2000              $   27.03             (0.22)                  9.41               0.00
June 1, 1999 to September 30, 1999                 $   27.44             (0.05)                 (0.36)              0.00
June 1, 1998 to May 31, 1999                       $   33.69             (0.15)                 (3.67)              0.00
June 1, 1997 to May 31, 1998                       $   31.08             (0.23)                  6.88               0.00

                                       120

                                               DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                    FROM NET      IN EXCESS OF              NET ASSET
                                                    REALIZED          REALIZED              VALUE PER
                                                       GAINS             GAINS                  SHARE
-----------------------------------------------------------------------------------------------------
CLASS B
January 1, 2002 to September 30, 2002                  (0.96)             0.00              $    3.71
January 1, 2001 to December 31, 2001                   (0.18)             0.00              $    5.38
January 1, 2000 to December 31, 2000                   (0.37)             0.00              $    5.80
January 1, 1999 to December 31, 1999                   (0.49)             0.00              $    5.21
January 1, 1998 to December 31, 1998                   (0.43)             0.00              $    6.26
May 1, 1997(3) to December 31, 1997                    (0.48)             0.00              $    6.45

CLASS C
January 1, 2002 to September 30, 2002                  (0.96)             0.00              $    3.69
January 1, 2001 to December 31, 2001                   (0.18)             0.00              $    5.37
January 1, 2000 to December 31, 2000                   (0.37)             0.00              $    5.79
January 1, 1999 to December 31, 1999                   (0.49)             0.00              $    5.20
January 1, 1998 to December 31, 1998                   (0.43)             0.00              $    6.24
May 1, 1997(3) to December 31, 1997                    (0.48)             0.00              $    6.46

SMALL CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    9.72
October 1, 2000 to September 30, 2001                  (7.85)             0.00              $   13.23
October 1, 1999 to September 30, 2000                  (2.55)             0.00              $   43.48
October 1, 1998 to September 30, 1999                  (1.44)             0.00              $   26.23
April 1, 1998 to September 30, 1998                     0.00              0.00              $   17.86
April 1, 1997 to March 31, 1998                        (2.06)             0.00              $   25.62

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    9.33
October 1, 2000 to September 30, 2001                  (7.63)             0.00              $   12.78
October 1, 1999 to September 30, 2000                  (2.50)             0.00              $   42.33
October 1, 1998 to September 30, 1999                  (1.42)             0.00              $   25.72
April 1, 1998 to September 30, 1998                     0.00              0.00              $   17.64
April 1, 1997 to March 31, 1998                        (2.05)             0.00              $   25.38

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    9.32
October 1, 2000 to September 30, 2001                  (7.63)             0.00              $   12.77
October 1, 1999 to September 30, 2000                  (2.50)             0.00              $   42.31
October 1, 1998 to September 30, 1999                  (1.42)             0.00              $   25.71
April 1, 1998 to September 30, 1998                     0.00              0.00              $   17.63
December 15, 1997(3) to March 31, 1998                  0.00              0.00              $   25.38

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $    9.94
October 1, 2000 to September 30, 2001                  (7.99)             0.00              $   13.49
October 1, 1999 to September 30, 2000                  (2.60)             0.00              $   44.27
October 1, 1998 to September 30, 1999                  (1.46)             0.00              $   26.66
April 1, 1998 to September 30, 1998                     0.00              0.00              $   18.02
April 1, 1997 to March 31, 1998                        (2.07)             0.00              $   25.77

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (1.52)             0.00              $   22.70
October 1, 2000 to September 30, 2001                  (2.47)             0.00              $   26.49
October 1, 1999 to September 30, 2000                   0.00              0.00              $   29.97
June 1, 1999 to September 30, 1999                      0.00              0.00              $   20.50
June 1, 1998 to May 31, 1999                           (0.02)             0.00              $   20.51
June 1, 1997 to May 31, 1998                           (0.53)             0.00              $   23.61

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                   0.00              0.00              $   17.35
October 1, 2000 to September 30, 2001                  (7.13)             0.00              $   21.73
October 1, 1999 to September 30, 2000                   0.00              0.00              $   36.22
June 1, 1999 to September 30, 1999                      0.00              0.00              $   27.03
June 1, 1998 to May 31, 1999                           (2.43)             0.00              $   27.44
June 1, 1997 to May 31, 1998                           (4.04)             0.00              $   33.69

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              -------------------------------------------------------
                                              NET INVESTMENT               NET                  GROSS              TOTAL
                                               INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
------------------------------------------------------------------------------------------------------------------------
CLASS B
January 1, 2002 to September 30, 2002                   0.17%             2.13%                  2.48%            (13.51)%
January 1, 2001 to December 31, 2001                    0.16%             2.25%                  2.25%             (3.90)%
January 1, 2000 to December 31, 2000                    0.50%             2.25%                  2.25%             19.80%
January 1, 1999 to December 31, 1999                    0.06%             2.25%                  2.25%             (9.40)%
January 1, 1998 to December 31, 1998                    0.00%             2.25%                  2.25%              4.10%
May 1, 1997(3) to December 31, 1997                     0.30%             2.22%                  2.22%             28.90%

CLASS C
January 1, 2002 to September 30, 2002                   0.17%             2.13%                  2.74%            (13.77)%
January 1, 2001 to December 31, 2001                    0.16%             2.25%                  2.25%             (3.90)%
January 1, 2000 to December 31, 2000                    0.50%             2.25%                  2.25%             19.80%
January 1, 1999 to December 31, 1999                    0.06%             2.25%                  2.25%             (9.30)%
January 1, 1998 to December 31, 1998                    0.00%             2.25%                  2.25%              3.60%
May 1, 1997(3) to December 31, 1997                     0.30%             2.25%                  2.25%             29.10%

SMALL CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                  (1.06)%            1.40%                  1.74%            (26.53)%
October 1, 2000 to September 30, 2001                  (0.86)%            1.36%                  1.61%            (59.99)%
October 1, 1999 to September 30, 2000                  (0.78)%            1.29%                  1.86%             81.03%
October 1, 1998 to September 30, 1999                  (0.92)%            1.35%                  1.53%             58.81%
April 1, 1998 to September 30, 1998                    (0.82)%            1.36%                  1.49%            (30.29)%
April 1, 1997 to March 31, 1998                        (0.43)%(8)         1.22%(8)               1.57%(8)          47.03%

CLASS B
October 1, 2001 to September 30, 2002                  (1.81)%            2.15%                  3.04%            (27.00)%
October 1, 2000 to September 30, 2001                  (1.60)%            2.10%                  2.32%            (60.30)%
October 1, 1999 to September 30, 2000                  (1.53)%            2.04%                  2.72%             79.74%
October 1, 1998 to September 30, 1999                  (1.67)%            2.09%                  2.29%             57.66%
April 1, 1998 to September 30, 1998                    (1.56)%            2.11%                  2.13%            (30.50)%
April 1, 1997 to March 31, 1998                        (1.13)%(8)         1.92%(8)               2.21%(8)          46.02%

CLASS C
October 1, 2001 to September 30, 2002                  (1.81)%            2.15%                  2.66%            (27.02)%
October 1, 2000 to September 30, 2001                  (1.60)%            2.10%                  2.18%            (60.31)%
October 1, 1999 to September 30, 2000                  (1.53)%            2.04%                  2.44%             79.72%
October 1, 1998 to September 30, 1999                  (1.68)%            2.10%                  2.68%             57.69%
April 1, 1998 to September 30, 1998                    (1.56)%            2.11%                  2.71%            (30.54)%
December 15, 1997(3) to March 31, 1998                 (1.17)%            2.10%                  2.66%             16.58%

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.86)%            1.20%                  1.36%            (26.32)%
October 1, 2000 to September 30, 2001                  (0.71)%            1.20%                  1.27%            (59.93)%
October 1, 1999 to September 30, 2000                  (0.68)%            1.20%                  1.43%             81.35%
October 1, 1998 to September 30, 1999                  (0.38)%            0.76%                  1.29%             59.98%
April 1, 1998 to September 30, 1998                    (0.21)%            0.76%                  1.21%            (30.07)%
April 1, 1997 to March 31, 1998                         0.01%(8)          0.75%(8)               1.26%(8)          47.70%

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.81)%            1.25%                  1.27%             (9.81)%
October 1, 2000 to September 30, 2001                  (0.37)%            1.25%                  1.33%             (3.46)%
October 1, 1999 to September 30, 2000                  (0.45)%            1.25%                  1.28%             46.20%
June 1, 1999 to September 30, 1999                     (0.44)%            1.25%                  1.29%             (0.05)%
June 1, 1998 to May 31, 1999                           (0.47)%            1.25%(4)               1.35%(4)         (13.02)%
June 1, 1997 to May 31, 1998                           (0.40)%            1.25%(4)               1.38%(4)          21.95%

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                  (0.68)%            1.22%(4)               1.25%(4)         (20.16)%
October 1, 2000 to September 30, 2001                  (0.44)%            1.21%(4)               1.21%(4)         (23.33)%
October 1, 1999 to September 30, 2000                  (0.59)%            1.25%(4)               1.27%(4)          34.00%
June 1, 1999 to September 30, 1999                     (0.52)%            1.25%(4)               1.30%(4)          (1.49)%
June 1, 1998 to May 31, 1999                           (0.52)%            1.25%(4)               1.30%(4)         (10.72)%
June 1, 1997 to May 31, 1998                           (0.73)%            1.25%(4)               1.26%(4)          22.38%

                                                   PORTFOLIO         NET ASSETS AT
                                                    TURNOVER         END OF PERIOD
                                                        RATE       (000'S OMITTED)
----------------------------------------------------------------------------------
CLASS B
January 1, 2002 to September 30, 2002                    187%         $     20,986
January 1, 2001 to December 31, 2001                      11%         $     24,732
January 1, 2000 to December 31, 2000                      16%         $     26,965
January 1, 1999 to December 31, 1999                      25%         $     31,250
January 1, 1998 to December 31, 1998                      31%         $     39,294
May 1, 1997(3) to December 31, 1997                       63%         $     16,115

CLASS C
January 1, 2002 to September 30, 2002                    187%         $      1,793
January 1, 2001 to December 31, 2001                      11%         $      2,071
January 1, 2000 to December 31, 2000                      16%         $      2,139
January 1, 1999 to December 31, 1999                      25%         $      3,197
January 1, 1998 to December 31, 1998                      31%         $      3,551
May 1, 1997(3) to December 31, 1997                       63%         $      1,320

SMALL CAP GROWTH

CLASS A
October 1, 2001 to September 30, 2002                    221%         $     74,937
October 1, 2000 to September 30, 2001                    250%         $    101,201
October 1, 1999 to September 30, 2000                    263%         $    203,164
October 1, 1998 to September 30, 1999                    249%         $     16,662
April 1, 1998 to September 30, 1998                      110%         $     10,899
April 1, 1997 to March 31, 1998                          291%(9)      $     15,611

CLASS B
October 1, 2001 to September 30, 2002                    221%         $     28,360
October 1, 2000 to September 30, 2001                    250%         $     44,832
October 1, 1999 to September 30, 2000                    263%         $    116,520
October 1, 1998 to September 30, 1999                    249%         $     18,718
April 1, 1998 to September 30, 1998                      110%         $     13,071
April 1, 1997 to March 31, 1998                          291%(9)      $     15,320

CLASS C
October 1, 2001 to September 30, 2002                    221%         $      7,742
October 1, 2000 to September 30, 2001                    250%         $     10,856
October 1, 1999 to September 30, 2000                    263%         $     28,018
October 1, 1998 to September 30, 1999                    249%         $      1,711
April 1, 1998 to September 30, 1998                      110%         $      1,426
December 15, 1997(3) to March 31, 1998                   291%         $      2,495

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                    221%         $     67,284
October 1, 2000 to September 30, 2001                    250%         $     96,626
October 1, 1999 to September 30, 2000                    263%         $    186,315
October 1, 1998 to September 30, 1999                    249%         $     22,023
April 1, 1998 to September 30, 1998                      110%         $     56,438
April 1, 1997 to March 31, 1998                          291%(9)      $     78,856

SMALL CAP OPPORTUNITIES

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                     97%         $    294,880
October 1, 2000 to September 30, 2001                    117%         $    283,154
October 1, 1999 to September 30, 2000                    165%         $    271,936
June 1, 1999 to September 30, 1999                        40%         $    195,283
June 1, 1998 to May 31, 1999                             119%(5)      $    201,816
June 1, 1997 to May 31, 1998                              55%(5)      $    284,828

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
October 1, 2001 to September 30, 2002                    169%(5)      $    329,964
October 1, 2000 to September 30, 2001                    206%(5)      $    431,695
October 1, 1999 to September 30, 2000                    203%(5)      $    603,584
June 1, 1999 to September 30, 1999                        55%(5)      $    515,292
June 1, 1998 to May 31, 1999                             154%(5)      $    557,516
June 1, 1997 to May 31, 1998                             123%(5)      $    748,269

                                       121

                                                   BEGINNING                             NET REALIZED
                                                   NET ASSET               NET                    AND          DIVIDENDS
                                                       VALUE        INVESTMENT             UNREALIZED           FROM NET
                                                         PER            INCOME         GAIN (LOSS) ON         INVESTMENT
                                                       SHARE            (LOSS)            INVESTMENTS             INCOME
------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE

CLASS A
January 31, 2002(3) to September 30, 2002          $   10.00              0.00                  (1.57)              0.00

CLASS B
January 31, 2002(3) to September 30, 2002          $   10.00             (0.03)                 (1.59)              0.00

CLASS C
August 30, 2002(3) to September 30, 2002           $    9.05              0.00                  (0.67)              0.00

INSTITUTIONAL CLASS
January 31, 2002(3) to September 30, 2002          $   10.00              0.01                  (1.57)              0.00

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2001 to September 30, 2002              $    9.70             (0.10)                 (1.79)              0.00
April 2, 2001(3) to September 30, 2001             $   10.00             (0.03)                 (0.27)              0.00

CLASS B
October 1, 2001 to September 30, 2002              $    9.66             (0.17)                 (1.77)              0.00
April 2, 2001(3) to September 30, 2001             $   10.00             (0.06)                 (0.28)              0.00

CLASS C
October 1, 2001 to September 30, 2002              $    9.66             (0.18)                 (1.75)              0.00
April 2, 2001(3) to September 30, 2001             $   10.00             (0.06)                 (0.28)              0.00

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2001 to September 30, 2002              $    3.02             (0.06)                 (0.73)              0.00
October 1, 2000 to September 30, 2001              $   10.11             (0.02)                 (7.07)              0.00
September 18, 2000(3) to September 30, 2000        $   10.00              0.00                   0.11               0.00

CLASS B
October 1, 2001 to September 30, 2002              $    3.00             (0.08)                 (0.73)              0.00
October 1, 2000 to September 30, 2001              $   10.11             (0.06)                 (7.05)              0.00
September 18, 2000(3) to September 30, 2000        $   10.00              0.00                   0.11               0.00

CLASS C
October 1, 2001 to September 30, 2002              $    3.00             (0.08)                 (0.73)              0.00
October 1, 2000 to September 30, 2001              $   10.11             (0.06)                 (7.05)              0.00
September 18, 2000(3) to September 30, 2000        $   10.00              0.00                   0.11               0.00

                                       122

                                               DISTRIBUTIONS     DISTRIBUTIONS                 ENDING
                                                    FROM NET      IN EXCESS OF              NET ASSET
                                                    REALIZED          REALIZED              VALUE PER
                                                       GAINS             GAINS                  SHARE
-----------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE

CLASS A
January 31, 2002(3) to September 30, 2002               0.00              0.00              $    8.43

CLASS B
January 31, 2002(3) to September 30, 2002               0.00              0.00              $    8.38

CLASS C
August 30, 2002(3) to September 30, 2002                0.00              0.00              $    8.38

INSTITUTIONAL CLASS
January 31, 2002(3) to September 30, 2002               0.00              0.00              $    8.44

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.81
April 2, 2001(3) to September 30, 2001                  0.00              0.00              $    9.70

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.72
April 2, 2001(3) to September 30, 2001                  0.00              0.00              $    9.66

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    7.73
April 2, 2001(3) to September 30, 2001                  0.00              0.00              $    9.66

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2001 to September 30, 2002                   0.00              0.00              $    2.23
October 1, 2000 to September 30, 2001                   0.00              0.00              $    3.02
September 18, 2000(3) to September 30, 2000             0.00              0.00              $   10.11

CLASS B
October 1, 2001 to September 30, 2002                   0.00              0.00              $    2.19
October 1, 2000 to September 30, 2001                   0.00              0.00              $    3.00
September 18, 2000(3) to September 30, 2000             0.00              0.00              $   10.11

CLASS C
October 1, 2001 to September 30, 2002                   0.00              0.00              $    2.19
October 1, 2000 to September 30, 2001                   0.00              0.00              $    3.00
September 18, 2000(3) to September 30, 2000             0.00              0.00              $   10.11

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              -------------------------------------------------------
                                              NET INVESTMENT               NET                  GROSS              TOTAL
                                               INCOME (LOSS)          EXPENSES            EXPENSES(1)          RETURN(2)
------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE

CLASS A
January 31, 2002(3) to September 30, 2002               0.00%             1.38%(4)               2.32%(4)         (15.70)%

CLASS B
January 31, 2002(3) to September 30, 2002              (0.74)%            2.14%(4)               3.46%(4)         (16.20)%

CLASS C
August 30, 2002(3) to September 30, 2002                0.68%             2.20%(4)               7.48%(4)          (7.40)%

INSTITUTIONAL CLASS
January 31, 2002(3) to September 30, 2002               0.34%             1.23%(4)               3.58%(4)         (15.60)%

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2001 to September 30, 2002                  (1.07)%            1.65%                  1.92%            (19.48)%
April 2, 2001(3) to September 30, 2001                 (0.95)%            1.65%                  2.66%             (3.00)%

CLASS B
October 1, 2001 to September 30, 2002                  (1.82)%            2.40%                  2.87%            (20.08)%
April 2, 2001(3) to September 30, 2001                 (1.67)%            2.40%                  3.46%             (3.40)%

CLASS C
October 1, 2001 to September 30, 2002                  (1.82)%            2.40%                  3.03%            (19.98)%
April 2, 2001(3) to September 30, 2001                 (1.71)%            2.40%                  3.99%             (3.40)%

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2001 to September 30, 2002                  (1.37)%            1.75%                  2.47%            (26.16)%
October 1, 2000 to September 30, 2001                  (0.47)%            1.75%                  2.00%            (70.13)%
September 18, 2000(3) to September 30, 2000            (0.13)%            1.75%                  2.02%              1.10%

CLASS B
October 1, 2001 to September 30, 2002                  (2.12)%            2.50%                  3.46%            (27.00)%
October 1, 2000 to September 30, 2001                  (1.24)%            2.50%                  2.72%            (70.33)%
September 18, 2000(3) to September 30, 2000            (0.88)%            2.50%                  2.77%              1.10%

CLASS C
October 1, 2001 to September 30, 2002                  (2.12)%            2.50%                  3.16%            (27.00)%
October 1, 2000 to September 30, 2001                  (1.22)%            2.50%                  2.66%            (70.33)%
September 18, 2000(3) to September 30, 2000            (0.90)%            2.50%                  2.77%              1.10%

                                                   PORTFOLIO         NET ASSETS AT
                                                    TURNOVER         END OF PERIOD
                                                        RATE       (000'S OMITTED)
----------------------------------------------------------------------------------
SMALL COMPANY VALUE

CLASS A
January 31, 2002(3) to September 30, 2002                 98%(5)      $      4,276

CLASS B
January 31, 2002(3) to September 30, 2002                 98%(5)      $      4,860

CLASS C
August 30, 2002(3) to September 30, 2002                  98%(5)      $         59

INSTITUTIONAL CLASS
January 31, 2002(3) to September 30, 2002                 98%(5)      $      5,465

SPECIALIZED HEALTH SCIENCES

CLASS A
October 1, 2001 to September 30, 2002                    138%         $     12,217
April 2, 2001(3) to September 30, 2001                    48%         $     12,331

CLASS B
October 1, 2001 to September 30, 2002                    138%         $     15,576
April 2, 2001(3) to September 30, 2001                    48%         $     16,320

CLASS C
October 1, 2001 to September 30, 2002                    138%         $      2,051
April 2, 2001(3) to September 30, 2001                    48%         $      2,277

SPECIALIZED TECHNOLOGY

CLASS A
October 1, 2001 to September 30, 2002                    388%         $     13,559
October 1, 2000 to September 30, 2001                    773%         $     22,946
September 18, 2000(3) to September 30, 2000                7%         $     42,626

CLASS B
October 1, 2001 to September 30, 2002                    388%         $     20,949
October 1, 2000 to September 30, 2001                    773%         $     34,218
September 18, 2000(3) to September 30, 2000                7%         $     52,958

CLASS C
October 1, 2001 to September 30, 2002                    388%         $      4,295
October 1, 2000 to September 30, 2001                    773%         $      7,320
September 18, 2000(3) to September 30, 2000                7%         $     14,176

STOCK FUNDS                                        NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)  Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)  Actual dividends per share were less than $0.01.

(8) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(9) The portfolio turnover rate includes activity of the Master Portfolio prior to December 15, 1997.

(10) Calculated based upon average shares outstanding.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

        Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust. Each Fund, except for the Specialized Technology Fund and the Specialized Health Sciences Fund, is considered diversified under the 1940 Act.

        On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Value Equity Fund into the Growth Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Brenton Value Equity Fund. The Brenton Value Equity Fund exchanged its 2,578,446 shares (valued at $40,298,867) for 2,340,050 shares of the Wells Fargo Growth Fund. The net assets of the Brenton Value Equity Fund included unrealized appreciation of $14,893,432.

        On February 26, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Achievement Equity Fund. The Achievement Equity Fund class A exchanged 659,281 class A shares (valued at $8,963,115) for 615,208 class A shares of the Wells Fargo Growth Fund. The Achievement Equity Fund exchanged 143,486 of its class B shares (valued at $1,901,770) for 187,141 class B shares of the Wells Fargo Fund. The Achievement Equity Fund Institutional class exchanged 13,353,450 Institutional class shares (valued at $182,844,403) for 10,681,336 Institutional class shares of the Wells Fargo Growth Fund. The net assets of the Achievement Equity Fund included unrealized appreciation of $28,613,638.

        Effective November 16, 2001, shareholders of the Wells Fargo Diversified Small Cap Fund Class A and B shares were reorganized into the Fund's Institutional class shares. The Fund's class A and class B exchanged 102,295 shares (valued at $1,082,212) and 90,071 shares (valued at $876,266), respectively, for 195,723 shares of the Institutional class.

        Effective November 16, 2001, the Wells Fargo Equity Income Fund acquired all the assets of the Wells Fargo Disciplined Growth Fund. The Wells Fargo Disciplined Growth Fund exchanged its 2,075,892 Institutional class shares (valued at $15,653,674) for 404,711 Institutional class shares of the Wells Fargo Equity Income Fund. The net assets of the Wells Fargo Equity Income Fund included unrealized depreciation of $(1,042,142).

        On February 22, 2002, the Wells Fargo SIFE Specialized Financial Services Fund acquired all of the net assets of the SIFE Trust Fund. The SIFE Trust Fund exchanged 102,374,156 class A-I and 21,875,513 class A-II shares (valued at $534,544,388 and $114,421,606 for class A-I and A-II, respectively) for 124,287,800 class A shares of the Wells Fargo SIFE Specialized Financial Services Fund. The SIFE Trust Fund exchanged 4,528,850 class B shares (valued at $23,620,492) and 380,634 class C shares (valued at $1,981,000) for identical amounts of the Wells Fargo SIFE Specialized Financial Services Fund class B and C shares, respectively.

        Effective May 17, 2002 the International Equity Fund acquired all the net assets of the International Fund. The International Fund class A exchanged $141,226 class A shares (valued at $2,142,547) for 184,187 class A shares of the International Equity Fund. The International Fund class B exchanged 151,290 shares (valued at $2,237,719) for 197,888 class B shares of the International Equity Fund. The International Fund Institutional class exchanged 12,237,853 shares (valued at $185,358,163) for 15,939,883
     Institutional class shares of the International Equity Fund. The net assets of the International Fund included unrealized appreciation of 1,417,469.

        Effective May 17, 2002, the Small Cap Opportunities Fund acquired all the net assets of the Small Cap Value Fund. The Small Cap Value Fund exchanged its 1,638,920 Institutional Class shares (valued at $18,108,210) for 594,818 Institutional Class shares of the Small Cap Opportunities Fund. The net assets of the Small Cap Value Fund included unrealized appreciation of $4,682,326. Also on May 17, 2002, shareholders of the Wells Fargo Small Cap Opportunities Fund Class A and B shares were reorganized into the Fund's Institutional class shares. The Fund's class A and class B exchanged 194,998 shares (valued at $5,911,776) and 216,383 shares (valued at $6,254,094), respectively, for 399,624 shares of the Institutional class.

        The Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds offer

     Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth and Small Company Value Funds offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Mid Cap Growth, SIFE Specialized Financial Services, Specialized Health Sciences, and Specialized Technology Funds only offer Class A, Class B, and Class C shares. The Diversified Small Cap, Index, Small Cap Opportunities and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

        The Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Cap Appreciation, Large Company Growth, Small Company Growth, and Small Company Value Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

        The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

        Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

        Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

        Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION

        The accounting records of the International Equity Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

        The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

        Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

        Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

        Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

INVESTMENTS SOLD SHORT

        The Specialized Health Sciences and Specialized Technology Funds may engage in short-selling to the extent permitted by the Funds' investment policies in attempting to increase investment return which obligates the Funds to replace a security borrowed by purchasing the security at current market value. The Funds will incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds realize a gain if the price of the security declines between those dates. Until the Funds replace the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at September 30, 2002, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

FUTURES CONTRACTS

        The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

        On September 30, 2002, the Equity Index Fund held the following long futures contracts:

                                                        EXPIRATION         NOTIONAL        NET UNREALIZED
            FUND         CONTRACTS        TYPE             DATE         CONTRACT VALUE      DEPRECIATION
     Equity Index Fund    66 Long     S&P 500 Index   December 2002     $   13,447,500     $   (1,099,925)

        The Equity Index Fund has pledged two U.S. Treasury Bills with a par value of $285,000 and $825,000.

SECURITY LOANS

        The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 2002 were as follows:

     FUND                                         SECURITIES        COLLATERAL
     Equity Index Fund                           $  31,047,865     $  33,057,858

     Equity Value Fund                                 991,657         1,081,538

     Growth Fund                                    36,086,359        38,191,037

     International Equity                            6,429,222         6,984,351

     Mid Cap Growth Fund                             2,135,143         2,244,000

     Small Cap Growth Fund                          44,421,910        47,322,496

     Small Cap Opportunities Fund                   42,952,772        44,988,972

     Specialized Technology                          8,452,235         9,012,308

DISTRIBUTIONS TO SHAREHOLDERS

        Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

        Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS

        On the Statement of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                UNDISTRIBUTED NET    UNDISTRIBUTED NET
                                                INVESTMENT INCOME   REALIZED GAIN/LOSS    PAID-IN CAPITAL
     Diversified Equity Fund                      $  1,472,818        $  (1,425,915)       $     (46,903)

     Diversified Small Cap Fund                        333,567               52,510             (386,077)

     Equity Income Fund                                 (2,610)          (3,451,190)           3,453,800

     Equity Index Fund                                 (17,652)          (4,235,802)           4,253,454

     Equity Value Fund                                    (103)          (1,699,897)           1,700,000

     Growth Fund                                       584,738                    0             (584,738)

     Growth Equity Fund                                979,989             (937,015)             (42,974)

     Index Fund                                         (9,388)                 824                8,564

     International Equity Fund                         281,557          (47,188,701)          46,907,144

     Large Cap Appreciation Fund                         6,334                  (12)              (6,322)

     Large Company Growth Fund                      13,359,129                3,305          (13,362,434)

     Mid Cap Growth Fund                               161,515                    0             (161,515)

     SIFE Specialized Financial Services Fund         (943,301)          (9,963,832)          10,907,133

     Small Cap Growth Fund                           3,119,763              167,793           (3,287,556)

     Small Cap Opportunities Fund                    2,872,771           (3,912,720)           1,039,949

     Small Company Growth Fund                       3,297,864                    0           (3,297,864)

     Small Company Value Fund                            9,201               (9,784)                 583

     Specialized Health Sciences Fund                  545,419                   87             (545,506)

     Specialized Technology Fund                     1,260,507                  (29)          (1,260,478)

OPTIONS

        An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

        Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WRITTEN OPTIONS TRANSACTIONS

        Written options transactions, during the year ended September 30, 2002, were as follows:

                                                                        SIFE
                                                                SPECIALIZED FINANCIAL              SPECIALIZED
                                                                      SERVICES                     TECHNOLOGY
                                                              PRINCIPAL                     PRINCIPAL
                                                              AMOUNT OF       PREMIUMS      AMOUNT OF       PREMIUMS
                                                              CONTRACTS       RECEIVED      CONTRACTS       RECEIVED
        Call Options Written

        Options at beginning of period                        $   2,000      $   82,997     $       0     $         0

        Options written                                           1,500          61,499         3,615         822,413

        Options terminated in closing transactions                    0               0        (1,054)       (353,965)

        Options expired                                          (3,000)       (119,496)         (241)        (46,232)

        Options exercised                                          (500)        (25,000)            0               0

        Outstanding, September 30, 2002                       $       0      $        0     $   2,320     $   422,216

                                                                     SPECIALIZED                  SPECIALIZED
                                                                   HEALTH SCIENCES                 TECHNOLOGY
                                                              PRINCIPAL                     PRINCIPAL
                                                              AMOUNT OF       PREMIUMS      AMOUNT OF       PREMIUMS
                                                              CONTRACTS       RECEIVED      CONTRACTS       RECEIVED
        Put Options Written

        Options at beginning of period                        $     132      $    5,582     $       0     $         0

        Options written                                               0               0         1,923       1,207,047

        Options terminated in closing transactions                 (132)         (5,582)         (607)       (670,684)

        Options expired                                               0               0          (469)       (128,172)

        Options exercised                                             0               0             0               0

        Options at end of period                              $       0      $        0     $     847     $   408,191

        As of the year ended September 30, 2002 open written options and puts were as follows:

                     Wells Fargo Specialized Technology Fund

                                                             CALLS

        ISSUER                                        EXPIRATION DATE   STRIKE PRICE   CONTRACTS     COST      MARKET VALUE
        Alliant Techsystems Incorporated                November-02       $    70          (73)   $  (27,520)   $  (31,390)

        Amazon.Com Incorporated                          October-02          17.5         (248)      (15,624)      (11,160)

        Dell Computer Corporation                       November-02            25         (346)      (43,941)      (46,710)

        Insight Enterprises Incorporated                November-02          12.5         (420)      (66,700)       (6,300)

        L-3 Communications Holdings Incorporated         October-02          52.5          (71)      (12,922)      (17,750)

        Lockheed Martin Corporation                     December-02            70         (112)      (37,743)      (25,200)

        Network Appliance Incorporated                  December-02            10         (305)      (52,818)       (9,150)

        Northrop Grumman Corporation                    November-02           120          (38)      (18,291)      (34,580)

        Overture Services Incorporated                  November-02            25         (173)      (67,199)      (38,060)

        Raytheon Company                                November-02            45         (156)      (40,871)            0

        Yahoo! Incorporated                             November-02            10         (378)      (38,589)      (32,130)

        Total                                                                           (2,320)     (422,216)     (252,430)

                                                              PUTS

        ISSUER                                                          STRIKE PRICE   CONTRACTS     COST      MARKET VALUE
        Electronic Data Systems Incorporated            December-02       $    10         (800)   $ (123,210)   $  (80,000)

        NASDAQ 100 Index                                December-02           825          (47)     (284,981)     (328,059)

        Total                                                                             (847)     (408,191)     (408,059)

FEDERAL INCOME TAXES

        Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2002.

        The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                           CAPITAL LOSS
        FUND                                              YEAR EXPIRES    CARRYFORWARDS
        Diversified Equity Fund                               2010        $  13,278,866

        Equity Value Fund                                     2010              263,763

        Growth Fund                                           2008            4,522,230

                                                              2008               14,554

                                                              2009            3,235,802

                                                              2010           34,534,875

        Growth Equity Fund                                    2010           16,713,996

        Index Fund                                            2010           12,406,176

        International Equity Fund                             2008            3,627,461

                                                              2009           43,560,810

                                                              2009              746,353

                                                              2010            9,594,189

        Large Company Growth Fund                             2010           91,866,464

        Mid Cap Growth Fund                                   2009                5,010

                                                              2010            4,424,582

        Small Company Growth Fund                             2010           57,281,273

        Small Cap Growth Fund                                 2006            9,080,292

                                                              2007            1,513,382

                                                              2009            8,121,572

                                                              2010          199,624,116

        Specialized Health Sciences Fund                      2010              317,612

        Specialized Technology Fund                           2008              319,303

                                                              2009            8,311,665

                                                              2010          108,669,841

        The capital loss carryforwards of the Funds listed above may include capital losses acquired from a merger as discussed in note 1. The yearly utilization of any acquired capital loss is limited by the Code.

        For Tax Purposes, the following Funds have a current year deferred Post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

        FUND NAME                                       DEFERRED POST-OCTOBER CAPITAL LOSS
        Equity Value Fund                                         $   1,532,036

        Growth Fund                                                  34,485,082

        Index Fund                                                    5,382,678

        International Equity Fund                                    24,571,569

        Large Cap Appreciation Fund                                     159,303

        Large Company Growth Fund                                   141,811,237

        Mid Cap Growth Fund                                           3,145,548

        Small Company Growth Fund                                     4,348,322

        Small Cap Growth Fund                                       101,322,475

        Specialized Health Sciences Fund                              5,691,608

        Specialized Technology Fund                                  11,121,988

3. ADVISORY FEES

        The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

        FUND                                                 % OF AVERAGE DAILY NET ASSETS
        Equity Index Fund                                                  0.25

        Equity Value Fund                                                  0.75

        Growth Fund                                                        0.75

        International Equity Fund                                          1.00

        Mid Cap Growth Fund                                                0.75

        SIFE Specialized Financial Services Fund                           0.95

        Small Cap Growth Fund                                              0.90

        Small Cap Opportunities Fund                                       0.90

        Specialized Health Sciences Fund                                   0.95

        Specialized Technology Fund                                        1.05

        The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Equity Income, Index, Large Cap Appreciation, Large Company Growth, Small Company Growth, and Small Company Value Funds invest all of their assets in single Core Portfolios and do not currently pay investment advisory fees. Funds Management acts as adviser to the Core Portfolios, and is entitled to receive fees from the Core Portfolios for those services.

        Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

        Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index, Equity Value, Growth, International Equity, Mid Cap Growth, SIFE Specialized Financial Services and Small Cap Growth Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value and Growth Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, and 0.25% of the Fund's average daily net assets in excess of $200 million. For the Mid Cap Growth and Small Cap Growth Funds, Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million and 0.20% of each Fund's average daily net assets in excess of $200 million.

        Schroder Investment Management North America Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-adviser to the Small Cap Opportunities Fund. Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

        Dresdner RCM Global Investors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-adviser to the Specialized Health Sciences Fund and Specialized Technology Fund. For the Specialized Health Sciences Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets up to $100 million, 0.65% for the next $400 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. For the Specialized Technology Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund's average daily net assets in excess of $1 billion.

        Each Fund that invests its assets in one or more of the Core Portfolios may withdraw its investments from its corresponding Core Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation.

4. DISTRIBUTION FEES

        The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A, Class O or Institutional Class shares. The distribution fees paid on behalf of the Funds for the year ended September 30, 2002 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES

        The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

        The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

        For providing transfer agency services, BFDS is entitled to receive a per-acccount fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all the Funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the year ended September 30, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

        The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, 0.20% of the average daily net assets for Class O shares of the Equity Index Fund, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth, and Small Company Value Funds for these services. No fee is charged for Institutional Class shares of the Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International Equity, Large Cap Appreciation, and Large Company Growth Funds.

        The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2002 were as follows:

                                                                                                 INSTITUTIONAL
        FUND                                            CLASS A        CLASS B        CLASS C            CLASS        CLASS O
        Diversified Equity Fund                       $ 192,494      $ 287,686      $  21,578       $        0            N/A

        Diversified Small Cap Fund                          N/A            N/A            N/A          198,504            N/A

        Equity Income Fund                              412,313        329,181         23,001                0            N/A

        Equity Index Fund                               927,795        177,334            N/A              N/A            609

        Equity Value Fund                                45,933         83,089          2,044                0            N/A

        Growth Fund                                     410,401         78,074            N/A                0            N/A

        Growth Equity Fund                               35,398         45,834          5,764                0            N/A

        Index Fund                                          N/A            N/A            N/A                0            N/A

        International Equity Fund                        76,869        100,270          7,443                0            N/A

        Large Cap Appreciation Fund                       1,971          2,590            382                0            N/A

        Large Company Growth Fund                       537,702        795,560         83,289                0            N/A

        Mid Cap Growth Fund                              12,212         13,279          1,686              N/A            N/A

        SIFE Specialized Financial Services Fund        969,570         46,684          4,020              N/A            N/A

        Small Cap Growth Fund                           275,095        116,665         29,671          105,155            N/A

        Small Cap Opportunities Fund                        N/A            N/A            N/A          343,590            N/A

        Small Company Growth Fund                           N/A            N/A            N/A          445,697            N/A

        Small Company Value Fund                          5,250          5,372              6            1,200            N/A

        Specialized Health Sciences Fund                 36,638         47,160          6,378              N/A            N/A

        Specialized Technology Fund                      60,053         90,819         19,237              N/A            N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

        Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund, except the SIFE Specialized Financial Services Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. WFB provides sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services WFB is entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to April 3, 2000, WFB had engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund.

        Effective October 1, 2002, PFPC, Inc. ("PFPC") will provide portfolio accounting services for the SIFE Specialized Financial Services Fund. For these services, PFPC is entitled to receive an annual asset based complex fee, an annual fee of $20,000 from the Fund and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to October 1, 2002, State Street Bank and Trust Co. ("State Street") provided portfolio accounting services for the Fund. For these services, State Street was entitled to receive an annual based fee of $40,000 from the Fund.

        The Trust has entered into a contract on behalf of each Fund, except the SIFE Specialized Financial Services Fund, with Wells Fargo Bank Minnesota, N.A. ("WFB MN") whereby WFB MN is responsible for providing custody services for the Funds. Prior to September 1, 2002, WFB, MN received a fee from the International Equity Fund at an annual rate of 0.25% of the average daily net assets of the Fund for providing these services. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund except for the International Equity Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, for which WFB MN is entitled to receive 0.10%, 0.07%, and 0.07% respectively, of the average daily net assets of the Funds. In addition, WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Core Portfolios. Prior to April 3, 2000, IBT had been retained to act as custodian for the International Equity Fund. Effective October 1, 2002, WFB, MN is the custodian for the SIFE Specialized Financial Services Fund. For its services as custodian, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

        The Trust has entered into a contract on behalf of the SIFE Specialized Financial Services Fund with State Street, whereby State Street is responsible for providing a custody services for the Fund. Pursuant to the contract, State Street receives an annual fee of 0.01% of the Fund's average daily net assets, with a minimum monthly charge of $2,000.

        During the year ended September 30, 2002, the Small Cap Opportunities Fund paid $6,882 in brokerage commissions to an affiliated broker.

9. WAIVED FEES AND REIMBURSED EXPENSES

        All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2002, were waived by Funds Management.

        FUND                                                 FEES WAIVED BY FUNDS MANAGEMENT
        Diversified Equity Fund                                        $  2,704,181

        Diversified Small Cap Fund                                          348,352

        Equity Income Fund                                                1,545,722

        Equity Index Fund                                                 1,671,557

        Equity Value Fund                                                   507,322

        Growth Fund                                                       1,214,040

        Growth Equity Fund                                                1,112,660

        Index Fund                                                        1,063,183

        International Equity Fund                                           360,711

        Large Cap Appreciation Fund                                         229,204

        Large Company Growth Fund                                         3,354,508

        Mid Cap Growth Fund                                                 207,839

        SIFE Specialized Financial Services Fund                            666,240

        Small Cap Growth Fund                                             1,010,851

        Small Cap Opportunities Fund                                         77,170

        Small Company Growth Fund                                           131,792

        Small Company Value Fund                                             99,745

        Specialized Health Sciences Fund                                    144,463

        Specialized Technology Fund                                         571,169

10. DISTRIBUTION TO SHAREHOLDERS

        The tax character of distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:

                                                 ORDINARY                     LONG-TERM                     RETURN OF
                                                  INCOME                     CAPITAL GAIN                    CAPITAL

        FUND NAME                           2002           2001           2002           2001          2002           2001
        Diversified Equity Fund           9,307,112     64,640,881    124,702,581    135,422,668

        Diversified Small Cap Fund                       1,868,536      1,822,378      5,403,418

        Equity Income Fund               17,657,963     17,060,196     39,184,101     76,486,779

        Equity Index Fund                 3,358,493      3,192,975     51,590,163     74,893,913

        Equity Value Fund                    64,871                    11,036,161     18,319,306

        Growth Fund                                                                   75,812,654

        Growth Equity Fund                1,863,949     54,454,553     19,096,574     63,824,631

        Index Fund                        9,607,138     10,393,562                    28,429,008

        International Equity Fund                                                      4,939,350

        Large Company Growth                                                          29,693,051                     1,253,194

        SIFE Specialized Financial
         Services Fund                    6,415,417      9,361,964    112,526,525     23,682,260

        Small Cap Growth Fund                           92,856,962                     6,019,374

        Small Cap Opportunities Fund      3,027,150     16,165,343     14,214,553      7,090,973

        Small Company Growth Fund                       67,861,237                    48,202,532

                                              DIVIDENDS PAID
                                               DEDUCTION ON
                                                REDEMPTIONS                      TOTAL

        FUND NAME                           2002           2001           2002           2001
        Diversified Equity Fund                                       134,009,693    200,063,549

        Diversified Small Cap Fund                                      1,822,378      7,271,954

        Equity Income Fund                3,453,800                    60,295,864     93,546,975

        Equity Index Fund                   748,650      3,500,000     55,697,306     81,586,888

        Equity Value Fund                                1,700,000     11,101,032     20,019,306

        Growth Fund                                                                   75,812,654

        Growth Equity Fund                                             20,960,523    118,279,184

        Index Fund                                                      9,607,138     38,822,570

        International Equity Fund                                                      4,939,350

        Large Company Growth                                                          30,946,245

        SIFE Specialized Financial
         Services Fund                   10,351,282      4,521,014    129,293,224     37,565,238

        Small Cap Growth Fund                                                         98,876,336

        Small Cap Opportunities Fund      2,069,457        600,000     19,311,160     23,856,316

        Small Company Growth Fund                                                    116,063,769

        As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  UNDISTRIBUTED      UNREALIZED
                                                 UNDISTRIBUTED      LONG-TERM       APPRECIATION
        FUND NAME                               ORDINARY INCOME   CAPITAL GAIN     (DEPRECIATION)       TOTAL
        Diversified Equity Fund^                   7,222,837                         403,550,523      410,773,360

        Diversified Small Cap Fund^                                  1,852,465        22,155,918       24,008,383

        Equity Income Fund^                        3,094,027        79,472,041       143,512,576      225,078,644

        Equity Index Fund                          2,896,841        13,383,962        77,942,950       94,223,753

        Equity Value Fund                            453,720                         (17,349,541)     (16,895,821)

        Growth Fund                                                                   (1,744,696)      (1,744,696)

        Growth Equity Fund^                          156,371                         181,711,810      181,868,181

        Index Fund^                                4,544,702                         227,794,215      232,338,917

        International Equity Fund                    542,963                        (137,311,356)    (136,768,393)

        Large Cap Appreciation Fund^                                        46           (58,155)         (58,109)

        Large Company Growth^                                                       (170,948,195)    (170,948,195)

        Mid Cap Growth Fund                                                           (1,599,415)      (1,599,415)

        SIFE Specialized Financial Services Fund   1,474,863                          81,491,835       82,966,698

        Small Cap Growth Fund                                                        (43,483,147)     (43,483,147)

        Small Cap Opportunities Fund                                17,033,499       (31,692,222)     (14,658,723)

        Small Company Growth Fund^                                                     4,934,368        4,934,368

        Small Company Value Fund^                     11,764                              56,182           67,946

        Specialized Health Sciences Fund                                              (4,408,287)      (4,408,287)

        Specialized Technology Fund                                                  (10,466,285)     (10,466,285)

^ The amounts shown are based on the fund's tax year of May 31, 2002.

11. INVESTMENT PORTFOLIO TRANSACTIONS

        Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

        FUND                                                         PURCHASES AT COST       SALES PROCEEDS
        Diversified Equity Fund*                                     $     524,814,796      $   402,775,180

        Diversified Small Cap Fund*                                        221,972,631          217,232,832

        Equity Income Fund*                                                164,473,430          191,376,441

        Equity Index Fund                                                   17,139,700           47,920,651

        Equity Value Fund                                                  131,811,336          144,722,191

        Growth Fund                                                        259,356,579          338,200,982

        Growth Equity Fund*                                                292,901,176          206,511,312

        Index Fund*                                                         48,968,302           27,588,931

        International Equity Fund                                          297,242,939          141,171,366

        Large Cap Appreciation Fund*                                         9,832,200            8,679,561

        Large Company Growth Fund*                                         545,542,409          307,184,761

        Mid Cap Growth Fund                                                 35,629,862           35,235,514

        SIFE Specialized Financial Services Fund                         2,458,506,513        1,205,496,608

        Small Cap Growth Fund                                              582,320,455          600,734,624

        Small Cap Opportunities Fund                                       321,306,451          306,980,758

        Small Company Growth Fund*                                         710,602,027          696,578,084

        Small Company Value Fund**                                          16,373,491           15,251,012

        Specialized Health Sciences Fund                                    55,227,743           47,491,806

        Specialized Technology Fund                                        225,479,477          228,672,365

    * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Core Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Core Portfolio rather than the underlying securities in that Core Portfolio. Since the Fund has an indirect interest in the securities held in the Core Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Core Portfolio by the corresponding Core Portfolio's purchases and sales.
   ** Figures are for the period from January 31, 2002 to September 30, 2002.

12. BANK BORROWINGS

        All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended September 30, 2002.

STOCK FUNDS                                         INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

        We have audited the accompanying statements of assets and liabilities of Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Mid-Cap Growth Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, nineteen portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2002, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 104 to 111, and the financial highlights for share classes and periods presented on pages 112 to 123. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets of the SIFE Specialized Financial Services Fund for the year ended December 31, 2001 and the financial highlights of the SIFE Specialized Financial Services Fund for each of the years or periods in the five-year period ended December 31, 2001 were audited by other auditors whose report dated February 1, 2002 expressed an unqualified opinion on that financial statement and those financial highlights.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2002, the results of their operations, the changes in their net assets, and their financial highlights for each of the classes and periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

     KPMG LLP
     San Francisco, California
     November 8, 2002

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS

TAX INFORMATION (UNAUDITED)

        For the year ended September 30, 2002 the following Funds designate the amounts listed below as long-term capital gain distribution, pursuant to
     Section 852(b)(3) of the Internal Revenue Code:

        FUND                                                 SEPTEMBER 30, 2002
        Equity Index Fund                                      $  52,338,813

        Equity Value Fund                                         11,036,161

        SIFE Specialized Financial Services Fund                 122,877,807

        Small Cap Opportunities Fund                              16,284,016

        Pursuant to Section 854(b)(2) of the Internal Revenue Code, the funds listed below designate the following percentages of their ordinary income dividends paid during the year ended September 30, 2002 as qualifying for the corporate dividends-received deduction:

        Equity Index Fund                                              100%

        Equity Value Fund                                              100%

        Small Cap Opportunities Fund                                 23.79%

        SIFE Specialized Financial Services Fund                       100%

        The International Equity Fund has elected to pass through to shareholders taxes paid in foreign countries pursuant to Internal Revenue code Section 853. The foreign tax paid for the fiscal year ending September 30, 2002, is as follows:

                                              GROSS FOREIGN     GROSS FOREIGN      FOREIGN      FOREIGN TAX
                                              INCOME AMOUNT   INCOME PER SHARE    TAX AMOUNT     PER SHARE
        International Equity Fund              $ 5,051,318         $ 0.10         $ 550,972       $ 0.01

        On October 26, 2001, at special shareholder meetings, the shareholders of the Specialized Health Sciences Fund and the Specialized Technology Fund approved an investment subadvisory agreement with Dresdner RCM Global Investors, LLC. For the Specialized Health Sciences Fund, the number of votes cast for and against the proposal, and the number of votes that abstained from voting were as follows: For: 2,917,128; Against: 10,621; and
     Abstaining: 29,259. For the Specialized Technology Fund, the number of votes cast for and against the proposal, and the number of votes that abstained from voting were as follows: For: 20,932,815; Against: 102,348; and Abstaining: 189,036.

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002

  DISCIPLINED GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                VALUE
COMMON STOCK - 96.95%

AMUSEMENT & RECREATION SERVICES - 2.08%
    24,490  Harrah's Entertainment Incorporated+                                                     $    1,180,663
                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 2.34%
    16,891  Autozone Incorporated+                                                                        1,332,024
                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.15%
    29,480  Lowe's Companies Incorporated                                                                 1,220,472
                                                                                                     --------------

BUSINESS SERVICES - 2.30%
    19,790  Electronic Arts Incorporated+                                                                 1,305,348
                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 4.18%
    30,740  Clorox Company                                                                                1,235,133
    25,490  PPG Industries Incorporated                                                                   1,139,403

                                                                                                          2,374,536
                                                                                                     --------------

COMMUNICATIONS - 3.60%
   223,962  Sprint Corporation (FON Group)                                                                2,042,533
                                                                                                     --------------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.88%
    25,563  Greenpoint Financial Corporation                                                              1,067,000
                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.25%
    30,680  TXU Corporation                                                                               1,279,663
                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.33%
    37,936  Energizer Holdings Incorporated+                                                              1,153,254
    43,610  General Electric Company                                                                      1,074,987
    25,400  L-3 Communications Holdings Incorporated+                                                     1,338,580
    62,840  Qualcomm Incorporated+                                                                        1,735,641

                                                                                                          5,302,462
                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.07%
    35,552  Dun & Bradstreet Corporation+                                                                 1,194,903
    23,090  Moody's Corporation                                                                           1,119,865

                                                                                                          2,314,768
                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.86%
    22,350  Fortune Brands Incorporated                                                                   1,056,932
                                                                                                     --------------

FOOD & KINDRED PRODUCTS - 2.97%
    46,290  Kraft Foods Incorporated                                                                      1,687,733
                                                                                                     --------------

FURNITURE & FIXTURES - 2.02%
    27,510  Lear Corporation+                                                                             1,145,792
                                                                                                     --------------

GENERAL MERCHANDISE STORES - 2.31%
    26,660  Wal-Mart Stores Incorporated                                                                  1,312,738
                                                                                                     --------------

                                       140

SHARES      SECURITY NAME                                                                                VALUE
HEALTH SERVICES - 5.82%
    38,410  HCA Incorporated                                                                         $    1,828,700
    29,853  Tenet Healthcare Corporation+                                                                 1,477,724

                                                                                                          3,306,424
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.98%
    18,250  3M Company                                                                                    2,006,953
   108,130  Cisco Systems Incorporated+                                                                   1,133,202
    30,690  Deere & Company                                                                               1,394,861

                                                                                                          4,535,016
                                                                                                     --------------

INSURANCE CARRIERS - 4.78%
    46,748  AdvancePCS+                                                                                   1,053,232
    19,033  UnitedHealth Group Incorporated                                                               1,660,058

                                                                                                          2,713,290
                                                                                                     --------------

MISCELLANEOUS RETAIL - 2.39%
    29,700  Michaels Stores Incorporated+                                                                 1,357,290
                                                                                                     --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 7.44%
    23,095  Countrywide Credit Industries Incorporated                                                    1,088,929
    27,550  FNMA                                                                                          1,640,327
    16,096  SLM Corporation                                                                               1,499,275

                                                                                                          4,228,531
                                                                                                     --------------

OIL & GAS EXTRACTION - 2.44%
    48,940  Occidental Petroleum Corporation                                                              1,388,917
                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.38%
    32,320  Tribune Company                                                                               1,351,299
                                                                                                     --------------

RAILROAD TRANSPORTATION - 2.62%
    25,720  Union Pacific Corporation                                                                     1,488,416
                                                                                                     --------------

Transportation - 3.31%
    33,300  United Technologies Corporation                                                               1,881,117
                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 6.71%
    95,080  Delphi Corporation                                                                              812,934
    41,468  Harley-Davidson Incorporated                                                                  1,926,189
    31,655  PACCAR Incorporated                                                                           1,069,622

                                                                                                          3,808,745
                                                                                                     --------------

WATER TRANSPORTATION - 2.40%
    54,370  Carnival Corporation                                                                          1,364,687
                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS - 2.44%
    25,670  Johnson & Johnson                                                                             1,388,234
                                                                                                     --------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.90%
    58,165  McKesson Corporation                                                                          1,647,814
                                                                                                     --------------

TOTAL COMMON STOCK (COST $56,569,771)                                                                    55,082,444
                                                                                                     --------------

                                       141

PRINCIPAL    SECURITY NAME                                         INTEREST RATE  MATURITY DATE          VALUE
SHORT-TERM INVESTMENT - 4.88%

REPURCHASE AGREEMENT - 4.88%
$ 2,770,423  Goldman Sachs & Company - 102%
              Collateralized by US Government Securities                1.96%        10/1/02         $    2,770,423
                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENT (COST $2,770,423)                                                             2,770,423
                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $59,340,194)*                                       101.83%                                    $   57,852,867
Other Assets and Liabilities, Net                          (1.83)                                        (1,038,726)
                                                          ------                                     --------------
TOTAL NET ASSETS                                          100.00%                                    $   56,814,141
                                                          ======                                     ==============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $59,340,194 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                    $  3,896,040
   Gross Unrealized Depreciation                                      (5,383,367)
                                                                    ------------
   NET UNREALIZED DEPRECIATION                                      $ (1,487,327)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                                                                VALUE
COMMON STOCK - 97.07%

CHEMICALS & ALLIED PRODUCTS - 14.72%
 1,269,169  E I du Pont de Nemours & Company                                                         $   45,778,925
   790,300  Merck & Company Incorporated                                                                 36,124,613
 1,144,900  Pfizer Incorporated                                                                          33,224,998
   800,000  Procter & Gamble Company                                                                     71,504,000
 1,297,011  Rohm & Haas Company                                                                          40,207,341
   790,200  Wyeth                                                                                        25,128,360

                                                                                                        251,968,237
                                                                                                     --------------

COMMUNICATIONS - 3.34%
 1,796,800  AT&T Corporation                                                                             21,579,568
 1,300,796  Verizon Communications Incorporated                                                          35,693,842

                                                                                                         57,273,410
                                                                                                     --------------

DOMESTIC DEPOSITORY INSTITUTIONS - 6.24%
 2,627,425  J P Morgan Chase & Company                                                                   49,894,801
 3,067,201  US Bancorp                                                                                   56,988,595

                                                                                                        106,883,396
                                                                                                     --------------

EATING & DRINKING PLACES - 2.46%
 2,389,590  McDonald's Corporation                                                                       42,200,159
                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.90%
 1,448,100  Public Service Enterprise Group Incorporated                                                 44,167,050
 1,771,550  TXU Corporation                                                                              73,891,351

                                                                                                        118,058,401
                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.11%
 1,028,000  Emerson Electric Company                                                                     45,170,320
 1,326,034  General Electric Company                                                                     32,686,738
   950,000  Motorola Incorporated                                                                         9,671,000

                                                                                                         87,528,058
                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 5.63%
 2,036,600  Fortune Brands Incorporated                                                                  96,310,814
                                                                                                     --------------

FOOD & KINDRED PRODUCTS - 7.40%
    16,000  J M Smucker Company                                                                             587,200
 1,643,740  PepsiCo Incorporated                                                                         60,736,193
 3,570,625  Sara Lee Corporation                                                                         65,306,731

                                                                                                        126,630,124
                                                                                                     --------------

GENERAL MERCHANDISE STORES - 6.31%
 1,665,050  May Department Stores Company                                                                37,913,189
   750,530  Sears Roebuck & Company                                                                      29,270,670
 1,383,200  Target Corporation                                                                           40,832,064

                                                                                                        108,015,923
                                                                                                     --------------

                                       143

SHARES      SECURITY NAME                                                                                VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.11%
   511,758  3M Company                                                                               $   56,278,027
 3,551,550  Hewlett-Packard Company                                                                      41,446,589
   996,000  IBM Corporation                                                                              58,156,440

                                                                                                        155,881,056
                                                                                                     --------------

INSURANCE CARRIERS - 8.54%
 3,605,583  Aegon NV ADR                                                                                 34,000,649
   864,236  American International Group Incorporated                                                    47,273,709
 2,260,100  St Paul Companies Incorporated                                                               64,910,072

                                                                                                        146,184,430
                                                                                                     --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.93%
   585,850  Eastman Kodak Company                                                                        15,958,554
                                                                                                     --------------

MOTION PICTURES - 1.23%
 1,390,800  Walt Disney Company                                                                          21,056,712
                                                                                                     --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.18%
 1,199,700  American Express Company                                                                     37,406,646
                                                                                                     --------------

OIL & GAS EXTRACTION - 1.28%
   567,500  Schlumberger Limited                                                                         21,826,050
                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.49%
   922,928  BP plc ADR                                                                                   36,824,827
   444,950  ChevronTexaco Corporation                                                                    30,812,787
 1,774,870  Exxon Mobil Corporation                                                                      56,618,353
   522,604  Royal Dutch Petroleum Company NY Shares                                                      20,993,003

                                                                                                        145,248,970
                                                                                                     --------------

TOBACCO PRODUCTS - 3.15%
 1,390,150  Philip Morris Companies Incorporated                                                         53,937,820
                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 1.50%
 1,186,800  Honeywell International Incorporated                                                         25,706,088
                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS - 2.55%
   805,700  Johnson & Johnson                                                                            43,572,256
TOTAL COMMON STOCK (COST $1,649,017,343)                                                              1,661,647,104
                                                                                                     --------------

                                       144

PRINCIPAL    SECURITY NAME                                           INTEREST RATE  MATURITY DATE        VALUE
SHORT-TERM INVESTMENT - 2.70%

REPURCHASE AGREEMENT - 2.70%
$46,154,336  Goldman Sachs & Company - 102%
              Collateralized by US Government Securities                 1.96%        10/1/02       $    46,154,336
                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENT (COST $46,154,336)                                                           46,154,336
                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,695,171,679)*                                       99.77%                                 $ 1,707,801,440
Other Assets and Liabilities, Net                             0.23                                        3,900,053
                                                            ------                                  ---------------
TOTAL NET ASSETS                                            100.00%                                 $ 1,711,701,493
                                                            ======                                  ===============

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,695,171,681 AND NET UNREALIZED APPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                      $  351,309,318
   Gross Unrealized Depreciation                                        (338,679,559)
                                                                      --------------
   NET UNREALIZED APPRECIATION                                        $   12,629,759

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  INDEX PORTFOLIO

SHARES      SECURITY NAME                                                                                VALUE
COMMON STOCK - 95.94%

AMUSEMENT & RECREATION SERVICES - 0.07%
    16,648  Harrah's Entertainment Incorporated+                                                     $      802,600
                                                                                                     --------------

APPAREL & ACCESSORY STORES - 0.51%
   129,622  Gap Incorporated                                                                              1,406,398
    50,170  Kohl's Corporation+                                                                           3,050,837
    77,669  Limited Brands                                                                                1,113,772
    20,128  Nordstrom Incorporated                                                                          361,096

                                                                                                          5,932,103
                                                                                                     --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
    19,201  Jones Apparel Group Incorporated+                                                               589,471
    15,896  Liz Claiborne Incorporated                                                                      396,605
    16,302  V F Corporation                                                                                 586,546

                                                                                                          1,572,622
                                                                                                     --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
    15,715  Autozone Incorporated+                                                                        1,239,285
                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     9,271  Ryder System Incorporated                                                                       231,126
                                                                                                     --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
     9,179  Centex Corporation                                                                              407,089
     7,424  KB Home                                                                                         362,588
     9,119  Pulte Homes Incorporated                                                                        388,743

                                                                                                          1,158,420
                                                                                                     --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.24%
   351,116  Home Depot Incorporated                                                                       9,164,128
   115,975  Lowe's Companies Incorporated                                                                 4,801,365
    22,429  Sherwin-Williams Company                                                                        531,119

                                                                                                         14,496,612
                                                                                                     --------------

BUSINESS SERVICES - 6.84%
    35,768  Adobe Systems Incorporated                                                                      683,169
   665,126  AOL Time Warner Incorporated+                                                                 7,781,973
    17,093  Autodesk Incorporated                                                                           216,568
    92,414  Automatic Data Processing Incorporated                                                        3,213,234
    35,929  BMC Software Incorporated+                                                                      469,592
   155,010  Cendant Corporation+                                                                          1,667,907
    26,072  Citrix Systems Incorporated+                                                                    157,214
    86,090  Computer Associates International Incorporated                                                  826,464
    25,571  Computer Sciences Corporation+                                                                  710,618
    56,018  Compuware Corporation+                                                                          170,855
    76,453  Concord EFS Incorporated+                                                                     1,214,073
    25,810  Convergys Corporation+                                                                          387,924
     9,316  Deluxe Corporation                                                                              419,779

                                       146

SHARES      SECURITY NAME                                                                                VALUE
    41,999  eBay Incorporated+                                                                       $    2,217,966
    20,749  Electronic Arts Incorporated+                                                                 1,368,604
    71,576  Electronic Data Systems Corporation                                                           1,000,632
    21,428  Equifax Incorporated                                                                            465,845
   112,828  First Data Corporation                                                                        3,153,542
    28,650  Fiserv Incorporated+                                                                            804,492
    42,284  IMS Health Incorporated                                                                         632,991
    57,185  Interpublic Group of Companies Incorporated                                                     906,382
    31,535  Intuit Incorporated+                                                                          1,435,789
    12,526  Mercury Interactive Corporation+                                                                214,946
   807,019  Microsoft Corporation+                                                                       35,258,660
    14,610  NCR Corporation+                                                                                289,278
    54,284  Novell Incorporated+                                                                            113,996
    28,014  Omnicom Group                                                                                 1,559,820
   809,661  Oracle Corporation+                                                                           6,363,934
    38,923  Parametric Technology Corporation+                                                               70,061
    46,522  Peoplesoft Incorporated+                                                                        575,477
    28,785  Rational Software Corporation+                                                                  124,351
    26,098  Robert Half International Incorporated+                                                         414,175
    71,220  Siebel Systems Incorporated+                                                                    409,515
   483,763  Sun Microsystems Incorporated+                                                                1,252,946
    42,111  Sungard Data Systems Incorporated+                                                              819,059
    16,642  TMP Worldwide Incorporated+                                                                     149,778
    48,161  Unisys Corporation+                                                                             337,127
    61,173  Veritas Software Corporation+                                                                   899,855
    89,498  Yahoo! Incorporated+                                                                            856,496

                                                                                                         79,615,087
                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 12.65%
   232,811  Abbott Laboratories                                                                           9,405,563
    33,860  Air Products & Chemicals Incorporated                                                         1,422,458
     8,658  Alberto-Culver Company Class B                                                                  424,502
   190,475  Amgen Incorporated+                                                                           7,942,807
    16,369  Avery Dennison Corporation                                                                      932,706
    35,166  Avon Products Incorporated                                                                    1,621,153
    22,134  Biogen Incorporated+                                                                            647,862
   288,661  Bristol-Myers Squibb Company                                                                  6,870,132
    28,162  Chiron Corporation+                                                                             983,980
    34,327  Clorox Company                                                                                1,379,259
    80,857  Colgate-Palmolive Company                                                                     4,362,235
   135,716  Dow Chemical Company                                                                          3,706,404
   148,023  E I du Pont de Nemours & Company                                                              5,339,190
    11,520  Eastman Chemical Company                                                                        439,718
    19,274  Ecolab Incorporated                                                                             804,304
   167,422  Eli Lilly & Company                                                                           9,265,133
    26,785  Forest Laboratories Incorporated+                                                             2,196,638

                                       147

SHARES      SECURITY NAME                                                                                VALUE
    31,932  Genzyme Corporation+                                                                     $      658,119
   157,627  Gillette Company                                                                              4,665,759
     7,480  Great Lakes Chemical Corporation                                                                179,670
    14,119  International Flavors & Fragrances Incorporated                                                 449,690
    36,317  King Pharmaceuticals Incorporated+                                                              659,880
    37,355  MedImmune Incorporated+                                                                         779,599
   335,234  Merck & Company Incorporated                                                                 15,323,546
   922,392  Pfizer Incorporated                                                                          26,767,816
   192,267  Pharmacia Corporation                                                                         7,475,341
    25,238  PPG Industries Incorporated                                                                   1,128,139
    24,054  Praxair Incorporated                                                                          1,229,400
   193,670  Procter & Gamble Company                                                                     17,310,225
    32,945  Rohm & Haas Company                                                                           1,021,295
   218,525  Schering-Plough Corporation                                                                   4,658,953
    10,917  Sigma-Aldrich Corporation                                                                       537,881
    15,922  Watson Pharmaceuticals Incorporated+                                                            390,248
   197,472  Wyeth                                                                                         6,279,610

                                                                                                        147,259,215
                                                                                                     --------------

COMMUNICATIONS - 4.05%
    46,348  Alltel Corporation                                                                            1,859,945
   573,004  AT&T Corporation                                                                              6,881,778
   403,493  AT&T Wireless Services Incorporated+                                                          1,662,391
    53,936  Avaya Incorporated+                                                                              77,128
   278,924  BellSouth Corporation                                                                         5,121,045
    21,142  CenturyTel Incorporated                                                                         474,215
    91,267  Clear Channel Communications Incorporated+                                                    3,171,528
   141,085  Comcast Corporation Class A+                                                                  2,943,033
   135,710  Nextel Communications Incorporated Class A+                                                   1,024,611
   249,895  Qwest Communications International Incorporated+                                                569,761
   495,508  SBC Communications Incorporated                                                               9,959,711
   133,044  Sprint Corporation (FON Group)                                                                1,213,361
   148,575  Sprint Corporation (PCS Group)+                                                                 291,207
    34,142  Univision Communications Incorporated Class A+                                                  778,438
   406,593  Verizon Communications Incorporated                                                          11,156,912

                                                                                                         47,185,064
                                                                                                     --------------

DOMESTIC DEPOSITORY INSTITUTIONS - 10.10%
    53,445  AmSouth Bancorporation                                                                        1,108,449
   223,925  Bank of America Corporation                                                                  14,286,415
   108,233  Bank of New York Company Incorporated                                                         3,110,616
   174,882  Bank One Corporation                                                                          6,540,587
    72,053  BB&T Corporation                                                                              2,524,737
    34,207  Charter One Financial Incorporated                                                            1,016,642
   754,187  Citigroup Incorporated                                                                       22,361,645
    26,052  Comerica Incorporated                                                                         1,256,227

                                       148

SHARES      SECURITY NAME                                                                                VALUE
    86,493  Fifth Third Bancorp                                                                      $    5,295,966
    18,849  First Tennessee National Corporation                                                            653,495
   156,132  FleetBoston Financial Corporation                                                             3,174,164
    23,032  Golden West Financial Corporation                                                             1,432,130
    35,851  Huntington Bancshares Incorporated                                                              652,130
   297,116  J P Morgan Chase & Company                                                                    5,642,233
    63,562  KeyCorp                                                                                       1,587,143
    31,330  Marshall & Ilsley Corporation                                                                   873,794
    64,847  Mellon Financial Corporation                                                                  1,681,483
    91,061  National City Corporation                                                                     2,597,970
    24,352  North Fork Bancorporation Incorporated                                                          921,480
    33,033  Northern Trust Corporation                                                                    1,246,005
    42,322  PNC Financial Services Group Incorporated                                                     1,784,719
    32,961  Regions Financial Corporation                                                                 1,076,836
    51,676  SouthTrust Corporation                                                                        1,253,143
    48,289  State Street Corporation                                                                      1,865,887
    42,472  SunTrust Banks Incorporated                                                                   2,611,179
    44,176  Synovus Financial Corporation                                                                   910,909
    29,794  Union Planters Corporation                                                                      818,143
   285,291  US Bancorp                                                                                    5,300,707
   204,361  Wachovia Corporation                                                                          6,680,561
   144,163  Washington Mutual Incorporated                                                                4,536,810
   253,150  Wells Fargo & Company++                                                                      12,191,704
    13,666  Zions Bancorporation                                                                            594,881

                                                                                                        117,588,790
                                                                                                     --------------

EATING & DRINKING PLACES - 0.50%
    25,528  Darden Restaurants Incorporated                                                                 618,799
   190,042  McDonald's Corporation                                                                        3,356,142
    17,236  Wendy's International Incorporated                                                              570,684
    44,256  Yum! Brands Incorporated+                                                                     1,226,334

                                                                                                          5,771,959
                                                                                                     --------------

EDUCATIONAL SERVICES - 0.10%
    25,856  Apollo Group Incorporated Class A+                                                            1,125,460
                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.02%
    80,877  AES Corporation+                                                                                203,001
    18,730  Allegheny Energy Incorporated                                                                   245,363
    29,380  Allied Waste Industries Incorporated+                                                           215,943
    21,600  Ameren Corporation                                                                              899,640
    50,494  American Electric Power Company Incorporated                                                  1,439,584
    56,136  Calpine Corporation+                                                                            138,656
    24,985  Cinergy Corporation                                                                             785,279
    42,057  Citizens Communications Company+                                                                285,146
    21,440  CMS Energy Corporation                                                                          172,806

                                       149

SHARES      SECURITY NAME                                                                                VALUE
    31,763  Consolidated Edison Incorporated                                                         $    1,277,508
    24,493  Constellation Energy Group Incorporated                                                         607,181
    41,446  Dominion Resources Incorporated                                                               2,102,556
    24,956  DTE Energy Company                                                                            1,015,709
   132,283  Duke Energy Corporation                                                                       2,586,133
    55,036  Dynegy Incorporated Class A                                                                      63,842
    48,553  Edison International+                                                                           485,530
    87,155  El Paso Corporation                                                                             720,772
    33,385  Entergy Corporation                                                                           1,388,816
    47,986  Exelon Corporation                                                                            2,279,335
    44,354  FirstEnergy Corporation                                                                       1,325,741
    27,141  FPL Group Incorporated                                                                        1,460,186
    21,073  KeySpan Corporation                                                                             705,946
    18,155  Kinder Morgan Incorporated                                                                      643,595
    59,903  Mirant Corporation+                                                                             132,386
     6,556  Nicor Incorporated                                                                              184,879
    30,946  NiSource Incorporated                                                                           533,200
     5,284  Peoples Energy Corporation                                                                      178,018
    58,593  PG&E Corporation+                                                                               659,757
    12,633  Pinnacle West Capital Corporation                                                               350,692
    24,137  PPL Corporation                                                                                 785,418
    32,969  Progress Energy Incorporated                                                                  1,347,443
    30,793  Public Service Enterprise Group Incorporated                                                    939,187
    45,316  Reliant Energy Incorporated                                                                     453,613
    30,524  Sempra Energy                                                                                   599,797
   105,606  Southern Company                                                                              3,039,341
    23,259  TECO Energy Incorporated                                                                        369,353
    41,484  TXU Corporation                                                                               1,730,298
    91,150  Waste Management Incorporated                                                                 2,125,618
    76,971  Williams Companies Incorporated                                                                 173,954
    59,316  Xcel Energy Incorporated                                                                        552,232

                                                                                                         35,203,454
                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.64%
   118,684  ADC Telecommunications Incorporated+                                                            136,487
    51,013  Advanced Micro Devices Incorporated+                                                            272,409
    56,917  Altera Corporation+                                                                             493,470
    29,214  American Power Conversion Corporation+                                                          279,286
    54,496  Analog Devices Incorporated+                                                                  1,073,571
    14,616  Andrew Corporation+                                                                              95,735
    44,870  Applied Micro Circuits Corporation+                                                             128,328
    40,827  Broadcom Corporation Class A+                                                                   436,032
    64,324  CIENA Corporation+                                                                              191,042
    27,871  Comverse Technology Incorporated+                                                               194,818
    13,893  Cooper Industries Limited Class A                                                               421,653
    62,746  Emerson Electric Company                                                                      2,757,059

                                       150

SHARES      SECURITY NAME                                                                                VALUE
 1,482,683  General Electric Company                                                                 $   36,548,136
   993,227  Intel Corporation                                                                            13,795,923
   202,905  JDS Uniphase Corporation+                                                                       395,259
    47,300  Linear Technology Corporation                                                                   980,056
    55,412  LSI Logic Corporation+                                                                          351,866
   511,544  Lucent Technologies Incorporated+                                                               388,773
    48,122  Maxim Integrated Products Incorporated+                                                       1,191,501
    11,614  Maytag Corporation                                                                              269,213
    89,954  Micron Technology Incorporated+                                                               1,112,731
    28,839  Molex Incorporated                                                                              678,293
   342,604  Motorola Incorporated                                                                         3,487,709
    26,943  National Semiconductor Corporation+                                                             321,699
    50,147  Network Appliance Incorporated+                                                                 367,578
    21,619  Novellus Systems Incorporated+                                                                  449,891
    22,804  NVIDIA Corporation+                                                                             195,202
    24,925  PMC-Sierra Incorporated+                                                                         96,709
    11,897  Power-One Incorporated+                                                                          35,453
    13,916  QLogic Corporation+                                                                             362,373
   115,811  Qualcomm Incorporated+                                                                        3,198,700
    27,263  Rockwell Collins Incorporated                                                                   598,150
    78,180  Sanmina-SCI Corporation+                                                                        216,559
    23,340  Scientific-Atlanta Incorporated                                                                 291,983
    61,308  Tellabs Incorporated+                                                                           249,524
   258,354  Texas Instruments Incorporated                                                                3,815,889
     8,688  Thomas & Betts Corporation+                                                                     122,414
    10,161  Whirlpool Corporation                                                                           465,983
    50,300  Xilinx Incorporated+                                                                            796,651

                                                                                                         77,264,108
                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.38%
    12,020  Fluor Corporation                                                                               293,769
    65,026  Halliburton Company                                                                             839,486
    38,934  Monsanto Company                                                                                595,301
    23,158  Moody's Corporation                                                                           1,123,163
    56,016  Paychex Incorporated                                                                          1,362,309
    17,523  Quintiles Transnational Corporation+                                                            166,644

                                                                                                          4,380,672
                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.89%
     8,456  Ball Corporation                                                                                426,098
     8,914  Crane Company                                                                                   176,141
    22,366  Fortune Brands Incorporated                                                                   1,057,688
    45,659  Illinois Tool Works Incorporated                                                              2,663,289
    67,791  Lockheed Martin Corporation                                                                   4,384,044
    73,934  Masco Corporation                                                                             1,445,410
     8,696  Snap-On Incorporated                                                                            199,834

                                                                                                         10,352,504
                                                                                                     --------------

                                       151

SHARES      SECURITY NAME                                                                                VALUE
FOOD & KINDRED PRODUCTS - 4.53%
     5,395  Adolph Coors Company                                                                     $      303,739
   129,437  Anheuser-Busch Companies Incorporated                                                         6,549,512
    97,093  Archer-Daniels-Midland Company                                                                1,214,633
    61,129  Campbell Soup Company                                                                         1,349,728
   369,920  Coca-Cola Company                                                                            17,741,363
    66,813  Coca-Cola Enterprises Incorporated                                                            1,419,108
    80,043  ConAgra Foods Incorporated                                                                    1,989,069
    54,804  General Mills Incorporated                                                                    2,434,394
    52,298  Heinz (H J) Company                                                                           1,745,184
    16,273  Hercules Incorporated+                                                                          149,874
    20,361  Hershey Foods Corporation                                                                     1,263,400
    61,113  Kellogg Company                                                                               2,032,007
    42,485  Pepsi Bottling Group Incorporated                                                               994,149
   264,095  PepsiCo Incorporated                                                                          9,758,310
   116,906  Sara Lee Corporation                                                                          2,138,211
    33,591  WM Wrigley Jr Company                                                                         1,662,419

                                                                                                         52,745,100
                                                                                                     --------------

FOOD STORES - 0.39%
    60,658  Albertson's Incorporated                                                                      1,465,497
   117,541  Kroger Company+                                                                               1,657,328
    57,871  Starbucks Corporation+                                                                        1,193,879
    20,951  Winn-Dixie Stores Incorporated                                                                  274,877

                                                                                                          4,591,581
                                                                                                     --------------

FORESTRY - 0.12%
    32,628  Weyerhaeuser Company                                                                          1,428,128
                                                                                                     --------------

FURNITURE & FIXTURES - 0.24%
    13,228  Johnson Controls Incorporated                                                                 1,016,175
    29,176  Leggett & Platt Incorporated                                                                    577,393
    39,814  Newell Rubbermaid Incorporated                                                                1,229,058

                                                                                                          2,822,626
                                                                                                     --------------

GENERAL MERCHANDISE STORES - 3.80%
    17,282  Big Lots Incorporated+                                                                          273,574
    12,570  Dillard's Incorporated Class A                                                                  253,663
    49,663  Dollar General Corporation                                                                      666,477
    25,824  Family Dollar Stores Incorporated                                                               694,149
    30,027  Federated Department Stores Incorporated+                                                       883,995
    39,836  J C Penney Company Incorporated                                                                 634,189
    42,937  May Department Stores Company                                                                   977,675
    47,083  Sears Roebuck & Company                                                                       1,836,237
   135,198  Target Corporation                                                                            3,991,045
    80,436  TJX Companies Incorporated                                                                    1,367,412
   662,853  Wal-Mart Stores Incorporated                                                                 32,638,882

                                                                                                         44,217,298
                                                                                                     --------------

                                       152

SHARES      SECURITY NAME                                                                                VALUE
HEALTH SERVICES - 0.74%
    77,251  HCA Incorporated                                                                         $    3,677,920
    35,523  Health Management Associates Incorporated Class A+                                              718,275
    59,069  HEALTHSOUTH Corporation+                                                                        245,136
    14,653  Manor Care Incorporated+                                                                        329,399
    72,841  Tenet Healthcare Corporation+                                                                 3,605,630

                                                                                                          8,576,360
                                                                                                     --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
     9,435  McDermott International Incorporated+                                                            57,837
                                                                                                     --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
    27,547  Plum Creek Timber Company Incorporated                                                          622,838
                                                                                                     --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.30%
    43,524  Bed Bath & Beyond Incorporated+                                                               1,417,577
    47,892  Best Buy Company Incorporated+                                                                1,068,471
    31,289  Circuit City Stores-Circuit City Group                                                          474,028
    25,563  RadioShack Corporation+                                                                         512,794

                                                                                                          3,472,870
                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.20%
    56,036  Hilton Hotels Corporation                                                                       637,690
    36,033  Marriott International Incorporated Class A                                                   1,044,597
    29,719  Starwood Hotels & Resorts Worldwide Incorporated                                                662,734

                                                                                                          2,345,021
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.01%
    58,121  3M Company                                                                                    6,391,566
    10,706  American Standard Companies Incorporated+                                                       681,116
    53,482  Apple Computer Incorporated+                                                                    775,489
   245,157  Applied Materials Incorporated+                                                               2,831,563
    50,282  Baker Hughes Incorporated                                                                     1,459,686
    12,002  Black & Decker Corporation                                                                      503,244
    51,286  Caterpillar Incorporated                                                                      1,908,865
 1,090,325  Cisco Systems Incorporated+                                                                  11,426,606
     6,155  Cummins Incorporated                                                                            145,381
    35,528  Deere & Company                                                                               1,614,748
   386,619  Dell Computer Corporation+                                                                    9,093,279
    30,209  Dover Corporation                                                                               766,704
    10,506  Eaton Corporation                                                                               669,652
   328,378  EMC Corporation+                                                                              1,500,687
    48,287  Gateway Incorporated+                                                                           143,412
   454,733  Hewlett-Packard Company                                                                       5,306,734
   252,490  IBM Corporation                                                                              14,742,891
    25,210  Ingersoll-Rand Company Class A                                                                  868,232
    12,913  International Game Technology+                                                                  892,805
    29,452  Jabil Circuit Incorporated+                                                                     435,301
    18,798  Lexmark International Incorporated+                                                             883,506

                                       153

SHARES      SECURITY NAME                                                                                VALUE
    18,290  Pall Corporation                                                                         $      288,799
    17,589  Parker Hannifin Corporation                                                                     672,076
    35,524  Pitney Bowes Incorporated                                                                     1,083,127
   122,771  Solectron Corporation+                                                                          259,047
    12,761  Stanley Works                                                                                   416,902
    34,194  Symbol Technologies Incorporated                                                                262,268
    70,297  United Technologies Corporation                                                               3,971,078

                                                                                                         69,994,764
                                                                                                     --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
    40,647  AON Corporation                                                                                 832,857
    25,259  Humana Incorporated+                                                                            313,212
    79,835  Marsh & McLennan Companies Incorporated                                                       3,324,329

                                                                                                          4,470,398
                                                                                                     --------------

INSURANCE CARRIERS - 5.34%
    39,104  Ace Limited                                                                                   1,157,869
    22,404  Aetna Incorporated                                                                              802,287
    77,078  AFLAC Incorporated                                                                            2,365,524
   105,155  Allstate Corporation                                                                          3,738,260
    15,779  AMBAC Financial Group Incorporated                                                              850,330
   389,049  American International Group Incorporated                                                    21,280,980
    21,009  Anthem Incorporated+                                                                          1,365,585
    25,601  Chubb Corporation                                                                             1,403,703
    20,882  CIGNA Corporation                                                                             1,477,402
    24,138  Cincinnati Financial Corporation                                                                858,830
    36,906  Hartford Financial Services Group                                                             1,513,146
    22,025  Jefferson-Pilot Corporation                                                                     883,203
    43,262  John Hancock Financial Services Incorporated                                                  1,202,684
    27,450  Lincoln National Corporation                                                                    838,598
    27,733  Loews Corporation                                                                             1,189,468
    21,921  MBIA Incorporated                                                                               875,744
   104,595  MetLife Incorporated                                                                          2,380,582
    15,302  MGIC Investment Corporation                                                                     624,781
    51,693  Principal Financial Group Incorporated+                                                       1,353,323
    32,446  Progressive Corporation                                                                       1,642,741
    86,461  Prudential Financial Incorporated+                                                            2,469,326
    19,044  Safeco Corporation                                                                              605,218
    33,726  St Paul Companies Incorporated                                                                  968,611
    17,760  Torchmark Corporation                                                                           608,458
   149,021  Travelers Property Casualty Corporation Class B+                                              2,016,254
    45,217  UnitedHealth Group Incorporated                                                               3,943,827
    35,972  UnumProvident Corporation                                                                       732,030
    21,710  Wellpoint Health Networks Incorporated+                                                       1,591,343
    20,234  XL Capital Limited Class A                                                                    1,487,199

                                                                                                         62,227,306
                                                                                                     --------------

                                       154

SHARES      SECURITY NAME                                                                                VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
    34,314  Georgia-Pacific Corporation                                                              $      449,170
    15,585  Louisiana-Pacific Corporation+                                                                  100,835

                                                                                                            550,005
                                                                                                     --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.62%
    69,183  Agilent Technologies Incorporated+                                                              903,530
    19,263  Allergan Incorporated                                                                         1,047,907
    31,650  Applera Corporation-Applied Biosystems Group                                                    579,195
     8,034  Bausch & Lomb Incorporated                                                                      266,488
    89,871  Baxter International Incorporated                                                             2,745,559
    38,257  Becton Dickinson & Company                                                                    1,086,499
    39,235  Biomet Incorporated                                                                           1,044,828
    60,634  Boston Scientific Corporation+                                                                1,913,609
     7,684  C R Bard Incorporated                                                                           419,777
    22,534  Danaher Corporation                                                                           1,281,058
    43,477  Eastman Kodak Company                                                                         1,184,313
    45,558  Guidant Corporation+                                                                          1,471,979
    28,182  KLA-Tencor Corporation+                                                                         787,405
   180,817  Medtronic Incorporated                                                                        7,616,012
     7,208  Millipore Corporation                                                                           229,142
    18,629  PerkinElmer Incorporated                                                                        101,528
    60,039  Raytheon Company                                                                              1,759,143
    27,689  Rockwell Automation Incorporated                                                                450,500
    26,360  St Jude Medical Incorporated+                                                                   941,052
    29,458  Stryker Corporation                                                                           1,696,781
    13,304  Tektronix Incorporated+                                                                         218,585
    27,279  Teradyne Incorporated+                                                                          261,878
    24,811  Thermo Electron Corporation+                                                                    400,201
    19,549  Waters Corporation+                                                                             474,063
   108,806  Xerox Corporation+                                                                              538,590
    29,029  Zimmer Holdings Incorporated+                                                                 1,112,972

                                                                                                         30,532,594
                                                                                                     --------------

METAL MINING - 0.20%
    21,592  Freeport-McMoRan Copper & Gold Incorporated Class B+                                            290,628
    59,829  Newmont Mining Corporation                                                                    1,645,896
    13,249  Phelps Dodge Corporation+                                                                       339,572

                                                                                                          2,276,096
                                                                                                     --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
    15,125  Vulcan Materials Company                                                                        546,920
                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
    25,802  Hasbro Incorporated                                                                             287,176
    65,093  Mattel Incorporated                                                                           1,172,325
    21,712  Tiffany & Company                                                                               465,288
   297,324  Tyco International Limited                                                                    4,192,268

                                                                                                          6,117,057
                                                                                                     --------------

                                       155

SHARES      SECURITY NAME                                                                                VALUE
MISCELLANEOUS RETAIL - 0.87%
    67,772  Costco Wholesale Corporation+                                                            $    2,193,780
    58,505  CVS Corporation                                                                               1,483,102
    46,077  Office Depot Incorporated+                                                                      568,590
    69,672  Staples Incorporated+                                                                           891,105
    31,648  Toys R Us Incorporated+                                                                         322,177
   152,663  Walgreen Company                                                                              4,695,914

                                                                                                         10,154,668
                                                                                                     --------------

MOTION PICTURES - 0.40%
   304,141  Walt Disney Company                                                                           4,604,695
                                                                                                     --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.89%
   166,368  United Parcel Service Incorporated Class B                                                   10,402,991
                                                                                                     --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.63%
   198,038  American Express Company                                                                      6,174,825
    33,017  Capital One Financial Corporation                                                             1,152,954
    18,715  Countrywide Credit Industries Incorporated                                                      882,412
   103,675  FHLMC                                                                                         5,795,433
   148,276  FNMA                                                                                          8,828,353
    67,773  Household International Incorporated                                                          1,918,654
   190,400  MBNA Corporation                                                                              3,499,552
    43,063  Providian Financial Corporation+                                                                211,009
    23,049  SLM Corporation                                                                               2,146,784

                                                                                                         30,609,976
                                                                                                     --------------

OIL & GAS EXTRACTION - 1.25%
    37,034  Anadarko Petroleum Corporation                                                                1,649,494
    21,429  Apache Corporation                                                                            1,273,954
    23,359  BJ Services Company+                                                                            607,334
    29,998  Burlington Resources Incorporated                                                             1,150,723
    23,314  Devon Energy Corporation                                                                      1,124,901
    17,312  EOG Resources Incorporated                                                                      622,540
    14,958  Kerr-McGee Corporation                                                                          649,776
    21,523  Nabors Industries Limited+                                                                      704,878
    20,001  Noble Corporation+                                                                              620,031
    56,090  Occidental Petroleum Corporation                                                              1,591,834
    13,973  Rowan Companies Incorporated                                                                    260,457
    86,050  Schlumberger Limited                                                                          3,309,483
    47,571  Transocean Incorporated                                                                         989,477

                                                                                                         14,554,882
                                                                                                     --------------

PAPER & ALLIED PRODUCTS - 0.74%
     7,889  Bemis Company Incorporated                                                                      389,717
     8,685  Boise Cascade Corporation                                                                       198,018
    71,795  International Paper Company                                                                   2,397,235
    77,018  Kimberly-Clark Corporation                                                                    4,362,300

                                       156

SHARES      SECURITY NAME                                                                                VALUE
    29,794  MeadWestvaco Corporation                                                                 $      572,343
    23,618  Pactiv Corporation+                                                                             388,516
     7,992  Temple-Inland Incorporated                                                                      308,731

                                                                                                          8,616,860
                                                                                                     --------------

PERSONAL SERVICES - 0.19%
    25,323  Cintas Corporation                                                                            1,061,540
    26,927  H&R Block Incorporated                                                                        1,131,203

                                                                                                          2,192,743
                                                                                                     --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.42%
    13,298  Amerada Hess Corporation                                                                        902,668
    10,277  Ashland Incorporated                                                                            275,321
   159,166  ChevronTexaco Corporation                                                                    11,022,246
   100,828  ConocoPhillips                                                                                4,662,287
 1,007,003  Exxon Mobil Corporation                                                                      32,123,396
    46,169  Marathon Oil Corporation                                                                      1,047,113
    11,373  Sunoco Incorporated                                                                             343,010
    36,460  Unocal Corporation                                                                            1,144,479

                                                                                                         51,520,520
                                                                                                     --------------

PRIMARY METAL INDUSTRIES - 0.33%
   125,803  Alcoa Incorporated                                                                            2,427,998
    12,016  Allegheny Technologies Incorporated                                                              83,151
    19,168  Engelhard Corporation                                                                           456,773
    11,649  Nucor Corporation                                                                               441,497
    15,175  United States Steel Corporation                                                                 176,182
    12,756  Worthington Industries Incorporated                                                             238,537

                                                                                                          3,824,138
                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.74%
     9,802  American Greetings Corporation Class A+                                                         157,812
    12,528  Dow Jones & Company Incorporated                                                                481,200
    39,765  Gannett Company Incorporated                                                                  2,870,238
    12,407  Knight-Ridder Incorporated                                                                      699,879
    28,910  McGraw-Hill Companies Incorporated                                                            1,769,870
     7,392  Meredith Corporation                                                                            318,226
    22,586  New York Times Company Class A                                                                1,026,534
    16,886  RR Donnelley & Sons Company                                                                     396,990
    45,022  Tribune Company                                                                               1,882,370
   262,967  Viacom Incorporated Class B+                                                                 10,663,312

                                                                                                         20,266,431
                                                                                                     --------------

RAILROAD TRANSPORTATION - 0.48%
    56,706  Burlington Northern Santa Fe Corporation                                                      1,356,408
    31,725  CSX Corporation                                                                                 836,906

                                       157

SHARES      SECURITY NAME                                                                                VALUE
    57,887  Norfolk Southern Corporation                                                             $    1,168,739
    37,668  Union Pacific Corporation                                                                     2,179,847

                                                                                                          5,541,900
                                                                                                     --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
    10,956  Cooper Tire & Rubber Company                                                                    176,830
    24,334  Goodyear Tire & Rubber Company                                                                  216,329
    39,768  Nike Incorporated Class B                                                                     1,717,182
     8,900  Reebok International Limited+                                                                   222,945
    12,509  Sealed Air Corporation+                                                                         211,277
     8,688  Tupperware Corporation                                                                          144,395

                                                                                                          2,688,958
                                                                                                     --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.80%
    14,706  Bear Stearns Companies Incorporated                                                             829,418
   203,396  Charles Schwab Corporation                                                                    1,769,545
    38,733  Franklin Resources Incorporated                                                               1,204,596
    71,763  Goldman Sachs Group Incorporated                                                              4,738,511
    36,290  Lehman Brothers Holdings Incorporated                                                         1,780,025
   128,953  Merrill Lynch & Company Incorporated                                                          4,249,001
   163,315  Morgan Stanley                                                                                5,533,112
    33,144  Stilwell Financial Incorporated                                                                 400,048
    18,248  T Rowe Price Group Incorporated                                                                 455,470

                                                                                                         20,959,726
                                                                                                     --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.02%
   141,831  Corning Incorporated+                                                                           226,930
                                                                                                     --------------

TOBACCO PRODUCTS - 1.16%
   315,010  Philip Morris Companies Incorporated                                                         12,222,388
    13,345  RJ Reynolds Tobacco Holdings Incorporated                                                       538,070
    25,220  UST Incorporated                                                                                711,456

                                                                                                         13,471,914
                                                                                                     --------------

TRANSPORTATION BY AIR - 0.34%
    23,116  AMR Corporation+                                                                                 96,625
    18,368  Delta Air Lines Incorporated                                                                    170,639
    44,353  FedEx Corporation                                                                             2,220,755
   115,181  Southwest Airlines Company                                                                    1,504,264

                                                                                                          3,992,283
                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 2.17%
   125,069  Boeing Company                                                                                4,268,605
    13,428  Brunswick Corporation                                                                           282,525
    22,142  Dana Corporation                                                                                289,617
    83,374  Delphi Corporation                                                                              712,848
   271,647  Ford Motor Company                                                                            2,662,141

                                       158

SHARES      SECURITY NAME                                                                                VALUE
    30,101  General Dynamics Corporation                                                             $    2,448,114
    83,502  General Motors Corporation                                                                    3,248,228
    26,038  Genuine Parts Company                                                                           797,804
    15,215  Goodrich Corporation                                                                            287,259
    45,051  Harley-Davidson Incorporated                                                                  2,092,619
   122,092  Honeywell International Incorporated                                                          2,644,513
    13,660  ITT Industries Incorporated                                                                     851,428
     9,011  Navistar International Corporation+                                                             195,358
    16,834  Northrop Grumman Corporation                                                                  2,088,089
    17,269  PACCAR Incorporated                                                                             583,520
    20,583  Textron Incorporated                                                                            701,880
    19,167  TRW Incorporated                                                                              1,122,228

                                                                                                         25,276,776
                                                                                                     --------------

TRANSPORTATION SERVICES - 0.04%
    21,589  Sabre Holdings Corporation+                                                                     417,747
                                                                                                     --------------

WATER TRANSPORTATION - 0.19%
    87,426  Carnival Corporation                                                                          2,194,393
                                                                                                     --------------

WHOLESALE TRADE-DURABLE GOODS - 2.13%
    13,872  Grainger (W W) Incorporated                                                                     590,254
   443,389  Johnson & Johnson                                                                            23,978,477
    19,479  Visteon Corporation                                                                             184,466

                                                                                                         24,753,197
                                                                                                     --------------

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
    15,781  AmerisourceBergen Corporation                                                                 1,127,079
    10,191  Brown-Forman Corporation Class B                                                                682,287
    67,310  Cardinal Health Incorporated                                                                  4,186,682
    43,221  McKesson Corporation                                                                          1,224,451
    69,518  Safeway Incorporated+                                                                         1,550,251
    19,930  Supervalu Incorporated                                                                          321,870
    98,855  Sysco Corporation                                                                             2,806,493

                                                                                                         11,899,113
                                                                                                     --------------

TOTAL COMMON STOCK (COST $1,259,816,382)                                                              1,116,944,721
                                                                                                     --------------

REAL ESTATE INVESTMENT TRUST - 0.31%
    62,405  Equity Office Properties Trust                                                                1,611,297
    41,061  Equity Residential                                                                              983,000
    27,647  Simon Property Group Incorporated                                                               987,827

TOTAL REAL ESTATE INVESTMENT TRUST (COST $4,089,067)                                                      3,582,124
                                                                                                     --------------

RIGHTS - 0.00%
    32,300  Seagate(a)                                                                                            0
                                                                                                     --------------
TOTAL RIGHTS (COST $0)                                                                                            0
                                                                                                     --------------

                                       159

PRINCIPAL    SECURITY NAME                                           INTEREST RATE   MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 3.68%

REPURCHASE AGREEMENT - 3.39%
$39,522,000  Credit Suisse First Boston - 102%
              Collateralized by US Government Securities                 1.96%           10/1/02    $    39,522,000
                                                                                                    ---------------

US TREASURY BILLS - 0.29%
 1,440,000   US Treasury Bills#                                          1.80^          10/10/02          1,439,450
 2,005,000   US Treasury Bills#                                          1.71^          12/19/02          1,998,181

                                                                                                          3,437,631
                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $42,959,009)                                                          42,959,631
                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,306,864,458)*                                       99.93%                                 $ 1,163,486,476
Other Assets and Liabilities, Net                             0.07                                          779,384
                                                            ------                                  ---------------
TOTAL NET ASSETS                                            100.00%                                 $ 1,164,265,860
                                                            ======                                  ===============

+   NON-INCOME EARNING SECURITIES.
#   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
^   YIELD TO MATURITY.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,604,304.
(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,309,899,244 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                              $   253,556,738
    Gross Unrealized Depreciation                                 (399,969,506)
                                                               ---------------
    NET UNREALIZED DEPRECIATION                                $  (146,412,768)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  INTERNATIONAL EQUITY PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 96.81%

AUSTRALIA - 4.43%
    2,216,806   BHP Billiton Limited (Oil & Gas Extraction)                                      $       10,900,646
    1,903,000   Foster's Group Limited (Food & Kindred Products)                                          4,766,677
    1,183,900   News Corporation Limited (Printing, Publishing & Allied Industries)                       5,654,313

                                                                                                         21,321,636
                                                                                                 ------------------

BRAZIL - 0.74%
      242,000   Aracruz Celulose SA ADR (Paper & Allied Products)                                         3,547,720
                                                                                                 ------------------

CANADA - 2.72%
      170,200   Bombardier Incorporated (Transportation Equipment)+                                         467,824
      355,100   Loblaw Companies Limited (Food Stores)                                                   12,599,153

                                                                                                         13,066,977
                                                                                                 ------------------

FINLAND - 1.15%
      137,400   Nokia Oyj (Services)                                                                      1,826,315
      381,500   Stora Enso Oyj (Paper & Allied Products)                                                  3,694,769

                                                                                                          5,521,084
                                                                                                 ------------------

FRANCE - 9.18%
      158,800   Aventis SA (Chemicals & Allied Products)                                                  8,317,505
       54,100   Cap Gemini SA (Business Services)                                                           866,122
       46,813   Groupe Danone (Food & Kindred Products)                                                   5,644,078
       58,800   Lafarge SA (Business Services/Computer Software)                                          4,695,214
       54,505   Sanofi-Synthelabo SA (Chemicals & Allied Products)                                        3,072,973
      216,900   Suez Lyonnaise des Eaux (Electric, Gas & Sanitary Services)                               3,412,474
      116,700   Television Francaise (TF1) (Communications)                                               2,478,415
      119,200   Total Fina Elf (Oil & Gas Extraction)                                                    15,690,875

                                                                                                         44,177,656
                                                                                                 ------------------

GERMANY - 4.06%
       53,600   Allianz AG (Insurance Carriers)                                                           4,613,703
       72,400   Deutsche Bank AG (Foreign Depository Institutions)                                        3,312,732
      120,200   E.ON AG (Electric, Gas & Sanitary Services)                                               5,666,169
       25,900   Muenchener Rueckversicherungs-Gesellschaft AG (Business Services)                         2,641,473
       73,700   SAP AG (Services)                                                                         3,277,530

                                                                                                         19,511,607
                                                                                                 ------------------

HONG KONG - 1.90%
      728,525   Cheung Kong Holdings Limited (Real Estate)                                                4,595,571
    1,967,430   China Mobile Limited (Communications)+                                                    4,540,479

                                                                                                          9,136,050
                                                                                                 ------------------

HUNGARY - 0.38%
      598,100   Magyar Tavkozlesi Rt (Matav) (Communications)                                             1,823,979
                                                                                                 ------------------

                                       161

SHARES          SECURITY NAME                                                                                 VALUE
IRELAND - 1.20%
      170,379   Ryanair Holdings plc ADR (Transportation By Air)+                                       $      5,774,144
                                                                                                        ----------------

ITALY - 2.90%
      707,800   ENI SpA (Oil & Gas Extraction)                                                                 9,708,826
      754,400   San Paolo IMI SpA (Nondepository Credit Institutions)                                          4,242,097

                                                                                                              13,950,923
                                                                                                        ----------------

JAPAN - 19.00%
       43,600   Aiful Corporation (Foreign Depository Institutions)                                            2,517,726
      283,725   Canon Incorporated (Measuring, Analyzing, & Controlling Instruments; Photographic,
                Medical & Optical Goods)                                                                       9,275,712
      202,185   Fuji Photo Film Company (Measuring, Analyzing, & Controlling Instruments; Photographic,
                Medical & Optical Goods)                                                                       6,028,678
      150,000   Fujisawa Pharmaceutical Company Limited (Chemicals & Allied Products)                          3,080,334
      135,085   Konami Corporation (Electronic & Other Electrical Equipment & Components,
                Except Computer Equipment)                                                                     3,473,106
       25,000   Murata Manufacturing Company Limited (Electronic & Other Electrical Equipment
                & Components, Except Computer Equipment)                                                       1,273,205
       91,480   Nintendo Company Limited (Miscellaneous Manufacturing Industries)                             10,655,380
      458,770   Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges
                & Services)                                                                                    6,029,504
        1,712   NTT DoCoMo Incorporated (Services)                                                             2,925,052
      178,030   Ricoh Company Limited (Electronic & Other Electrical Equipment & Components,
                Except Computer Equipment)                                                                     3,092,930
       80,100   Rinnai Corporation (Building Materials, Hardware, Garden Supply & Mobile Home Dealers)         1,878,474
      128,600   Secom Company Limited (Security Systems Services)                                              5,144,421
      257,240   Seven-Eleven Japan Company Limited (Miscellaneous Retail)                                      8,705,672
      279,900   Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except
                Computer Equipment)                                                                            2,687,720
      146,300   Sony Corporation (Capital Equipment)                                                           6,140,897
       81,500   Takeda Chemical Industries (Chemicals & Allied Products)                                       3,287,045
      107,100   Tostem Inax Holding Corporation (Building Materials, Hardware, Garden Supply & Mobile
                Home Dealers)                                                                                  1,561,544
      530,900   Toyota Motor Corporation (Transportation Equipment)                                           13,649,715

                                                                                                              91,407,115
                                                                                                        ----------------

KOREA, REPUBLIC OF - 2.28%
      104,300   Kookmin Bank ADR (Domestic Depository Institutions)                                            3,695,349
       57,750   KT Corporation (Communications)                                                                2,577,642
       78,200   KT Corporation ADR (Communications)                                                            1,734,476
       49,300   Samsung Electronics GDR (Electronic & Other Electrical Equipment & Components, Except
                Computer Equipment)                                                                            2,951,374

                                                                                                              10,958,841
                                                                                                        ----------------

LUXEMBOURG - 0.48%
      227,600   Arcelor (Primary Metal Industries)+                                                            2,307,737
                                                                                                        ----------------

MEXICO - 4.18%
    3,514,600   America Movil SA de CV (Communications)                                                        2,126,731
    1,695,300   Grupo Televisa SA Series CPO (Communications)+                                                 2,141,189
    3,762,700   Telefonos de Mexico SA de CV Series L (Communications)                                         5,307,768
    4,349,500   Wal-Mart de Mexico SA de CV Series V (General Merchandise Stores)                             10,523,509

                                                                                                              20,099,197
                                                                                                        ----------------

                                       162

SHARES          SECURITY NAME                                                                                 VALUE
NETHERLANDS - 6.30%
      285,200   ASML Holding NV (Electronic & Other Electrical Equipment & Components, Except
                Computer Equipment)+                                                                    $      1,753,100
       83,200   Heineken NV (Food & Kindred Products)                                                          3,265,051
      526,400   Koninklijke (Royal) Philips Electronics NV (Electronic & Other Electrical Equipment &
                Components, Except Computer Equipment)                                                         7,647,155
      283,600   Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)                       11,448,932
      370,300   TNT Post Group NV (Transportation Services)                                                    6,206,493

                                                                                                              30,320,731
                                                                                                        ----------------

SINGAPORE - 1.61%
    1,228,280   DBS Group Holdings Limited (Nondepository Credit Institutions)                                 7,740,505
                                                                                                        ----------------

SPAIN - 1.64%
      893,800   Banco Santander Central Hispano SA (Foreign Depository Institutions)                           4,566,649
      448,550   Telefonica SA (Communications)+                                                                3,342,334

                                                                                                               7,908,983
                                                                                                        ----------------

SWITZERLAND - 9.90%
      177,000   Adecco SA (Business Services)                                                                  5,989,228
      150,200   Credit Suisse Group (Foreign Depository Institutions)                                          2,946,457
       80,100   Nestle SA (Food & Kindred Products)                                                           17,507,365
      232,700   Novartis AG (Chemicals & Allied Products)                                                      9,200,781
      311,300   STMicroelectronics NV (Electronic & Other Electrical Equipment & Components,
                Except Computer Equipment)                                                                     4,187,009
       63,760   Swiss Reinsurance (Financial)                                                                  3,585,694
      101,000   UBS AG (Financial)                                                                             4,202,563

                                                                                                              47,619,097
                                                                                                        ----------------

TAIWAN - 0.59%
      807,200   Ase Test Limited (Electronic & Other Electrical Equipment & Components, Except
                Computer Equipment)+                                                                           2,849,416
                                                                                                        ----------------

UNITED KINGDOM - 22.17%
       92,200   Amvescap plc (Security & Commodity Brokers, Dealers, Exchanges & Services)                       436,438
    1,188,200   ARM Holdings plc (Electronic & Other Electrical Equipment & Components,
                Except Computer Equipment)+                                                                    2,317,054
    1,263,600   BAE Systems plc (Fabricated Metal Products, Except Machinery & Transportation Equipment)       3,815,361
    1,066,600   Barclays plc (Foreign Depository Institutions)                                                 6,231,394
      622,300   Boots Company plc (Retail)                                                                     5,172,132
    1,276,400   BP Amoco plc (Oil & Gas Extraction)                                                            8,531,012
      290,500   British Sky Broadcasting Group plc (Communications)+                                           2,341,342
    1,139,255   Capita Group plc (Health Services)                                                             3,547,407
    1,002,800   Centrica plc (Electric, Gas & Sanitary Services)                                               2,613,922
    1,192,200   Compass Group plc (Eating & Drinking Places)                                                   4,968,437
    1,203,100   Diageo plc (Eating & Drinking Places)                                                         14,928,067
      200,200   GlaxoSmithKline plc (Chemicals & Allied Products)                                              3,872,523
       89,600   GlaxoSmithKline plc ADR (Chemicals & Allied Products)                                          3,443,328
    1,673,400   Granada plc (Communications)                                                                   1,769,770
      541,120   HSBC Holdings plc (Nondepository Credit Institutions)+                                         5,567,606
      982,200   Lloyds TSB Group plc (Foreign Depository Institutions)                                         7,252,043

                                       163

SHARES          SECURITY NAME                                                                                  VALUE
      532,400   Pearson plc (Printing, Publishing & Allied Industries)                                  $      4,265,865
      546,700   Royal Bank of Scotland Group plc (Foreign Depository Institutions)                            10,317,041
      235,400   Shire Pharmaceuticals Group plc (Chemicals & Allied Products)+                                 1,906,508
      806,200   Tesco plc (Food & Kindred Products)                                                            2,608,600
    4,068,600   Vodafone Airtouch plc (Communications)                                                         5,214,677
      441,300   William Morrison Supermarkets plc (Food & Kindred Products)                                    1,485,158
      606,000   WPP Group plc (Communications)                                                                 4,064,588

                                                                                                             106,670,273
                                                                                                        ----------------

TOTAL COMMON STOCK (COST $602,957,661)                                                                       465,713,671
                                                                                                        ----------------

PRINCIPAL                                                                INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENT - 6.54%

REPURCHASE AGREEMENT - 6.54%
$  31,439,541   Goldman Sachs & Company - 102%
                 Collateralized by US Government Securities                  1.96%         10/1/02            31,439,541
                                                                                                       -----------------

TOTAL SHORT-TERM INVESTMENT (COST $31,439,541)                                                                31,439,541
                                                                                                       -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $634,397,202)*                                           103.35%                                 $     497,153,212
Other Assets and Liabilities, Net                               (3.35)                                       (16,111,472)
                                                               ------                                  -----------------
TOTAL NET ASSETS                                               100.00%                                 $     481,041,740
                                                               ======                                  =================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $636,432,838 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                        $    12,793,907
    Gross Unrealized Depreciation                                           (152,073,533)
                                                                         ---------------
    NET UNREALIZED DEPRECIATION                                          $  (139,279,626)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  LARGE CAP APPRECIATION PORTFOLIO

SHARES          SECURITY NAME                                                                         VALUE
COMMON STOCK - 96.26%

APPAREL & ACCESSORY STORES - 0.47%
        4,900   Kohl's Corporation+                                                              $          297,969
                                                                                                 ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.50%
       10,300   Jones Apparel Group Incorporated+                                                           316,210
                                                                                                 ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.22%
        9,800   Autozone Incorporated+                                                                      772,828
                                                                                                 ------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.21%
       17,500   Centex Corporation                                                                          776,125
       33,500   DR Horton Incorporated                                                                      623,770
                                                                                                 ------------------

                                                                                                          1,399,895
                                                                                                 ------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.60%
       20,000   Home Depot Incorporated                                                                     522,000
       11,900   Lowe's Companies Incorporated                                                               492,660

                                                                                                          1,014,660
                                                                                                 ------------------

BUSINESS SERVICES - 7.80%
       15,300   Affiliated Computer Services Incorporated Class A+                                          651,015
       66,500   Cendant Corporation+                                                                        715,540
        8,800   Electronic Arts Incorporated+                                                               580,448
       17,900   Intuit Incorporated+                                                                        814,987
       43,600   Microsoft Corporation+                                                                    1,904,885
       18,600   Veritas Software Corporation+                                                               273,606

                                                                                                          4,940,481
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 12.38%
       18,300   Amgen Incorporated+                                                                         763,110
       10,500   Barr Laboratories Incorporated+                                                             654,045
       14,900   Chiron Corporation+                                                                         520,606
       13,200   Colgate-Palmolive Company                                                                   712,140
        8,400   E I du Pont de Nemours & Company                                                            302,988
       12,400   Ecolab Incorporated                                                                         517,452
        9,800   Forest Laboratories Incorporated+                                                           803,698
       22,100   Gilead Sciences Incorporated+                                                               741,013
       23,300   Gillette Company                                                                            689,680
       30,200   King Pharmaceuticals Incorporated+                                                          548,734
       28,400   Pfizer Incorporated                                                                         824,168
        8,500   Procter & Gamble Company                                                                    759,730

                                                                                                          7,837,364
                                                                                                 ------------------

COMMUNICATIONS - 1.11%
       92,700   Nextel Communications Incorporated Class A+                                                 699,885
                                                                                                 ------------------

                                       165

SHARES          SECURITY NAME                                                                          VALUE
DOMESTIC DEPOSITORY INSTITUTIONS - 7.51%
       13,700   BB&T Corporation                                                                 $          480,048
       22,900   Citigroup Incorporated                                                                      678,985
       13,100   First Tennessee National Corporation                                                        454,177
       26,100   KeyCorp                                                                                     651,717
       13,900   North Fork Bancorporation Incorporated                                                      525,976
       49,600   Sovereign Bancorp Incorporated                                                              639,840
       14,500   TCF Financial Corporation                                                                   613,785
       21,800   Wachovia Corporation                                                                        712,642

                                                                                                          4,757,170
                                                                                                 ------------------

EATING & DRINKING PLACES - 2.91%
       27,600   Darden Restaurants Incorporated                                                             669,024
       15,400   Wendy's International Incorporated                                                          509,894
       23,900   Yum! Brands Incorporated+                                                                   662,269

                                                                                                          1,841,187
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.32%
       30,000   General Electric Company                                                                    739,500
       43,300   Intel Corporation                                                                           601,437
       14,400   L-3 Communications Holdings Incorporated+                                                   758,880
       39,300   Microchip Technology Incorporated+                                                          803,685
       64,100   Motorola Incorporated                                                                       652,538
       17,100   QLogic Corporation+                                                                         445,284

                                                                                                          4,001,324
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.15%
       15,000   Moody's Corporation                                                                         727,500
                                                                                                 ------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.33%
       13,600   Fortune Brands Incorporated                                                                 643,144
       12,800   Lockheed Martin Corporation                                                                 827,776
       32,600   Masco Corporation                                                                           637,330

                                                                                                          2,108,250
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 2.44%
       13,200   Anheuser-Busch Companies Incorporated                                                       667,920
       13,500   Pepsi Bottling Group Incorporated                                                           315,900
       15,100   PepsiCo Incorporated                                                                        557,945

                                                                                                          1,541,765
                                                                                                 ------------------

FURNITURE & FIXTURES - 0.99%
       20,300   Newell Rubbermaid Incorporated                                                              626,661
                                                                                                 ------------------

GENERAL MERCHANDISE STORES - 2.31%
       29,700   Wal-Mart Stores Incorporated                                                              1,462,428
                                                                                                 ------------------

                                       166

SHARES          SECURITY NAME                                                                          VALUE
HEALTH SERVICES - 1.96%
       15,300   HCA Incorporated                                                                 $          728,433
       10,350   Tenet Healthcare Corporation+                                                               512,325

                                                                                                          1,240,758
                                                                                                 ------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.19%
       20,200   MGM Mirage Incorporated+                                                                    753,460
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.91%
        6,000   3M Company                                                                                  659,820
       58,100   Cisco Systems Incorporated+                                                                 608,888
        7,300   Deere & Company                                                                             331,785
       30,400   Dell Computer Corporation+                                                                  715,008
        8,100   IBM Corporation                                                                             472,959
        5,100   International Game Technology+                                                              352,614
       11,600   Lexmark International Incorporated+                                                         545,200
        6,200   SPX Corporation+                                                                            625,580
       16,100   Varian Medical Systems Incorporated+                                                        692,139

                                                                                                          5,003,993
                                                                                                 ------------------

INSURANCE CARRIERS - 4.07%
       13,300   Aetna Incorporated                                                                          476,273
       18,600   American International Group Incorporated                                                 1,017,420
            0   Travelers Property Casualty Corporation Class A+                                                  3
        6,100   UnitedHealth Group Incorporated                                                             532,042
        7,500   Wellpoint Health Networks Incorporated+                                                     549,750

                                                                                                          2,575,488
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.93%
       13,700   Medtronic Incorporated                                                                      577,044
        5,300   Raytheon Company                                                                            155,290
       23,700   Rockwell Automation Incorporated                                                            385,599
       19,300   Zimmer Holdings Incorporated+                                                               739,962

                                                                                                          1,857,895
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 0.90%
       44,600   Staples Incorporated+                                                                       570,434
                                                                                                 ------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.64%
       11,400   American Express Company                                                                    355,452
       12,900   Countrywide Credit Industries Incorporated                                                  608,235
       11,400   FNMA                                                                                        678,756
        7,100   SLM Corporation                                                                             661,294

                                                                                                          2,303,737
                                                                                                 ------------------

                                       167

SHARES          SECURITY NAME                                                                          VALUE
OIL & GAS EXTRACTION - 3.98%
       15,400   Burlington Resources Incorporated                                                $          590,744
       14,000   Devon Energy Corporation                                                                    675,500
       25,700   Occidental Petroleum Corporation                                                            729,366
       26,300   Ocean Energy Incorporated                                                                   524,685

                                                                                                          2,520,295
                                                                                                 ------------------

PERSONAL SERVICES - 0.95%
       14,300   H&R Block Incorporated                                                                      600,743
                                                                                                 ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.46%
       18,300   Tribune Company                                                                             765,123
       19,600   Viacom Incorporated Class B+                                                                794,780

                                                                                                          1,559,903
                                                                                                 ------------------

RAILROAD TRANSPORTATION - 1.02%
       11,200   Union Pacific Corporation                                                                   648,144
                                                                                                 ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.11%
       12,500   Bear Stearns Companies Incorporated                                                         705,000
                                                                                                 ------------------

TRANSPORTATION EQUIPMENT - 4.40%
       15,700   Harley-Davidson Incorporated                                                                729,265
       10,500   ITT Industries Incorporated                                                                 654,465
        6,000   Northrop Grumman Corporation                                                                744,240
       11,700   United Technologies Corporation                                                             660,933

                                                                                                          2,788,903
                                                                                                 ------------------

WHOLESALE TRADE-DURABLE GOODS - 2.43%
       28,500   Johnson & Johnson                                                                         1,541,280
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 3.06%
       16,900   Dean Foods Company+                                                                         672,282
       21,400   McKesson Corporation                                                                        606,262
       23,300   Sysco Corporation                                                                           661,487

                                                                                                          1,940,031
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $68,081,800)                                                                    60,955,641
                                                                                                 ------------------

                                       168

PRINCIPAL       SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENT - 1.99%

REPURCHASE AGREEMENT - 1.99%
$   1,257,466   Goldman Sachs & Company - 102%
                 Collateralized by US Government Securities                 1.96%           10/1/02    $        1,257,466
                                                                                                       ------------------

TOTAL SHORT-TERM INVESTMENT (COST $1,257,466)                                                                   1,257,466
                                                                                                       ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $69,339,266)*                                             98.25%                                 $       62,213,107
Other Assets and Liabilities, Net                                1.75                                           1,110,431
                                                               ------                                  ------------------
TOTAL NET ASSETS                                               100.00%                                 $       63,323,538
                                                               ======                                  ==================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $69,576,187 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $     1,968,062
    Gross Unrealized Depreciation                                         (9,331,142)
                                                                     ---------------
    NET UNREALIZED DEPRECIATION                                      $    (7,363,080)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  LARGE COMPANY GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 98.81%

APPAREL & ACCESSORY STORES - 3.22%
    1,065,700   Kohl's Corporation+                                                              $       64,805,217
                                                                                                 ------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.57%
    1,001,100   Fastenal Company                                                                         31,614,738
    2,864,617   Home Depot Incorporated                                                                  74,766,504
    1,599,400   Lowe's Companies Incorporated                                                            66,215,160

                                                                                                        172,596,402
                                                                                                 ------------------

BUSINESS SERVICES - 28.02%
      640,200   Automatic Data Processing Incorporated                                                   22,259,754
      583,700   BISYS Group Incorporated+                                                                 9,753,627
    3,077,900   Concord EFS Incorporated+                                                                48,877,052
      655,400   DST Systems Incorporated+                                                                19,314,638
    1,596,500   eBay Incorporated+                                                                       84,311,165
    3,665,800   First Data Corporation                                                                  102,459,110
    2,093,468   Fiserv Incorporated+                                                                     58,784,581
    3,152,300   IMS Health Incorporated                                                                  47,189,931
    2,951,160   Microsoft Corporation+                                                                  128,936,180
    1,333,300   Sungard Data Systems Incorporated+                                                       25,932,685
    1,088,500   Veritas Software Corporation+                                                            16,011,835

                                                                                                        563,830,558
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 8.31%
    1,577,200   Amgen Incorporated+                                                                      65,769,240
    3,495,875   Pfizer Incorporated                                                                     101,450,292

                                                                                                        167,219,532
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.67%
      869,400   State Street Corporation                                                                 33,593,616
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.59%
    6,565,700   Intel Corporation                                                                        91,197,573
    4,651,100   Nokia OYJ ADR                                                                            61,627,075

                                                                                                        152,824,648
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.00%
    3,313,610   Paychex Incorporated                                                                     80,586,995
                                                                                                 ------------------

GENERAL MERCHANDISE STORES - 3.05%
    1,247,400   Wal-Mart Stores Incorporated                                                             61,421,976
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.48%
    5,567,000   Cisco Systems Incorporated+                                                              58,342,160
    2,579,700   EMC Corporation+                                                                         11,789,229

                                                                                                         70,131,389
                                                                                                 ------------------

                                       170

SHARES          SECURITY NAME                                                                          VALUE
INSURANCE CARRIERS - 4.91%
    1,807,516   American International Group Incorporated                                        $       98,871,125
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.71%
    3,203,800   Medtronic Incorporated                                                                  134,944,056
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 3.79%
    2,354,850   Costco Wholesale Corporation+                                                            76,226,495
                                                                                                 ------------------

PERSONAL SERVICES - 3.47%
    1,666,250   Cintas Corporation                                                                       69,849,200
                                                                                                 ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 9.11%
    8,604,987   Charles Schwab Corporation                                                               74,863,387
    1,641,350   Goldman Sachs Group Incorporated                                                        108,378,341

                                                                                                        183,241,728
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.91%
      941,400   Cardinal Health Incorporated                                                             58,555,080
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $2,322,156,798)                                                              1,988,698,017
                                                                                                 ------------------

WARRANTS - 0.00%
        1,286   Acclaim Entertainment Incorporated                                                                0
        2,954   Per-Se Technologies Incorporated                                                                 59

TOTAL WARRANTS (COST $0)                                                                                         59
                                                                                                 ------------------

                                       171

PRINCIPAL       SECURITY NAME                                           INTEREST RATE   MATURITY DATE         VALUE
SHORT-TERM INVESTMENT - 2.33%

REPURCHASE AGREEMENT - 2.33%
$  46,806,543   Goldman Sachs & Company - 102%
                 Collateralized by US Government Securities                 1.96%           10/1/02     $       46,806,543
                                                                                                        ------------------

TOTAL SHORT-TERM INVESTMENT (COST $46,806,543)                                                                  46,806,543
                                                                                                        ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,368,963,341)*                                         101.14%                                  $    2,035,504,619
Other Assets and Liabilities, Net                               (1.14)                                         (22,986,592)
                                                               ------                                   ------------------
TOTAL NET ASSETS                                               100.00%                                  $    2,012,518,027
                                                               ======                                   ==================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,371,555,888 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $   299,645,674
    Gross Unrealized Depreciation                                       (635,696,943)
                                                                     ---------------
    NET UNREALIZED DEPRECIATION                                      $  (336,051,269)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL CAP BASIC VALUE PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 56.15%

APPAREL & ACCESSORY STORES - 3.53%
        2,500   Buckle Incorporated+                                                             $           50,250
        3,500   DEB Shops Incorporated                                                                       87,255
        8,450   JOS A Bank Clothiers Incorporated+                                                          151,340

                                                                                                            288,845
                                                                                                 ------------------

BUSINESS SERVICES - 0.55%
        6,500   Elite Information Group Incorporated+                                                        45,240
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 2.72%
        2,500   Chattem Incorporated+                                                                       102,075
        3,000   Georgia Gulf Corporation                                                                     68,610
        4,000   NBTY Incorporated+                                                                           51,920

                                                                                                            222,605
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 7.24%
        5,000   Colonial BancGroup Incorporated                                                              62,000
        2,100   F&M Bancorp                                                                                  66,360
        2,500   FNB Corporation                                                                              70,050
        2,400   Pacific Capital Bancorp                                                                      65,179
        3,700   Prosperity Bancshares Incorporated                                                           63,011
        3,000   Provident Bankshares Corporation                                                             64,740
        3,000   Summit Bancshares Incorporated                                                               63,150
        2,000   United Bankshares Incorporated                                                               58,020
        2,500   Whitney Holding Corporation                                                                  79,775

                                                                                                            592,285
                                                                                                 ------------------

EATING & DRINKING PLACES - 1.08%
        5,000   Friendly Ice Cream Corporation+                                                              37,250
        7,500   Rubio's Restaurants Incorporated+                                                            51,525

                                                                                                             88,775
                                                                                                 ------------------

ELECTRIC, GAS & SANITARY SERVICES - 6.59%
       26,475   Aquila Incorporated                                                                         108,547
       13,300   CMS Energy Corporation                                                                      107,198
        4,500   Energen Corporation                                                                         113,895
        2,500   Hawaiian Electric Industries                                                                107,750
        8,500   Southwestern Energy Company+                                                                102,000

                                                                                                            539,390
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.01%
        3,000   A O Smith Corporation                                                                        85,260
        5,000   Hutchinson Technology Incorporated+                                                          80,750
        2,500   Moog Incorporated+                                                                           70,650
        7,500   Rayovac Corporation+                                                                         91,500

                                                                                                            328,160
                                                                                                 ------------------

                                       173

SHARES          SECURITY NAME                                                                          VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.80%
       12,500   Crown Cork & Seal Company Incorporated+                                          $           65,625
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 3.45%
        5,000   Bunge Limited                                                                               121,000
          300   Farmer Brothers Company                                                                      97,501
        5,000   Lance Incorporated                                                                           63,750

                                                                                                            282,251
                                                                                                 ------------------

HEALTH SERVICES - 1.31%
        5,000   Sunrise Assisted Living Incorporated+                                                       107,250
                                                                                                 ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.99%
        3,025   Cost Plus Incorporated+                                                                      81,221
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.15%
        2,500   Briggs & Stratton Corporation                                                                93,850
       15,000   Cray Incorporated+                                                                           59,250
        4,250   Lufkin Industries Incorporated                                                              104,550

                                                                                                            257,650
                                                                                                 ------------------

INSURANCE CARRIERS - 2.34%
        5,750   Ohio Casualty Corporation+                                                                   93,610
        5,750   Scottish Annuity & Life Holdings Limited                                                     98,038

                                                                                                            191,648
                                                                                                 ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.79%
       10,000   Louisiana-Pacific Corporation+                                                               64,700
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.43%
        2,500   Meridian Medical Technologies Incorporated+                                                  89,875
        6,000   Urologix Incorporated+                                                                       27,360

                                                                                                            117,235
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 3.33%
        5,000   Duane Reade Incorporated+                                                                    80,000
        5,500   Ferrellgas Partners LP                                                                      109,725
        4,000   Hibbett Sporting Goods Incorporated+                                                         83,000

                                                                                                            272,725
                                                                                                 ------------------

MOTION PICTURES - 0.59%
        6,500   AMC Entertainment Incorporated+                                                              48,100
                                                                                                 ------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.26%
        3,500   Yellow Corporation+                                                                         103,278
                                                                                                 ------------------

OIL & GAS EXTRACTION - 1.31%
        3,750   Patina Oil & Gas Corporation                                                                106,875
                                                                                                 ------------------

PAPER & ALLIED PRODUCTS - 0.78%
        5,500   Glatfelter                                                                                   63,525
                                                                                                 ------------------

                                       174

SHARES          SECURITY NAME                                                                          VALUE
PERSONAL SERVICES - 1.02%
        3,500   Unifirst Corporation                                                             $           83,440
                                                                                                 ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.58%
        5,000   Ennis Business Forms Incorporated                                                            65,250
        3,500   Standard Register Company                                                                    84,000
        3,500   Wallace Computer Services Incorporated                                                       61,775

                                                                                                            211,025
                                                                                                 ------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.16%
        3,500   Jarden Corporation+                                                                          95,025
                                                                                                 ------------------

TOBACCO PRODUCTS - 1.07%
        2,500   Universal Corporation                                                                        87,675
                                                                                                 ------------------

TRANSPORTATION BY AIR - 0.62%
        4,500   Airborne Incorporated                                                                        51,030
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.45%
        2,500   Fresh Del Monte Produce Incorporated                                                         63,975
        5,000   Smart & Final Incorporated+                                                                  21,250
        5,000   United Natural Foods Incorporated+                                                          115,150

                                                                                                            200,375
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $4,746,799)                                                                      4,595,953
                                                                                                 ------------------

SHORT-TERM INVESTMENT - 48.01%
    3,929,516   Wells Fargo Money Market Trust Fund~                                                      3,929,516
                                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENT (COST $3,929,516)                                                             3,929,516
                                                                                                 ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,676,315)*                                             104.16%                           $        8,525,469
Other Assets and Liabilities, Net                               (4.16)                                     (340,853)
                                                               ------                            ------------------
TOTAL NET ASSETS                                               100.00%                           $        8,184,616
                                                               ======                            ==================

+   NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $8,676,315 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $        84,762
    Gross Unrealized Depreciation                                           (235,608)
                                                                     ---------------
    NET UNREALIZED DEPRECIATION                                      $      (150,846)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL CAP INDEX PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 91.36%

AGRICULTURAL PRODUCTION-CROPS - 0.22%
       16,282   Delta & Pine Land Company                                                        $          305,125
                                                                                                 ------------------

AMUSEMENT & RECREATION SERVICES - 0.49%
       12,264   Argosy Gaming Company+                                                                      281,581
       14,082   Bally Total Fitness Holding Corporation+                                                    139,553
       11,016   Pinnacle Entertainment Incorporated+                                                         80,968
       13,625   WMS Industries Incorporated+                                                                192,113

                                                                                                            694,215
                                                                                                 ------------------

APPAREL & ACCESSORY STORES - 2.51%
       18,924   AnnTaylor Stores Corporation+                                                               435,820
        5,649   Ashworth Incorporated+                                                                       27,963
       18,910   Burlington Coat Factory Warehouse+                                                          340,380
       10,818   Cato Corporation Class A                                                                    205,326
       35,534   Chico's FAS Incorporated+                                                                   566,057
       11,253   Children's Place Retail Store Incorporated+                                                 113,655
       10,853   Christopher & Banks Corporation+                                                            272,627
       15,518   Dress Barn Incorporated+                                                                    241,460
        5,505   Factory 2-U Stores Incorporated+                                                             10,680
        8,571   Footstar Incorporated+                                                                       66,854
       13,842   Goody's Family Clothing Incorporated+                                                        65,334
       12,285   Gymboree Corporation+                                                                       200,368
       13,299   Hot Topic Incorporated+                                                                     239,781
       13,957   Pacific Sunwear of California Incorporated+                                                 284,165
       14,406   Too Incorporated+                                                                           335,372
       12,923   Wet Seal Incorporated Class A+                                                              129,230

                                                                                                          3,535,072
                                                                                                 ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.84%
        2,729   Haggar Corporation                                                                           29,964
       10,783   Kellwood Company                                                                            246,499
       14,293   Nautica Enterprises Incorporated+                                                           148,647
        5,383   Oshkosh B'Gosh Incorporated                                                                 184,960
       11,805   Phillips-Van Heusen Corporation                                                             148,743
       10,054   Quiksilver Incorporated+                                                                    227,120
       13,672   Russell Corporation                                                                         204,943

                                                                                                          1,190,876
                                                                                                 ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.46%
       22,593   O'Reilly Automotive Incorporated+                                                           646,611
                                                                                                 ------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
       15,284   Central Parking Corporation                                                                 307,820
        6,367   Midas Incorporated+                                                                          31,835

                                                                                                            339,655
                                                                                                 ------------------

                                       176

SHARES          SECURITY NAME                                                                          VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.96%
       11,342   MDC Holdings Incorporated                                                        $          400,373
        3,225   NVR Incorporated+                                                                           966,951
       11,192   Ryland Group Incorporated                                                                   416,007
       13,733   Standard Pacific Corporation                                                                321,078
       30,139   Toll Brothers Incorporated+                                                                 655,222

                                                                                                          2,759,631
                                                                                                 ------------------

BUSINESS SERVICES - 6.81%
        9,222   Aaron Rents Incorporated                                                                    212,106
       20,844   ABM Industries Incorporated                                                                 293,900
       11,829   Administaff Incorporated+                                                                    45,542
        8,494   ADVO Incorporated+                                                                          269,685
       17,914   American Management Systems Incorporated+                                                   228,045
       10,289   Analysts International Corporation+                                                          29,838
        6,198   ANSYS Incorporated+                                                                         106,792
       12,541   Arbitron Incorporated+                                                                      427,648
       15,088   Aspen Technology Incorporated+                                                               45,264
        8,651   BARRA Incorporated+                                                                         236,345
        9,811   Brady Corporation                                                                           315,914
        5,206   Brooktrout Incorporated+                                                                     23,791
       12,079   CACI International Incorporated+                                                            428,201
       13,567   Captaris Incorporated+                                                                       31,191
        9,908   Carreker Corporation+                                                                        60,736
       15,083   Cerner Corporation+                                                                         531,071
       27,510   Ciber Incorporated+                                                                         159,833
       18,799   Cognex Corporation+                                                                         261,494
        8,873   Computer Task Group Incorporated+                                                            28,837
       16,940   Dendrite International Incorporated+                                                        106,891
       19,825   eFunds Corporation+                                                                         185,978
       14,356   FactSet Research Systems Incorporated                                                       381,152
       21,696   Fair Isaac and Company Incorporated                                                         709,458
       15,148   FileNET Corporation+                                                                        156,782
        9,397   Gerber Scientific Incorporated+                                                              36,178
        5,248   Hall Kinion & Associates Incorporated+                                                       31,488
        7,706   Heidrick & Struggles International Incorporated+                                            117,054
       14,158   Hyperion Solutions Corporation+                                                             259,799
       12,566   Information Resources Incorporated+                                                          46,620
        5,204   Insurance Auto Auctions Incorporated+                                                        78,638
       11,996   JDA Software Group Incorporated+                                                             83,852
        8,367   Kronos Incorporated+                                                                        206,079
       17,541   Labor Ready Incorporated+                                                                   110,859
       12,281   Manhattan Associates Incorporated+                                                          166,039
        6,436   MapInfo Corporation+                                                                         25,422
        5,677   MemberWorks Incorporated+                                                                    98,893
       19,757   Midway Games Incorporated+                                                                  108,268
       10,317   MRO Software Incorporated+                                                                   89,758

                                       177

SHARES          SECURITY NAME                                                                          VALUE
       11,400   NCO Group Incorporated+                                                          $          130,758
       14,751   NDCHealth Corporation                                                                       229,378
       14,535   Netegrity Incorporated+                                                                      29,942
        9,496   Network Equipment Technologies Incorporated+                                                 35,610
       11,432   On Assignment Incorporated+                                                                  94,543
        8,566   PC-Tel Incorporated+                                                                         44,629
       11,150   Phoenix Technologies Limited+                                                                80,838
       15,374   Progress Software Corporation+                                                              186,025
        6,697   QRS Corporation+                                                                             44,401
       11,759   Radiant Systems Incorporated+                                                                94,072
        7,453   Radisys Corporation+                                                                         29,514
        8,307   Roxio Incorporated+                                                                          25,170
       17,175   SERENA Software Incorporated+                                                               206,100
       25,022   Spherion Corporation+                                                                       176,405
        7,160   SPSS Incorporated+                                                                           82,841
        6,022   StarTek Incorporated+                                                                       132,544
       14,214   Systems & Computer Technology Corporation+                                                   99,498
       16,302   Take-Two Interactive Software+                                                              472,758
        5,877   Talx Corporation                                                                             77,400
       16,856   THQ Incorporated+                                                                           350,605
       14,965   Verity Incorporated+                                                                        148,902
        6,470   Volt Information Sciences Incorporated+                                                      98,021

                                                                                                          9,605,395
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 4.81%
       21,794   Alpharma Incorporated Class A                                                               209,222
        9,524   Arch Chemicals Incorporated                                                                 168,765
        9,027   ArQule Incorporated+                                                                         46,489
       11,054   Cambrex Corporation                                                                         406,787
       23,427   Cephalon Incorporated+                                                                      956,289
        6,057   ChemFirst Incorporated                                                                      174,199
       12,132   Diagnostic Products Corporation                                                             558,072
       13,655   Georgia Gulf Corporation                                                                    312,290
       14,151   Idexx Laboratories Incorporated+                                                            437,945
       13,710   MacDermid Incorporated                                                                      273,515
       13,070   Medicis Pharmaceutical Corporation Class A+                                                 534,171
       10,699   MGI Pharma Incorporated+                                                                     74,893
        6,722   Natures Sunshine Products Incorporated                                                       72,799
       28,185   NBTY Incorporated+                                                                          365,841
        9,586   Noven Pharmaceuticals Incorporated+                                                         117,333
       11,982   OM Group Incorporated                                                                       512,829
       16,868   Omnova Solutions Incorporated+                                                               77,424
       10,638   Parexel International Corporation+                                                           90,423
        3,255   Penford Corporation                                                                          43,943
       38,946   PolyOne Corporation                                                                         334,546
        3,959   Quaker Chemical Corporation                                                                  76,171
       12,647   Scotts Company Class A+                                                                     527,252

                                       178

SHARES          SECURITY NAME                                                                          VALUE
        7,325   SurModics Incorporated+                                                          $          232,715
       13,547   Wellman Incorporated                                                                        184,917

                                                                                                          6,788,830
                                                                                                 ------------------

COMMUNICATIONS - 0.75%
       15,909   Anixter International Incorporated+                                                         327,725
       10,113   Audiovox Corporation+                                                                        70,781
        7,372   Boston Communications Group Incorporated+                                                    76,079
       23,553   General Communications Incorporated Class A+                                                 88,559
       15,641   Global Payments Incorporated                                                                400,410
       10,455   Metro One Telecommunications Incorporated+                                                   88,868

                                                                                                          1,052,422
                                                                                                 ------------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.43%
        4,165   Chemed Corporation                                                                          128,157
        6,338   EMCOR Group Incorporated+                                                                   314,999
       11,267   Insituform Technologies Incorporated Class A+                                               161,670

                                                                                                            604,826
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 7.83%
        9,082   American Financial Holdings Incorporated                                                    276,184
       10,627   Anchor Bancorp Wisconsin Incorporated                                                       214,665
        9,539   Boston Private Financial Holdings Incorporated                                              203,181
       13,712   Chittenden Corporation                                                                      405,875
       19,227   Commercial Federal Corporation                                                              418,572
       16,805   Community First Bankshares Incorporated                                                     468,523
       21,692   Cullen/Frost Bankers Incorporated                                                           740,781
       11,014   Dime Community Bancshares                                                                   235,920
       12,005   Downey Financial Corporation                                                                411,171
       10,065   East West Bancorp Incorporated                                                              339,794
       11,316   First Bancorp                                                                               431,366
       20,332   First Midwest Bancorp Incorporated                                                          546,118
        6,286   First Republic Bank+                                                                        136,721
        7,344   FirstFed Financial Corporation+                                                             189,108
        4,905   GBC Bancorp                                                                                  95,255
       19,187   Hudson United Bancorp                                                                       510,374
       12,205   Irwin Financial Corporation+                                                                207,485
        9,876   MAF Bancorp Incorporated                                                                    305,168
       10,572   Provident Bankshares Corporation                                                            228,144
       12,119   Riggs National Corporation                                                                  173,181
       10,188   Seacoast Financial Services Corporation                                                     204,473
       18,782   South Financial Group Incorporated                                                          396,112
       14,316   Southwest Bancorp of Texas Incorporated+                                                    521,246
       25,670   Staten Island Bancorp Incorporated                                                          446,658
       18,658   Sterling Bancshares Incorporated                                                            243,860
       16,840   Susquehanna Bancshares Incorporated                                                         364,586
       30,756   TrustCo Bank Corporation NY                                                                 325,337

                                       179

SHARES          SECURITY NAME                                                                          VALUE
        8,348   UCBH Holdings Incorporated                                                       $          327,993
       18,055   United Bankshares Incorporated                                                              523,776
       26,971   Washington Federal Incorporated                                                             601,858
       17,011   Whitney Holding Corporation                                                                 542,821

                                                                                                         11,036,306
                                                                                                 ------------------

EATING & DRINKING PLACES - 2.95%
       23,807   Applebee's International Incorporated                                                       521,849
       11,760   CEC Entertainment Incorporated+                                                             401,134
        8,891   IHOP Corporation+                                                                           214,273
       16,627   Jack In The Box Incorporated+                                                               379,096
       11,849   Landry's Restaurants Incorporated                                                           267,669
        9,334   Lone Star Steakhouse & Saloon                                                               195,921
        9,538   Luby's Incorporated+                                                                         46,927
        7,972   O' Charley's Incorporated+                                                                  149,403
       10,587   PF Chang's China Bistro Incorporated+                                                       307,341
        9,318   Rare Hospitality International Incorporated+                                                218,228
       27,117   Ruby Tuesday Incorporated                                                                   509,257
       18,499   Ryan's Family Steak Houses Incorporated+                                                    225,133
       17,178   Sonic Corporation+                                                                          396,812
       11,686   Steak n Shake Company+                                                                      128,546
        8,719   Triarc Companies Incorporated+                                                              197,834

                                                                                                          4,159,423
                                                                                                 ------------------

EDUCATIONAL SERVICES - 0.75%
       18,238   Corinthian Colleges Incorporated+                                                           688,302
       19,563   ITT Educational Services Incorporated+                                                      367,198

                                                                                                          1,055,500
                                                                                                 ------------------

ELECTRIC, GAS & SANITARY SERVICES - 4.37%
        6,443   American States Water Company                                                               168,935
       17,653   Atmos Energy Corporation                                                                    379,540
       20,342   Avista Corporation                                                                          227,830
        4,696   Cascade Natural Gas Corporation                                                              92,511
        4,968   Central Vermont Public Service Corporation                                                   87,586
        6,957   CH Energy Group Incorporated                                                                326,492
       21,235   El Paso Electric Company+                                                                   252,272
       14,664   Energen Corporation                                                                         371,146
        2,434   Green Mountain Power Corporation                                                             43,082
        8,043   Laclede Group Incorporated                                                                  187,402
       11,430   New Jersey Resources Corporation                                                            376,047
       10,830   Northwest Natural Gas Company                                                               317,969
       11,648   Northwestern Corporation                                                                    113,684
        6,702   NUI Corporation                                                                             144,763
       29,276   Philadelphia Suburban Corporation                                                           594,303
       13,942   Piedmont Natural Gas Company                                                                494,523
       23,382   Southern Union Company+                                                                     264,217

                                       180

SHARES          SECURITY NAME                                                                          VALUE
       14,044   Southwest Gas Corporation                                                        $          312,479
       10,936   Southwestern Energy Company+                                                                131,232
       11,720   UGI Corporation                                                                             426,022
        6,148   UIL Holdings Corporation                                                                    217,947
       14,273   UniSource Energy Corporation                                                                217,663
       11,823   Waste Connections Incorporated+                                                             411,322

                                                                                                          6,158,967
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.85%
       12,175   A O Smith Corporation                                                                       346,014
       10,464   Actel Corporation+                                                                          108,826
       17,592   Acuity Brands Incorporated                                                                  215,678
       45,303   Adaptec Incorporated+                                                                       199,786
       13,639   Advanced Energy Industries Incorporated+                                                    121,387
       25,509   Aeroflex Incorporated+                                                                      128,565
       12,969   Allen Telecom Incorporated+                                                                  69,254
       15,899   Alliance Semiconductor Corporation+                                                          60,416
        9,977   Applica Incorporated+                                                                        52,878
       16,319   Artesyn Technologies Incorporated+                                                           24,642
        9,252   AstroPower Incorporated+                                                                     65,689
       13,026   ATMI Incorporated+                                                                          183,667
        9,645   Aware Incorporated+                                                                          20,062
        9,542   AXT Incorporated+                                                                            19,847
       14,498   Baldor Electric Company                                                                     276,912
        4,647   Bel Fuse Incorporated Class B                                                                99,678
       10,312   Benchmark Electronics Incorporated+                                                         217,068
       11,047   C&D Technologies Incorporated                                                               161,949
       15,410   C-COR.net Corporation+                                                                       57,171
       18,894   Cable Design Technologies+                                                                  115,631
        5,550   Catapult Communications Corporation+                                                         54,113
       13,706   Checkpoint Systems Incorporated+                                                            169,269
        5,051   Concerto Software Incorporated+                                                              29,907
        7,273   Concord Communications Incorporated+                                                         36,729
       14,269   CTS Corporation                                                                              65,637
       14,448   Cymer Incorporated+                                                                         269,311
        8,966   Dionex Corporation+                                                                         229,171
       11,520   DSP Group Incorporated+                                                                     185,000
        7,595   DuPont Photomasks Incorporated+                                                             173,014
       11,746   Electro Scientific Industries Incorporated+                                                 174,193
       18,522   ESS Technology Incorporated+                                                                113,910
       16,793   Exar Corporation+                                                                           193,959
       13,813   Harman International Industries Incorporated                                                714,823
       25,328   Harmonic Incorporated+                                                                       44,324
       11,098   Helix Technology Corporation                                                                107,096
       10,778   Hutchinson Technology Incorporated+                                                         174,065
       10,347   Inter-Tel Incorporated                                                                      210,561
        9,578   Magnetek Incorporated+                                                                       30,650

                                       181

SHARES          SECURITY NAME                                                                          VALUE
        9,198   Mercury Computer Systems Incorporated+                                           $          217,073
       15,376   Methode Electronics Incorporated Class A                                                    141,152
       12,281   Microsemi Corporation+                                                                       68,896
        2,909   National Presto Industries Incorporated                                                      84,012
        8,297   Park Electrochemical Corporation                                                            138,560
       10,830   Pericom Semiconductor Corporation+                                                           93,355
       13,596   Photronics Incorporated+                                                                    136,776
       12,103   Power Integrations Incorporated+                                                            147,536
       10,635   Regal-Beloit Corporation                                                                    181,965
        6,731   Rogers Corporation+                                                                         157,169
        5,449   Royal Appliance Manufacturing Company+                                                       21,687
        4,673   Salton Incorporated+                                                                         39,767
        6,200   SBS Technologies Incorporated+                                                               44,392
       58,464   Skyworks Solutions Incorporated+                                                            264,842
        6,891   Standard Microsystems Corporation+                                                          105,301
        5,355   Supertex Incorporated+                                                                       55,692
        9,358   SymmetriCom Incorporated+                                                                    23,956
       17,034   Technitrol Incorporated                                                                     254,658
        9,155   Three-Five Systems Incorporated+                                                             42,479
        5,762   Tollgrade Communications Incorporated+                                                       45,001
       14,351   Varian Semiconductor Equipment Associates Incorporated+                                     235,930
       11,058   Viasat Incorporated+                                                                         69,665
       18,034   Vicor Corporation+                                                                          128,943
        7,714   Zix Corporation+                                                                             29,699

                                                                                                          8,249,358
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.10%
       24,905   Bio-Technology General Corporation+                                                          73,719
        8,201   CDI Corporation+                                                                            214,456
       14,241   Kroll Incorporated+                                                                         282,399
        9,221   MAXIMUS Incorporated+                                                                       206,550
       23,503   Pharmaceutical Product Development Incorporated+                                            454,548
       27,454   PRG-Schultz International Incorporated+                                                     339,881
       18,717   Regeneron Pharmaceuticals Incorporated+                                                     252,680
        7,381   SOURCECORP Incorporated+                                                                    150,646
       22,650   Tetra Tech Incorporated+                                                                    180,974
       12,756   URS Corporation+                                                                            211,367
       38,857   US Oncology Incorporated+                                                                   315,130
       14,036   Watson Wyatt & Company Holdings+                                                            280,720

                                                                                                          2,963,070
                                                                                                 ------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.37%
       16,204   Alliant Techsystems Incorporated+                                                         1,122,127
       15,280   AptarGroup Incorporated                                                                     410,574
        2,683   Butler Manufacturing Company                                                                 57,953
       12,097   Commercial Metals Company                                                                   216,778

                                       182

SHARES          SECURITY NAME                                                                          VALUE
       14,110   Griffon Corporation+                                                             $          150,272
        6,217   Material Sciences Corporation+                                                               75,661
        6,061   Mobile Mini Incorporated+                                                                    78,490
       17,810   Shaw Group Incorporated+                                                                    252,902
       10,414   Simpson Manufacturing Company Incorporated+                                                 326,895
        5,595   SPS Technologies Incorporated+                                                              139,483
       11,442   Sturm Ruger & Company Incorporated                                                          139,592
       27,989   Tower Automotive Incorporated+                                                              187,526
       11,352   Watts Industries Incorporated Class A                                                       186,173

                                                                                                          3,344,426
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 1.03%
        7,634   American Italian Pasta Company+                                                             272,457
        3,757   Coca-Cola Bottling Company Consolidated                                                     176,203
       15,142   Corn Products International Incorporated                                                    435,333
        3,772   J&J Snack Foods Corporation+                                                                138,998
       12,371   Lance Incorporated                                                                          157,730
       12,766   Ralcorp Holdings Incorporated+                                                              271,533

                                                                                                          1,452,254
                                                                                                 ------------------

FOOD STORES - 0.33%
       16,373   Great Atlantic & Pacific Tea Company+                                                       137,206
       12,337   Panera Bread Company Class A+                                                               333,099

                                                                                                            470,305
                                                                                                 ------------------

FURNITURE & FIXTURES - 0.89%
        4,998   Bassett Furniture Industries Incorporated                                                    68,822
       15,175   BE Aerospace Incorporated+                                                                   72,233
       16,470   Ethan Allen Interiors Incorporated                                                          532,969
       24,798   La-Z-Boy Incorporated                                                                       575,314

                                                                                                          1,249,338
                                                                                                 ------------------

GENERAL MERCHANDISE STORES - 0.59%
       21,099   Casey's General Stores Incorporated                                                         243,693
       10,863   Fred's Incorporated                                                                         324,347
       12,251   Shopko Stores Incorporated+                                                                 159,998
       17,706   Stein Mart Incorporated+                                                                    103,403

                                                                                                            831,441
                                                                                                 ------------------

HEALTH SERVICES - 3.70%
       13,301   Accredo Health Incorporated+                                                                634,192
       13,035   AmeriPath Incorporated+                                                                     194,222
        8,713   Amsurg Corp+                                                                                262,871
       25,486   Coventry Health Care Incorporated+                                                          828,295
        8,292   CryoLife Incorporated+                                                                       21,642
        4,957   Curative Health Services Incorporated+                                                       53,783
        5,246   DIANON Systems Incorporated+                                                                248,188
       12,096   Enzo Biochem Incorporated+                                                                  172,973

                                       183

SHARES          SECURITY NAME                                                                          VALUE
       27,724   Hooper Holmes Incorporated                                                       $          171,889
        6,943   IMPATH Incorporated+                                                                         89,634
       21,814   Orthodontic Centers of America Incorporated+                                                233,410
       10,867   Pediatrix Medical Group Incorporated+                                                       336,768
       20,640   Province Healthcare Company+                                                                353,976
        7,272   RehabCare Group Incorporated+                                                               168,201
       20,601   Renal Care Group Incorporated+                                                              677,566
       12,243   Sierra Health Services Incorporated+                                                        219,639
        9,699   Sunrise Assisted Living Incorporated+                                                       208,044
       10,801   Syncor International Corporation+                                                           346,820

                                                                                                          5,222,113
                                                                                                 ------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.31%
       31,831   Massey Energy Company                                                                       205,310
       10,100   Valmont Industries Incorporated                                                             235,835

                                                                                                            441,145
                                                                                                 ------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.09%
        5,355   4Kids Entertainment Incorporated+                                                           127,074
                                                                                                 ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.58%
        8,337   Bell Microproducts Incorporated+                                                             34,849
        9,238   Cost Plus Incorporated+                                                                     248,040
        9,224   Haverty Funiture Companies Incorporated                                                     115,300
       18,727   Linens 'n Things Incorporated+                                                              344,015
        6,166   Ultimate Electronics Incorporated+                                                           78,617

                                                                                                            820,821
                                                                                                 ------------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.38%
       15,863   Aztar Corporation+                                                                          209,550
       12,477   Marcus Corporation                                                                          163,449
       19,149   Prime Hospitality Corporation+                                                              157,022

                                                                                                            530,021
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.64%
        8,366   Astec Industries Incorporated+                                                               90,185
       41,779   Axcelis Technologies Incorporated+                                                          203,882
        8,466   Black Box Corporation+                                                                      281,071
        9,200   Briggs & Stratton Corporation                                                               345,368
       14,419   Brooks-PRI Automation Incorporated+                                                         165,098
        7,352   Dril-Quip Incorporated+                                                                     123,881
        9,002   Electroglas Incorporated+                                                                    18,004
        4,444   Engineered Support Systems Incorporated                                                     253,486
       13,768   Fedders Corporation                                                                          34,695
        6,531   Flow International Corporation+                                                              21,095
        6,752   Gardner Denver Incorporated+                                                                106,074
       20,231   Graco Incorporated                                                                          501,728
       13,800   IDEX Corporation                                                                            393,990

                                       184

SHARES          SECURITY NAME                                                                          VALUE
       20,976   Kulicke & Soffa Industries Incorporated+                                         $           62,928
       24,489   Lennox International Incorporated                                                           323,989
        4,977   Lindsay Manufacturing Company                                                               120,593
       11,208   Manitowoc Company Incorporated                                                              306,539
        7,451   Micro Systems Incorporated+                                                                 172,789
       14,347   Milacron Incorporated                                                                        64,705
       13,081   NYFIX Incorporated+                                                                          50,885
       16,857   Paxar Corporation+                                                                          245,101
        5,777   Planar Systems Incorporated+                                                                 92,085
       11,361   Rainbow Technologies Incorporated+                                                           32,265
        5,927   Robbins & Myers Incorporated                                                                110,539
        6,645   SCM Microsystems Incorporated+                                                               26,241
       12,517   Stewart & Stevenson Services Incorporated+                                                  122,579
        7,262   Thomas Industries Incorporated                                                              180,098
       25,689   Timken Company                                                                              430,291
        5,179   Toro Company                                                                                291,319
        9,617   Ultratech Stepper Incorporated+                                                              77,802
       11,544   W-H Energy Services Incorporated+                                                           199,711
       11,192   Watsco Incorporated                                                                         160,046
        4,816   Woodward Governor Company                                                                   228,269
       13,413   Zebra Technologies Corporation+                                                             706,731

                                                                                                          6,544,062
                                                                                                 ------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
       12,484   Hilb Rogal & Hamilton Company                                                               514,965
                                                                                                 ------------------

INSURANCE CARRIERS - 2.90%
        8,932   AMERIGROUP Corporation+                                                                     299,669
        8,727   Delphi Financial Group Class A                                                              317,837
       30,448   First American Corporation                                                                  622,053
       31,911   Fremont General Corporation                                                                 156,364
        7,837   LandAmerica Financial Group Incorporated                                                    257,759
       19,781   Mid Atlantic Medical Services+                                                              716,072
        9,195   Philadelphia Consolidated Holding Corporation+                                              271,253
       12,472   Presidential Life Corporation                                                               179,597
        4,224   RLI Corporation                                                                             226,618
        4,178   SCPIE Holdings Incorporated                                                                  21,308
       11,212   Selective Insurance Group Incorporated                                                      243,637
        7,502   Stewart Information Services Corporation+                                                   160,168
       15,637   Trenwick Group Limited                                                                       81,312
       20,218   UICI+                                                                                       328,745
        7,972   Zenith National Insurance Corporation                                                       210,620

                                                                                                          4,093,012
                                                                                                 ------------------

LEATHER & LEATHER PRODUCTS - 0.49%
        7,488   Brown Shoe Company Incorporated                                                             134,035
        9,318   Genesco Incorporated+                                                                       128,588

                                       185

SHARES          SECURITY NAME                                                                          VALUE
        7,833   K-Swiss Incorporated                                                             $          167,391
       17,305   Wolverine World Wide Incorporated                                                           259,575

                                                                                                            689,589
                                                                                                 ------------------

LEGAL SERVICES - 0.12%
        8,242   Pre Paid Legal Services Incorporated+                                                       163,851
                                                                                                 ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.29%
       20,901   Champion Enterprises Incorporated+                                                           61,449
        5,080   Deltic Timber Corporation                                                                   111,658
        3,568   Skyline Corporation                                                                          97,014
        7,614   Universal Forest Products Incorporated                                                      143,295

                                                                                                            413,416
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.81%
       12,212   Advanced Medical Optics Incorporated+                                                       116,136
        5,637   Analogic Corporation                                                                        236,134
       12,468   Armor Holdings Incorporated+                                                                186,895
        9,106   ArthroCare Corporation+                                                                     110,365
        6,127   BEI Technologies Incorporated                                                                67,397
        6,278   Biosite Incorporated+                                                                       181,999
       12,337   Coherent Incorporated+                                                                      225,150
        8,838   Cohu Incorporated                                                                            99,869
       11,685   Concord Camera Corporation+                                                                  54,452
       12,179   CONMED Corporation+                                                                         245,407
        6,502   Cooper Companies Incorporated                                                               341,355
        7,033   Cuno Incorporated+                                                                          216,968
        6,283   Datascope Corporation                                                                       170,018
        7,169   DRS Technologies Incorporated+                                                              266,830
        8,368   EDO Corporation                                                                             187,527
        8,816   Esterline Technologies Corporation+                                                         146,698
        7,171   FLIR Systems Incorporated+                                                                  250,913
       19,637   Fossil Incorporated+                                                                        393,722
       10,573   Haemonetics Corporation+                                                                    250,897
        8,269   Hologic Incorporated+                                                                        81,036
        5,899   ICU Medical Incorporated+                                                                   215,431
        8,887   INAMED Corporation+                                                                         204,401
       21,713   Input/Output Incorporated+                                                                  104,005
        7,092   Intermagnetics General Corporation+                                                         121,060
       13,156   Invacare Corporation                                                                        450,593
        7,462   Ionics Incorporated+                                                                        177,670
        8,564   Itron Incorporated+                                                                         157,492
        6,765   Keithley Instruments Incorporated                                                            82,195
       29,497   Kopin Corporation+                                                                          102,650
        7,007   Meade Instruments Corporation+                                                               21,862
        9,887   Mentor Corporation                                                                          315,198
        7,211   Osteotech Incorporated+                                                                      37,209

                                       186

SHARES          SECURITY NAME                                                                          VALUE
        7,286   Photon Dynamics Incorporated+                                                    $          135,738
       24,964   Pinnacle Systems Incorporated+                                                              269,611
        5,168   PolyMedica Corporation+                                                                     136,539
       13,722   ResMed Incorporated+                                                                        392,449
       14,081   Respironics Incorporated+                                                                   450,733
       13,300   Roper Industries Incorporated                                                               458,850
        6,882   Rudolph Technologies Incorporated+                                                           70,816
       10,435   Sola International Incorporated+                                                            104,872
       16,152   Sybron Dental Specialties Incorporated+                                                     225,966
       17,675   Techne Corporation+                                                                         579,563
       13,618   Teledyne Technologies Incorporated+                                                         247,303
       12,651   Theragenics Corporation+                                                                     55,664
       12,195   Trimble Navigation Limited+                                                                 120,731
       12,387   Veeco Instruments Incorporated+                                                             133,780
       11,082   Viasys Healthcare Incorporated+                                                             170,663
        5,493   Vital Signs Incorporated                                                                    163,197
        8,595   X-Rite Incorporated                                                                          66,439

                                                                                                          9,602,448
                                                                                                 ------------------

METAL MINING - 0.19%
        7,073   Brush Engineered Materials Incorporated+                                                     55,169
        4,330   Cleveland-Cliffs Incorporated                                                               104,137
       18,435   Stillwater Mining Company+                                                                  110,610

                                                                                                            269,916
                                                                                                 ------------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.26%
       12,143   Florida Rock Industries Incorporated                                                        371,090
                                                                                                 ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.49%
        6,814   AT Cross Company Class A+                                                                    41,906
       10,027   JAKKS Pacific Incorporated+                                                                 111,490
        7,627   K2 Incorporated+                                                                             60,253
        6,806   Lydall Incorporated+                                                                         80,311
        8,689   Russ Berrie & Company Incorporated                                                          260,757
        7,633   Shuffle Master Incorporated+                                                                142,050

                                                                                                            696,767
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 0.98%
        7,568   Action Performance Companies Incorporated                                                   194,498
       10,413   Cash America International Incorporated                                                      85,282
       10,182   Duane Reade Incorporated+                                                                   162,912
        8,064   Hancock Fabrics Incorporated                                                                130,234
        8,222   J Jill Group Incorporated+                                                                  143,227
        8,080   Jo-Ann Stores Incorporated+                                                                 226,563
       14,506   Zale Corporation+                                                                           437,501

                                                                                                          1,380,217
                                                                                                 ------------------

MOTION PICTURES - 0.08%
       11,202   Avid Technology Incorporated+                                                               115,381
                                                                                                 ------------------

                                       187

SHARES          SECURITY NAME                                                                          VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.92%
       10,538   Arkansas Best Corporation+                                                       $          302,346
        9,267   Forward Air Corporation+                                                                    167,733
       21,258   Heartland Express Incorporated+                                                             398,375
        6,906   Landstar System Incorporated+                                                               338,567
        8,221   Roadway Corporation                                                                         301,546
       11,442   USFreightways Corporation                                                                   328,157
       27,118   Werner Enterprises Incorporated                                                             498,429
       12,400   Yellow Corporation+                                                                         365,899

                                                                                                          2,701,052
                                                                                                 ------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.17%
        7,627   Financial Federal Corporation+                                                              242,920
                                                                                                 ------------------

OIL & GAS EXTRACTION - 4.65%
        5,886   Atwood Oceanics Incorporated+                                                               172,166
       13,517   Cabot Oil & Gas Corporation                                                                 290,616
       15,847   Cal Dive International Incorporated+                                                        319,586
       17,896   Cimarex Energy Company+                                                                     308,706
        8,069   Evergreen Resources Incorporated+                                                           330,668
       18,882   Newfield Exploration Company+                                                               634,246
        7,308   Nuevo Energy Company+                                                                        79,657
       10,527   Oceaneering International Incorporated+                                                     267,912
       11,710   Patina Oil & Gas Corporation                                                                333,735
       10,175   Plains Resources Incorporated+                                                              262,312
       25,824   Pogo Producing Company                                                                      879,565
        5,431   Prima Energy Corporation+                                                                   113,888
       11,108   Remington Oil & Gas Corporation+                                                            156,623
        8,578   SEACOR SMIT Incorporated+                                                                   351,612
       11,844   St Mary Land & Exploration Company                                                          283,072
       11,198   Stone Energy Corporation+                                                                   363,935
       11,429   Swift Energy Company+                                                                       118,862
        6,059   Tetra Technologies Incorporated+                                                            122,089
       16,678   Tom Brown Incorporated+                                                                     381,926
       18,424   Unit Corporation+                                                                           352,820
       13,220   Veritas DGC Incorporated+                                                                   142,908
       26,932   Vintage Petroleum Incorporated                                                              290,866

                                                                                                          6,557,770
                                                                                                 ------------------

PAPER & ALLIED PRODUCTS - 0.55%
       16,258   Buckeye Technologies Incorporated+                                                          119,496
       11,845   Caraustar Industries Incorporated                                                           110,751
        6,445   Chesapeake Corporation                                                                       96,288
        6,647   Pope & Talbot Incorporated                                                                   85,414
       14,583   Rock-Tenn Company Class A                                                                   224,870
        6,352   Schweitzer-Mauduit International Incorporated                                               135,615

                                                                                                            772,434
                                                                                                 ------------------

                                       188

SHARES          SECURITY NAME                                                                          VALUE
PERSONAL SERVICES - 0.67%
        3,672   Angelica Corporation                                                             $           78,911
        3,420   CPI Corporation                                                                              47,025
        8,795   G & K Services Incorporated Class A                                                         297,711
       18,398   Regis Corporation                                                                           520,479

                                                                                                            944,126
                                                                                                 ------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.34%
        8,242   ElkCorp                                                                                     140,691
       11,111   Frontier Oil Corporation                                                                    137,776
        6,985   WD-40 Company                                                                               201,867

                                                                                                            480,334
                                                                                                 ------------------

PRIMARY METAL INDUSTRIES - 1.74%
       10,596   Belden Incorporated                                                                         142,198
        8,739   Century Aluminum Company                                                                     60,823
        6,802   Commonwealth Industries Incorporated                                                         35,711
        4,349   Curtiss-Wright Corporation                                                                  260,027
        6,156   IMCO Recycling Incorporated+                                                                 37,244
       10,827   Intermet Corporation                                                                         52,078
       12,130   Lone Star Technologies Incorporated+                                                        143,741
       17,387   Maverick Tube Corporation+                                                                  154,223
       14,585   Mueller Industries Incorporated+                                                            377,752
        6,954   Quanex Corporation                                                                          241,304
        8,831   RTI International Metals+                                                                    92,726
       20,216   Steel Dynamics Incorporated+                                                                264,627
        4,070   Steel Technologies Incorporated                                                              69,027
        8,944   Texas Industries Incorporated                                                               217,160
       16,314   Tredegar Corporation                                                                        273,260
        5,209   Wolverine Tube Incorporated+                                                                 31,931

                                                                                                          2,453,832
                                                                                                 ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.88%
       14,257   Bowne & Company Incorporated                                                                142,570
        5,618   Consolidated Graphics Incorporated+                                                          98,596
        9,274   Information Holdings Incorporated+                                                          200,782
       12,518   John H Harland Company                                                                      339,864
        5,529   New England Business Service Incorporated                                                   116,938
       11,962   Standard Register Company                                                                   287,088
        6,109   Thomas Nelson Incorporated+                                                                  53,759

                                                                                                          1,239,597
                                                                                                 ------------------

RAILROAD TRANSPORTATION - 0.23%
       25,645   Kansas City Southern Industries Incorporated+                                               317,998
                                                                                                 ------------------

                                       189

SHARES          SECURITY NAME                                                                          VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
        8,850   Titan International Incorporated                                                 $           22,922
                                                                                                 ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.77%
       11,450   Jefferies Group Incorporated                                                                436,932
       20,582   Raymond James Financial Incorporated                                                        557,155
        7,328   SWS Group Incorporated                                                                       89,768

                                                                                                          1,083,855
                                                                                                 ------------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.48%
       12,101   Apogee Enterprises Incorporated                                                             132,385
        6,531   CARBO Ceramics Incorporated                                                                 234,071
        6,595   Libbey Incorporated                                                                         210,117
        5,181   Standex International Corporation                                                           105,071

                                                                                                            681,644
                                                                                                 ------------------

TEXTILE MILL PRODUCTS - 0.11%
       21,765   Interface Incorporated Class A                                                               86,189
        3,195   Oxford Industries Incorporated                                                               69,971

                                                                                                            156,160
                                                                                                 ------------------

TRANSPORTATION BY AIR - 0.57%
       19,215   Atlantic Coast Airlines Holdings+                                                           177,739
       12,599   Frontier Airlines Incorporated+                                                              61,483
       13,809   Mesa Air Group Incorporated+                                                                 50,403
        6,594   Midwest Express Holdings Incorporated+                                                       26,376
        9,509   Offshore Logistics Incorporated+                                                            170,782
       24,419   SkyWest Incorporated                                                                        319,889

                                                                                                            806,672
                                                                                                 ------------------

TRANSPORTATION EQUIPMENT - 2.57%
       13,548   AAR Corporation                                                                              64,353
        9,561   Artic Cat Incorporated                                                                      133,472
       10,579   Clarcor Incorporated                                                                        324,775
        6,860   Coachmen Industries Incorporated                                                            102,969
       15,215   Fleetwood Enterprises Incorporated+                                                         102,549
       18,370   GenCorp Incorporated                                                                        184,619
        9,841   Group 1 Automotive Incorporated+                                                            219,946
        6,547   Huffy Corporation+                                                                           50,543
       18,152   JLG Industries Incorporated                                                                 146,124
       12,258   Monaco Coach Corporation+                                                                   245,528
        7,178   Oshkosh Truck Corporation                                                                   404,839
        9,818   Polaris Industries Incorporated                                                             608,715
        5,338   Standard Motor Products Incorporated                                                         57,704
       12,105   Thor Industries Incorporated                                                                420,770
        6,741   Triumph Group Incorporated+                                                                 188,748
        9,796   Wabash National Corporation                                                                  52,996
        7,991   Winnebago Industries Incorporated                                                           315,884

                                                                                                          3,624,534
                                                                                                 ------------------

                                       190

SHARES          SECURITY NAME                                                                          VALUE
TRANSPORTATION SERVICES - 0.08%
       10,570   Pegasus Solutions Incorporated+                                                  $          111,514
                                                                                                 ------------------

WATER TRANSPORTATION - 0.16%
       10,201   Kirby Corporation+                                                                          230,747
                                                                                                 ------------------

WHOLESALE TRADE-DURABLE GOODS - 1.88%
        8,158   Applied Industrial Technologies Incorporated                                                138,278
        8,005   Barnes Group Incorporated                                                                   160,820
        5,584   Building Materials Holding Corporation+                                                      65,333
        6,319   Castle (AM) & Company                                                                        42,653
        5,540   Department 56 Incorporated+                                                                  57,893
        9,451   Digi International Incorporated+                                                             18,458
       10,162   Hughes Supply Incorporated                                                                  296,121
        7,961   Imagistics International Incorporated+                                                      138,123
       19,585   Insight Enterprises Incorporated+                                                           198,788
        9,542   Kaman Corporation Class A                                                                   116,890
        4,082   Lawson Products Incorporated                                                                118,990
       14,502   Owens & Minor Incorporated                                                                  207,234
       21,891   PEP Boys-Manny Moe & Jack                                                                   268,165
       13,565   Pioneer Standard Electronics Incorporated                                                    98,211
       13,485   Reliance Steel & Aluminum Company                                                           294,647
       10,550   Ryerson Tull Incorporated                                                                    67,837
       10,074   SCP Pool Corporation+                                                                       276,128
        9,019   TBC Corporation+                                                                             93,527

                                                                                                          2,658,096
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.31%
        8,205   Advanced Marketing Services Incorporated                                                    113,147
       18,979   DIMON Incorporated                                                                          118,429
        5,837   Enesco Group Incorporated+                                                                   40,917
       23,086   Fleming Companies Incorporated                                                              115,430
       14,408   Hain Celestial Group Incorporated+                                                          211,077
        8,114   International Multifoods Corporation+                                                       159,034
       18,083   Men's Wearhouse Incorporated+                                                               265,820
       12,780   Myers Industries Incorporated                                                               160,133
        5,070   Nash-Finch Company                                                                           68,952
       19,107   Performance Food Group Company+                                                             648,874
       18,713   Priority Healthcare Corporation+                                                            471,568
        7,756   School Specialty Incorporated+                                                              193,978
       17,740   Stride Rite Corporation                                                                     140,323
        8,123   United Natural Foods Incorporated+                                                          187,073
       14,029   United Stationers Incorporated+                                                             368,963

                                                                                                          3,263,718
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $155,162,836)                                                                  128,838,859
                                                                                                 ------------------

                                       191

SHARES          SECURITY NAME                                                                          VALUE
REAL ESTATE INVESTMENT TRUST - 1.44%
       11,857   Capital Automotive                                                               $          296,187
        9,555   Colonial Properties Trust                                                                   345,699
        7,748   Essex Property Trust Incorporated                                                           383,061
       11,782   Glenborough Realty Trust Incorporated                                                       239,175
       11,873   Kilroy Realty Corporation                                                                   281,509
       15,217   Shurgard Storage Centers Incorporated                                                       481,162

                                                                                                          2,026,793
                                                                                                 ------------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,982,538)                                                      2,026,793
                                                                                                 ------------------

WARRANT - 0.00%
       19,800   Escrow Mascotech Incorporated(a)                                                                  0
                                                                                                 ------------------

TOTAL WARRANT (COST $0)                                                                                           0
                                                                                                 ------------------

PRINCIPAL                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 7.21%

REPURCHASE AGREEMENT - 6.56%
$   9,244,000   Credit Suisse First Boston - 102%
                Collateralized by US Government Securities             1.96%           10/1/02            9,244,000
                                                                                                 ------------------

US TREASURY BILLS - 0.65%
      456,000   US Treasury Bills#                                     1.79^          10/10/02              455,825
      470,000   US Treasury Bills#                                     1.61^           2/20/03              467,237

                                                                                                            923,062
                                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,166,871)                                                          10,167,062
                                                                                                 ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $167,312,245)*                                        100.01%                              $      141,032,714
Other Assets and Liabilities, Net                            (0.01)                                          (9,488)
                                                            ------                               ------------------
TOTAL NET ASSETS                                            100.00%                              $      141,023,226
                                                            ======                               ==================

+   NON-INCOME EARNING SECURITIES.
#   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
^   YIELD TO MATURITY.
(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES ADOPTED BY THE BOARD OF DIRECTORS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $168,014,434 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $    22,079,627
    Gross Unrealized Depreciation                                        (49,061,347)
                                                                     ---------------
    NET UNREALIZED DEPRECIATION                                      $   (26,981,720)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL CAP VALUE PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 94.97%

AMUSEMENT & RECREATION SERVICES - 2.44%
      210,137   Alliance Gaming Corporation+                                                     $        3,248,718
                                                                                                 ------------------

APPAREL & ACCESSORY STORES - 1.19%
       65,180   Urban Outfitters Incorporated+                                                            1,583,222
                                                                                                 ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.13%
       77,780   Kellwood Company                                                                          1,778,051
       70,401   Russell Corporation                                                                       1,055,311

                                                                                                          2,833,362
                                                                                                 ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.84%
       25,662   Lithia Motors Incorporated+                                                                 436,511
       38,173   Sonic Automotive Incorporated+                                                              675,662

                                                                                                          1,112,173
                                                                                                 ------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 9.79%
       41,415   Beazer Homes USA Incorporated+                                                            2,528,386
       56,630   Hovnanian Enterprises Incorporated+                                                       1,914,094
       82,254   MDC Holdings Incorporated                                                                 2,903,566
        9,474   NVR Incorporated+                                                                         2,840,589
       76,530   Ryland Group Incorporated                                                                 2,844,620

                                                                                                         13,031,255
                                                                                                 ------------------

BUSINESS SERVICES - 0.94%
       38,082   Fair Isaac and Company Incorporated                                                       1,245,281
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 3.90%
       35,940   MacDermid Incorporated                                                                      717,003
      186,639   NBTY Incorporated+                                                                        2,422,574
      145,315   RPM Incorporated                                                                          2,043,129

                                                                                                          5,182,706
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 13.67%
       39,972   Anchor Bancorp Wisconsin Incorporated                                                       807,434
       73,013   BankAtlantic Bancorp Incorporated Class A                                                   655,657
       82,018   Commercial Federal Corporation                                                            1,785,532
       54,109   Community First Bankshares Incorporated                                                   1,508,559
       74,411   Dime Community Bancshares                                                                 1,593,884
       25,835   First Essex Bancorp Incorporated                                                            853,847
       87,643   Flagstar Bancorp Incorporated                                                             1,814,210
       53,388   Independence Community Bank Corporation                                                   1,325,090
       24,863   Independent Bank Corporation                                                                822,965
       54,543   Old National Bancorp                                                                      1,355,939
       83,014   R & G Financial Corporation Class B                                                       1,811,365
       40,064   Seacoast Financial Services Corporation                                                     804,084
       48,794   Staten Island Bancorp Incorporated                                                          849,016

                                       193

SHARES          SECURITY NAME                                                                          VALUE
       55,726   Trustmark Corporation                                                            $        1,270,553
       32,548   Wintrust Financial Corporation                                                              932,500

                                                                                                         18,190,635
                                                                                                 ------------------

EATING & DRINKING PLACES - 2.73%
       22,512   Landry's Restaurants Incorporated                                                           508,546
      166,475   Ruby Tuesday Incorporated                                                                 3,126,401

                                                                                                          3,634,947
                                                                                                 ------------------

EDUCATIONAL SERVICES - 2.43%
       85,494   Corinthian Colleges Incorporated+                                                         3,226,543
                                                                                                 ------------------

ELECTRIC, GAS & SANITARY SERVICES - 0.24%
       32,858   Northwestern Corporation                                                                    320,694
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.17%
       41,954   Benchmark Electronics Incorporated+                                                         883,132
       23,772   Moog Incorporated+                                                                          671,797

                                                                                                          1,554,929
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.63%
       33,763   Right Management Consultants Incorporated+                                                  831,920
                                                                                                 ------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.92%
       46,182   Alliant Techsystems Incorporated+                                                         3,198,104
       70,859   Silgan Holdings Incorporated+                                                             2,015,230

                                                                                                          5,213,334
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 3.48%
      102,469   Constellation Brands Incorporated+                                                        2,367,034
       85,077   Interstate Bakeries Corporation                                                           2,260,496

                                                                                                          4,627,530
                                                                                                 ------------------

HEALTH SERVICES - 9.73%
      108,730   Coventry Health Care Incorporated+                                                        3,533,724
      108,036   Curative Health Services Incorporated+                                                    1,172,191
      126,045   DaVita Incorporated+                                                                      2,974,662
       79,406   Pediatrix Medical Group Incorporated+                                                     2,460,792
       92,466   Sierra Health Services Incorporated+                                                      1,658,840
       53,662   Sunrise Assisted Living Incorporated+                                                     1,151,050

                                                                                                         12,951,259
                                                                                                 ------------------

HOLDING & OTHER INVESTMENT OFFICES - 0.41%
       25,010   Novastar Financial Incorporated                                                             546,469
                                                                                                 ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.86%
       60,502   Electronics Boutique Holdings Corporation+                                                1,660,780
       43,580   Guitar Center Incorporated+                                                                 818,432

                                                                                                          2,479,212
                                                                                                 ------------------

                                       194

SHARES          SECURITY NAME                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 3.61%
       72,027   Ameristar Casinos Incorporated+                                                  $        1,365,632
       64,822   Boyd Gaming Corporation+                                                                  1,210,227
       68,602   Choice Hotels International Incorporated+                                                 1,585,392
       27,960   Kerzner International Limited+                                                              643,080

                                                                                                          4,804,331
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.32%
       54,565   Engineered Support Systems Incorporated                                                   3,112,388
       25,388   ScanSource Incorporated+                                                                  1,473,773
       24,575   Woodward Governor Company                                                                 1,164,806

                                                                                                          5,750,967
                                                                                                 ------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.75%
       33,315   Brown & Brown Incorporated                                                                  999,450
                                                                                                 ------------------

INSURANCE CARRIERS - 3.60%
       34,060   American Medical Security Group+                                                            481,608
       99,032   Mid Atlantic Medical Services+                                                            3,584,957
       33,763   Stewart Information Services Corporation+                                                   720,840

                                                                                                          4,787,405
                                                                                                 ------------------

LEATHER & LEATHER PRODUCTS - 0.38%
       35,297   Shoe Carnival Incorporated+                                                                 502,982
                                                                                                 ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 1.08%
       17,013   American Woodmark Corporation                                                               863,240
       30,795   Universal Forest Products Incorporated                                                      579,562

                                                                                                          1,442,802
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.44%
       28,447   Cooper Companies Incorporated                                                             1,493,468
       51,100   HealthTronics Surgical Services Incorporated+                                               427,707

                                                                                                          1,921,175
                                                                                                 ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
       48,484   Nautilus Group Incorporated+                                                                945,438
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 2.30%
       24,128   AC Moore Arts & Crafts Incorporated+                                                        509,825
       41,598   Action Performance Companies Incorporated                                                 1,069,069
       77,480   Sharper Image Corporation+                                                                1,481,418

                                                                                                          3,060,312
                                                                                                 ------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.98%
      121,567   Doral Financial Corporation                                                               2,934,627
      100,840   New Century Financial Corporation                                                         2,359,656

                                                                                                          5,294,283
                                                                                                 ------------------

                                       195

SHARES          SECURITY NAME                                                                          VALUE
OIL & GAS EXTRACTION - 1.21%
       79,750   Denbury Resources Incorporated+                                                  $          811,058
       25,600   Houston Exploration Company+                                                                797,440

                                                                                                          1,608,498
                                                                                                 ------------------

PRIMARY METAL INDUSTRIES - 2.23%
       37,020   Quanex Corporation                                                                        1,284,594
      128,880   Steel Dynamics Incorporated+                                                              1,687,039

                                                                                                          2,971,633
                                                                                                 ------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.55%
       42,584   Schulman (A) Incorporated                                                                   737,981
                                                                                                 ------------------

TRANSPORTATION EQUIPMENT - 2.75%
       59,689   American Axle & Manufacturing Holdings Incorporated+                                      1,491,031
       48,977   Group 1 Automotive Incorporated+                                                          1,094,636
       18,995   Oshkosh Truck Corporation                                                                 1,071,318

                                                                                                          3,656,985
                                                                                                 ------------------

WHOLESALE TRADE-DURABLE GOODS - 1.50%
      162,684   PEP Boys-Manny Moe & Jack                                                                 1,992,879
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 3.06%
       51,315   Fresh Del Monte Produce Incorporated                                                      1,313,151
       40,247   Standard Commercial Corporation                                                             673,735
       65,380   Tractor Supply Company+                                                                   2,077,776

                                                                                                          4,064,662
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $112,630,610)                                                                  126,355,972
                                                                                                 ------------------

REAL ESTATE INVESTMENT TRUST - 2.07%
      100,119   Annaly Mortgage Management Incorporated                                                   1,847,196
       81,835   Impac Mortgage Holdings Incorporated                                                        912,460

TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,069,883)                                                      2,759,656
                                                                                                 ------------------

PRINCIPAL                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 2.55%

REPURCHASE AGREEMENT - 2.55%
$   3,396,172   Goldman Sachs & Company - 102%
                Collateralized by US Government Securities              1.96%          10/1/02            3,396,172
                                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENT (COST $3,396,172)                                                             3,396,172
                                                                                                 ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $118,096,665)*                                         99.59%                              $      132,511,800
Other Assets and Liabilities, Net                             0.41                                          543,381
                                                            ------                               ------------------
TOTAL NET ASSETS                                            100.00%                              $      133,055,181
                                                            ======                               ==================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $118,096,665 AND NET UNREALIZED APPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $  22,900,595
    Gross Unrealized Depreciation                                       (8,485,460)
                                                                     -------------
    NET UNREALIZED APPRECIATION                                      $  14,415,135

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL COMPANY GROWTH PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 95.66%

AMUSEMENT & RECREATION SERVICES - 1.38%
      344,900   Penn National Gaming Incorporated+                                               $        6,511,712
                                                                                                 ------------------

APPAREL & ACCESSORY STORES - 1.92%
      944,200   Charming Shoppes Incorporated+                                                            6,373,350
      113,600   Too Incorporated+                                                                         2,644,608

                                                                                                          9,017,958
                                                                                                 ------------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.56%
       71,900   Advance Auto Parts+                                                                       3,792,006
      284,300   CSK Auto Corporation+                                                                     3,548,064

                                                                                                          7,340,070
                                                                                                 ------------------

BUSINESS SERVICES - 10.35%
      223,700   Autodesk Incorporated                                                                     2,834,279
      534,300   DoubleClick Incorporated+                                                                 2,746,302
      261,200   Macromedia Incorporated+                                                                  2,019,076
      243,600   Magma Design Automation Incorporated+                                                     2,172,912
      295,700   NetIQ Corporation+                                                                        4,287,650
      234,800   Pittston Brink's Group                                                                    5,259,520
      134,600   Pixar Incorporated+                                                                       6,474,260
      378,400   Progress Software Corporation+                                                            4,578,640
      920,700   Red Hat Incorporated+                                                                     4,373,325
      153,800   SERENA Software Incorporated+                                                             1,845,600
      213,900   THQ Incorporated+                                                                         4,449,120
      206,000   WebEx Communications Incorporated+                                                        2,305,140
    1,056,600   WebMD Corporation+                                                                        5,335,830

                                                                                                         48,681,654
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 7.08%
      404,800   Agrium Incorporated                                                                       3,703,920
       82,300   Barr Laboratories Incorporated+                                                           5,126,467
      130,200   Cephalon Incorporated+                                                                    5,314,764
      244,000   Ferro Corporation                                                                         5,636,400
      295,500   IVAX Corporation+                                                                         3,625,785
      405,000   NBTY Incorporated+                                                                        5,256,900
      113,500   Neurocrine Biosciences Incorporated+                                                      4,653,500

                                                                                                         33,317,736
                                                                                                 ------------------

COAL MINING - 1.03%
      294,200   Arch Coal Incorporated                                                                    4,869,010
                                                                                                 ------------------

COMMUNICATIONS - 1.82%
      193,500   Lin TV Corporation Class A+                                                               4,789,125
      275,200   Sinclair Broadcast Group Incorporated+                                                    3,770,240

                                                                                                          8,559,365
                                                                                                 ------------------

                                       197

SHARES          SECURITY NAME                                                                          VALUE
CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.90%
      177,000   Chicago Bridge & Iron Company NV ADR                                             $        4,248,000
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 2.78%
      159,000   BankUnited Financial Corporation Class A+                                                 2,536,050
      209,900   FirstFed Financial Corporation+                                                           5,404,925
      313,700   W Holding Company Incorporated                                                            5,113,310

                                                                                                         13,054,285
                                                                                                 ------------------

ELECTRIC, GAS & SANITARY SERVICES - 0.73%
       98,500   Waste Connections Incorporated+                                                           3,426,815
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.40%
      225,800   A O Smith Corporation                                                                     6,417,236
      412,000   Advanced Micro Devices Incorporated+                                                      2,200,080
      168,800   Benchmark Electronics Incorporated+                                                       3,553,240
      378,900   DSP Group Incorporated+                                                                   6,084,755
      580,400   GrafTech International Limited+                                                           4,207,900
       57,700   Harman International Industries Incorporated                                              2,985,975
      241,300   Integrated Circuit Systems Incorporated+                                                  3,788,410
      145,800   Integrated Device Technology Incorporated+                                                1,522,152
      307,400   Kemet Corporation+                                                                        2,628,270
      232,700   Novellus Systems Incorporated+                                                            4,842,487
      309,600   Power-One Incorporated+                                                                     922,608
      146,700   QLogic Corporation+                                                                       3,820,068
      664,300   Skyworks Solutions Incorporated+                                                          3,009,279
      266,500   Zoran Corporation+                                                                        2,931,500

                                                                                                         48,913,960
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.98%
      289,800   Kroll Incorporated+                                                                       5,746,734
      286,900   Telik Incorporated+                                                                       3,551,822

                                                                                                          9,298,556
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 1.41%
       89,900   Constellation Brands Incorporated+                                                        2,076,690
      171,400   Interstate Bakeries Corporation                                                           4,554,098

                                                                                                          6,630,788
                                                                                                 ------------------

HEALTH SERVICES - 8.21%
      445,800   Caremark Rx Incorporated+                                                                 7,578,600
      248,000   Health Management Associates Incorporated Class A+                                        5,014,560
      113,000   Inveresk Research Group Incorporated+                                                     2,135,700
      254,200   Lincare Holdings Incorporated+                                                            7,890,368
      257,800   Manor Care Incorporated+                                                                  5,795,344
      160,600   Pediatrix Medical Group Incorporated+                                                     4,976,994
      137,200   Triad Hospitals Incorporated+                                                             5,206,740

                                                                                                         38,598,306
                                                                                                 ------------------

                                       198

SHARES          SECURITY NAME                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.77%
      115,600   FRB Asset Investment Corporation                                                 $        3,613,656
                                                                                                 ------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.98%
      246,200   Guitar Center Incorporated+                                                               4,623,636
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.86%
      294,000   AGCO Corporation+                                                                         6,820,800
      284,000   Asyst Technologies Incorporated+                                                          1,715,360
       44,400   CoorsTek Incorporated+                                                                      666,000
      132,900   ProQuest Company+                                                                         4,033,515
      292,100   Terex Corporation+                                                                        4,936,490

                                                                                                         18,172,165
                                                                                                 ------------------

INSURANCE CARRIERS - 6.79%
      219,600   HCC Insurance Holdings Incorporated                                                       5,272,596
      250,690   IPC Holdings Limited+                                                                     7,362,765
      227,920   Scottish Annuity & Life Holdings Limited                                                  3,886,036
      253,500   Selective Insurance Group Incorporated                                                    5,508,555
      335,300   UICI+                                                                                     5,451,978
      130,850   WR Berkley Corporation                                                                    4,448,900

                                                                                                         31,930,830
                                                                                                 ------------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.97%
      707,700   Louisiana-Pacific Corporation+                                                            4,578,819
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.08%
      108,100   Advanced Neuromodulation Systems Incorporated+                                            3,597,568
      129,500   American Medical Systems Incorporated+                                                    2,687,125
      274,600   Cyberonics Incorporated+                                                                  4,725,866
       32,100   FLIR Systems Incorporated+                                                                1,123,179
      203,600   SonoSite Incorporated+                                                                    2,337,328

                                                                                                         14,471,066
                                                                                                 ------------------

METAL MINING - 1.00%
      500,100   Noranda Incorporated                                                                      4,700,940
                                                                                                 ------------------

MOTION PICTURES - 0.68%
      180,400   Regal Entertainment Group+                                                                3,211,120
                                                                                                 ------------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 3.23%
      233,000   CNF Incorporated                                                                          7,313,870
      333,700   JB Hunt Transport Services Incorporated+                                                  7,858,635

                                                                                                         15,172,505
                                                                                                 ------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.70%
      451,400   AmeriCredit Corporation+                                                                  3,642,798
      393,100   Saxon Capital Incorporated+                                                               4,351,617

                                                                                                          7,994,415
                                                                                                 ------------------

                                       199

SHARES          SECURITY NAME                                                                          VALUE
OIL & GAS EXTRACTION - 3.55%
      424,100   Grey Wolf Incorporated+                                                          $        1,526,760
      285,000   Pioneer Natural Resources Company+                                                        6,911,250
       99,400   Spinnaker Exploration Company+                                                            2,852,780
      483,600   Superior Energy Services Incorporated+                                                    3,143,400
      269,800   Ultra Petroleum Corporation+                                                              2,252,830

                                                                                                         16,687,020
                                                                                                 ------------------

PAPER & ALLIED PRODUCTS - 1.75%
      704,200   Abitibi-Consolidated Incorporated                                                         4,767,434
      393,500   Domtar Incorporated                                                                       3,470,670

                                                                                                          8,238,104
                                                                                                 ------------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.66%
      318,100   Frontier Oil Corporation                                                                  3,944,440
      145,100   Valero Energy Corporation                                                                 3,840,797

                                                                                                          7,785,237
                                                                                                 ------------------

PRIMARY METAL INDUSTRIES - 1.03%
      289,100   Tredegar Corporation                                                                      4,842,425
                                                                                                 ------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.57%
      196,600   Belo Corporation Class A                                                                  4,301,608
      312,800   Moore Corporation Limited+                                                                3,065,440

                                                                                                          7,367,048
                                                                                                 ------------------

RAILROAD TRANSPORTATION - 0.83%
      313,800   Kansas City Southern Industries Incorporated+                                             3,891,120
                                                                                                 ------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.78%
      228,400   Cooper Tire & Rubber Company                                                              3,686,376
                                                                                                 ------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.62%
      653,000   E*TRADE Group Incorporated+                                                               2,905,850
                                                                                                 ------------------

TRANSPORTATION BY AIR - 1.27%
      454,300   SkyWest Incorporated                                                                      5,951,330
                                                                                                 ------------------

TRANSPORTATION EQUIPMENT - 2.32%
      280,100   Autoliv Incorporated                                                                      5,904,508
      238,970   Brunswick Corporation                                                                     5,027,929

                                                                                                         10,932,437
                                                                                                 ------------------

TRANSPORTATION SERVICES - 0.50%
      205,100   Pacer International Incorporated+                                                         2,327,885
                                                                                                 ------------------

WATER TRANSPORTATION - 0.30%
       87,600   Royal Caribbean Cruises Limited                                                           1,394,592
                                                                                                 ------------------

                                       200

SHARES          SECURITY NAME                                                                          VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.53%
      211,400   Ingram Micro Incorporated+                                                       $        2,811,620
      310,700   Omnicare Incorporated                                                                     6,561,984
       96,100   Tech Data Corporation+                                                                    2,537,040

                                                                                                         11,910,644
                                                                                                 ------------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.34%
      239,400   Men's Wearhouse Incorporated+                                                             3,519,180
      184,600   Nu Skin Enterprises Incorporated                                                          2,252,120
      208,600   School Specialty Incorporated+                                                            5,217,086

                                                                                                         10,988,386
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $472,059,830)                                                                  449,845,821
                                                                                                 ------------------

PRINCIPAL                                                           INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 4.41%

REPURCHASE AGREEMENT - 4.41%

$20,756,455     Goldman Sachs & Company - 102%
                 Collateralized by US Government Securities             1.96%          10/1/02           20,756,455
                                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENT (COST $20,756,455)                                                           20,756,455
                                                                                                 ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $492,816,285)*                                        100.07%                              $      470,602,276
Other Assets and Liabilities, Net                            (0.07)                                        (328,122)
                                                            ------                               ------------------
TOTAL NET ASSETS                                            100.00%                              $      470,274,154
                                                            ======                               ==================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $496,112,101 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                                    $  43,084,582
    Gross Unrealized Depreciation                                      (68,594,407)
                                                                     -------------
    NET UNREALIZED DEPRECIATION                                      $ (25,509,825)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  SMALL COMPANY VALUE PORTFOLIO

SHARES          SECURITY NAME                                                                          VALUE
COMMON STOCK - 92.03%

APPAREL & ACCESSORY STORES - 0.69%
       88,760   American Eagle Outfitters Incorporated+                                          $        1,070,446
                                                                                                 ------------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.86%
      105,562   Phillips-van Heusen Corporation                                                           1,330,081
                                                                                                 ------------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.85%
      178,646   Dollar Thrifty Automotive Group Incorporated+                                             2,867,268
                                                                                                 ------------------

BUSINESS SERVICES - 5.37%
       84,420   Avocent Corporation+                                                                      1,129,540
      284,100   Earthlink Incorporated+                                                                   1,517,094
      136,400   Intergraph Corporation+                                                                   2,331,076
       73,010   Kana Software Incorporated+                                                                  58,408
      361,310   MPS Group Incorporated+                                                                   2,095,598
      185,940   Rent-way Incorporated+                                                                      557,820
       75,450   United Rentals Incorporated+                                                                636,798

                                                                                                          8,326,334
                                                                                                 ------------------

CHEMICALS & ALLIED PRODUCTS - 4.92%
      184,100   Agrium Incorporated                                                                       1,684,515
      142,870   Crompton Corporation                                                                      1,435,844
       50,500   H B Fuller Company                                                                        1,343,300
      121,412   NL Industries                                                                             1,761,688
      221,950   USEC Incorporated                                                                         1,389,407

                                                                                                          7,614,754
                                                                                                 ------------------

COMMUNICATIONS - 1.90%
      136,370   Emmis Communications Corporation+                                                         2,591,030
       69,430   Regent Communications Incorporated+                                                         352,704

                                                                                                          2,943,734
                                                                                                 ------------------

CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 1.43%
       71,958   Dycom Industries Incorporated+                                                              659,135
      108,800   Insituform Technologies Incorporated Class A+                                             1,561,171

                                                                                                          2,220,306
                                                                                                 ------------------

DOMESTIC DEPOSITORY INSTITUTIONS - 7.60%
      181,246   Brookline Bancorp Incorporated                                                            2,129,822
       66,560   Cullen/frost Bankers Incorporated                                                         2,273,024
      187,930   Gold Banc Corporation Incorporated                                                        1,822,921
       47,710   PFF Bancorp Incorporated                                                                  1,322,521
      140,200   Riggs National Corporation                                                                2,003,458
      131,970   Waypoint Financial Corporation                                                            2,225,014

                                                                                                         11,776,760
                                                                                                 ------------------

EATING & DRINKING PLACES - 1.52%
      103,660   Triarc Companies Incorporated+                                                            2,352,045
                                                                                                 ------------------

                                       202

SHARES          SECURITY NAME                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES - 5.50%
       87,370   DQE Incorporated                                                                 $        1,310,550
      181,771   El Paso Electric Company+                                                                 2,159,439
      113,300   Energen Corporation                                                                       2,867,623
       60,235   UGI Corporation                                                                           2,189,542

                                                                                                          8,527,154
                                                                                                 ------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.42%
      101,793   Actel Corporation+                                                                        1,058,647
      139,050   C&D Technologies Incorporated                                                             2,038,473
       54,050   Harman International Industries Incorporated                                              2,797,088
       99,330   Plexus Corporation+                                                                         918,803
      140,970   Technitrol Incorporated                                                                   2,107,502
      100,000   Three-five Systems Incorporated+                                                            464,000
      122,270   Tollgrade Communications Incorporated+                                                      954,929
      105,870   Zoran Corporation+                                                                        1,164,570

                                                                                                         11,504,012
                                                                                                 ------------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.88%
      143,800   Quintiles Transnational Corporation+                                                      1,367,538
                                                                                                 ------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.83%
      192,360   Tower Automotive Incorporated+                                                            1,288,812
                                                                                                 ------------------

FOOD & KINDRED PRODUCTS - 0.96%
       56,210   Interstate Bakeries Corporation                                                           1,493,500
                                                                                                 ------------------

FOOD STORES - 0.64%
      108,000   Pathmark Stores Incorporated+                                                               988,200
                                                                                                 ------------------

GENERAL MERCHANDISE STORES - 1.76%
      171,830   Saks Incorporated+                                                                        1,809,370
       69,982   Shopko Stores Incorporated+                                                                 913,965

                                                                                                          2,723,335
                                                                                                 ------------------

HEALTH SERVICES - 1.85%
      354,530   Beverly Enterprises Incorporated+                                                           857,963
       86,700   RehabCare Group Incorporated+                                                             2,005,371

                                                                                                          2,863,334
                                                                                                 ------------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.92%
       86,540   Granite Construction Incorporated                                                         1,426,179
                                                                                                 ------------------

HOLDING & OTHER INVESTMENT OFFICES - 3.26%
       56,440   CBL & Associates Properties Incorporated                                                  2,187,050
       96,190   FelCor Lodging Trust Incorporated                                                         1,234,118
       68,650   Kilroy Realty Corporation                                                                 1,627,692

                                                                                                          5,048,860
                                                                                                 ------------------

                                       203

SHARES          SECURITY NAME                                                                          VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.61%
       71,300   Aztar Corporation+                                                               $          941,873
                                                                                                 ------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.13%
      191,520   Computer Network Technology Corporation+                                                    961,430
      137,700   Joy Global Incorporated+                                                                  1,142,910
      249,400   Kulicke & Soffa Industries Incorporated+                                                    748,200
      123,630   National-Oilwell Incorporated+                                                            2,395,949
       76,300   Robbins & Myers Incorporated                                                              1,422,995
       87,800   Sandisk Corporation+                                                                      1,151,058
      611,400   Silicon Graphics Incorporated+                                                              501,348
       92,540   Terex Corporation+                                                                        1,563,926
      229,600   UNOVA Incorporated+                                                                       1,129,632
       91,320   W-H Energy Services Incorporated+                                                         1,579,836

                                                                                                         12,597,284
                                                                                                 ------------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.79%
       68,960   Clark/Bardes Incorporated+                                                                1,226,798
                                                                                                 ------------------

INSURANCE CARRIERS - 7.53%
      154,480   AMERIGROUP Corporation+                                                                   5,184,349
      106,328   Harleysville Group Incorporated                                                           2,791,110
      110,680   Pacificare Health Systems+                                                                2,555,601
       67,020   Scottish Annuity & Life Holdings Limited                                                  1,142,691

                                                                                                         11,673,751
                                                                                                 ------------------

LEATHER & LEATHER PRODUCTS - 0.59%
       66,140   Genesco Incorporated+                                                                       912,732
                                                                                                 ------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.96%
       50,400   Arrow International Incorporated                                                          1,621,368
       55,800   Coherent Incorporated+                                                                    1,018,350
       34,770   ESCO Technologies Incorporated+                                                           1,123,071
       79,700   Rudolph Technologies Incorporated+                                                          820,113

                                                                                                          4,582,902
                                                                                                 ------------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.12%
      166,790   Callaway Golf Company                                                                     1,734,616
                                                                                                 ------------------

MISCELLANEOUS RETAIL - 2.45%
      115,800   Duane Reade Incorporated+                                                                 1,852,800
      115,310   Friedman's Incorporated Class A                                                             897,112
      105,040   Galyan's Trading Company Incorporated+                                                    1,051,450

                                                                                                          3,801,362
                                                                                                 ------------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.68%
       88,260   Federal Agricultural Mortgage Corporation Class C+                                        2,604,553
                                                                                                 ------------------

                                       204

SHARES          SECURITY NAME                                                                          VALUE
OIL & GAS EXTRACTION - 3.59%
       55,640   Cal Dive International Incorporated+                                             $        1,122,092
      262,910   Ultra Petroleum Corporation+                                                              2,195,299
      117,640   Unit Corporation+                                                                         2,252,806

                                                                                                          5,570,197
                                                                                                 ------------------

PAPER & ALLIED PRODUCTS - 2.28%
      159,900   Buckeye Technologies Incorporated+                                                        1,175,265
      125,230   Caraustar Industries Incorporated+                                                        1,170,901
       91,900   Pope & Talbot Incorporated                                                                1,180,915

                                                                                                          3,527,081
                                                                                                 ------------------

PRIMARY METAL INDUSTRIES - 3.27%
      191,325   AK Steel Holding Corporation+                                                             1,398,586
       92,520   Lone Star Technologies Incorporated+                                                      1,096,362
       51,680   Precision Castparts Corporation                                                           1,120,422
       59,650   Texas Industries Incorporated                                                             1,448,302

                                                                                                          5,063,672
                                                                                                 ------------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.46%
      106,732   Spartech Corporation                                                                      2,258,449
                                                                                                 ------------------

TRANSPORTATION BY AIR - 2.31%
      145,980   Airborne Incorporated                                                                     1,655,413
      253,180   Airtran Holdings Incorporated+                                                              787,390
      233,740   Frontier Airlines Incorporated+                                                           1,140,651

                                                                                                          3,583,454
                                                                                                 ------------------

TRANSPORTATION EQUIPMENT - 0.59%
      168,340   Wabash National Corporation                                                                 910,719
                                                                                                 ------------------

TRANSPORTATION SERVICES - 1.19%
       93,200   GATX Corporation                                                                          1,845,360
                                                                                                 ------------------

WHOLESALE TRADE - DURABLE GOODS - 0.39%
       49,610   Dura Automotive Systems Incorporated+                                                       607,723
                                                                                                 ------------------

WHOLESALE TRADE - NONDURABLE GOODS - 0.93%
       73,525   International Multifoods Corporation+                                                     1,441,090
                                                                                                 ------------------

TOTAL COMMON STOCK (COST $169,772,374)                                                                  142,616,268
                                                                                                 ------------------

CLOSED END MUTUAL FUND - 0.99%
       90,790   Gladstone Capital Corporation                                                             1,532,534
                                                                                                 ------------------

TOTAL CLOSED END MUTUAL FUND (COST $1,615,429)                                                            1,532,534
                                                                                                 ------------------

                                       205

SHARES          SECURITY NAME                                                                          VALUE
REAL ESTATE INVESTMENT TRUST - 5.09%
       57,520   Eastgroup Properties Incorporated                                                $        1,423,620
      129,280   Glenborough Realty Trust Incorporated                                                     2,624,384
      173,920   Lasalle Hotel Properties                                                                  2,174,000
      193,980   Meristar Hospitality Corporation                                                          1,666,288

TOTAL REAL ESTATE INVESTMENT TRUST (COST $7,457,477)                                                      7,888,292
                                                                                                 ------------------

PRINCIPAL                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENT - 4.00%

REPURCHASE AGREEMENT - 4.00%
   $6,206,591   Goldman Sachs & Company - 102%
                 Collateralized by US Government
                 Securities                                          1.96%         10/1/02                6,206,591
                                                                                                 ------------------

TOTAL SHORT-TERM INVESTMENT (COST $6,206,591)                                                             6,206,591
                                                                                                 ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $185,051,871)*                                    102.11%                                  $      158,243,685
Other Assets and Liabilities, Net                        (2.11)                                          (3,269,258)
                                                        ------                                   ------------------
TOTAL NET ASSETS                                        100.00%                                  $      154,974,427
                                                        ======                                   ==================

+   NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $186,114,951 AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   Gross Unrealized Appreciation                                                    $      11,046,145
   Gross Unrealized Depreciation                                                          (38,917,411)
                                                                                    -----------------
   NET UNREALIZED DEPRECIATION                                                      $     (27,871,266)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS         STATEMENTS OF ASSETS & LIABILITIES -- SEPTEMBER 30, 2002

                                                    DISCIPLINED            EQUITY                     INTERNATIONAL      LARGE CAP
                                                         GROWTH            INCOME            INDEX           EQUITY   APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Investments at cost                           $    56,569,771   $ 1,649,017,343  $ 1,267,342,458   $  602,957,661   $ 68,081,800
  Repurchase Agreements                               2,770,423        46,154,336       39,522,000       31,439,541      1,257,466
  Net unrealized appreciation (depreciation)         (1,487,327)       12,629,761     (143,377,982)    (137,243,990)    (7,126,159)
                                                ---------------   ---------------  ---------------   --------------   ------------
TOTAL INVESTMENTS AT VALUE                           57,852,867     1,707,801,440    1,163,486,476      497,153,212     62,213,107
                                                ---------------   ---------------  ---------------   --------------   ------------
  Cash                                                   50,000            50,000           50,300          300,537         50,000
  Cash Collateral for securities loaned               8,150,893        63,965,539      124,735,698       14,939,292              0
  Receivable for investments sold                     4,512,192                 0                0           15,141      1,752,370
  Receivable for dividends and interest                  57,393         4,935,990        1,614,051        3,171,053         40,602
  Receivable for daily variation margin                       0                 0                0                0              0
  Receivable from Investment Advisor
   and Affiliates                                             0                 0                0                0              0
                                                ---------------   ---------------  ---------------   --------------   ------------
TOTAL ASSETS                                         70,623,345     1,776,752,969    1,289,886,525      515,579,235     64,056,079
                                                ---------------   ---------------  ---------------   --------------   ------------

LIABILITIES
  Payable for investments purchased                   5,589,249                 0          155,274       18,510,699        651,594
  Payable for securities loaned                       8,150,893        63,965,539      124,735,698       14,939,292              0
  Payable for daily variation margin                          0                 0          554,050                0              0
  Payable to custodian                                        0                 0                0                0              0
  Payable to investment adviser and affiliates           26,872           963,083          113,858          441,849         30,196
  Payable to other related parties                        3,398            14,633           12,178           22,141          9,660
  Accrued expenses and other liabilities                 38,792           108,221           49,607          623,514         41,091
                                                ---------------   ---------------  ---------------   --------------   ------------
TOTAL LIABILITIES                                    13,809,204        65,051,476      125,620,665       34,537,495        732,541
                                                ---------------   ---------------  ---------------   --------------   ------------
TOTAL NET ASSETS                                $    56,814,141   $ 1,711,701,493  $ 1,164,265,860   $  481,041,740   $ 63,323,538
                                                ===============   ===============  ===============   ==============   ============
SECURITIES ON LOAN, AT MARKET VALUE             $     8,128,100   $    59,693,124  $   118,486,145   $   14,158,400   $          0

                                       208

                                                          LARGE
                                                        COMPANY          SMALL CAP          SMALL CAP
                                                         GROWTH        BASIC VALUE              INDEX
                                                -----------------------------------------------------
ASSETS

INVESTMENTS:
  Investments at cost                           $ 2,322,156,798    $     8,676,315    $   158,068,245
  Repurchase Agreements                              46,806,543                  0          9,244,000
  Net unrealized appreciation (depreciation)       (333,458,722)          (150,846)       (26,279,531)
                                                ---------------    ---------------    ---------------
TOTAL INVESTMENTS AT VALUE                        2,035,504,619          8,525,469        141,032,714
                                                ---------------    ---------------    ---------------
  Cash                                                   66,993                  0                  0
  Cash Collateral for securities loaned             149,737,096                  0         17,749,881
  Receivable for investments sold                    10,191,226                  0          1,237,902
  Receivable for dividends and interest                 366,290              8,010             92,952
  Receivable for daily variation margin                       0                  0             34,825
  Receivable from Investment Advisor
   and Affiliates                                             0              3,997                  0
                                                ---------------    ---------------    ---------------
TOTAL ASSETS                                      2,195,866,224          8,537,476        160,148,274
                                                ---------------    ---------------    ---------------

LIABILITIES
  Payable for investments purchased                  32,093,328            346,691          1,261,228
  Payable for securities loaned                     149,737,096                  0         17,749,881
  Payable for daily variation margin                          0                  0                  0
  Payable to custodian                                        0                  0             49,953
  Payable to investment adviser and affiliates        1,296,373                  0             31,029
  Payable to other related parties                        1,670              6,169              6,686
  Accrued expenses and other liabilities                219,730                  0             26,271
                                                ---------------    ---------------    ---------------
TOTAL LIABILITIES                                   183,348,197            352,860         19,125,048
                                                ---------------    ---------------    ---------------
TOTAL NET ASSETS                                $ 2,012,518,027    $     8,184,616    $   141,023,226
                                                ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE             $   146,247,959    $             0    $    16,759,882

                                                                             SMALL             SMALL
                                                      SMALL CAP            COMPANY           COMPANY
                                                          VALUE             GROWTH             VALUE
----------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Investments at cost                           $   114,700,493   $   472,059,830    $   178,845,280
  Repurchase agreements                               3,396,172        20,756,455          6,206,591
  Net unrealized appreciation (depreciation)         14,415,135       (22,214,009)       (26,808,186)
                                                ---------------   ---------------    ---------------
TOTAL INVESTMENTS AT VALUE                          132,511,800       470,602,276        158,243,685
                                                ---------------   ---------------    ---------------
  Cash                                                   50,000            50,000             50,000
  Cash Collateral for securities loaned              28,584,556        50,580,656         16,408,910
  Receivable for investments sold                       581,045         8,359,704            757,026
  Receivable for dividends and interest                  54,594           266,036            209,435
  Receivable for daily variation margin                       0                 0                  0
  Receivable from Investment Advisor
   and Affiliates                                             0                 0                  0
                                                ---------------   ---------------    ---------------
TOTAL ASSETS                                        161,781,995       529,858,672        175,669,056
                                                ---------------   ---------------    ---------------

LIABILITIES
  Payable for investments purchased                           0         8,568,249          4,137,836
  Payable for securities loaned                      28,584,556        50,580,656         16,408,910
  Payable for daily variation margin                          0                 0                  0
  Payable to custodian                                        0                 0                  0
  Payable to investment adviser and affiliates           97,342           355,743             92,116
  Payable to other related parties                        4,169             6,998              8,097
  Accrued expenses and other liabilities                 40,747            72,872             47,670
                                                ---------------   ---------------    ---------------
TOTAL LIABILITIES                                    28,726,814        59,584,518         20,694,629
                                                ---------------   ---------------    ---------------
TOTAL NET ASSETS                                $   133,055,181   $   470,274,154    $   154,974,427
                                                ===============   ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE             $    27,045,547   $    47,487,590    $    15,076,707

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                   STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED
                                                              SEPTEMBER 30, 2002

                                              DISCIPLINED            EQUITY                      INTERNATIONAL        LARGE CAP
                                                   GROWTH            INCOME             INDEX           EQUITY     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                               $      670,228    $   49,063,251    $   21,086,581    $   5,705,458(1) $     731,721
   Interest                                        36,493         1,549,516           819,478          335,322           78,427
   Securities lending                              26,419           306,868           282,621          123,658                0
                                           --------------    --------------    --------------    -------------    -------------
TOTAL INVESTMENT INCOME                           733,140        50,919,635        22,188,680        6,164,438          810,148
                                           --------------    --------------    --------------    -------------    -------------

EXPENSES
   Advisory fees                                  550,065        16,678,882         2,174,151        3,474,631          523,262
   Custody                                         14,668           444,770           289,887          811,856           14,950
   Accounting                                      71,067           135,177           111,775           30,910           69,933
   Legal                                            1,809            31,096             6,666           14,229           22,691
   Audit                                           17,250            23,250            22,250           25,250           12,000
   Directors' fees                                  5,726             5,726             5,726            5,726            5,726
   Other                                            3,704            51,403            36,719              615           12,511
                                           --------------    --------------    --------------    -------------    -------------
TOTAL EXPENSES                                    664,289        17,370,304         2,647,174        4,363,217          661,073

LESS:
   Waived fees and reimbursed expenses           (132,193)       (2,274,281)         (761,097)         (63,833)        (124,603)
   Net expenses                                   532,096        15,096,023         1,886,077        4,299,384          536,470
                                           --------------    --------------    --------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)                      201,044        35,823,612        20,302,603        1,865,054          273,678
                                           --------------    --------------    --------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM:
   Securities                                  (7,501,610)      104,708,312       (25,203,511)     (44,310,692)     (13,227,935)
   Financial futures transactions                       0                 0        (9,036,801)               0                0
                                           --------------    --------------    --------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS      (7,501,610)      104,708,312       (34,240,312)     (44,310,692)     (13,227,935)
                                           --------------    --------------    --------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
   Securities                                    (184,344)     (551,180,346)     (277,827,839)     (54,501,131)      (3,489,903)
   Financial futures transactions                       0                 0        (3,244,200)               0                0
                                           --------------    --------------    --------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS                   (184,344)     (551,180,346)     (281,072,039)     (54,501,131)      (3,489,903)
                                           --------------    --------------    --------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                               (7,685,954)     (446,472,034)     (315,312,351)     (98,811,823)     (16,717,838)
                                           --------------    --------------    --------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $   (7,484,910)   $ (410,648,422)   $ (295,009,748)   $ (96,946,769)   $ (16,444,160)
                                           ==============    ==============    ==============    =============    =============


                                       210

                                                    LARGE
                                                  COMPANY         SMALL CAP         SMALL CAP
                                                   GROWTH    BASIC VALUE(2)             INDEX
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                               $   10,200,330    $          240    $    1,204,822
   Interest                                       748,069            10,210           223,220
   Securities lending                             334,519                 0            79,123
                                           --------------    --------------    --------------
TOTAL INVESTMENT INCOME                        11,282,918            10,450         1,507,165
                                           --------------    --------------    --------------

EXPENSES
   Advisory fees                               19,034,302             6,357           418,992
   Custody                                        507,581               141            33,519
   Accounting                                     110,566             6,169            65,943
   Legal                                           26,134             1,034             2,602
   Audit                                           23,250               916            17,250
   Directors' fees                                  5,726               471             5,726
   Other                                          110,406               700            10,967
                                           --------------    --------------    --------------
TOTAL EXPENSES                                 19,817,965            15,788           554,999

LESS:
   Waived fees and reimbursed expenses            (24,441)           (8,647)          (10,306)
   Net expenses                                19,793,524             7,141           544,693
                                           --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                   (8,510,606)            3,309           962,472
                                           --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM:
   Securities                                (263,624,864)                0           525,171
   Financial futures transactions                       0                 0        (1,021,351)
                                           --------------    --------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS    (263,624,864)                0          (496,180)
                                           --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
   Securities                                (314,984,633)         (150,846)       (4,352,248)
   Financial futures transactions                       0                 0          (542,776)
                                           --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS               (314,984,633)         (150,846)       (4,895,024)
                                           --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                             (578,609,497)         (150,846)       (5,391,204)
                                           --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $ (587,120,103)   $     (147,537)   $   (4,428,732)
                                           ===============   ==============    ===============

                                                                      SMALL             SMALL
                                                SMALL CAP           COMPANY           COMPANY
                                                    VALUE            GROWTH             VALUE
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                               $    1,419,988    $    2,434,179    $    2,384,690
   Interest                                       235,224           693,439           111,323
   Securities lending                              76,001           202,297            55,418
                                           --------------    --------------    --------------
TOTAL INVESTMENT INCOME                         1,731,213         3,329,915         2,551,431
                                           --------------    --------------    --------------
EXPENSES
   Advisory fees                                1,622,691         5,499,019         1,560,450
   Custody                                         36,060           122,200            34,676
   Accounting                                      59,110            83,107            77,446
   Legal                                            4,601            14,129             2,041
   Audit                                           17,250            19,250            17,250
   Directors' fees                                  5,726             5,726             5,726
   Other                                            5,115            28,222             7,567
                                           --------------    --------------    --------------
TOTAL EXPENSES                                  1,750,553         5,771,653         1,705,156

LESS:
   Waived fees and reimbursed expenses            (47,837)           (1,872)         (337,276)
   Net expenses                                 1,702,716         5,769,781         1,367,880
                                           --------------    --------------    --------------
NET INVESTMENT INCOME (LOSS)                       28,497        (2,439,866)        1,183,551
                                           --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM:
   Securities                                   8,667,897      (112,512,630)       16,735,398
   Financial futures transactions                       0                 0                 0
                                           --------------    --------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS       8,667,897      (112,512,630)       16,735,398
                                           --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
   Securities                                  17,102,525        (2,881,758)      (22,490,426)
   Financial futures transactions                       0                 0                 0
                                           --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS                 17,102,525        (2,881,758)      (22,490,426)
                                           --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                               25,770,422      (115,394,388)       (5,755,028)
                                           --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $   25,798,919    $ (117,834,254)   $   (4,571,477)
                                           ===============   ==============    ==============

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,503,843 FOR THE INTERNATIONAL EQUITY PORTFOLIO.
(2) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 30, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS

                                                             DISCIPLINED GROWTH                      EQUITY INCOME
                                                     ----------------------------------    ----------------------------------
                                                             FOR THE            FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001               2002               2001
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $    86,583,613    $   192,689,294    $ 2,197,292,559    $ 2,601,207,077

OPERATIONS:
   Net investment income (loss)                              201,044            256,375         35,823,612         31,820,861
   Net realized gain (loss) from investments sold         (7,501,610)          (889,226)       104,708,312         94,370,787
   Net change in unrealized appreciation
    (depreciation) of investments                           (184,344)       (32,002,569)      (551,180,346)      (335,396,593)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        (7,484,910)       (32,635,420)      (410,648,422)      (209,204,945)
                                                     ---------------    ---------------    ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                         14,641,961         36,858,544        195,638,575        152,274,264
    Withdrawals                                          (36,926,523)      (110,328,805)      (270,581,219)      (346,983,837)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                    (22,284,562)       (73,470,261)       (74,942,644)      (194,709,573)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                    (29,769,472)      (106,105,681)      (485,591,066)      (403,914,518)
                                                     ---------------    ---------------    ---------------    ---------------
ENDING NET ASSETS                                    $    56,814,141    $    86,583,613    $ 1,711,701,493    $ 2,197,292,559
                                                     ===============    ===============    ===============    ===============

                                       212

                                                                   INDEX                          INTERNATIONAL EQUITY
                                                     ----------------------------------    ----------------------------------
                                                             FOR THE            FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001               2002               2001
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $ 1,424,435,966    $ 1,799,244,320    $   257,314,234    $   316,235,786

OPERATIONS:
   Net investment income (loss)                           20,302,603         20,211,727          1,865,054          1,681,179
   Net realized gain (loss) from investments sold        (34,240,312)       (14,061,913)       (44,310,692)       (13,165,841)
   Net change in unrealized appreciation
    (depreciation) of investments                       (281,072,039)      (501,591,975)       (54,501,131)       (86,702,376)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      (295,009,748)      (495,442,161)       (96,946,769)       (98,187,038)
                                                     ---------------    ---------------    ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                        237,444,416        249,152,143        416,685,661         67,786,926
    Withdrawals                                         (202,604,774)      (128,518,336)       (96,011,386)       (28,521,440)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                     34,839,642        120,633,807        320,674,275         39,265,486
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                   (260,170,106)      (374,808,354)       223,727,506        (58,921,552)
                                                     ---------------    ---------------    ---------------    ---------------
ENDING NET ASSETS                                    $ 1,164,265,860    $ 1,424,435,966    $   481,041,740    $   257,314,234
                                                     ===============    ===============    ===============    ===============

                                                          LARGE CAP APPRECIATION(1)
                                                     ----------------------------------
                                                             FOR THE            FOR THE
                                                          YEAR ENDED       PERIOD ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001
---------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $    68,114,635    $             0

OPERATIONS:
   Net investment income (loss)                              273,678             77,513
   Net realized gain (loss) from investments sold        (13,227,935)        (1,752,421)
   Net change in unrealized appreciation
    (depreciation) of investments                         (3,489,903)        (3,636,256)
                                                     ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (16,444,160)        (5,311,164)
                                                     ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                         23,402,710         77,279,799
    Withdrawals                                          (11,749,647)        (3,854,000)
                                                     ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                     11,653,063         73,425,799
                                                     ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS                     (4,791,097)        68,114,635
                                                     ---------------    ---------------
ENDING NET ASSETS                                    $    63,323,538    $    68,114,635
                                                     ===============    ===============


(1) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 31, 2001.
(2) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 30, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                              SMALL CAP
                                                            LARGE COMPANY GROWTH            BASIC VALUE(2)
                                                     ----------------------------------    ---------------
                                                             FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001               2002
----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $ 2,315,623,182    $ 3,234,783,066    $             0

OPERATIONS:
   Net investment income (loss)                           (8,510,606)        (8,286,113)             3,309
   Net realized gain (loss) from investments sold       (263,624,864)       (12,671,689)                 0
   Net change in unrealized appreciation
    (depreciation) of investments                       (314,984,633)    (1,385,879,338)          (150,846)
                                                     ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
    from operations                                     (587,120,103)    (1,406,837,140)          (147,537)
                                                     ---------------    ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                        516,547,612        688,447,499          8,842,650
    Withdrawals                                         (232,532,664)      (200,770,243)          (510,497)
                                                     ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                    284,014,948        487,677,256          8,332,153
NET INCREASE (DECREASE) IN NET ASSETS                   (303,105,155)      (919,159,884)         8,184,616
                                                     ---------------    ---------------    ---------------
ENDING NET ASSETS                                    $ 2,012,518,027    $ 2,315,623,182    $     8,184,616
                                                     ===============    ===============    ===============

                                                               SMALL CAP INDEX
                                                     ----------------------------------
                                                             FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001
---------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $   146,650,353    $   182,875,588

OPERATIONS:
   Net investment income (loss)                              962,472          1,542,758
   Net realized gain (loss) from investments sold           (496,180)         3,873,956
   Net change in unrealized appreciation
    (depreciation) of investments                         (4,895,024)       (25,727,315)
                                                     ---------------    ---------------
   Net increase (decrease) in net assets resulting
    from operations                                       (4,428,732)       (20,310,601)
                                                     ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                         33,105,771         26,321,734
    Withdrawals                                          (34,304,166)       (42,236,368)
                                                     ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                     (1,198,395)       (15,914,634)
NET INCREASE (DECREASE) IN NET ASSETS                     (5,627,127)       (36,225,235)
                                                     ---------------    ---------------
ENDING NET ASSETS                                    $   141,023,226    $   146,650,353
                                                     ===============    ===============

                                       214

                                                               SMALL CAP VALUE                    SMALL COMPANY GROWTH
                                                     ----------------------------------    ----------------------------------
                                                             FOR THE            FOR THE            FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001               2002               2001
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $   168,627,677    $   225,883,004    $   575,999,538    $   785,000,460

OPERATIONS:
   Net investment income (loss)                               28,497            726,241         (2,439,866)        (1,159,897)
   Net realized gain (loss) from investments sold          8,667,897         (2,982,909)      (112,512,630)       (48,941,530)
   Net change in unrealized appreciation
    (depreciation) of investments                         17,102,525        (47,320,025)        (2,881,758)      (124,708,498)
                                                     ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
    from operations                                       25,798,919        (49,576,693)      (117,834,254)      (174,809,925)
                                                     ---------------    ---------------    ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                         33,930,738         41,563,601        109,244,979         79,317,915
    Withdrawals                                          (95,302,153)       (49,242,235)       (97,136,109)      (113,508,912)
                                                     ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                    (61,371,415)        (7,678,634)        12,108,870        (34,190,997)
NET INCREASE (DECREASE) IN NET ASSETS                    (35,572,496)       (57,255,327)      (105,725,384)      (209,000,922)
                                                     ---------------    ---------------    ---------------    ---------------
ENDING NET ASSETS                                    $   133,055,181    $   168,627,677    $   470,274,154    $   575,999,538
                                                     ===============    ===============    ===============    ===============

                                                             SMALL COMPANY VALUE
                                                     ----------------------------------
                                                             FOR THE            FOR THE
                                                          YEAR ENDED         YEAR ENDED
                                                       SEPTEMBER 30,      SEPTEMBER 30,
                                                                2002               2001
---------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $   147,838,358    $   183,942,825

OPERATIONS:
   Net investment income (loss)                            1,183,551          2,300,775
   Net realized gain (loss) from investments sold         16,735,398         36,231,040
   Net change in unrealized appreciation
    (depreciation) of investments                        (22,490,426)       (18,142,225)
                                                     ---------------    ---------------
   Net increase (decrease) in net assets resulting
    from operations                                       (4,571,477)        20,389,590
                                                     ---------------    ---------------
   Transactions in Investors' Beneficial Interests
    Contributions                                         53,306,792         23,177,082
    Withdrawals                                          (41,599,246)       (79,671,139)
                                                     ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS                     11,707,546        (56,494,057)
NET INCREASE (DECREASE) IN NET ASSETS                      7,136,069        (36,104,467)
                                                     ---------------    ---------------
ENDING NET ASSETS                                    $   154,974,427    $   147,838,358
                                                     ===============    ===============

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 31, 2001.
(2) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 30, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 -----------------------------------------------       PORTFOLIO
                                                 NET INVESTMENT              NET           GROSS        TURNOVER
                                                  INCOME (LOSS)         EXPENSES     EXPENSES(1)            RATE
----------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH
October 1, 2001 to September 30, 2002                      0.27%            0.73%           0.91%            156%
October 1, 2000 to September 30, 2001                      0.15%            0.72%           0.82%            181%
October 1, 1999 to September 30, 2000                      0.20%            0.75%           0.84%            106%
June 1, 1999 to September 30, 1999                        (0.04)%           0.97%           1.02%             21%
June 1, 1998 to May 31, 1999                               0.15%            0.97%           1.02%             90%
October 1, 1997(2) to May 31, 1998                         0.55%            1.01%           1.06%             68%

EQUITY INCOME

October 1, 2001 to September 30, 2002                      1.61%            0.68%           0.78%             12%
October 1, 2000 to September 30, 2001                      1.29%            0.68%           0.78%              3%
October 1, 1999 to September 30, 2000                      1.42%            0.67%           0.76%              9%
June 1, 1999 to September 30, 1999                         1.43%            0.54%           0.57%              5%
June 1, 1998 to May 31, 1999                               1.53%            0.55%           0.57%              3%
June 1, 1997(2) to May 31, 1998                            1.76%            0.52%           0.57%              3%

INDEX

October 1, 2001 to September 30, 2002                      1.40%            0.13%           0.18%              4%
October 1, 2000 to September 30, 2001                      1.23%            0.13%           0.18%              2%
October 1, 1999 to September 30, 2000                      1.13%            0.13%           0.18%              8%
June 1, 1999 to September 30, 1999                         1.25%            0.18%           0.23%             11%
June 1, 1998 to May 31, 1999                               1.35%            0.18%           0.23%              4%
June 1, 1997 to May 31, 1998                               1.60%            0.19%           0.24%              7%

INTERNATIONAL EQUITY

October 1, 2001 to September 30, 2002                      0.54%            1.24%           1.26%             38%
October 1, 2000 to September 30, 2001                      0.57%            1.27%           1.31%             33%
October 1, 1999 to September 30, 2000                      0.06%            1.30%           1.39%             64%
June 1, 1999 to September 30, 1999                         0.21%            1.40%           1.40%             11%
February 12, 1999(2) to May 31, 1999                       1.92%            1.40%           1.45%             12%

LARGE CAP APPRECIATION

October 1, 2001 to September 30, 2002                      0.37%            0.72%           0.88%            123%
August 31, 2001(2) to September 30, 2001                   1.51%            0.72%           0.79%             10%

LARGE COMPANY GROWTH

October 1, 2001 to September 30, 2002                     (0.34)%           0.78%           0.78%             18%
October 1, 2000 to September 30, 2001                     (0.29)%           0.78%           0.78%             13%
October 1, 1999 to September 30, 2000                     (0.30)%           0.77%           0.77%              9%
June 1, 1999 to September 30, 1999                        (0.07)%           0.69%           0.72%              5%
June 1, 1998 to May 31, 1999                              (0.19)%           0.71%           0.72%             28%
June 1, 1997(2) to May 31, 1998                           (0.03)%           0.67%           0.73%             13%

SMALL CAP BASIC VALUE

August 30, 2002(2) to September 30, 2002                   0.45%            0.98%           2.16%              0%

SMALL CAP INDEX

October 1, 2001 to September 30, 2002                      0.57%            0.32%           0.33%             17%
October 1, 2000 to September 30, 2001                      0.90%            0.32%           0.33%             25%
October 1, 1999 to September 30, 2000                      1.03%            0.33%           0.34%             42%
June 1, 1999 to September 30, 1999                         0.53%            0.44%           0.50%             23%
June 1, 1998 to May 31, 1999                               0.76%            0.44%           0.48%             26%
April 9, 1998(2) to May 31, 1998                           1.04%            0.52%           0.54%              2%

SMALL CAP VALUE

October 1, 2001 to September 30, 2002                      0.02%            0.94%           0.97%             90%
October 1, 2000 to September 30, 2001                      0.36%            0.83%           0.96%            131%
October 1, 1999 to September 30, 2000                      0.08%            0.68%           1.00%            124%
June 1, 1999 to September 30, 1999                        (0.32)%           1.06%           1.10%             49%
June 1, 1998 to May 31, 1999                              (0.20)%           1.05%           1.10%            108%
October 1, 1997(2) to May 31, 1998                        (0.17)%           1.08%           1.13%             79%

                                       216

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 -----------------------------------------------       PORTFOLIO
                                                 NET INVESTMENT              NET           GROSS        TURNOVER
                                                  INCOME (LOSS)         EXPENSES     EXPENSES(1)            RATE
----------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH
October 1, 2001 to September 30, 2002                     (0.40)%           0.94%           0.94%            169%
October 1, 2000 to September 30, 2001                     (0.17)%           0.94%           0.94%            206%
October 1, 1999 to September 30, 2000                     (0.28)%           0.94%           0.94%            203%
June 1, 1999 to September 30, 1999                        (0.22)%           0.94%           0.98%             55%
June 1, 1998 to May 31, 1999                              (0.25)%           0.98%           0.98%            154%
June 1, 1997(2) to May 31, 1998                           (0.41)%           0.93%           0.98%            123%

SMALL COMPANY VALUE

October 1, 2001 to September 30, 2002                      0.68%            0.79%           0.98%             98%
October 1, 2000 to September 30, 2001                      1.32%            0.79%           0.97%             90%
October 1, 1999 to September 30, 2000                      1.37%            0.81%           1.00%            114%
June 1, 1999 to September 30, 1999                         0.83%            1.00%           1.04%             28%
June 1, 1998 to May 31, 1999                               0.76%            0.99%           1.04%             97%
June 1, 1997(2) to May 31, 1998                            0.69%            0.99%           1.04%             99%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL HIGHLIGHTS

          NOTES TO FINANCIAL HIGHLIGHTS

          (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

          (2)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS CORE TRUST

1. ORGANIZATION

        Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each, a "Portfolio" and collectively, the "Portfolios").

        Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

        The following significant accounting policies, which are consistently followed by Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

        Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

        Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

        Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

        Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

        Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

        Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2002, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                                 NET UNREALIZED
                                                                                  NOTIONAL        APPRECIATION
     CONTRACTS   PORTFOLIO                        TYPE      EXPIRATION DATE    CONTRACT VALUE    (DEPRECIATION)
      210 Long   Index Portfolio             S&P 500 Index   December 2002     $  42,787,500     $   (1,721,675)

       56 Long   Small Cap Index Portfolio    Russell 2000   December 2002        10,152,800           (180,950)

        The Index Portfolio has pledged two U.S. Treasury Bills with a par value of $1,440,000 and $2,005,000. The Small Cap Index Portfolio has pledged two U.S. Treasury Bills with a par value of $456,000 and $470,000.

REPURCHASE AGREEMENTS

        Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

        The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2002, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

        Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

        The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

        Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. These sub-advisers provided the same services to the predecessor portfolios.

     PORTFOLIO                         ADVISORY FEE            SUB-ADVISER                  SUB-ADVISORY FEE
     Disciplined Growth Portfolio          0.75%            Smith Asset Management              0-175 million, 0.35%

                                                                                              175-225 million, 0.00%

                                                                                              225-500 million, 0.25%

                                                                                     Greater than 500 million, 0.20%

     Equity Income Portfolio               0.75%          Wells Capital Management              0-200 million, 0.25%

                                                                                              200-400 million, 0.20%

                                                                                     Greater than 400 million, 0.15%

     Index Portfolio                       0.15%          Wells Capital Management              0-200 million, 0.02%

                                                                                     Greater than 200 million, 0.01%

     International Equity Portfolio        1.00%          Wells Capital Management              0-200 million, 0.35%

                                                                                     Greater than 200 million, 0.25%

     Large Cap Appreciation Portfolio      0.70%        Cadence Capital Management              0-250 million, 0.30%

                                                                                              250-500 million, 0.20%

                                                                                      500 million - 1 billion, 0.15%

                                                                                       Greater than 1 billion, 0.10%

     Large Company Growth Portfolio        0.75%      Peregrine Capital Management               0-25 million, 0.75%

                                                                                                25-50 million, 0.60%

                                                                                               50-275 million, 0.50%

                                                                                     Greater than 275 million, 0.30%

     Small Cap Basic Value Portfolio       0.90%          Wells Capital Management              0-200 million, 0.25%

                                                                                     Greater than 200 million, 0.20%

     Small Cap Index Portfolio             0.25%          Wells Capital Management              0-200 million, 0.02%

                                                                                      Greater than 200 million,0.01%

     Small Cap Value Portfolio             0.90%            Smith Asset Management              0-110 million, 0.45%

                                                                                              110-150 million, 0.00%

                                                                                              150-300 million, 0.30%

                                                                                     Greater than 300 million, 0.25%

     Small Company Growth Portfolio        0.90%      Peregrine Capital Management               0-50 million, 0.90%

                                                                                               50-180 million, 0.75%

                                                                                              180-340 million, 0.65%

                                                                                              340-685 million, 0.50%

                                                                                              685-735 million, 0.52%

                                                                                      Greater than 735 million 0.55%

     Small Company Value Portfolio         0.90%      Peregrine Capital Management              0-175 million, 0.50%

                                                                                     Greater than 175 million, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

        Currently, there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International Equity Portfolio.

        Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio's average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

        Forum Accounting Services, LLC (Forum) provides portfolio accounting and interestholder recordkeeping services to each Portfolio. For these services, Forum is entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. WAIVED FEES AND REIMBURSED EXPENSES

     For the year ended September 30, 2002, fees waived by Funds Management were as follows:

       PORTFOLIO                                       FEES WAIVED BY FUNDS MANAGEMENT
       Disciplined Growth Portfolio                          $        132,193

       Equity Income Portfolio                                      2,274,281

       Index Portfolio                                                761,097

       International Equity Portfolio                                  63,833

       Large Cap Appreciation Portfolio                               124,603

       Large Company Growth Portfolio                                  24,441

       Small Cap Basic Value Portfolio                                  8,647

       Small Cap Index Portfolio                                       10,306

       Small Cap Value Portfolio                                       47,837

       Small Company Growth Portfolio                                   1,872

       Small Company Value Portfolio                                  337,276

6. INVESTMENT PORTFOLIO TRANSACTIONS

        Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2002 were as follows:

                             AGGREGATE PURCHASES AND SALES

     PORTFOLIO                              PURCHASES AT COST       SALES PROCEEDS
     Disciplined Growth Portfolio          $       108,661,048   $      129,786,602

     Equity Income Portfolio                       249,997,614          290,889,863

     Index Portfolio                                95,585,208           53,853,077

     International Equity Portfolio                359,973,966          129,179,088

     Large Cap Appreciation Portfolio               97,930,281           86,449,814

     Large Company Growth Portfolio                770,105,038          433,631,792

     Small Cap Basic Value Portfolio                 4,746,798                    0

     Small Cap Index Portfolio                      26,409,525           27,006,044

     Small Cap Value Portfolio                     151,016,733          153,404,597

     Small Company Growth Portfolio              1,010,813,694          990,864,985

     Small Company Value Portfolio                 176,438,476          164,342,806

INDEPENDENT AUDITORS' REPORT                                     CORE PORTFOLIOS

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO CORE TRUST:

        We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Basic Value Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, eleven portfolios of Wells Fargo Core Trust, (collectively the "Portfolios"), including the portfolios of investments as of September 30, 2002, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 212 to 215, and the financial highlights for the periods presented on pages 216 and 217. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of September 30, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

     KPMG LLP
     San Francisco, California
     November 8, 2002

CORE PORTFOLIOS                                                BOARD OF TRUSTEES

BOARD OF TRUSTEES

        The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Funds Trust, and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                           POSITION HELD AND              PRINCIPAL OCCUPATIONS DURING
     NAME AND AGE          LENGTH OF SERVICE***           PAST FIVE YEARS                   OTHER DIRECTORSHIPS
     Robert C. Brown       Trustee                        Retired. Director, Federal        None
     71                    since 1992                     Farm Credit Banks Funding
                                                          Corporation and Farm Credit
                                                          System Financial Assistance
                                                          Corporation until February
                                                          1999.

     W. Rodney Hughes      Trustee                        Private Investor.                 Barclays Global Investors
     76                    since 1987                                                       Funds / Master Investment
                                                                                            Portfolio (23 Portfolios)

     J. Tucker Morse       Trustee                        Private Investor/Real Estate      None
     58                    since 1987                     Developer; Chairman of
                                                          White Point Capital, LLC.

NON-INTERESTED TRUSTEES

                           POSITION HELD AND              PRINCIPAL OCCUPATIONS DURING
     NAME AND AGE          LENGTH OF SERVICE***           PAST FIVE YEARS                   OTHER DIRECTORSHIPS
     Thomas S. Goho        Trustee                        Wake Forest University,           None
     60                    since 1987                     Calloway School of Business
                                                          and Accountantcy, Benson-
                                                          Pruitt Professorship since
                                                          1999, Associate Professor of
                                                          Finance 1994 - 1999.

     Peter G. Gordon       Trustee                        Chairman, CEO, and Co-            None
     60                    since 1998                     Founder of Crystal Geyser
                           (Lead Trustee                  Water Company and President
                           since 2001)                    of Crystal Geyser Roxane
                                                          Water Company.

     Richard M. Leach      Trustee                        President of Richard M. Leach     None
     69                    since 1987                     Associates (a financial
                                                          consulting firm).

     Timothy J. Penny      Trustee                        Senior Counselor to the public    None
     50                    since 1996                     relations firm of Himle-Horner
                                                          and Senior Fellow at the
                                                          Humphrey Institute,
                                                          Minneapolis, Minnesota
                                                          (a public policy organization).

     Donald C. Willeke     Trustee                        Principal in the law firm of      None
     62                    since 1996                     Willeke & Daniels.

OFFICERS

                           POSITION HELD AND              PRINCIPAL OCCUPATIONS DURING
     NAME AND AGE          LENGTH OF SERVICE              PAST FIVE YEARS                   OTHER DIRECTORSHIPS
     Michael J. Hogan      President                      Executive Vice President of       None
     43                    Since 2000                     Wells Fargo Bank, N.A.
                                                          President of Wells Fargo
                                                          Funds Management, LLC since
                                                          March 2001. Senior Vice
                                                          President of Wells Fargo Bank,
                                                          N.A. from April 1997 to
                                                          July 1999. Vice President of
                                                          American Express Financial
                                                          Advisors until April 1997.

                                       224

                           POSITION HELD AND              PRINCIPAL OCCUPATIONS DURING
     NAME AND AGE          LENGTH OF SERVICE              PAST FIVE YEARS                   OTHER DIRECTORSHIPS
     Karla M. Rabusch      Treasurer                      Senior Vice President of Wells    None
     43                    Since 2000                     Fargo Bank, N.A. Senior Vice
                                                          President and Chief
                                                          Administrative Officer of Wells
                                                          Fargo Funds Management,
                                                          LLC since March 2001. Vice
                                                          President of Wells Fargo Bank,
                                                          N.A. from December 1997 to
                                                          May 2000. Prior thereto,
                                                          Director of Managed Assets
                                                          Investment Accounting of
                                                          American Express Financial
                                                          Advisors until November 1997.

     C. David Messman      Secretary                      Vice President and Senior         None
     42                    Since 2000                     Counsel of Wells Fargo Bank,
                                                          N.A. Vice President and
                                                          Secretary of Wells Fargo Funds
                                                          Management, LLC since
                                                          March 2001.

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
 ** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

STOCK FUNDS                                                LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AIG        -- American International Group
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
FSA/CR     -- Financial Security Assurance Inc/Custodial Receipts
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IAC        -- Irvine Apartment Community
IBC        -- Insured Bond Certificate
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MAC        -- Mortgage Acceptance Company
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MSR        -- Modesto-Santa Clara-Redding
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
VA         -- Department of Veterans Affairs
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA/ICR   -- XL Capital Assurance/Insured Custodial Receipts

DATED MATERIAL                                                 PRSRT STD
PLEASE EXPEDITE                                               U.S. POSTAGE
                                                                  PAID
                                                               CANTON, MA
                                                              PERMIT #313


MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 001 (09/02)